UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

410.986.5723

(Registrant’s Telephone Number)

Thomas R. Rus

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 4/30/08

Date of Reporting Period: Six months ended 10/31/07

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report(s) to Stockholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Managed by MTB Investment Advisors, Inc.

SEMI-ANNUAL REPORT: October 31, 2007

MTB Funds

Short Duration Government

Bond Fund

Short-Term Corporate Bond Fund

U.S. Government Bond Fund

New York Municipal Bond Fund

Pennsylvania Municipal Bond Fund

Maryland Municipal Bond Fund

Virginia Municipal Bond Fund

Intermediate-Term Bond Fund

Income Fund

Managed Allocation Fund –

Conservative Growth

Managed Allocation Fund –

Moderate Growth

Managed Allocation Fund –

Aggressive Growth

Balanced Fund

Equity Income Fund

Large Cap Value Fund

Equity Index Fund

Large Cap Stock Fund Large Cap Growth Fund Multi Cap Growth Fund Mid Cap Stock Fund Mid Cap Growth Fund Small Cap Stock Fund Small Cap Growth Fund International Equity Fund

[This Page Intentionally Left Blank]

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of cost: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 to October 31, 2007.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2007	Ending Account Value 10/31/2007	Expenses Paid During Period(1)
SHORT DURATION GOVERNMENT BOND FUND
Actual
Class A Shares	$1,000	$1,025.90	$4.18
Class B Shares	$1,000	$1,021.60	$8.49
Institutional I Shares	$1,000	$1,026.70	$3.41
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,021.01	$4.17
Class B Shares	$1,000	$1,016.74	$8.47
Institutional I Shares	$1,000	$1,021.77	$3.40

SHORT-TERM CORPORATE BOND FUND
Actual
Class A Shares	$1,000	$1,021.60	$4.57
Class B Shares	$1,000	$1,017.30	$8.92
Institutional I Shares	$1,000	$1,022.40	$3.81
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,020.61	$4.57
Class B Shares	$1,000	$1,016.29	$8.92
Institutional I Shares	$1,000	$1,021.37	$3.81

U.S. GOVERNMENT BOND FUND
Actual
Class A Shares	$1,000	$1,025.00	$4.63
Class B Shares	$1,000	$1,020.20	$9.34
Institutional I Shares	$1,000	$1,025.30	$4.28
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,020.56	$4.62
Class B Shares	$1,000	$1,015.89	$9.32
Institutional I Shares	$1,000	$1,020.91	$4.27

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

1

	Beginning Account Value 5/1/2007	Ending Account Value 10/31/2007	Expenses Paid During Period(1)
NEW YORK MUNICIPAL BOND FUND
Actual
Class A Shares	$1,000	$1,007.20	$3.94
Class B Shares	$1,000	$1,002.70	$8.41
Institutional I Shares	$1,000	$1,007.70	$3.38
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,021.22	$3.96
Class B Shares	$1,000	$1,016.74	$8.47
Institutional I Shares	$1,000	$1,021.77	$3.40

PENNSYLVANIA MUNICIPAL BOND FUND
Actual
Class A Shares	$1,000	$1,012.90	$4.81
Class B Shares	$1,000	$1,008.50	$9.19
Institutional I Shares	$1,000	$1,013.40	$4.30
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,020.36	$4.82
Class B Shares	$1,000	$1,015.99	$9.22
Institutional I Shares	$1,000	$1,020.86	$4.32

MARYLAND MUNICIPAL BOND FUND
Actual
Class A Shares	$1,000	$1,004.70	$4.13
Class B Shares	$1,000	$1,000.20	$8.65
Institutional I Shares	$1,000	$1,005.20	$3.63
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,021.01	$4.17
Class B Shares	$1,000	$1,016.49	$8.72
Institutional I Shares	$1,000	$1,021.52	$3.66

VIRGINIA MUNICIPAL BOND FUND
Actual
Class A Shares	$1,000	$1,012.00	$4.40
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,020.76	$4.42

INTERMEDIATE-TERM BOND FUND
Actual
Class A Shares	$1,000	$1,021.60	$4.47
Class B Shares	$1,000	$1,017.30	$8.77
Institutional I Shares	$1,000	$1,022.40	$3.71
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,020.71	$4.47
Class B Shares	$1,000	$1,016.44	$8.77
Institutional I Shares	$1,000	$1,021.47	$3.71

INCOME FUND
Actual
Class A Shares	$1,000	$1,015.90	$4.61
Class B Shares	$1,000	$1,011.80	$8.90
Institutional I Shares	$1,000	$1,016.80	$3.85
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,020.56	$4.62
Class B Shares	$1,000	$1,016.29	$8.92
Institutional I Shares	$1,000	$1,021.32	$3.86

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

2

	Beginning Account Value 5/1/2007	Ending Account Value 10/31/2007	Expenses Paid During Period(1)
MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH
Actual
Class A Shares	$1,000	$1,042.30	$5.13
Class B Shares	$1,000	$1,039.60	$8.00
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,020.11	$5.08
Class B Shares	$1,000	$1,017.29	$7.91

MANAGED ALLOCATION FUND – MODERATE GROWTH
Actual
Class A Shares	$1,000	$1,060.00	$4.56
Class B Shares	$1,000	$1,056.20	$8.63
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,020.71	$4.47
Class B Shares	$1,000	$1,016.74	$8.47

MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH
Actual
Class A Shares	$1,000	$1,075.60	$4.54
Class B Shares	$1,000	$1,072.90	$7.50
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,020.76	$4.42
Class B Shares	$1,000	$1,017.90	$7.30

BALANCED FUND
Actual
Class A Shares	$1,000	$1,028.70	$4.90
Class B Shares	$1,000	$1,024.60	$9.47
Institutional I Shares	$1,000	$1,029.50	$4.64
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,020.31	$4.88
Class B Shares	$1,000	$1,015.79	$9.42
Institutional I Shares	$1,000	$1,020.56	$4.62

EQUITY INCOME FUND
Actual
Class A Shares	$1,000	$967.30	$5.88
Class B Shares	$1,000	$963.60	$9.58
Institutional I Shares	$1,000	$967.70	$5.24
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,019.15	$6.04
Class B Shares	$1,000	$1,015.38	$9.83
Institutional I Shares	$1,000	$1,019.81	$5.38

LARGE CAP VALUE FUND
Actual
Class A Shares	$1,000	$1,020.00	$4.72
Class B Shares	$1,000	$1,015.90	$9.63
Institutional I Shares	$1,000	$1,020.50	$5.08
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,020.46	$4.72
Class B Shares	$1,000	$1,015.58	$9.63
Institutional I Shares	$1,000	$1,020.11	$5.08

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

3

	Beginning Account Value 5/1/2007	Ending Account Value 10/31/2007	Expenses Paid During Period(1)
EQUITY INDEX FUND
Actual
Class A Shares	$1,000	$1,052.40	$2.73
Class B Shares	$1,000	$1,048.50	$6.59
Institutional I Shares	$1,000	$1,054.50	$1.45
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,022.47	$2.69
Class B Shares	$1,000	$1,018.70	$6.50
Institutional I Shares	$1,000	$1,023.73	$1.42

LARGE CAP STOCK FUND
Actual
Class A Shares	$1,000	$1,083.10	$6.55
Class B Shares	$1,000	$1,080.00	$10.46
Institutional I Shares	$1,000	$1,083.60	$5.81
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,018.85	$6.34
Class B Shares	$1,000	$1,015.08	$10.13
Institutional I Shares	$1,000	$1,019.56	$5.63

LARGE CAP GROWTH FUND
Actual
Class A Shares	$1,000	$1,081.80	$6.91
Class B Shares	$1,000	$1,077.50	$10.81
Institutional I Shares	$1,000	$1,081.90	$6.18
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,018.50	$6.70
Class B Shares	$1,000	$1,014.73	$10.48
Institutional I Shares	$1,000	$1,019.20	$5.99

MULTI CAP GROWTH FUND
Actual
Class A Shares	$1,000	$1,100.30	$5.60
Class B Shares	$1,000	$1,095.80	$10.27
Institutional I Shares	$1,000	$1,100.70	$5.44
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,019.81	$5.38
Class B Shares	$1,000	$1,015.33	$9.88
Institutional I Shares	$1,000	$1,019.96	$5.23

MID CAP STOCK FUND
Actual
Class A Shares	$1,000	$1,005.60	$6.25
Class B Shares	$1,000	$1,001.30	$10.21
Institutional I Shares	$1,000	$1,005.60	$5.80
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,018.90	$6.29
Class B Shares	$1,000	$1,014.93	$10.28
Institutional I Shares	$1,000	$1,019.36	$5.84

MID CAP GROWTH FUND
Actual
Class A Shares	$1,000	$1,092.40	$6.84
Class B Shares	$1,000	$1,087.40	$10.70
Institutional I Shares	$1,000	$1,093.10	$6.16
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,018.60	$6.60
Class B Shares	$1,000	$1,014.88	$10.33
Institutional I Shares	$1,000	$1,019.25	$5.94

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

4

	Beginning Account Value 5/1/2007	Ending Account Value 10/31/2007	Expenses Paid During Period(1)
SMALL CAP STOCK FUND
Actual
Class A Shares	$1,000	$1,066.30	$6.65
Class B Shares	$1,000	$1,062.50	$10.52
Institutional I Shares	$1,000	$1,066.40	$5.92
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,018.70	$6.50
Class B Shares	$1,000	$1,014.93	$10.28
Institutional I Shares	$1,000	$1,019.41	$5.79

SMALL CAP GROWTH FUND
Actual
Class A Shares	$1,000	$1,124.70	$7.00
Class B Shares	$1,000	$1,120.70	$10.98
Class C Shares	$1,000	$1,125.30	$6.62
Institutional I Shares	$1,000	$1,125.60	$6.36
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,018.55	$6.65
Class B Shares	$1,000	$1,014.78	$10.43
Class C Shares	$1,000	$1,018.90	$6.29
Institutional I Shares	$1,000	$1,019.15	$6.04

INTERNATIONAL EQUITY FUND
Actual
Class A Shares	$1,000	$1,112.00	$7.86
Class B Shares	$1,000	$1,107.70	$11.92
Institutional I Shares	$1,000	$1,112.90	$7.28
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,017.70	$7.51
Class B Shares	$1,000	$1,013.83	$11.39
Institutional I Shares	$1,000	$1,018.25	$6.95
(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent one-half year period). This table shows the actual expenses paid during the most recent one-half year period. The annualized net expense ratios in effect during the period were as follows:

SHORT DURATION GOVERNMENT BOND FUND
Class A Shares	0.82%
Class B Shares	1.67%
Institutional I Shares	0.67%

SHORT-TERM CORPORATE BOND FUND
Class A Shares	0.90%
Class B Shares	1.76%
Institutional I Shares	0.75%

U.S. GOVERNMENT BOND FUND
Class A Shares	0.91%
Class B Shares	1.84%
Institutional I Shares	0.84%

NEW YORK MUNICIPAL BOND FUND
Class A Shares	0.78%
Class B Shares	1.67%
Institutional I Shares	0.67%

PENNSYLVANIA MUNICIPAL BOND FUND
Class A Shares	0.95%
Class B Shares	1.82%
Institutional I Shares	0.85%

MARYLAND MUNICIPAL BOND FUND
Class A Shares	0.82%
Class B Shares	1.72%
Institutional I Shares	0.72%

VIRGINIA MUNICIPAL BOND FUND
Class A Shares	0.87%

INTERMEDIATE-TERM BOND FUND
Class A Shares	0.88%
Class B Shares	1.73%
Institutional I Shares	0.73%

INCOME FUND
Class A Shares	0.91%
Class B Shares	1.76%
Institutional I Shares	0.76%

MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH
Class A Shares	1.00%
Class B Shares	1.56%

MANAGED ALLOCATION FUND – MODERATE GROWTH
Class A Shares	0.88%
Class B Shares	1.67%

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

5

MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH
Class A Shares	0.87%
Class B Shares	1.44%

BALANCED FUND
Class A Shares	0.96%
Class B Shares	1.86%
Institutional I Shares	0.91%

EQUITY INCOME FUND
Class A Shares	1.19%
Class B Shares	1.94%
Institutional I Shares	1.06%

LARGE CAP VALUE FUND
Class A Shares	0.93%
Class B Shares	1.90%
Institutional I Shares	1.00%

EQUITY INDEX FUND
Class A Shares	0.53%
Class B Shares	1.28%
Institutional I Shares	0.28%

LARGE CAP STOCK FUND
Class A Shares	1.25%
Class B Shares	2.00%
Institutional I Shares	1.11%

LARGE CAP GROWTH FUND
Class A Shares	1.32%
Class B Shares	2.07%
Institutional I Shares	1.18%

MULTI CAP GROWTH FUND
Class A Shares	1.06%
Class B Shares	1.95%
Institutional I Shares	1.03%

MID CAP STOCK FUND
Class A Shares	1.24%
Class B Shares	2.03%
Institutional I Shares	1.15%

MID CAP GROWTH FUND
Class A Shares	1.30%
Class B Shares	2.04%
Institutional I Shares	1.17%

SMALL CAP STOCK FUND
Class A Shares	1.28%
Class B Shares	2.03%
Institutional I Shares	1.14%

SMALL CAP GROWTH FUND
Class A Shares	1.31%
Class B Shares	2.06%
Class C Shares	1.24%
Institutional I Shares	1.19%

INTERNATIONAL EQUITY FUND
Class A Shares	1.48%
Class B Shares	2.25%
Institutional I Shares	1.37%

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

6

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Short Duration Government Bond Fund

At October 31, 2007, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Collateralized Mortgage Obligations	57.6%
U.S. Treasury Notes	19.1%
Government Agencies	15.4%
Mortgage Backed Securities	3.5%
Cash Equivalents[1]	4.0%
Other Assets and Liabilities — Net[2]	0.4%
TOTAL	100%

(1)	Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Market Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 57.6%

FEDERAL HOME LOAN MORTGAGE CORPORATION – 22.4%
Series 2617-GW 3.50%, 6/15/16	$4,414,578	$4,360,428
Series 2677-LM 4.00%, 4/15/13	2,347,005	2,335,735
Series 2764-QB 4.00%, 1/15/22	2,107,134	2,096,419
Series R001-AE 4.38%, 4/15/15	2,858,130	2,816,012
Series 2866-WN 4.50%, 1/15/24	9,356,274	9,320,826
Series 3081-CB 5.00%, 5/15/21	5,000,000	4,947,766
Series 3074-BG 5.00%, 9/15/33	5,000,000	4,987,995
Series 3062-LU 5.50%, 10/15/16	7,090,941	7,129,043
Series 3047-OA 5.50%, 9/15/22	2,215,471	2,219,388
Series 1604-I 6.00%, 11/15/08	218,229	218,908
Series 1625-H 6.00%, 12/15/08	60,481	60,709
Series 1638-E 6.25%, 4/15/23	158,193	158,301

		$40,651,530

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 11.8%
Series 1992-43-E 7.50%, 4/25/22	69,803	70,864
Series 2001-45-VE 6.00%, 2/25/20	600,688	599,643
Series 2002-94-MC 5.00%, 8/25/15	1,896,949	1,898,297
Series 2003-83-PB 3.50%, 9/25/16	1,578,369	1,560,543
Series 2003-84-PW 3.00%, 6/25/22	1,916,423	1,902,380
Series 2004-100-HA 5.00%, 1/25/23	2,074,071	2,070,296
Series 2004-55-LA 4.50%, 6/25/21	11,328,763	11,206,362
Series 2004-70-BC 4.50%, 1/25/16	2,267,816	2,266,101

		$21,574,486

Description	Par Value	Market Value

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION – 23.4%
Series 2003-70 MW 4.00%, 7/20/33	$2,872,925	$2,828,150
Series 2003-86 BJ 4.25%, 7/20/27	180,666	179,955
Series 2004-54 LA 5.50%, 9/20/25	802,775	801,859
Series 2004-76 VE 5.00%, 9/17/15	4,152,356	4,138,751
Series 2005-20 VA 5.00%, 6/16/16	5,680,708	5,600,799
Series 2003-101-BE 4.50%, 2/20/29	1,164,000	1,155,946
Series 2003-10-PV 5.50%, 1/20/14	7,678,534	7,754,265
Series 2003-7-ON 4.00%, 1/16/28	147,089	146,496
Series 2004-26-HJ 4.00%, 6/16/27	952,587	943,707
Series 2004-38-NA 5.00%, 12/20/27	2,020,651	2,018,061
Series 2004-39-XF 4.91%, 10/16/33	3,345,837	3,325,247
Series 2004-62-PA 4.50%, 6/20/28	3,174,758	3,158,776
Series 2004-65-PA 4.50%, 9/20/32	3,371,417	3,304,797
Series 2005-44-PC 5.00%, 12/20/33	7,202,597	7,117,752

		$42,474,561

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $105,273,363)		$104,700,577

GOVERNMENT AGENCIES – 15.4%

FEDERAL FARM CREDIT BANK – 4.4%
3.90%, 6/16/08	3,000,000	2,982,994
4.63%, 10/12/10	5,000,000	5,032,024

		$8,015,018

FEDERAL HOME LOAN BANK – 1.6%
5.13%, 11/21/08	3,000,000	3,002,164

(MTB Short Duration Government Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

7

MTB Short Duration Government Bond Fund (concluded)

Description	Par Value	Market Value

FEDERAL HOME LOAN MORTGAGE CORPORATION – 5.5%
3.10%, 5/27/08	$7,000,000	$6,946,430
5.25%, 11/05/12	2,950,000	2,950,210

		$9,896,640

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 3.9%
3.50%, 2/17/09	7,285,000	7,193,938

TOTAL GOVERNMENT AGENCIES (COST $27,987,415)		$28,107,760

MORTGAGE-BACKED SECURITIES – 3.5%

FEDERAL HOME LOAN MORTGAGE CORP. – 3.3%
Gold Pool M90891 3.50%, 1/01/09	6,174,677	6,065,462
Gold Pool B70012 9.00%, 4/01/16	87,299	88,110

		$6,153,572

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 0.1%
Pool 521605 9.00%, 6/01/22	111,488	115,576

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION – 0.1%
Pool 781347 8.00%, 5/15/08	9,467	9,497
Pool 203632 8.50%, 2/15/17	11,900	12,392
Pool 306066 8.50%, 7/15/21	12,783	13,681
Pool 307983 8.50%, 7/15/21	61,686	66,319
Pool 341948 8.50%, 1/15/23	21,644	22,851

		$124,740

TOTAL MORTGAGE BACKED SECURITIES (COST $6,565,637)		$6,393,888

Description	Par Value	Market Value

U.S. TREASURY NOTES – 19.1%
3.63%, 1/15/08 Treasury Inflated Protected Securities	$9,000,000	$11,622,998
3.88%, 1/15/09 Treasury Inflated Protected Securities	14,000,000	18,220,519
10.38%, 11/15/12 Treasury Inflated Protected Securities	5,000,000	5,011,038

TOTAL U.S. TREASURY NOTES (COST $34,581,025)		$34,854,555

1MUTUAL FUND – 0.2%
Dreyfus Government, Cash Fund, Institutional Shares, 4.67% (COST $441,260)	441,260	$441,260

REPURCHASE AGREEMENTS – 3.8%
Interest in $7,000,000 repurchase agreement 4.50%, dated 10/31/07 under which J.P. Morgan Chase securities will repurchase a U.S. Treasury security with a maturity of 8/15/23 for $7,000,875 on 11/1/07. The market value of the underlying security at the end of the period was $7,134,700 (At Cost)	7,000,000	$7,000,000

TOTAL INVESTMENTS – 99.6% (COST $181,848,700)		$181,498,040

OTHER ASSETS LESS LIABILITIES – 0.4%		$672,372

NET ASSETS – 100.0%		$182,170,412

See Notes to Portfolios of Investments

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

8	PORTFOLIOS OF INVESTMENTS

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Short-Term Corporate Bond Fund

At October 31, 2007, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Corporate Bonds	69.8%
Collateralized Mortgage Obligations	13.7%
Asset Backed Securities	5.3%
Notes – Variable	3.1%
U.S. Treasury	2.7%
Mortgaged-Backed Securities	1.8%
Commercial Paper	1.3%
Adjustable Rate Mortgage	0.0%
Cash Equivalents[1]	1.8%
Other Assets and Liabilities — Net[2]	0.5%
TOTAL	100%

(1)	Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Market Value

ADJUSTABLE RATE MORTGAGE – 0.0%

THRIFTS & MORTGAGE FINANCE – 0.0%
FNMA ARM 399251 7.07%, 9/01/27 (COST $77)	$77	$79

ASSET-BACKED SECURITIES – 5.3%
[2,3]Capital Auto Receivables Asset Trust 2006-SN1A, Class A3 5.31%, 10/20/09	2,000,000	2,010,149
Ford Credit Auto Owner Trust 5.26%, 6/15/10	1,000,000	1,004,343

TOTAL ASSET-BACKED SECURITIES (COST $2,999,732)		$3,014,492

COLLATERALIZED MORTGAGE OBLIGATIONS – 13.7%

FEDERAL HOME LOAN MORTGAGE CORPORATION – 9.6%
Series 2628, Class QH 4.00%, 12/15/21	138,496	138,074
Series 2587, Class WG 4.50%, 8/15/15	796,386	793,712
Series 2643, Class LB 4.50%, 7/15/16	1,812,745	1,801,067
Series 2798, Class J 4.50%, 4/15/17	988,038	980,151
Series 2716, Class UA 4.50%, 7/15/20	1,479,621	1,476,088
Series 1920, Class H 7.00%, 1/15/12	279,710	287,258

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$5,476,350

Description	Par Value	Market Value

WHOLE LOANS – 4.1%
GSR Mortgage Loan Series TMST 2006-2F, Class 2A15 5.75%, 2/25/36	$1,879,810	$1,879,954
Morgan Stanley Mortgage Loan Trust Series 2004-1, Class 1A8 4.75%, 11/25/18	469,759	460,603

TOTAL WHOLE LOANS		$2,340,557

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $7,783,953)		$7,816,907

COMMERCIAL PAPER – 1.3%
Falcon Asset Security Corp. .00%, 11/13/07 (COST $698,880)	700,000	$698,787

CORPORATE BONDS – 69.8%

AEROSPACE & DEFENSE – 1.7%
[2,3]BAE Systems Holdings, Inc. 4.75%, 8/15/10	1,000,000	991,313

AIR FREIGHT & LOGISTICS – 1.7%
FedEx Corp., Unsecured Note 3.50%, 4/01/09	1,000,000	979,179

AUTOMOBILES – 1.7%
Daimler Finance North America LLC, Note 4.75%, 1/15/08	1,000,000	998,707

BANKING – 10.8%
Citicorp, Sub. Note 7.25%, 9/01/08	1,000,000	1,018,353
Bank of New York Mellon Corp., Sr. Sub. Note 7.30%, 12/01/09	1,000,000	1,045,972

(MTB Short-Term Corporate Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

9

MTB Short-Term Corporate Bond Fund (continued)

Description	Par Value	Market Value

Deutsche Bank Financial, Bank Guarantee 7.50%, 4/25/09	$1,000,000	$1,036,732
Donaldson, Lufkin and Jenrette, Inc., Sr. Note 6.50%, 6/01/08	1,000,000	1,010,832
PNC Funding Corp., Company Guaranteed Sub. Note 7.50%, 11/01/09	1,000,000	1,049,888
Wachovia Corp., Sub. Note, 6.25%, 8/4/2008	1,000,000	1,011,542

TOTAL BANKING		$6,173,319

CAPITAL MARKETS – 8.6%
Bear Stearns Cos., Inc., Note 3.25%, 3/25/09	1,000,000	971,045
Goldman Sachs Group, Inc. Note 3.88%, 1/15/09	1,000,000	988,367
Lehman Brothers Holdings, Inc., Sr. Unsecured, 4.00%, 1/22/08	1,000,000	996,550
Merrill Lynch & Co. Note 4.13%, 1/15/09	1,000,000	986,119
Morgan Stanley, Note 4.00%, 1/15/10	1,000,000	978,997

TOTAL CAPITAL MARKETS		$4,921,078

CONSUMER FINANCE – 3.5%
American General Finance Corp., Note, Series MTNH 2.75%, 6/15/08	1,000,000	986,893
SLM Corp., Note, Series MTN 3.63%, 3/17/08	1,000,000	992,922

TOTAL CONSUMER FINANCE		$1,979,815

DIVERSIFIED FINANCIAL SERVICES – 9.2%
BankBoston Capital Trust III, Company Guaranteed 6.44%, 6/15/27	240,000	228,502
Ford Motor Credit Co., LLC, Sr. Unsecured 6.63%, 6/16/08	1,000,000	996,874
GMAC LLC, Unsubordinated 6.12%, 5/15/09	1,000,000	975,265
General Electric Capital Corp., Note
6.13%, 2/22/11	1,000,000	1,037,795
3.50%, 5/01/08	1,000,000	993,917
JP Morgan Chase & Co., Sub. Note 6.75%, 8/15/08	1,000,000	1,015,353

TOTAL DIVERSIFIED FINANCIAL SERVICES		$5,247,706

ELECTRIC UTILITIES – 1.8%
Carolina Power & Light Co., Sr. Unsecured 5.95%, 3/01/09	1,000,000	1,010,405

FINANCIAL SERVICES – 2.8%
Boeing Capital Corp. Sr. Note 7.38%, 9/27/10	550,000	589,212
Caterpillar Financial Services Corp., Unsecured Note, Series MTN 4.50%, 9/01/08	1,000,000	999,543

TOTAL FINANCIAL SERVICES		$1,588,755

FOOD PRODUCTS – 0.9%
Kraft Foods Inc. 4.83%, 11/02/07	500,000	499,866

MEDIA – 5.3%
Comcast MO of Delaware LLC, Company Guaranteed 9.00%, 9/01/08	1,000,000	1,032,189
[2,3]Cox Enterprises, Inc., Note 4.38%, 5/01/08	1,000,000	997,093

Description	Par Value	Market Value

Time Warner, Inc., Floating Rate Note 5.11%, 11/13/09	$1,000,000	$995,555

TOTAL MEDIA		$3,024,837

MULTILINE RETAIL – 1.7%
Target Corp., Note 3.38%, 3/01/08	1,000,000	995,259

MULTI-UTILITIES – 2.7%
Centerpoint Energy, Inc., Sr. Note, Series B 7.25%, 9/01/10	500,000	523,362
Dominion Resources, Inc., Note 4.13%, 2/15/08	1,000,000	997,412

TOTAL MULTI-UTILITIES		$1,520,774

OIL & GAS FIELD SERVICES – 3.6%
Burlington Resources Finance, Company Guarantee 6.68%, 2/15/11	1,000,000	1,057,628
Valero Energy Corp., Sr. Unsecured 3.50%, 4/01/09	1,000,000	974,382

TOTAL OIL & GAS FIELD SERVICES		$2,032,010

OIL, GAS & CONSUMABLE FUELS – 0.9%
Anadarko Petroleum Corp., Sr. Unsecured, Floating Rate Note 6.09%, 9/15/09	500,000	498,282

REAL ESTATE INVESTMENT TRUSTS – 1.8%
iStar Financial Inc., Sr. Unsecured 5.97%, 3/03/08	1,000,000	996,312

RESTAURANTS – 1.8%
Yum! Brands, Inc., Sr. Unsecured 7.65%, 5/15/08	1,000,000	1,012,967

ROAD & RAIL – 3.6%
Burlington Northern Santa Fe, Sr. Unsecured 7.13%, 12/15/10	1,000,000	1,061,492
Norfolk Southern Corp. 6.20%, 4/15/09	1,000,000	1,015,555

TOTAL ROAD & RAIL		$2,077,047

TELECOMMUNICATIONS – 4.0%
AT&T Corp. 6.00%, 3/15/09	1,000,000	1,014,047
ATT Inc., Sr. Unsecured Note 4.13%, 9/15/09	500,000	493,649
Sprint Nextel Corp., Sr. Unsecured 5.60%, 6/28/10	800,000	796,871

TOTAL TELECOMMUNICATIONS		$2,304,567

TRANSPORTATION – 1.7%
Union Pacific Corp., Sr. Unsecured 3.88%, 2/15/09	1,000,000	985,436

TOTAL CORPORATE BONDS (COST $39,861,413)		$39,837,634

MORTGAGE-BACKED SECURITIES – 1.8%

COMMERCIAL – 1.8%
GS Mortgage Securities Corp., II Series 2007-GG10, Class A2 (COST $999,980)	1,000,000	$1,029,805

(MTB Short-Term Corporate Bond Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

10	PORTFOLIOS OF INVESTMENTS

MTB Short-Term Corporate Bond Fund (concluded)

Description	Par Value	Market Value

4NOTES – VARIABLE – 3.1%

AEROSPACE & DEFENSE – 1.7%
United Technologies Corp., Note 5.69%, 6/01/09	$1,000,000	$995,099

UTILITIES-ELECTRIC – 1.4%
Nisource Finance Corp., GTD NT 7.88%, 11/15/10	750,000	806,730

TOTAL NOTES – VARIABLE (COST $1,798,320)		$1,801,829

U.S. TREASURY – 2.7%

U.S. TREASURY BOND – 0.2%
Inflation Indexed Bonds 3.50%, 1/15/11	100,000	125,771

U.S. TREASURY NOTES – 2.5%
3.63%, 1/15/10	150,000	149,086
4.00%, 3/15/10	50,000	50,094
4.88%, 5/31/09	1,000,000	1,013,594
3.38%, 2/15/08	200,000	199,609

TOTAL U.S. TREASURY NOTES		$1,412,383

TOTAL U.S. TREASURY (COST $1,518,919)		$1,538,154

Description	Par Value	Market Value

REPURCHASE AGREEMENT – 1.8%
Interest in $1,034,621 repurchase agreement 4.82%, dated 10/31/2007 under which Credit Suisse First Boston LLC will repurchase a U.S. Government Agency security maturing on 11/15/2021 for $1,057,770 on 11/1/2007. The market value of the underlying security at the end of the period was $1,037,029. (AT COST)	$1,034,621	$1,034,621

TOTAL INVESTMENTS – 99.5% (COST $56,695,895)		$56,772,308

OTHER ASSETS LESS LIABILITIES – 0.5%		$295,180

TOTAL NET ASSETS – 100.0%		$57,067,488

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	11

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Government Bond Fund

At October 31, 2007, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Mortgage Backed Securities	31.4%
Government Agencies	28.7%
Collateralized Mortgage Obligations	18.3%
U.S. Treasury	15.3%
Corporate Bonds	4.0%
Taxable Municipals	1.0%
Cash Equivalents[1]	0.9%
Other Assets and Liabilities — Net[2]	0.4%
TOTAL	100%

(1)	Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Market Value

GOVERNMENT AGENCIES – 28.7%

FEDERAL FARM CREDIT BANK – 1.2%
Federal Farm Agricultural Mortgage Corp. 4.25%, 7/29/08	$2,000,000	$2,002,303

FEDERAL HOME LOAN BANK – 2.1%
6.63%, 11/15/10	1,435,000	1,520,692
5.38%, 5/18/16	2,000,000	2,071,064

TOTAL FEDERAL HOME LOAN BANK		$3,591,756

FEDERAL HOME LOAN MORTGAGE CORPORATION – 14.5%
3.88%, 6/15/08	500,000	498,390
4.13%, 10/18/10	2,000,000	1,984,394
4.63%, 10/25/12	5,000,000	4,997,773
4.75%, 1/19/16	3,000,000	2,981,637
5.13%, 10/18/16	2,000,000	2,034,865
5.20%, 3/05/19	2,000,000	1,956,626
5.25%, 11/05/12	2,000,000	2,000,142
5.25%, 4/18/16	2,000,000	2,053,383
5.75%, 6/27/16	5,000,000	5,270,548
8.25%, 6/01/26	1,000,000	1,286,046

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$25,063,804

Description	Par Value	Market Value

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 6.6%
3.50%, 2/17/09	$2,500,000	$2,468,750
5.25%, 8/01/12	3,000,000	3,053,826
6.47%, 9/25/12	5,500,000	5,926,559

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$11,449,135

HOUSING & URBAN DEVELOPMENT – 0.6%
7.66%, 8/01/15	1,010,000	1,018,078

MISCELLANEOUS – 0.1%
Tennessee Valley Authority, 7.43%, 4/01/22	153,759	153,759

PRIVATE EXPORT FUNDING CORPORATION – 2.5%
Overseas Private Investment Corp., 6.60%, 5/21/16	2,022,300	2,140,901
Private Export Funding Corp., 7.20%, 1/15/10	2,000,000	2,118,465

TOTAL PRIVATE EXPORT FUNDING CORPORATION		$4,259,366

SMALL BUSINESS ADMINISTRATION – 1.1%
Series 88-8 9.25%, 2/01/08	9,971	10,043
Series 90-E 9.65%, 5/01/10	55,132	57,346
Series 91-H 8.85%, 8/01/11	1,209	1,251
Series 96-C 6.70%, 3/01/16	152,173	157,376
Series 96-K 6.95%, 11/01/16	$1,065,621	$1,110,165

(MTB U.S. Government Bond Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

12

MTB U.S. Government Bond Fund (continued)

Description	Par Value	Market Value

Series 96-L 6.70%, 12/01/16	448,726	464,054
Series 97-E 7.30%, 5/01/17	39,764	41,947
Series 97-F 6.20%, 11/01/07	25,795	25,796
Series 98-E 5.60%, 9/01/08	49,718	49,894
Series 99-I 7.30%, 9/01/19	42,222	44,656

TOTAL SMALL BUSINESS ADMINISTRATION		$1,962,528

TOTAL GOVERNMENT AGENCIES (COST $48,589,338)		$49,500,729

MORTGAGE-BACKED SECURITIES – 31.4%

FEDERAL HOME LOAN MORTGAGE CORPORATION – 17.4%
Gold, Pool G12709 5.00%, 7/01/22	8,814,045	8,688,997
Gold, Pool G02296 5.00%, 6/01/36	3,650,207	3,510,929
Gold, Pool C78010 5.50%, 4/01/33	3,346,776	3,306,928
Gold, Pool G02976 5.50%, 6/01/37	4,472,315	4,409,284
Gold, Pool E00540 6.00%, 3/01/13	621,074	631,895
Gold, Pool A18401 6.00%, 2/01/34	2,371,110	2,394,006
Gold, Pool G01831 6.00%, 5/01/35	1,453,398	1,466,069
Gold, Pool G02988 6.00%, 5/01/37	4,200,000	4,230,056
Gold, Pool C63959 6.50%, 2/01/32	586,669	606,872
Pool180250 7.00%, 7/01/08	766	768
Pool180931 7.00%, 11/01/08	8,579	8,622
Gold, Pool E61956 7.00%, 11/01/10	1,893	1,923
Pool 160033 7.50%, 6/01/08	231	232
Pool 181063 7.50%, 12/01/10	21	21
Pool 287773 7.50%, 3/01/17	1,764	1,833
Pool 299147 7.50%, 8/01/17	131,809	136,953
Gold, Pool C80328 7.50%, 7/01/25	146,515	154,608
Gold, Pool G01425 7.50%, 5/01/32	350,427	366,404
Pool 181361 8.00%, 11/01/08	4,734	4,760
Pool 555014 8.00%, 12/01/10	517	521
Pool 170020 8.25%, 12/01/07	2	2
Pool 252892 8.25%, 5/01/09	285	286
Pool 251573 8.50%, 9/01/09	1,126	1,135
Pool 300161 8.50%, 8/01/17	75,955	79,653
Pool 538733 9.00%, 9/01/19	851	908

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$30,003,665

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 13.0%
5.10%, 9/10/09	2,000,000	2,006,954
Pool 695818 5.00%, 4/01/18	3,139,134	3,106,369
Pool 763704 5.00%, 4/01/34	3,600,158	3,466,953
Pool 797663 5.00%, 9/01/35	1,798,881	1,730,073
Pool 745355 5.00%, 3/01/36	1,837,811	1,767,515

Description	Par Value	Market Value

Pool 833143 5.50%, 9/01/35	$4,006,060	$3,954,608
Pool 843323 5.50%, 10/01/35	812,343	801,909
Pool 255933 5.50%, 10/01/35	1,628,322	1,607,408
Pool 190817 6.00%, 5/01/09	16,427	16,553
Pool 323419 6.00%, 12/01/28	399,508	406,649
Pool 545051 6.00%, 9/01/29	576,547	587,195
Pool 431587 6.50%, 8/01/28	73,079	75,755
Pool 436746 6.50%, 8/01/28	122,226	126,397
Pool 440401 6.50%, 8/01/28	572,398	592,646
Pool 485678 6.50%, 3/01/29	346,725	359,424
Pool 494375 6.50%, 4/01/29	73,207	75,797
Pool 252439 6.50%, 5/01/29	184,937	191,595
Pool 725418 6.50%, 5/01/34	899,225	929,630
Pool 334593 7.00%, 5/01/24	218,848	229,893
Pool 604867 7.00%, 1/01/25	217,739	226,062
Pool 625596 7.00%, 2/01/32	130,650	136,223
Pool 44046 7.50%, 2/01/14	1,138	1,142
Pool 7238 8.00%, 6/01/08	1,588	1,592
Pool 1467 8.00%, 1/01/10	564	566
Pool 202957 8.00%, 8/01/21	15,207	15,857
Pool 1465 8.25%, 7/01/09	1,540	1,547
Pool 21356 8.50%, 3/01/12	417	418
Pool 39862 9.75%, 9/01/17	19,418	20,919

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$22,437,649

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION – 1.0%
Pool 592505 6.00%, 4/15/33	461,514	468,417
Pool 581522 6.00%, 5/15/33	652,474	664,137
Pool 346572 7.00%, 5/15/23	64,133	67,264
Pool 364004 7.00%, 10/20/23	81,717	85,943
Pool 484269 7.00%, 9/15/28	153,246	160,666
Pool 409703 8.00%, 12/15/09	7,962	8,042
Pool 402603 8.00%, 2/15/10	12,803	12,982
Pool 190557 8.00%, 12/15/16	4,782	4,897
Pool 392400 8.00%, 7/15/24	3,828	4,094
Pool 25463 8.25%, 6/15/08	1,273	1,276
Pool 407264 8.38%, 4/15/10	2,331	2,362
Pool 64335 8.50%, 9/15/08	887	894
Pool 780356 8.50%, 10/15/08	38,034	38,305
Pool 1893 8.50%, 10/20/09	15,588	15,774
Pool 780440 8.50%, 11/15/17	6,903	7,255
Pool 23641 9.00%, 10/15/08	1,549	1,563
Pool 146927 9.00%, 9/15/16	11,660	12,301
Pool 188603 9.00%, 11/15/16	12,453	13,195
Pool 208196 9.00%, 2/15/17	18,617	19,727
Pool 1061 9.00%, 4/20/23	44,222	47,522

(MTB U.S. Government Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	13

MTB U.S. Government Bond Fund (continued)

Description	Par Value	Market Value

Pool 1886 9.00%, 10/20/24	$8,753	$9,460

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$1,646,076

TOTAL MORTGAGE-BACKED SECURITIES (COST $54,449,058)		$54,087,390

COLLATERALIZED MORTGAGE OBLIGATIONS – 18.3%

FEDERAL HOME LOAN MORTGAGE CORPORATION – 2.6%
Series 2617-GW 3.50%, 6/15/16	183,941	181,685
Series 2707-PW 4.00%, 7/15/14	519,534	516,937
Series R001-AE 4.38%, 4/15/15	857,439	844,804
Series 141-D 5.00%, 5/15/21	9,903	9,854
Series 1686-PJ 5.00%, 2/15/24	97,313	96,988
Series 24488-LA 5.80%, 9/15/16	364,164	365,759
Series 1637-GA 5.80%, 6/15/23	1,158	1,157
Series 136-E 6.00%, 4/15/21	20,372	20,677
Series 1666H 6.25%, 9/15/23	1,348,917	1,372,247
Series 112-I 6.50%, 1/15/21	9,103	9,353
Series 1577-PK 6.50%, 9/15/23	279,000	292,702
Series 1644-K 6.75%, 12/15/23	176,000	187,544
Series 1920-H 7.00%, 1/15/12	559,421	574,516
Series 6-C 9.05%, 6/15/19	44,935	47,957

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$4,522,180

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 4.9%
Series 2005-30 5.00%, 3/25/24	5,935,000	5,936,120
Series 2004-51-KF 5.22%, 8/25/22	1,531,372	1,522,607
Series 1994-3-PL 5.50%, 1/25/24	152,000	151,831
Series 2002-52-QA 6.00%, 7/18/32	137,587	139,571
Series 1993-113-PK 6.50%, 7/25/23	217,367	223,507
Series 1993-127-H 6.50%, 7/25/23	213,472	220,065
Series 1993-202-J 6.50%, 11/25/23	117,672	121,381
Series 1994-55-H 7.00%, 3/25/24	181,000	190,832

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$8,505,914

WHOLE LOAN – 10.8%
Banc of America Mortgage Securities Series 2004-A, Class 2A1 3.55%, 2/25/34	1,475,372	1,439,271
Series 2004-B, Class 2A1 3.51%, 3/25/34	932,716	916,835
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-8, Class 2A1 4.50%, 6/25/19	8,097,456	7,837,086
GSR Mortgage Trust Loan Series 2006-2F, Class 2A15 5.75%, 2/25/36	1,939,804	1,939,953
Indymac INDA Mortgage Loan Trust Series 2005-AR1, Class 2A1 5.09%, 11/25/35	3,759,044	3,736,780
Morgan Stanley Mortgage Loan Trust Series 2004-1, Class 1A8 4.75%, 11/25/18	1,550,205	1,519,991

Description	Par Value	Market Value

Structured Asset Securities Corp. Series 2005-1, Class 6A1 6.00%, 2/25/35	$1,219,087	$1,207,869

TOTAL WHOLE LOAN		$18,597,785

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $31,713,829)		$31,625,879

U.S. TREASURY – 15.3%

U.S. TREASURY BONDS – 6.8%
4.50%, 2/15/36	1,786,000	1,720,700
4.63%, 2/15/17	1,500,000	1,520,859
4.75%, 8/15/17	3,430,000	3,509,319
4.75%, 2/15/37	500,000	501,328
5.38%, 2/15/31	1,500,000	1,630,078
Inflation Indexed 3.50%, 1/15/11	2,325,000	2,923,310

TOTAL U.S. TREASURY BONDS		$11,805,594

U.S. TREASURY NOTES – 8.5%
3.63%, 5/15/13	1,100,000	1,071,297
3.88%, 2/15/13	550,000	543,125
4.00%, 11/15/12	1,000,000	995,312
4.00%, 2/15/14	600,000	592,781
4.13%, 5/15/15	779,000	768,654
4.25%, 11/15/13	1,200,000	1,203,188
4.25%, 11/15/14	20,000	19,947
4.50%, 3/31/12	6,200,000	6,296,875
4.50%, 5/15/17	1,000,000	1,003,906
4.75%, 1/31/12	1,000,000	1,025,469
4.88%, 6/30/12	1,025,000	1,057,031

TOTAL U.S. TREASURY NOTES		$14,577,585

TOTAL U.S. TREASURY (COST $25,863,814)		$26,383,179

CORPORATE BONDS – 4.0%

AGRICULTURE – 0.4%
Archer-Daniels-Midland Co., 5.38%, 9/15/35	750,000	703,599

BANKS – 1.8%
BankAmerica Corp. 7.13%, 10/15/11	1,000,000	1,067,386
First Tennessee Bank, NA, 4.63%, 5/15/13	1,000,000	946,871
US Bank NA, 5.92%, 5/25/12	959,064	991,970

TOTAL BANKS		$3,006,227

FOOD – 0.6%
SYSCO Corp., 5.38%, 9/21/35	1,200,000	1,107,272

GAS – 0.3%
Nipsco Industries Inc., Series MTN 9.20%, 6/06/11	500,000	559,847

U.S. GOVERNMENT GUARANTEE – 0.9%
American Heavy Lift Shipping Co., 5.38%, 6/01/17	742,000	763,150

(MTB U.S. Government Bond Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

14	PORTFOLIOS OF INVESTMENTS

MTB U.S. Government Bond Fund (concluded)

Description	Par Value	Market Value

Vessel Management Service, Inc., 6.75%, 7/15/25	$720,000	$789,331

TOTAL U.S. GOVERNMENT GUARANTEE		$1,552,481

TOTAL CORPORATE (COST $6,645,106)		$6,929,426

TAXABLE MUNICIPALS – 1.0%
Miami, FL, Rent Revenue Series 1998 (Lease payments guaranteed by U.S. Government) 8.65%, 7/01/19	160,000	191,214
City of Tacoma, WA, Lease Revenue Bond, (Lease payments guaranteed by U.S. Government) 8.20%, 9/15/13	985,000	1,088,928
Tobacco Settlement Financing Corp., LA, 6.36%, 5/15/25	407,898	408,555

TOTAL TAXABLE MUNICIPALS (COST $1,745,247)		$1,688,697

MUTUAL FUND – 0.0%
Dreyfus Government Cash Fund, Institutional Shares 4.67% (COST $1,593)	1,593	$1,593

Description	Par Value	Market Value

REPURCHASE AGREEMENT – 0.9%
Interest in $1,536,173 repurchase agreement 4.82%, dated 10/31/07 under which Credit Suisse First Boston LLC. will repurchase a U.S Treasury security maturing on 11/15/21 for $1,568,770 on 11/1/07. The market value of the underlying security at the end of the period was $1,538,010. (At Cost)	$1,536,173	$1,536,173

TOTAL INVESTMENTS – 99.6% (COST $170,544,158)		$171,753,066

OTHER ASSETS LESS LIABILITIES – 0.4%		$766,048

TOTAL NET ASSETS – 100.0%		$172,519,114

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	15

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB New York Municipal Bond Fund

At October 31, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
Transportation	24.8%
Special Purpose Entity	22.6%
General Obligations	11.1%
Education	10.9%
Medical	7.4%
Power Projects	6.0%
Short-Term Municipals	5.2%
Housing	4.3%
Water	2.9%
Building	2.8%
School	1.0%
Nursing Homes	0.1%
Other Assets and Liabilities[2]	0.9%
TOTAL	100%

(1)	Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Market Value

5MUNICIPALS – 99.1%

BUILDING – 2.8%
Canton, NY, Human Services, 5.75%, 9/01/32	$915,000	$953,979
Geneva, NY, Revenue Bond, (Project A) 5.38%, 2/01/33	1,000,000	1,040,670
Montgomery County, NY, Industrial Development Agency, Revenue Bonds (Series A), (XLCA INS), 5.00%, 7/01/29	1,000,000	1,032,240

TOTAL BUILDING		$3,026,889

EDUCATION – 10.9%
New York State Dormitory Authority, (Series A), 5.00%, 3/15/23	1,170,000	1,234,175
New York State Dormitory Authority, (Series C), 7.38%, 5/15/10	1,285,000	1,359,176
New York State Dormitory Authority, Mental Health Services Facilities Improvement Revenue Bonds (Series 2005D-1), (FGIC INS), 5.00%, 2/15/23	2,000,000	2,084,780
New York State Dormitory Authority, Revenue Bonds, (FHA INS), 5.85%, 8/01/26	295,000	301,334
New York Dormitory Authority Revenue, 7.50%, 5/15/13	3,000,000	3,551,820

Description	Par Value	Market Value

New York State Dormitory Authority, Rochester University. 5.13%, 7/01/39	$1,000,000	$1,092,410
New York State Dormitory Authority, School District Financing Revenue Bonds (Series C), (MBIA Insurance Corp. INS), 5.38%, 10/01/15	1,000,000	1,077,430
New York State Dormitory Authority, School Districts Financing Program (Series D), (MBIA Insurance Corp. INS), 5.50%, 10/01/17	895,000	970,135

TOTAL EDUCATION		$11,671,260

GENERAL OBLIGATIONS – 11.1%
Commonwealth of Puerto Rico, (GO UT), (MBIA Insirance Corp. INS), 7.00%, 7/01/10	550,000	599,082
Nassau County, NY, GO, (Series F), (FSA INS) 7.00%, 3/01/10	500,000	539,260
New York City, NY, 5.00%, 6/01/23	2,500,000	2,596,550
New York City, NY, 5.00%, 8/01/23	5,000,000	5,207,100
[4]New York City, NY, (Series B-Subseries B4), New York City, NY (MBIA Insurance Corp. INS) 3.47%, 8/15/23	1,300,000	1,300,000
Orange County, NY, GO UT, 5.10%, 7/15/19	1,580,000	1,614,081

TOTAL GENERAL OBLIGATIONS		$11,856,073

(MTB New York Municipal Bond Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

16

MTB New York Municipal Bond Fund (continued)

Description	Par Value	Market Value

HOUSING – 4.3%
East Rochester, NY, Housing Authority, Refunding Revenue Bonds, 6.13%, 4/20/43	$1,355,000	$1,468,292
New Rochelle, NY, Municipal Housing Authority, Revenue Bonds (HUD Section 8), 6.50%, 12/01/14	925,000	975,163
New York State HFA, (Series A), (FHA INS) 7.75%, 8/15/17	940,000	955,134
New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.25%, 9/15/10	95,000	96,003
New York State Mortgage Agency, (Refunding Revenue Bonds), 5.70%, 4/01/11	865,000	880,899
New York State Mortgage Agency, (Series 67), 5.80%, 10/01/28	215,000	215,393

TOTAL HOUSING		$4,590,884

MEDICAL – 7.4%
Chemung County, NY, Industrial Development Agency, 5.00%, 11/01/34	750,000	750,000
Chemung County, NY, Industrial Development Agency, (Series B) 5.00%, 11/01/34	1,000,000	1,000,000
Monroe County, NY, IDA, 5.00%, (Highland Hospital Rochester Project), 8/01/22	1,000,000	1,009,840
Monroe County, NY, IDA, Civic Facilities Revenue Bond, 5.00%, (Highland Hospital Rochester Project), 8/01/25	1,000,000	1,004,710
New York City, NY, Health and Hospitals Corp., (Series A), 5.45%, 2/15/26	1,000,000	1,025,670
New York State Dormitory Authority, FHA Insured Mortgage Ellis Hospital Revenue Bond, (FHA INS) 5.05%, 8/15/24	750,000	777,180
New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds, 5.10%, 2/01/19	1,000,000	1,025,440
New York State Dormitory Authority, United Health Services, (AMBAC INS) 5.38%, 8/01/27	1,000,000	1,023,250
Tompkins, NY, Health Care Corp. (FHA INS) 10.80%, 2/01/28	270,000	295,269

TOTAL MEDICAL		$7,911,359

NURSING HOMES – 0.1%
Tompkins County, NY IDA, Revenue Bonds, (FHA INS) 6.05%, 2/01/17	80,000	80,422

POWER PROJECTS – 6.0%
Long Island Power Authority, NY, Revenue Bond (Series A) (FGIC INS) 5.00%, 12/01/22	6,000,000	6,356,820

SCHOOLS – 1.0%
Webster, NY Central School District, (GO UT), 5.13%, 6/15/19	1,000,000	1,036,670

SPECIAL PURPOSE ENTITY – 22.6%
Badger, WI Tobacco Asset Securitization Corp. 6.13%, 6/01/27	1,595,000	1,649,469

Description	Par Value	Market Value

Grand Central, NY, District Management Association, Inc. 5.00%, 1/01/21	$1,000,000	$1,055,400
Hillsborough County, FL, (AMBAC INS), 5.00%, 11/01/18	3,000,000	3,229,110
Nassau County, NY, Interim Finance Authority, Refunding Revenue Bond (Series A), (MBIA INS) 5.00%, 11/15/22	2,635,000	2,781,559
New York Counties Tobacco Trust II, Refunding Revenue Bonds, 5.25%, 6/01/25	915,000	915,174
Tobacco Settlement Financing Corp., NY, (Series A-1), 5.25%, 6/01/16	1,430,000	1,479,979
Asset Backed Revenue Bonds, (Series C-1), 5.25%, 6/01/13	400,000	403,268
Tobacco Settlement Revenue Management Authority, SC, (Series B), 6.38%, 5/15/30	500,000	513,295
TSASC, Inc. NY, Cash flow management, Public Improvements, 6.25%, 7/15/27	1,000,000	1,055,280
Sales Tax Asset Receivable Corp., New York, (Series A), (MBIA INS), 5.00%, 10/15/26	1,425,000	1,491,804
Sales Tax Asset Receivable Corp., Revenue Bond (Series A), (MBIA INS), 5.00%, 10/15/25	1,735,000	1,817,395
Sales Tax Asset Receivable Corp., Revenue Bond (Series A), (AMBAC INS) 5.00%, 10/15/29	3,350,000	3,496,797
Texas State Public Finance Authority Revenue Bond (AMBAC INS) 5.00%, 2/01/12	4,095,000	4,322,477

TOTAL SPECIAL PURPOSE ENTITY		$24,211,007

TRANSPORTATION—24.8%
Albany, NY, Parking Authority 5.63%, 7/15/25	220,000	229,002
Albany, NY, Parking Authority, (Series A), 5.00%, 7/15/08	435,000	438,589
Metropolitan Transportation Authority, NY, Revenue Bonds, (Series B), (FSA INS), 5.00%, 11/15/30	5,520,000	5,666,887
Metropolitan Transportation Authority, NY, (Series B), 5.00%, 11/15/31	1,300,000	1,342,978
New York New, NY, Transitional Authority, (FSA INS), 5.00%, 1/15/19	5,140,000	5,505,711
New York State Thruway Authority – Dedicated Highway & Bridge Trust Fund, Unrefunded Revenue Bond (Series A), (FSA INS), 5.13%, 4/01/11	655,000	676,124
New York State Thruway Authority, (Series 2000A), (FSA INS), 6.25%, 4/01/11	1,000,000	1,072,600
New York State Thruway Authority, Second 5.00%, 4/01/20	5,000,000	5,330,350
Port Authority of New York and New Jersey, (GO of Authority LOC) Revenue Bonds (132nd Series), 5.00%, 9/01/26	2,000,000	2,080,220
Triborough Bridge & Tunnel Authority, NY, (Series Y) Refunding Revenue Bond, (AMBAC INS) 6.13%, 1/01/21	3,500,000	4,205,460

TOTAL TRANSPORTATION		$26,547,921

(MTB New York Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	17

MTB New York Municipal Bond Fund (concluded)

Description	Par Value	Market Value

WATER – 2.9%
New York City, NY, Municipal Water Finance Authority, (Series C), 5.13%, 6/15/33	$1,000,000	$1,036,410
New York City, NY, (Series 2004-C) (AMBAC INS), 5.00%, 6/15/35	1,000,000	1,029,170
New York State Environmental Facilities Corp. 5.85%, 1/15/15	1,040,000	1,044,836

TOTAL WATER		$3,110,416

TOTAL MUNICIPALS (COST $98,482,872)		$100,399,721

4SHORT-TERM MUNICIPALS – 5.2%
New York City, NY, (1994 Series A-4) (JP Morgan Chase Bank, N.A. LOC), 3.49%, 11/01/07	500,000	500,000
New York City, NY, (1994 Series H-2) (MBIA Insurance Corp. INS), 3.49%, 11/01/07	1,225,000	1,225,000

Description	Par Value	Market Value

New York City, NY, Municipal Water Finance Authority, 3.49%, 11/15/07	$200,000	$200,000
New York City, NY, Municipal Water Finance Authority, (Series 2001), 3.49%, 11/15/07	1,350,000	1,350,000
New York City, NY, UT GO Bonds (Series I), 5.00%, 11/01/07	1,000,000	1,037,310
New York, NY, 3.47%, 11/01/07	1,290,000	1,290,000

TOTAL SHORT-TERM MUNICIPALS (AT COST $5,602,310)		$5,602,310

TOTAL INVESTMENTS – 99.1% (COST $104,085,182)		$106,002,031

OTHER ASSETS LESS LIABILITIES – 0.9%		$961,091

TOTAL NET ASSETS – 100.0%		$106,963,122

See Notes to Portfolios of Investments

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

18	PORTFOLIOS OF INVESTMENTS

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Pennsylvania Municipal Bond Fund

At October 31, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
Higher Education	20.5%
School District	15.0%
Development	12.8%
Transportation	10.4%
Medical	9.8%
Continuing Care	7.5%
General Obligations	5.2%
General Revenue	5.1%
Education	4.4%
Facilities	4.2%
Power	2.0%
Utilities	1.7%
Pollution	0.6%
Other Assets and Liabilities — Net[2]	0.8%
TOTAL	100%

(1)	Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Market Value

5MUNICIPALS – 99.2%

PUERTO RICO – 2.0%

POWER – 2.0%
Puerto Rico Electric Power Authority, Revenue Bonds (Series PP) (FGIC INS), 5.00%, 7/01/22	$2,500,000	$2,647,000

PENNSYLVANIA – 97.2%

DEVELOPMENT – 12.8%
Bucks County, PA IDA, Revenue Bonds, (AMBAC INS)/(Senior Lifestyles Inc.), 10.00%, 5/15/19	4,775,000	7,329,912
Pennsylvania State IDA, Economic Development Revenue Bonds, 5.50%, 7/01/13	500,000	544,005
Philadelphia, PA Authority for Industrial Development, (Series B), (FSA INS), 5.25%, 10/01/10	1,000,000	1,049,370
Philadelphia, PA Authority for Industrial (PRF 10/1/11) 5.25%, 10/01/30	2,000,000	2,143,320
Philadelphia, PA Authority for Industrial Development, Revenue Bonds, 5.25%, 9/01/26	1,000,000	1,016,530
Philadelphia, PA Redevelopment Authority, (FGIC INS), 5.00%, 4/15/27	1,500,000	1,556,160

Description	Par Value	Market Value
Pittsburgh, PA Auditorium Authority, (Series 1999), (AMBAC INS), 5.25%, 2/01/17	$3,000,000	$3,113,310

TOTAL DEVELOPMENT		$16,752,607

EDUCATION – 4.4%
Berks County, PA Vocational Technical School Authority, Revenue Bond (Series 2005), (Berks Career & Technology Center)/ (MBIA Insurance Corp. INS), 5.00%, 6/01/14	1,655,000	1,780,449
Bucks County, PA IDA, Revenue Bonds (Series A), (School Lane Charter School) 4.88%, 3/15/27	1,545,000	1,449,967
Charleroi, PA Area School District, (Series C), (FGIC INS)/(Original Issue Yield: 6.046%)/ (U.S. Government PRF 10/1/09 @ 100), 6.00%, 10/01/17	1,300,000	1,361,542
6.00%, 10/01/17	30,000	31,355
York County, PA School Technology Authority, Lease Revenue Bonds, (FGIC INS), 5.50%, 2/15/21	1,000,000	1,092,460

TOTAL EDUCATION		$5,715,773

(MTB Pennsylvania Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

19

MTB Pennsylvania Municipal Bond Fund (continued)

Description	Par Value	Market Value

FACILITIES – 4.2%
Pennsylvania Convention Center Authority, Revenue Bonds, (FGIC INS), 6.00%, 9/01/19	$2,410,000	$2,835,269
Pittsburgh, PA Public Parking Authority, Revenue Bonds (Series A) (FGIC INS), 5.00%, 12/01/25	2,500,000	2,608,800

TOTAL FACILITIES		$5,444,069

GENERAL OBLIGATIONS – 5.2%
Allegheny County, PA, GO, (Series C-52), (FGIC INS) 5.25%, 11/01/21	1,000,000	1,057,350
Butler County, PA IDA, GO UT, (FGIC INS), 6.00%, 7/15/11	1,000,000	1,086,300
Lancaster County, PA, (Series A), (FGIC INS), (PRF 5/1/10) 5.60%, 5/01/12	1,000,000	1,051,690
Mercer County, PA, GO UT, (FGIC INS), 5.50%, 10/01/18	1,155,000	1,231,634
5.50%, 10/01/19	1,215,000	1,295,615
Philadelphia, PA, GO UT, (FSA INS), 5.25%, 9/15/15	1,000,000	1,051,910

TOTAL GENERAL OBLIGATIONS		$6,774,499

GENERAL REVENUE – 5.1%
Westmoreland County, PA Municipal Authority, Revenue Bonds (State and Local Government PRF 8/15/2015 @ 100) (FSA INS), 5.25%, 8/15/25	3,095,000	3,420,192
5.25%, 8/15/27	3,000,000	3,315,210

TOTAL GENERAL REVENUE		$6,735,402

HIGHER EDUCATION – 20.5%
Chester County, PA HEFA, (Immaculata College)/(Radian Asset Assurance INS), 5.63%, 10/15/27	2,250,000	2,321,955
Delaware County, PA Authority, (Eastern University)/(Radian Asset Assurance INS), 4.50%, 10/01/27	3,170,000	2,971,430
Montgomery County, PA Higher Education & Health Authority Hospital, (Series FF1), (Dickinson College)/(CIFG INS), 5.00%, 5/01/19	1,420,000	1,503,113
5.00%, 5/01/20	1,490,000	1,571,741
Pennsylvania State Higher Educational Revenue, (MBIA Insurance Corp. INS), 5.00%, 5/01/27	1,250,000	1,312,738
Pennsylvania State Higher Education Facilities Authority, (Philadelphia College of Osteopathic Medicine), 5.00%, 12/01/13	1,345,000	1,414,725
Pennsylvania State Higher Education Facilities Authority, (Series A), (Pennsylvania Hospital)/(AMBAC Financial Group, Inc. INS), 5.00%, 8/15/14	2,685,000	2,891,529
Pennsylvania State Higher Education Facilities Authority, (St. Joseph’s University)/(Radian Asset Assurance INS), 5.50%, 12/15/15	1,940,000	2,043,189

Description	Par Value	Market Value
Pennsylvania State Higher Education Facilities Authority, (University of Pennsylvania), 5.25%, 9/01/15	$2,000,000	$2,199,340
Pennsylvania State Higher Education Facilities Authority, (York College of Pennsylvania)/(FGIC INS), 5.00%, 11/01/20	550,000	581,851
Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.60%, 11/01/22	2,600,000	2,655,119
Pennsylvania State University, Revenue Bonds, 5.00%, 9/01/17	1,335,000	1,437,248
State Public School Building Authority, PA, Revenue Bonds, ((Montgomery County, PA Community College)/(AMBAC Financial Group, Inc. INS), 5.00%, 5/01/21	1,790,000	1,880,735
Swarthmore Boro Authority PA, Refunding Revenue Bonds, (Swarthmore College), 5.25%, 9/15/20	1,000,000	1,064,120
Union County, PA Higher Educational Facilities Financing Authority, (Series A) Refunding Revenue Bonds, (Bucknell University), 5.25%, 4/01/20	1,000,000	1,067,580

TOTAL HIGHER EDUCATION		$26,916,413

MEDICAL – 9.8%
Allegheny County, PA HDA, (Series A) Revenue Bonds, (Jefferson Regional Medical Center, PA), 4.20%, 5/01/11	370,000	368,276
4.25%, 5/01/12	290,000	287,718
4.40%, 5/01/16	415,000	404,289
Chester County, PA HEFA, (Chester County Hospital, PA) (MBIA Insurance Corp. INS), 5.63%, 7/01/09	1,985,000	1,997,982
5.63%, 7/01/10	1,675,000	1,685,921
Chester County, PA HEFA, Revenue Bonds, (Series B), (Jefferson Health System), 5.38%, 5/15/27	2,000,000	2,031,220
Lancaster County, PA Hospital Authority, (Masonic Homes), 5.00%, 11/01/21	1,160,000	1,190,009
Lancaster County, PA Hospital Authority, (Series B), (Lancaster General Hospital), 5.00%, 3/15/23	1,270,000	1,301,941
Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Refunding Bonds, (AMBAC INS)/(Holy Redeemer Health Care), 5.50%, 10/01/08	1,275,000	1,289,816
Philadelphia, PA IDA, Refunding Revenue Bonds, (Simpson House)/(Original Issue Yield: 4.84%), 4.75%, 8/15/08	270,000	269,609
Scranton-Lackawanna, PA Health & Welfare Authority, Refunding Revenue Bonds, (Mercy Health Care Systems), (MBIA Insurance Corp. INS), 5.63%, 1/01/16	2,000,000	2,042,999

TOTAL MEDICAL		$12,869,780

(MTB Pennsylvania Municipal Bond Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

20	PORTFOLIOS OF INVESTMENTS

MTB Pennsylvania Municipal Bond Fund (concluded)

Description	Par Value	Market Value

CONTINUING CARE – 7.5%
Bucks County, PA IDA, Revenue Bond (Series A), (Ann’s Choice, Inc.), Bucks County, PA IDA Revenue Bond 5.20%, 1/01/13	$330,000	$329,089
Bucks County, PA IDA Revenue Bond 5.30%, 1/01/14	275,000	274,266
Bucks County, PA IDA Revenue Bond 5.40%, 1/01/15	240,000	240,106
Bucks County, PA IDA, Revenue Bonds (Series 2002A), (Pennswood Village), 6.00%, 10/01/27	1,000,000	1,112,990
Delaware County, PA Authority, (Dunwoody Village Inc.), 6.25%, 4/01/30	1,200,000	1,274,220
Montgomery County, PA Higher Education & Health Authority Hospital, (Philadelphia Geriatric Center), 7.25%, 12/01/19	3,000,000	3,259,829
Montgomery County, PA IDA, (Whitemarsh Continuing Care Retirement Community), 6.13%, 2/01/28	1,500,000	1,532,805
Montgomery County, PA IDA, (ACTS Retirement-Life Community Inc.), 5.25%, 11/15/28	1,850,000	1,851,240

TOTAL CONTINUING CARE		$9,874,545

POLLUTION – 0.6%
Bucks County, PA IDA, Environmental Improvement Revenue Bonds, (Series 1995), (USX Corp.) (Mandatory Put), 5.40%, 11/01/17	750,000	783,608

SCHOOL DISTRICT – 15.0%
Belle Vernon, PA Area School District, GO UT, (United States Treasury PRF 4/1/09 @ 100)/(FGIC INS), 6.00%, 4/01/21	1,210,000	1,252,689
Central Dauphin PA School District (MBIA Insurance Corp. INS)/(PRF 2/1/16), 7.00%, 2/01/27	2,500,000	3,064,799
Cumberland Valley, PA School District, GO UT, (FSA INS), 5.00%, 11/15/16	2,000,000	2,157,400
Eastern York, PA School District, GO UT Bonds (Series A), (FSA INS), 5.00%, 9/01/24	1,275,000	1,342,346
Haverford Twp, PA School District, GO UT Bonds, (FSA INS), 5.50%, 3/15/19	1,000,000	1,128,610
Hempfield, PA School District, GO UT, (Series B), (FGIC INS), 5.00%, 10/15/18	2,650,000	2,822,859

Description	Par Value	Market Value
Jenkintown, PA School District, GO UT Bonds, (Series A), (FGIC INS)/(PRF 5/15/12), 5.00%, 5/15/28	$1,375,000	$1,415,425
Perkiomen Valley School District, PA, GO UT, (FSA INS)/(PRF 4/1/13), 5.00%, 4/01/28	2,500,000	2,675,225
Tredyffrin-Easttown, PA School District, GO UT Refunding Bonds, 5.00%, 2/15/15	2,000,000	2,164,680
West Chester, PA Area School District, GO UT Bonds, 5.00%, 4/15/16	1,515,000	1,606,370

TOTAL SCHOOL DISTRICT		$19,630,403

TRANSPORTATION – 10.4%
Delaware River Joint Toll Bridge Commission, Revenue Bonds – Refunding Bonds/Notes, Highway Imps., 5.25%, 7/01/18	1,500,000	1,578,990
Delaware River Joint Toll Bridge Commission, Revenue Bonds – Refunding Bonds/Notes, Highway Imps. (U.S. Government PRF 7/1/13 @ 100), 5.25%, 7/01/18	1,135,000	1,232,292
Delaware River Port Authority PA, (FSA INS), 5.50%, 1/01/16	3,410,000	3,648,905
Pennsylvania State Turnpike Commission, (Series S), (FGIC INS), 5.63%, 6/01/13	4,000,000	4,306,480
Scranton, PA Parking Authority, (Scranton, PA School District)/(FGIC INS), 5.00%, 9/15/33	2,355,000	2,416,277
Southeastern, PA Transportation Authority, (Series A) Revenue Bonds, (FGIC INS), 5.25%, 3/01/13	500,000	515,655

TOTAL TRANSPORTATION		$13,698,599

UTILITIES – 1.7%
Allegheny County PA Sanitation Authority (MBIA INS) 5.00%, 12/01/23	2,120,000	2,226,996

TOTAL PENNSYLVANIA		$127,422,694

TOTAL INVESTMENTS – 99.2% (COST $127,272,064)		$130,069,694

OTHER ASSETS LESS LIABILITIES – 0.8%		$1,090,487

TOTAL NET ASSETS – 100.0%		$131,160,181

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	21

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Maryland Municipal Bond Fund

At October 31, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
Medical	34.5%
General Obligation	20.2%
Higher Education	8.8%
Facilities	7.5%
General	5.0%
Education	4.6%
Transportation	4.1%
Development	4.0%
Water	2.8%
Multi-Family Housing	1.9%
Utilities	1.6%
Special Purpose	1.5%
Housing	1.5%
Pollution	0.9%
Single Family Housing	0.3%
Other Assets and Liabilities — Net[2]	0.8%
TOTAL	100%

(1)	Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Market Value

5MUNICIPAL BONDS – 99.2%

DISTRICT OF COLUMBIA – 1.2%

TRANSPORTATION – 1.2%
Washington, DC Metro Area Transit Authority, (FGIC INS), 6.00%, 7/01/10	$500,000	$531,995
Washington, DC Metro Area Transit Authority, Refunding Revenue Bonds, (MBIA Insurance Corp. INS), 5.00%, 1/01/12	1,000,000	1,055,060

TOTAL TRANSPORTATION		$1,587,055

MARYLAND – 91.8%

DEVELOPMENT – 4.0%
Maryland State Community Development Administration, Revenue Bonds (Series A), (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.04%) 5.00%, 6/01/21	275,000	284,655
Maryland State Economic Development Corp., (Lutheran World Relief Inc.) 5.25%, 4/01/29	1,535,000	1,552,545

Description	Par Value	Market Value
Maryland State Economic Development Corp., (PRF 4/1/10) 7.13%, 4/01/19	$735,000	$794,645
Maryland State Economic Development Corp., (Chesapeake Hills) 8.25%, 11/01/26	1,000,000	367,780
Maryland State Economic Development Corp., Revenue Bonds, Maryland Department of Transportation 5.38%, 6/01/19	750,000	804,518
Maryland State IDFA (National Aquarium in Baltimore, Inc.) (Original Issue Yield: 5.21%), 5.10%, 11/01/22	1,000,000	1,033,150
Montgomery County, MD EDA, (Trinity Health Care Group) 5.13%, 12/01/22	600,000	615,468
TOTAL DEVELOPMENT		$5,452,761

EDUCATION – 4.6%
Maryland State Health & Higher Educational Facilities Authority (Maclean School)/(Original Issue Yield: 6.146%), 6.00%, 7/01/31	1,500,000	1,531,830
Maryland State Health & Higher Educational Facilities Authority, (FSA INS)/(Bullis School) (Original Issue Yield: 5.35%), 5.25%, 7/01/20	1,585,000	1,669,623

(MTB Maryland Municipal Bond Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

22

MTB Maryland Municipal Bond Fund (continued)

Description	Par Value	Market Value
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2006) (Washington Christian Academy) 5.50%, 7/01/38	$1,000,000	$961,990
Maryland State IDFA, Economic Development Revenue Bonds (Series 2005A), (Our Lady of Good Counsel High School), 6.00%, 5/01/35	1,000,000	1,022,690
New Baltimore, MD Board School Commerce, Revenue Bonds (Original Issue Yield: 5.05%), 5.00%, 11/01/13	1,135,000	1,181,115

TOTAL EDUCATION		$6,367,248

FACILITIES – 5.5%
Baltimore, MD Convention Center, Refunding Revenue Bond (MBIA Insurance Corp. INS), 5.38%, 9/01/11	2,910,000	3,010,075
Baltimore, MD Convention Center, Revenue Bond (Series A), (Baltimore Hotel Corp.)/(XLCA Insurance), 5.25%, 9/01/39	2,500,000	2,623,175
Maryland State Stadium Authority, (Ocean City Convention Center) (Original Issue Yield: 5.55%), 5.38%, 12/15/15	500,000	500,745
Montgomery County, MD Revenue Authority Lease, Revenue Bonds 5.00%, 4/01/13	1,330,000	1,419,509

TOTAL FACILITIES		$7,553,504

GENERAL – 5.0%
Anne Arundel County, MD, Refunding Revenue Bonds National Business Park Project, 5.13%, 7/01/28	2,200,000	2,307,624
Baltimore, MD, Refunding Revenue Bond, (FGIC INS) 5.25%, 7/01/30	1,000,000	1,101,030
Baltimore, MD, Refunding Revenue Bond, (Series A), (FSA INS) (Original Issue Yield: 5.08%) 5.75%, 7/01/10	3,000,000	3,177,720
Montgomery County, MD Special Obligation, Special Tax, (Radian Group, Inc. INS)/(Original Issue Yield: 5.48%), 5.38%, 7/01/20	250,000	259,900

TOTAL GENERAL		$6,846,274

GENERAL OBLIGATIONS – 19.0%
Anne Arundel County, MD, GO UT, (Original Issue Yield: 3.86%), 5.00%, 3/01/16	1,000,000	1,062,350
Anne Arundel County, MD, LT GO (Original Issue Yield: 5.55%), 5.50%, 9/01/15	500,000	503,150
Baltimore County, MD, Public Improvement GO UT Bonds, 4.20%, 9/01/23	2,000,000	1,978,000
Frederick County, MD, Refunding GO UT Bonds (Series A), 5.25%, 7/01/13	2,080,000	2,222,501
Frederick County, MD, GO UT Bonds, 5.25%, 11/01/19	1,500,000	1,672,005
Harford County, MD, GO UT 5.50%, 12/01/08	1,000,000	1,021,600
Howard County, MD 5.25%, 8/15/15	1,800,000	1,915,488
Howard County, MD, GO UT, (PRF 2/15/12) 5.25%, 8/15/16	1,480,000	1,583,156
Maryland State 5.50%, 3/01/13	2,000,000	2,187,680

Description	Par Value	Market Value
Montgomery County, MD, GO UT (Original Issue Yield: 5.70%) (PRF 1/01/10), 5.60%, 1/01/16	$2,000,000	$2,110,300
Prince Georges County, MD, Consolidated Public Improvement GO UT Bonds, (FSA INS) (PRF 1/01/09), 5.50%, 10/01/10	2,045,000	2,142,956
Queen Annes County, MD, (MBIA Insurance Corp. INS) 5.00%, 11/15/16	1,000,000	1,081,580
Queen Annes County, MD, Public Facility, (FGIC INS) (Original Issue Yield: 5.25%), 6.00%, 11/15/08	1,000,000	1,010,870
St. Mary’s County, MD, GO UT, (St. Mary Hospital) (Original Issue Yield: 5.00%), 5.00%, 10/01/21	1,000,000	1,058,400
St. Mary’s County, MD, GO UT Refunding Bonds 5.00%, 10/01/18	2,255,000	2,390,344
Washington Suburban Sanitation District, MD, UT GO (Original Issue Yield: 5.04%)/(PRF 6/01/09), 5.00%, 6/01/23	1,000,000	1,024,670
Washington Suburban Sanitation District, MD, GO UT Bonds, 6.00%, 6/01/18	1,000,000	1,175,410

TOTAL GENERAL OBLIGATIONS		$26,140,460

HIGHER EDUCATION – 8.8%
Frederick County, MD, Revenue Bonds (Mount St. Mary University)/(Original Issue Yield: 5.88%), (PRF 3/1/10 @ 101), 5.75%, 9/01/25	1,000,000	1,059,740
Maryland State Economic Development Corp., (Collegiate Housing), 5.60%, 6/01/10	765,000	776,942
Maryland State Economic Development Corp., (Collegiate Housing), (Original Issue Yield: 6.054%), 6.00%, 6/01/19	1,000,000	1,034,960
Maryland State Economic Development Corp., Revenue Bonds Morgan State University Project (Series A), (Original Issue Yield: 6.09%), 6.00%, 7/01/22	500,000	509,145
Maryland State Economic Development Corp., Revenue Bonds University of Maryland/Baltimore (Series A) (Original Issue Yield: 5.88%), 5.75%, 10/01/33	350,000	336,550
Maryland State Health & Higher Educational Facilities Authority, (Johns Hopkins University)/(Original Issue Yield: 5.54%), 5.13%, 7/01/20	2,000,000	2,056,520
Maryland State Health & Higher Educational Facilities Authority, (Johns Hopkins University)/(Original Issue Yield: 5.52%), 5.25%, 7/01/17	2,000,000	2,061,440
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins University)/(United States Treasury PRF 7/1/09 @ 101) (Original Issue Yield: 6.18%), 6.00%, 7/01/39	1,000,000	1,051,100
St. Mary’s College, MD, Refunding Revenue Bond Academic and Auxiliary Fee (Series A), (AMBAC INS)/(Original Issue Yield: 4.65%), 4.50%, 9/01/30	2,250,000	2,235,577

(MTB Maryland Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	23

MTB Maryland Municipal Bond Fund (continued)

Description	Par Value	Market Value
University of Maryland, Revenue Bonds 5.25%, 10/01/11	$1,000,000	$1,039,480

TOTAL HIGHER EDUCATION		$12,161,454

MEDICAL – 34.5%
Carroll County, MD, Revenue Bonds, (Fairhaven, Inc./ Copper Ridge, Inc.)/(Radian Asset Assurance INS) 5.38%, 1/01/16	2,000,000	2,052,340
Frederick County, MD, Revenue Bonds, (Buckingham’s Choice Inc.)/(Original Issue Yield: 5.88%), 5.90%, 1/01/17	1,000,000	995,020
Maryland State Economic Development Corp., (GNMA Collateralized Home Mortgage Program COL)/ (Crescent Cities Charities), 4.65%, 12/20/08	175,000	176,110
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins Hospital) 5.00%, 5/15/13	1,465,000	1,522,179
Maryland State Health & Higher Educational Facilities Authority (Johns Hopkins Hospital), 5.00%, 5/15/26	900,000	913,230
Maryland State Health & Higher Educational Facilities Authority (Hebrew Home of Greater Washington)/(Landow House Inc.), (Original Issue Yield: 5.93%), 5.80%, 1/01/32	2,135,000	2,212,565
Maryland State Health & Higher Educational Facilities Authority (Peninsula United Methodist), 4.80%, 10/01/28	1,000,000	999,980
Maryland State Health & Higher Educational Facilities Authority, (AMBAC INS)/(Helix Health System Inc.)/(Original Issue Yield: 5.27%), 5.00%, 7/01/27	3,630,000	3,930,962
Maryland State Health & Higher Educational Facilities Authority, (Carroll County, MD General Hospital), 6.00%, 7/01/37	2,250,000	2,345,288
Maryland State Health & Higher Educational Facilities Authority, (Catholic Health Initiatives), 6.00%, 12/01/13	1,370,000	1,452,049
Maryland State Health & Higher Educational Facilities Authority, (Medlantic/Helix Parents, Inc.)/(FSA INS) 5.25%, 8/15/11	2,000,000	2,061,980
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Medlantic/Helix Parent, Inc.)/(FSA. INS) 5.25%, 8/15/12	1,175,000	1,208,405
Maryland State Health & Higher Educational Facilities Authority, (Frederick Memorial Hospital) 5.00%, 7/01/22	3,000,000	3,028,380
Maryland State Health & Higher Educational Facilities Authority, (Howard County General Hospital, MD)/(Original Issue Yield: 5.68%), 5.50%, 7/01/13	670,000	686,864
Maryland State Health & Higher Educational Facilities Authority, (MBIA Insurance Corp. INS)/(Howard County General Hospital, MD)/ (Original Issue Yield: 5.17%), 5.00%, 7/01/19	1,500,000	1,525,350
Maryland State Health & Higher Educational Facilities Authority, (Mercy Medical Center)/(Original Issue Yield: 5.80%), 5.63%, 7/01/31	2,000,000	2,042,600

Description	Par Value	Market Value
Maryland State Health & Higher Educational Facilities Authority, (Mercy Ridge, Inc.) 5.00%, 4/01/08	$2,000,000	$2,011,820
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Suburban Hospital), 5.50%, 7/01/16	500,000	533,980
Maryland State Health & Higher Educational Facilities Authority, (University of Maryland Medical System) 5.00%, 7/01/12	1,000,000	1,039,930
Maryland State Health & Higher Educational Facilities Authority, (Series B), (University of Maryland Medical System)/(AMBAC INS) 5.00%, 7/01/15	1,740,000	1,851,847
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (MedStar Health, Inc.)/(Original Issue Yield: 4.05%), 5.00%, 8/15/11	1,000,000	1,034,600
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (MedStar Health, Inc.) (Original Issue Yield: 4.60%), 5.25%, 5/15/46	1,000,000	1,001,610
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds (Series A), (Lifebridge Health Inc.) 5.00%, 7/01/12	1,000,000	1,048,860
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Peninsula Regional Medical Center) 5.00%, 7/01/26	1,000,000	1,015,040
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), (King Farm Presbyterian Retirement Community) 5.25%, 1/01/27	1,500,000	1,419,270
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), (King Farm Presbyterian Retirement Community)/(Original Issue Yield: 5.35%), 5.30%, 1/01/37	1,500,000	1,382,145
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series A), (Doctors Community Hospital) 5.00%, 7/01/20	1,000,000	1,014,100
Maryland State Health & Higher Educational, 5.00%, 7/01/27	1,750,000	1,735,825
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series A), (Western Maryland Health System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 4.10%), 4.00%, 1/01/18	2,000,000	1,950,420
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Frederick Memorial Hospital)/(FGIC LOC) 5.25%, 7/01/13	500,000	527,465
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Kennedy Krieger Childrens Hospital)/(Obligated Group) (Original Issue Yield: 5.55%), 5.50%, 7/01/33	500,000	505,165
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Peninsula Regional Medical Center) 5.00%, 7/01/17	1,745,000	1,822,862

(MTB Maryland Municipal Bond Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

24	PORTFOLIOS OF INVESTMENTS

MTB Maryland Municipal Bond Fund (concluded)

Description	Par Value	Market Value
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series A), (Sheppard Pratt Health System) 5.25%, 7/01/35	$500,000	$503,735

TOTAL MEDICAL		$47,551,976

MULTI-FAMILY HOUSING – 1.9%
Howard County, MD Multifamily Revenue, Revenue Bonds (Chase Glen Project)/(Avalon Properties, Inc.) Mandatory Tender, 4.90%, 7/01/24	500,000	502,635
Maryland State Community Development Administration, (FANNIE MAE) 5.20%, 12/01/29	2,000,000	2,049,220

TOTAL MULTI-FAMILY HOUSING		$2,551,855

POLLUTION – 0.9%
Prince Georges County, MD Potomac Electric Project (Original Issue Yield: 5.851%), 5.75%, 3/15/10	1,250,000	1,307,913

SINGLE FAMILY HOUSING – 0.3%
Maryland State Community Development Administration, Refunding Revenue Bonds, (Original Issue Yield: 4.999%), 5.00%, 4/01/17	375,000	382,969
Prince Georges County, MD Housing Authority SFM, (Series A) (GNMA)/(FNMA)/(FHLMC), 5.55%, 12/01/33	15,000	14,706

TOTAL SINGLE FAMILY HOUSING		$397,675

TRANSPORTATION – 2.9%
Baltimore, MD Port Facility, (DuPont (E.I.) De Nemours & Co.), 6.50%, 12/01/10	400,000	415,720
Baltimore, MD Port Facility 6.50%, 10/01/11	1,000,000	1,012,110
Maryland State Department of Transportation, 5.50%, 2/01/16	1,000,000	1,119,590
Maryland State Department of Transportation, Refunding Revenue Bonds, 5.00%, 5/01/15	1,375,000	1,477,603

TOTAL TRANSPORTATION		$4,025,023

UTILITIES – 1.6%
Baltimore, MD, Wastewater Project Revenue Bonds (Series A) (FGIC INS) 5.00%, 7/01/33	2,000,000	2,148,120

Description	Par Value	Market Value

WATER – 2.8%
Baltimore, MD Wastewater, Revenue Bond (Series A), (FGIC INS), 6.00%, 7/01/15	$1,000,000	$1,107,000
Baltimore, MD Wastewater, Revenue Bond (Series A), (FGIC INS)/(Original Issue Yield: 5.36%), 5.13%, 7/01/42	500,000	516,605
Baltimore, MD, Wastewater Project Revenue Bonds (Series B), (MBIA INS), 5.00%, 7/01/22	1,290,000	1,403,236
Baltimore, MD Water Projects, Revenue Bonds Series A, (FGIC INS) 5.38%, 7/01/15	775,000	849,330

TOTAL WATER		$3,876,171

TOTAL MARYLAND		$126,380,434

PUERTO RICO – 4.7%

FACILITIES – 2.0%
Puerto Rico Commonwealth Infrastructure Financing Authority, (Series C) Special Tax Refunding Bonds, (FGIC LOC), 5.50%, 7/01/20	2,400,000	2,717,808

GENERAL OBLIGATIONS – 1.2%
Puerto Rico Public Finance Corp., (Series A), (Ambac Financial Group, Inc. INS) (Original Issue Yield: 4.94%), 5.38%, 6/01/19	1,500,000	1,690,395

HOUSING – 1.5%
Puerto Rico HFA, Capital Funding Program, (Original Issue Yield: 4.22%), 5.00%, 12/01/18	2,000,000	2,098,839

TOTAL PUERTO RICO		$6,507,042

WISCONSIN – 1.5%

SPECIAL PURPOSE – 1.5%
Badger, WI Tobacco Asset Securitization Corp., Revenue Bond 7.00%, 6/01/28	2,000,000	$2,122,040

TOTAL INVESTMENTS – 99.2% (COST $134,520,311)		$136,596,571

OTHER ASSETS LESS LIABILITIES – 0.8%		$1,107,150

TOTAL NET ASSETS – 100.0%		$137,703,721

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	25

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Virginia Municipal Bond Fund

At October 31, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
General Obligation	15.8%
Medical	14.1%
Development	10.4%
Water	11.6%
Transportation	9.4%
Multifamily Housing	8.0%
Facilities	7.7%
Utilities	6.9%
Pollution	4.5%
Airport	3.7%
Higher Education	3.4%
Education	2.3%
General Revenue	1.6%
Other Assets and Liabilities — Net[2]	0.6%
TOTAL	100%

(1)	Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Market Value

5MUNICIPAL BONDS – 99.4%

DISTRICT OF COLUMBIA – 3.7%

AIRPORT – 3.7%
Metropolitan Washington, DC Airports Authority, Revenue Bonds (Series D), (FSA INS), 5.38%, 10/01/18	$245,000	$256,772
Metropolitan Washington, DC Airports Authority, Revenue Bonds, 5.38%, 10/01/19	335,000	350,494

TOTAL DISTRICT OF COLUMBIA		$607,266

PUERTO RICO – 9.3%

FACILITIES – 4.8%
Puerto Rico Commonwealth Infrastructure Financing Authority, (Series C) Special Tax Refunding Bonds, (FGIC INS), 5.50%, 7/01/20	705,000	$798,356

GENERAL OBLIGATIONS – 1.3%
Commonwealth of Puerto Rico, GO UT, Prerefunded (Series A), (Original Issue Yield: 5.02%)/(PRF 7/01/13), 5.00%, 7/01/33	150,000	151,278

Description	Par Value	Market Value
Commonwealth of Puerto Rico, GO UT, Unrefunded (Series A), (Original Issue Yield: 5.02%), 5.00%, 7/01/33	$65,000	$65,554

TOTAL GENERAL OBLIGATIONS		$216,832

GENERAL REVENUE – 1.6%
Puerto Rico Public Finance Corp., Revenue Bonds, (Series A), (U. S. Treasury and U.S. Government PRF 8/1/2011 @ 100)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.15%), 5.00%, 8/01/31	250,000	$263,283

TRANSPORTATION – 1.6%
Puerto Rico Highway and Transportation Authority, (Series W), 5.50%, 7/01/13	250,000	$267,173

TOTAL PUERTO RICO		$1,545,644

VIRGINIA – 86.4%

DEVELOPMENT – 10.4%
Chesterfield County, VA, IDA, Revenue Bond, (Original Issue Yield: 4.90%), 4.75%, 11/01/16	50,000	51,566
Frederick County, VA, IDA, Revenue Bonds, (AMBAC INS), 5.00%, 12/01/14	705,000	757,853

(MTB Virginia Municipal Bond Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

26

MTB Virginia Municipal Bond Fund (continued)

Description	Par Value	Market Value
Fredericksburg VA, IDA, Revenue Bond, (Mary Washington College R/E) (Original Issue Yield: 5.48%), 5.35%, 4/01/29	$250,000	$252,080
Montgomery County, VA, IDA, Revenue Bonds, (Series C), (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 5.13%, 1/15/19	500,000	517,535
Virginia Beach, VA, Development Authority, Social Services Facility, (AMBAC INS)/(Original Issue Yield: 5.05%), 5.00%, 12/01/17	100,000	103,472
Virginia Beach, VA, Development Authority, Town Center Project Phase I (Series A), (Original Issue Yield: 4.32%), 4.25%, 8/01/13	50,000	51,170

TOTAL DEVELOPMENT		$1,733,676

EDUCATION – 2.3%
Alexandria, VA, IDA, Revenue Bonds, (Episcopal High School), 5.00%, 1/01/29	250,000	257,338
Henrico County, VA IDA, Revenue Bond, (The Collegiate School) (Original Issue Yield: 5.15%), 5.10%, 10/15/29	120,000	120,781

TOTAL EDUCATION		378,119

FACILITIES – 2.9%
Virginia Beach, VA Development Authority Residential Care Facilities, (Westminster Canterbury)/(Original Issue Yield: 5.42%), 5.38%, 11/01/32	500,000	488,905

GENERAL OBLIGATIONS – 14.5%
Alexandria, VA, Public Improvements, GO UT Bond, (U. S. Treasury PRF 6/15/2010 @ 101), 5.75%, 6/15/14	500,000	533,990
Arlington County, VA, Public Improvement, GO UT Bond, (U. S. Treasury PRF 2/1/2012 @ 100), 5.25%, 2/01/15	350,000	374,189
Loudoun County, VA, GO UT Bond (Series B), 5.25%, 12/01/14	500,000	550,734
Roanoke, VA, GO UT, (Series B), (FGIC INS) 5.00%, 10/01/11	300,000	313,467
Virginia Beach, VA, Public Improvement (Series B), 5.00%, 5/01/20	250,000	268,930
Winchester, VA, Public Improvements, (State and Local Government PRF 6/1/2010 @ 101) (State Aid Withholding INS)/(Original Issue Yield: 5.15%), 5.63%, 6/01/18	350,000	372,435

TOTAL GENERAL OBLIGATIONS		$2,413,745

HIGHER EDUCATION – 3.4%
Virginia College Building Authority, Refunding Revenue Bonds, (MBIA Insurance Corp. INS)/(Washington & Lee University)/(Original Issue Yield: 5.05%), 5.25%, 1/01/31	500,000	561,555

MEDICAL – 14.1%
Albemarle County, VA, IDA, (Martha Jefferson Hospital), 5.25%, 10/01/15	650,000	688,909
Albemarle County, VA, IDA, Revenue Bonds, (Westminster-Canterbury of Richmond)/(Original Issue Yield: 4.75%), 4.63%, 1/01/19	200,000	193,130

Description	Par Value	Market Value
Fairfax County, VA, IDA, Revenue Bond, (Inova Health System)/(Original Issue Yield: 5.35%), 5.00%, 8/15/23	$250,000	$264,440
Fairfax County, VA IDA, Revenue Bonds, (Inova Health System)/(FSA INS)/(Original Issue Yield: 5.30%), 5.00%, 8/15/13	100,000	106,391
Fairfax County, VA IDA, Refunding Revenue Bonds, (Inova Health System)/(Original Issue Yield: 5.35%), 5.25%, 8/15/19	720,000	780,264
Henrico County, VA EDA, Bon Secours Health System, Inc Revenue Bond (Series A), (Obligated Group)/(Original Issue Yield: 5.70%), 5.60%, 11/15/30	250,000	257,590
Virginia Beach, VA Development Authority, (Virginia Beach, VA General Hospital) (AMBAC INS)/(Original Issue Yield: 5.70%), 5.13%, 2/15/18	50,000	53,677

TOTAL MEDICAL		$2,344,401

MULTIFAMILY HOUSING – 8.0%
Arlington County, VA IDA, Colonial Village Revenue Bonds, (AHC LP-2), Mandatory Tender, 5.15%, 11/01/31	500,000	509,240
Virginia State Housing Development Authority Multi-Family, (Series G), 5.00%, 11/01/13	300,000	304,674
Virginia State Housing Development Authority, Rental Housing (Series N)/(GO of Authority INS), 5.13%, 1/01/15	500,000	515,070

TOTAL MULTIFAMILY HOUSING		$1,328,984

POLLUTION – 4.5%
Chesterfield County, VA IDA, Revenue Bond, (Virginia Electric & Power Co.), 5.88%, 6/01/17	200,000	212,318
Southeastern Public Service Authority, VA, (AMBAC INS), 5.00%, 7/01/15	500,000	536,290

TOTAL POLLUTION		$748,608

TRANSPORTATION – 7.8%
Richmond, VA Metropolitan Authority, Refunding Revenue Bonds, (FGIC LOC)/(Original Issue Yield: 5.02%) 5.25%, 7/15/17	200,000	218,268
Virginia Commonwealth Transportation Board, Revenue Bonds, Series A 5.00%, 5/15/14	500,000	538,340
Virginia Commonwealth Transportation Board, 5.00%, 9/28/15	500,000	542,060

TOTAL TRANSPORTATION		$1,298,668

UTILITIES – 6.9%
Prince William County, VA Service Authority Water & Sewer System, (FGIC INS)/(PRF 7/1/09), 5.50%, 7/01/19	500,000	521,535
Upper Occoquan Sewage Authority, VA, (Series A), (MBIA INS) 5.15%, 7/01/20	575,000	630,873

TOTAL UTILITIES		$1,152,408

(MTB Virginia Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	27

MTB Virginia Municipal Bond Fund (concluded)

Description	Par Value	Market Value

WATER – 11.6%
Fairfax County, VA Water Authority, Revenue Refunding Bonds, (Original issue Yield: 5.22%) 5.00%, 4/01/21	$100,000	$109,267
Fairfax County, VA Water Authority, Revenue Bonds, (Escrowed in U.S. Treasuries COL)/(Original issue Yield: 5.85%) 5.80%, 1/01/16	750,000	807,840
Norfolk, VA Water Revenue, Revenue Bonds, (MBIA Insurance Corp. INS)/ /(Original issue Yield: 5.95%) 5.75%, 11/01/12	500,000	500,890
Norfolk, VA Water Revenue, Revenue Bonds, (MBIA Insurance Corp. INS)/(Original issue Yield: 6.10%) 5.88%, 11/01/15	500,000	500,945

TOTAL WATER		$1,918,942

TOTAL VIRGINIA		$14,368,011

TOTAL MUNICIPAL BONDS (COST $16,112,176)		$16,520,921

Description	Par Value	Market Value

MUTUAL FUNDS – 0.6%
Dreyfus Tax Exempt Cash Fund, Institutional Shares, 3.31% (COST $105,493)	$105,493	$105,493

TOTAL INVESTMENTS – 100.0% (COST $16,217,669)		$16,626,414

OTHER ASSETS LESS LIABILITIES – 0.0%		$(7,850)

TOTAL NET ASSETS – 100.0%		$16,618,564

See Notes to Portfolios of Investments

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

28	PORTFOLIOS OF INVESTMENTS

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Intermediate-Term Bond Fund

At October 31, 2007, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Mortgage Backed Securities	27.0%
Corporate Bonds	19.6%
U.S. Treasury Notes	16.5%
Government Agencies	14.1%
Collateralized Mortgage Obligations	11.5%
Asset-Backed Securities	1.0%
Cash Equivalents[1]	10.7%
Other Assets and Liabilities — Net[2]	(0.4)%
TOTAL	100%

(1)	Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Market Value

ASSET-BACKED SECURITIES – 1.0%

FINANCIAL SERVICES – 1.0%
Ford Credit Auto Owner Trust 5.26%, 6/15/10 (COST $1,999,811)	$2,000,000	$2,008,686

COLLATERALIZED MORTGAGE OBLIGATIONS – 11.5%

COMMERCIAL MORTGAGE BACKED SECURITIES – 2.1%
American Tower Trust 5.42%, 4/15/37	1,000,000	986,875
Banc of America Commercial Mortgage, Inc. 5.63%, 4/10/49	1,500,000	1,535,918
GS Mortgage Securities Corp., II, 5.78%, 8/10/45	1,500,000	1,544,707

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES		$4,067,500

FEDERAL HOME LOAN MORTGAGE CORPORATION – 6.9%
Series 2672, Class WA 4.00%, 9/15/10	854,597	841,351
Series 2628C, Class QH 4.00%, 12/15/21	276,992	276,147
Series R001-AE 4.38%, 4/15/15	4,001,383	3,942,418
Series 2872C, Class GB 5.00%, 5/15/28	7,000,000	7,007,982
Series 1993-160, Class AJ 6.50%, 4/25/23	687,735	694,112
Series 1920, Class H 7.00%, 1/15/12	559,421	574,516

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$13,336,526

Description	Par Value	Market Value

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION – 0.1%
Series 0421A, Class PJ 3.50%, 6/20/25	$244,841	$243,883

WHOLE LOAN – 2.4%
Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1 5.09%, 11/25/35	2,255,426	2,242,068
Structured Asset Securities Corp. Series 2005-001, Class 6A1 6.00%, 2/25/35	2,438,174	2,415,737

TOTAL WHOLE LOAN		$4,657,805

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $22,523,991)		$22,305,715

CORPORATE BONDS – 19.6%

AEROSPACE & DEFENSE – 0.5%
United Technologies Corp., Unsecd. Note 4.88%, 5/01/15	960,000	935,640

AUTOMOBILE MANUFACTURERS – 0.3%
DaimlerChrysler North America Holding Corp. 5.75%, 9/08/11	500,000	508,896

BANKS – 2.7%
BankBoston Capital Trust III 6.44%, 6/15/27	1,000,000	952,093
Bank of America Corp. 7.13%, 10/15/11	800,000	853,909
JPMorgan Chase Bank NA 6.00%, 10/01/17	500,000	507,392
PNC Funding Corp., Sub. Note 6.13%, 2/15/09	1,330,000	1,348,974
US Bank 5.92%, 5/25/12	1,438,596	1,487,955

TOTAL BANKS		$5,150,323

(MTB Intermediate-Term Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

29

MTB Intermediate-Term Bond Fund (continued)

Description	Par Value	Market Value

BUILDING MATERIALS – 0.2%
[2,3,4]C10 Capital SPV Ltd. 6.72%, 12/31/16	$500,000	$483,491

COMMERCIAL SERVICES – 0.6%
Iron Mountain, Inc. 6.63%, 1/01/16	1,250,000	1,193,750

CONSUMER FINANCE – 1.0%
Capital One Bank, Note 5.00%, 6/15/09	2,000,000	1,994,828

DIVERSIFIED FINANCIAL SERVICES – 1.7%
Bear Stearns Co. 6.40%, 10/02/17	500,000	501,069
Citigroup, Inc. 5.50%, 2/15/17	500,000	493,221
IBM International Group Capital 5.05%, 10/22/12	1,000,000	1,002,567
Lehman Brothers Holdings, Inc. 5.75%, 1/03/17	250,000	240,896
Merrill Lynch & Co., Inc. 6.05%, 5/16/16	1,000,000	988,245

TOTAL DIVERSIFIED FINANCIAL SERVICES		$3,225,998

ELECTRIC – 0.8%
Progress Energy, Inc. 6.85%, 4/15/12	1,000,000	1,061,482
Xcel Energy, Inc. 3.40%, 7/01/08	400,000	396,067

TOTAL ELECTRIC		$1,457,549

ELECTRIC UTILITIES – 1.7%
Carolina Power & Light Co., 1st Mtg. Note 5.13%, 9/15/13	2,000,000	1,974,246
Columbus Southern Power, Note 6.51%, 2/01/08	1,250,000	1,254,656

TOTAL ELECTRIC UTILITIES		$3,228,902

ELECTRONIC EQUIPMENT & COMPONENTS – 0.5%
Motorola, Inc. 5.38%, 11/15/12	1,000,000	998,136

ENERGY EQUIPMENT & SERVICES – 0.5%
National-Oilwell, Inc. 5.65%, 11/15/12	1,000,000	1,009,722

FOOD – 0.3%
[2,3,4]Tesco Plc. 6.15%, 11/15/37	500,000	491,718

MEDIA – 0.6%
[2,3,4]Cox Enterprises, Inc. 7.88%, 9/15/10	1,000,000	1,069,122

MULTI-UTILITIES – 0.5%
CenterPoint Energy, Inc., Sr. Note, Series B 7.25%, 9/01/10	500,000	523,362
Dominion Resources, Inc. 5.60%, 11/15/16	500,000	491,733

TOTAL MULTI-UTILITIES		$1,015,095

OIL & GAS – 3.9%
Apache Corp. 5.25%, 4/15/13	500,000	503,321
Chesapeake Energy Corp. 6.88%, 1/15/16	1,000,000	998,750

Description	Par Value	Market Value
Devon Financing Corp 6.88%, 9/30/11	$1,000,000	$1,061,621
Enterprise Products Operating LP 7.03%, 1/15/68	1,000,000	923,402
Marathon Oil Corp., 6.00%, 10/01/17	1,000,000	1,018,558
Pioneer Natural Resources, Inc. 6.88%, 5/01/18	1,000,000	949,290
[2,3]Weatherford International Inc 6.35%, 6/15/17	1,000,000	1,026,688
Xto Energy Inc 7.50%, 4/15/12	1,000,000	1,092,281

TOTAL OIL & GAS		$7,573,911

PHARMACEUTICALS – 0.3%
Abbott Laboratories 5.88%, 5/15/16	500,000	516,362

REAL ESTATE INVESTMENT TRUSTS – 1.0%
HRPT Properties Trust 6.65%, 1/15/18	500,000	503,737
Istar Financial Inc. 5.97%, 3/03/08	1,000,000	996,312
Simon Property Group, LP, 5.38%, 6/01/11	500,000	500,724

TOTAL REAL ESTATE INVESTMENT TRUSTS		$2,000,773

RETAIL – 0.3%
Lowes Co., Inc. 6.10%, 9/15/17	500,000	513,338

ROAD & RAIL – 0.4%
Union Pacific Corp. 3.88%, 2/15/09	500,000	492,718
5.75%, 11/15/17	250,000	248,691

TOTAL ROAD & RAIL		$741,409

TELECOMMUNICATIONS – 0.5%
Sprint Nextel Corp. 5.60%, 6/28/10	1,000,000	996,089

TRANSPORTATION – 0.3%
Canadian National RR Co., 5.85%, 11/15/17	500,000	509,713

UTILITIES – 0.5%
Pacific Gas & Electric Co. 6.05%, 3/01/34	1,000,000	1,001,606

WIRELESS TELECOMMUNICATION SERVICES – 0.5%
American Tower Corp. 7.13%, 10/15/12	1,000,000	1,035,000

TOTAL CORPORATE BONDS (COST $37,829,853)		$37,651,371

GOVERNMENT AGENCIES – 14.1%

THRIFTS & MORTGAGE FINANCE – 14.1%
Federal Home Loan Bank System, Bond 5.00%, 12/11/09	7,000,000	7,079,649
Federal Home Loan Bank System, Bond 4.63%, 2/18/11	6,000,000	6,030,471
Federal Home Loan Mortgage Corp. 2.85%, 6/03/08	1,500,000	1,486,310
Federal Home Loan Mortgage Corp. 3.25%, 3/14/08	1,500,000	1,493,144

(MTB Intermediate-Term Bond Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

30	PORTFOLIOS OF INVESTMENTS

MTB Intermediate-Term Bond Fund (concluded)

Description	Par Value	Market Value
Federal Home Loan Mortgage Corp. 5.13%, 7/15/12	$4,000,000	$4,084,113
Federal Home Loan Mortgage Corp. 5.75%, 3/15/09	7,000,000	7,129,750

TOTAL GOVERNMENT AGENCIES (COST $27,072,422)		$27,303,437

MORTGAGE-BACKED SECURITIES – 27.0%

FEDERAL HOME LOAN MORTGAGE CORPORATION – 6.7%
Gold Pool G11311 5.00%, 10/01/17	877,214	868,607
Gold Pool E92817 5.00%, 12/01/17	1,071,281	1,060,769
Gold Pool G12709 5.00%, 7/01/22	9,793,383	9,654,440
Gold Pool E76204 5.50%, 4/01/14	4,442	4,469
Gold Pool E83022 6.00%, 4/01/16	172,950	176,392
Gold Pool A18401 6.00%, 2/01/34	287,715	290,493
Gold Pool G10399 6.50%, 7/01/09	46,891	47,149
Gold Pool C90504 6.50%, 12/01/21	275,749	284,613
Gold Pool C90293 7.50%, 9/01/19	584,856	617,735

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$13,004,667

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 19.6%
Pool 254227 5.00%, 2/01/09	237,632	238,293
Pool 838741 5.00%, 9/01/20	4,376,331	4,315,610
Pool 839291 5.00%, 9/01/20	152,955	150,832
Pool 844048 5.00%, 11/01/35	5,480,457	5,270,830
Pool 254400 5.50%, 7/01/09	216,393	218,770
Pool 619054 5.50%, 2/01/17	605,776	609,732
Pool 832365 5.50%, 8/01/20	4,413,699	4,428,734
Pool 933147 5.50%, 10/01/37	14,000,000	13,807,062
Pool 303831 6.00%, 4/01/11	106,954	108,705
Pool 897174 6.00%, 10/01/36	2,304,675	2,323,544
Pool 256674 6.00%, 4/01/37	5,685,225	5,731,772
Pool 196701 6.50%, 5/01/08	15,879	15,933
Pool 50905 6.50%, 10/01/08	32,497	32,646
Pool 424286 6.50%, 6/01/13	44,686	45,628
Pool 561915 6.50%, 11/01/30	32,024	33,177
Pool 313224 7.00%, 12/01/11	111,537	113,621
Pool 254240 7.00%, 3/01/32	343,157	358,439
Pool 526062 7.50%, 12/01/29	70,958	74,580

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$37,877,908

Description	Par Value	Market Value

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION – 0.7%
Pool 780825 6.50%, 7/15/28	$438,167	$453,883
Pool 2701 6.50%, 1/20/29	379,685	392,099
Pool 2616 7.00%, 7/20/28	199,319	208,204
Pool 426727 7.00%, 2/15/29	36,481	38,244
Pool 781231 7.00%, 12/15/30	180,782	189,487

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$1,281,917

TOTAL MORTGAGE-BACKED SECURITIES (COST $52,063,559)		$52,164,492

U.S. TREASURY NOTES – 16.5%

U.S. TREASURY NOTE
3.88%, 5/15/09	8,000,000	7,987,500
4.00%, 9/30/09	4,000,000	4,005,000
4.13%, 5/15/15	975,000	962,051
4.25%, 9/30/12	1,500,000	1,506,562
4.25%, 8/15/15	1,440,000	1,430,550
4.50%, 5/15/10	9,000,000	9,127,970
4.50%, 4/30/12	635,000	644,823
4.88%, 6/30/09	5,000,000	5,071,875

INFLATION PROTECTED NOTE
1.63%, 1/15/15	500,000	528,617
3.00%, 7/15/12	580,000	705,074

TOTAL U.S. TREASURY NOTES (COST $31,746,184)		$31,970,022

REPURCHASE AGREEMENT – 10.7%
Interest in $20,782,844 repurchase agreement 4.82%, dated 10/31/07 under which Credit Suisse First Boston LLC will Repurchase a U.S. Government Agency security maturing on 11/15/21 for $20,783,171 on 11/1/07. The Market value of the underlying security at the end of the period was $21,198,834. (At Cost)	20,782,844	$20,782,844

TOTAL INVESTMENTS – 100.4% (COST $194,005,864)		$194,186,566

OTHER ASSETS LESS LIABILITIES – (0.4%)		$(843,565)

TOTAL NET ASSETS – 100.0%		$193,343,001

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	31

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Income Fund

At October 31, 2007, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Corporate Bonds	37.7%
Mortgage Backed Securities	27.2%
Collateralized Mortgage Obligations	22.1%
U.S. Treasury	8.8%
Asset Backed Securities	1.3%
Taxable Municipal	0.8%
Government Agencies	0.2%
Cash Equivalents[1]	2.6%
Other Assets and Liabilities — Net[2]	(0.7)%
TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Market Value

ASSET-BACKED SECURITIES – 1.3%
LA Arena Funding LLC, Class A, 7.66%, 12/15/26 (COST $1,727,746)	$1,727,746	$1,743,944

COLLATERALIZED MORTGAGE OBLIGATIONS – 22.1%

COMMERCIAL MORTGAGE BACK SECURITY – 2.7%
American Tower Trust, Series 2007-1A, Class AFX, 5.42%, 4/15/37	1,000,000	986,875
Banc of America Commercial Mortgage, Inc. 5.63%, 4/10/49	1,500,000	1,535,918
GS Mortgage Securities Corp., II Series 2007-GG10, Class A2	1,000,000	1,029,805

TOTAL COMMERCIAL MORTGAGE BACK SECURITY		$3,552,598

FEDERAL HOME LOAN MORTGAGE CORPORATION – 0.8%
Series 2707, Class PW 4.00%, 7/15/14	519,534	516,937
Series 1920, Class H 7.00%, 1/15/12	559,421	574,516

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$1,091,453

Description	Par Value	Market Value

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 4.5%
Series 2005-30 5.00%, 3/25/24	$5,935,000	$5,936,120
Series 1998-23, Class C 9.75%, 9/25/18	19,194	20,799

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$5,956,919

WHOLE LOAN – 14.1%
Banc of America Mortgage Securities, Inc. Series 2003-2, Class 2A1 3.55%, 2/25/34	1,376,354	1,342,676
Countrywide Home Loan Mortgage Pass Through Trust 4.50%, 6/25/19	5,917,371	5,727,101
GSR Mortgage Loan, Series 2006-2F 5.75%, 2/25/36	1,939,805	1,939,953
Indymac INDA Mortgage Loan Trust Series 2005-AR1, Class 2A1 5.09%, 11/25/35	2,255,427	2,242,068
Morgan Stanley Mortgage Loan Trust Series 2004-1, Class 1A8 4.75%, 11/25/18	1,033,470	1,013,327
Structured Asset Securities Corp. 6.00%, 2/25/35	1,828,631	1,811,804
WaMu Mortgage Pass Through Certificates 5.25%, 6/25/19	4,535,729	4,461,976

TOTAL WHOLE LOAN		$18,538,905

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $27,832,088)		$29,139,875

(MTB Income Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

32

MTB Income Fund (continued)

Description	Par Value	Market Value

CORPORATE BONDS – 37.7%

AGRICULTURE – 0.8%
Archer-Daniels-Midland Co. 5.94%, 10/01/32	$1,000,000	$1,003,401

AIRLINES – 0.4%
[2,3]Delta Airlines, Inc. 6.82%, 8/10/22	500,000	502,550

AUTOMOBILE MANUFACTURERS – 0.4%
DaimlerChrysler North America Holding Corp. 5.75%, 9/08/11	500,000	508,896

BANKS – 4.9%
Bank of America Corp. 6.00%, 9/01/17	1,000,000	1,025,184
7.13%, 10/15/11	200,000	213,477
BankBoston Capital Trust III 6.44%, 6/15/27	900,000	856,884
[2,3]Bank of New York Institutional Capital Trust. 7.78%, 12/01/26	1,500,000	1,564,701
First Tennessee Bank 5.75%, 12/01/08	250,000	252,494
JP Morgan Chase Bank NA 6.00%, 10/01/17	500,000	507,392
SouthTrust Bank 6.13%, 1/09/28	1,000,000	998,409
US Bank 5.92%, 5/25/12	959,064	991,970

TOTAL BANKS		$6,410,511

BUILDING MATERIAL – 0.4%
[2,3]C10 Capital SPV Ltd. 6.72%, 12/31/16	500,000	483,491

COMMERCIAL SERVICES – 0.9%
Iron Mountain, Inc. 6.63%, 1/01/16	1,250,000	1,193,750

DIVERSIFIED FINANCIAL SERVICES – 7.2%
[2,3]ASIF Global Financing XIX 4.90%, 1/17/13	1,175,000	1,165,523
Bear Stearns Co. 6.40%, 10/02/17	500,000	501,069
CIT Group, Inc. 5.00%, 2/13/14	450,000	415,517
Citigroup, Inc. 5.50%, 2/15/17	500,000	493,221
6.13%, 8/25/36	1,000,000	989,076
Ford Motor Credit Co. 5.80%, 1/12/09	200,000	194,264
GMAC LLC 6.81%, 5/15/09	800,000	780,212
International Lease Finance Corp. 5.88%, 5/01/13	1,150,000	1,168,659
JP Morgan Chase Capital XVIII 6.95%, 8/17/36	1,000,000	981,173
Lehman Brothers Holdings, Inc. 5.75%, 1/03/17	250,000	240,896
MBNA Capital A 8.28%, 12/01/26	1,000,000	1,041,395
Merrill Lynch & Co., Inc. 6.05%, 5/16/16	1,000,000	988,245
SLM Corp. 4.50%, 7/26/10	500,000	468,669

TOTAL DIVERSIFIED FINANCIAL SERVICES		$9,427,919

ELECTRIC UTILITIES – 2.7%
American Electric Power Co. 5.38%, 3/15/10	250,000	251,426
Baltimore Gas & Electric Co. 6.35%, 10/01/36	1,000,000	1,019,068

Description	Par Value	Market Value
Progress Energy, Inc. 6.85%, 4/15/12	$1,000,000	$1,061,482
Xcel Energy, Inc. 3.40%, 7/01/08	1,300,000	1,287,218

TOTAL ELECTRIC		$3,619,194

ELECTRONICAL EQUIPMENT – 0.8%
Motorola, Inc. 5.38%, 11/15/12	1,000,000	998,136

INSURANCE – 0.7%
American International Group, Inc. 5.05%, 10/01/15	1,000,000	969,510

MEDIA – 1.0%
Comcast Corp. 6.20%, 11/15/08	200,000	201,956
[2,3]Cox Enterprises, Inc. 7.88%, 9/15/10	1,000,000	1,069,122

TOTAL MEDIA		$1,271,078

MULTI-UTILITIES – 1.4%
CenterPoint Energy, Inc. 6.85%, 6/01/15	1,250,000	1,318,445
Dominion Resources, Inc. 5.60%, 11/15/16	500,000	491,733

TOTAL MULTI-UTILITIES		$1,810,178

OIL & GAS – 5.7%
Apache Corp. 5.25%, 4/15/13	500,000	503,321
Chesapeake Energy Corp. 6.88%, 1/15/16	1,000,000	998,750
Enterprise Products Operating LP 7.03%, 1/15/68	1,000,000	923,402
National-Oilwell, Inc. 5.65%, 11/15/12	2,000,000	2,019,443
[2,3]Pemex Project Funding Master Trust 5.75%, 3/01/18	1,000,000	1,013,500
Pioneer Natural Resources, Inc. 6.88%, 5/01/18	1,000,000	949,290
[2,3]Weatherford International, Inc. 6.80%, 6/15/37	1,000,000	1,045,069

TOTAL OIL & GAS		$7,452,775

OIL & GAS FIELD SERVICES – 1.7%
Kaneb Pipeline Partners LP 5.88%, 6/01/13	1,250,000	1,259,773
ONEOK Partners LP 6.85%, 10/15/37	1,000,000	1,055,846

TOTAL OIL & GAS FIELD SERVICES		$2,315,619

PHARMACEUTICALS – 0.4%
Abbott Laboratories 5.88%, 5/15/16	500,000	516,362

REAL ESTATE INVESTMENT TRUSTS – 1.2%
Boston Properties, Inc. 5.00%, 6/01/15	650,000	613,568
HRPT Properties Trust 6.65%, 1/15/18	500,000	503,737
Simon Property Group, Inc. 5.38%, 6/01/11	500,000	500,724

TOTAL REAL ESTATE INVESTMENT TRUSTS		$1,618,029

(MTB Income Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	33

MTB Income Fund (continued)

Description	Par Value	Market Value

RETAIL – 1.9%
Lowes Co., Inc. 6.10%, 9/15/17	$500,000	$513,338
McDonald’s Corp. 6.30%, 10/15/37	500,000	512,501
[2,3]Tesco Plc. 6.15%, 11/15/37	500,000	491,718
YUM! Brands, Inc. 6.88%, 11/15/37	1,000,000	1,002,511

TOTAL RETAIL		$2,520,068

ROAD & RAIL – 2.3%
Burlington Northern Santa Fe Corp. 6.20%, 8/15/36	1,000,000	1,000,377
Canadian National Railway Co. 6.38%, 11/15/37	500,000	518,607
CSX Corp. 6.25%, 3/15/18	1,000,000	1,009,778
Union Pacific Corp. 3.88%, 2/15/09	500,000	492,719
5.75%, 11/15/17	250,000	248,691

TOTAL ROAD & RAIL		$3,270,172

TELECOMMUNICATIONS – 0.9%
BellSouth Telecommunications, Inc. 5.88%, 1/15/09	200,000	202,127
Sprint Nextel Corp. 5.60%, 6/28/10	1,000,000	996,089

TOTAL TELECOMMUNICATIONS		$1,198,216

UTILITIES – 0.8%
Pacific Gas & Electric Co. 6.05%, 3/01/34	1,000,000	1,001,606

WIRELESS TELECOMMUNICATION SERVICES – 1.2%
American Tower Systems Corp., Sr. Note, 7.13%, 10/15/12	1,500,000	1,552,500

TOTAL CORPORATE BONDS (COST $49,620,673)		$49,643,961

GOVERNMENT AGENCIES – 0.2%
Federal Home Loan Bank System 5.20%, 4/30/14 (COST $250,000)	250,000	$248,655

MORTGAGE-BACKED SECURITIES – 27.2%

FEDERAL HOME LOAN MORTGAGE CORPORATION – 12.9%
Pool G12709 5.00%, 7/01/22	6,855,368	6,758,106
Pool G02296 5.00%, 6/01/36	3,665,343	3,525,488
Pool G02976 5.50%, 6/01/37	3,478,468	3,429,443
Pool G02988 6.00%, 5/01/37	3,200,000	3,222,900
Pool C00478 8.50%, 9/01/26	49,526	53,179

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$16,989,116

Description	Par Value	Market Value

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 13.4%
4.50%, 10/01/33	$360,822	$336,853
Pool 254759 4.50%, 6/01/18	994,350	971,449
Pool 695818, 5.00%, 4/01/18	1,968,609	1,948,062
Pool 839291 5.00%, 9/01/20	3,116,449	3,073,208
Pool 878103 5.00%, 4/01/36	1,859,955	1,785,858
Pool 170027 14.75%, 3/01/10	1,113	1,244
Pool B17616 5.50%, 1/01/20	525,355	526,361
Pool 892493 5.50%, 8/01/36	2,621,083	2,583,566
Pool 346537 6.00%, 5/01/11	241,830	245,977
Pool C01272 6.00%, 12/01/31	405,044	409,870
Pool C79603 6.00%, 2/01/33	175,670	177,366
Pool 686398 6.00%, 3/01/33	620,191	627,135
Pool 688987 6.00%, 5/01/33	1,109,613	1,122,037
Pool E00560 6.00%, 7/01/13	220,624	224,813
Pool 535939 6.00%, 5/01/16	414,484	422,578
Pool 398938 6.50%, 10/01/27	50,685	52,426
Pool 402255 6.50%, 12/01/27	17,215	17,806
Pool 398162 6.50%, 1/1/28	76,029	78,639
Pool 254007 6.50%, 10/1/31	163,291	168,259
Pool 638023 6.50%, 4/01/32	477,209	492,932
Pool 642345 6.50%, 5/01/32	436,355	449,193
Pool 651292 6.50%, 7/01/32	535,655	551,413
Pool 653729 6.50%, 8/01/32	1,114,539	1,147,328
Pool 329794 7.00%, 2/01/26	157,695	165,124
Pool 487065 7.00%, 3/01/29	20,474	21,455

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$17,600,952

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION – 0.9%
Pool 503405 6.50%, 4/15/29	259,928	269,250
Pool 354765 7.00%, 2/15/24	199,513	209,894
Pool 354827 7.00%, 5/15/24	144,032	152,022
Pool 385623 7.00%, 5/15/24	121,817	128,455
Pool 2077 7.00%, 9/20/25	51,234	53,902
Pool 373335 7.50%, 5/15/22	31,389	33,194
Pool 354677 7.50%, 10/15/23	108,512	115,731
Pool 354713 7.50%, 12/15/23	54,411	58,032
Pool 360869, 7.50%, 5/15/24	38,350	40,593
Pool 361843 7.50%, 10/15/24	103,557	109,615

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$1,170,688

TOTAL MORTGAGE-BACKED SECURITIES (COST $37,178,306)		$35,760,756

(MTB Income Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

34	PORTFOLIOS OF INVESTMENTS

MTB Income Fund (concluded)

Description	Par Value	Market Value

TAXABLE MUNICIPAL – 0.8%
Contra Costa County, CA, Public Financing Authority 5.52%, 8/01/17 (COST $1,000,000)	$1,000,000	$1,016,190

U.S. TREASURY – 8.8%

U.S. TREASURY BONDS – 3.0%
4.75%, 2/15/37	3,880,000	3,890,305

U.S. TREASURY NOTE – 5.8%
4.25%, 9/30/12	1,935,000	1,943,466
4.50%, 4/30/12	135,000	137,088
4.50%, 5/15/17	289,000	290,129
4.63%, 2/15/17	535,000	542,440
4.75%, 5/31/12	1,245,000	1,277,487
4.75%, 8/15/17	2,860,000	2,926,138
4.88%, 6/30/12	615,000	634,219

TOTAL U.S. TREASURY NOTE		$7,750,967

TOTAL U.S. TREASURY (COST $11,485,071)		$11,641,272

Description	Par Value	Market Value

REPURCHASE AGREEMENT – 2.6%
Interest in $3,361,074 repurchase agreement 4.82%, dated 10/31/2007 under which Credit Suisse First Boston LLC. will repurchase a U.S Treasury security with a maturity of 11/15/2021 for $3,361,578 on 11/1/2007. The market value of the underlying security at the end of the period was $3,428,810. (At Cost)	$3,361,074	$3,361,074

TOTAL INVESTMENTS – 100.7% (COST $132,454,958)		$132,555,727

OTHER ASSETS LESS LIABILITIES – (0.7%)		$(927,759)

TOTAL NET ASSETS – 100.0%		$131,627,968

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	35

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund – Conservative Growth

At October 31, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
MTB Short Duration Government Bond Fund	17.8%
MTB U.S. Government Bond Fund	16.8%
MTB International Equity Fund	16.1%
MTB Large Cap Growth Fund	10.9%
MTB Short-Term Corporate Bond Fund	9.9%
MTB Intermediate-Term Bond Fund	9.9%
MTB Large Cap Stock Fund	6.0%
MTB Large Cap Value Fund	6.0%
MTB Prime Money Market Fund	2.0%
MTB Small Cap Stock Fund	1.0%
MTB Mid Cap Growth Fund	1.0%
MTB Mid Cap Stock Fund	1.0%
MTB Small Cap Growth Fund	1.0%
Other Assets and Liabilities — Net[2]	0.6%
TOTAL	100%

(1)	See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

	Number of Shares	Market Value

6MUTUAL FUNDS – 97.4%

EQUITY FUNDS – 43.0%
MTB International Equity, Institutional I Shares*	138,385	$2,100,679
MTB Large Cap Growth Fund, Institutional I Shares*	142,631	1,432,011
MTB Large Cap Stock Fund, Institutional I Shares*	77,413	782,648
MTB Large Cap Value Fund, Institutional I Shares*	57,196	779,578
MTB Mid Cap Growth Fund, Institutional I Shares*	7,840	130,695
MTB Mid Cap Stock Fund, Institutional I Shares*	8,000	130,403
MTB Small Cap Growth Fund, Institutional I Shares*	5,844	130,434
MTB Small Cap Stock Fund, Institutional I Shares*	16,021	131,210

		$5,617,658

FIXED INCOME FUNDS – 54.4%
MTB Intermediate-Term Bond Fund, Institutional I Shares	132,035	1,295,262
MTB Short-Term Corporate Bond Fund, Institutional I Shares	131,901	1,297,904
MTB Short Duration Government Bond Fund, Institutional I Shares	241,342	2,333,775

	Number of Shares or Par Value	Market Value
MTB US Government Bond Fund, Institutional I Shares	236,222	$2,199,231

		$7,126,172

TOTAL MUTUAL FUNDS (COST $12,094,205)		$12,743,830

[1,6]MONEY MARKET FUND – 2.0%
MTB Prime Money Market Fund, 4.89% (COST $259,260)	$259,260	$259,260

TOTAL INVESTMENTS (COST $12,353,465) – 99.4%		$13,003,090

OTHER ASSETS LESS LIABILITIES – 0.6%		$74,865

TOTAL NET ASSETS – 100.0%		$13,077,955

See Notes to Portfolios of Investments

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

36

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund – Moderate Growth

At October 31, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
MTB International Equity Fund	23.2%
MTB Large Cap Stock Fund	16.0%
MTB Large Cap Growth Fund	13.0%
MTB Short Duration Government Bond Fund	9.9%
MTB Intermediate-Term Bond Fund	8.0%
MTB Short-Term Corporate Bond Fund	7.0%
MTB Large Cap Value Fund	7.0%
MTB U.S. Government Bond Fund	6.9%
MTB Prime Money Market Fund	3.0%
MTB Mid Cap Stock Fund	2.0%
MTB Small Cap Stock Fund	2.0%
MTB Small Cap Growth Fund	1.0%
MTB Mid Cap Growth Fund	1.0%
TOTAL	100%

(1)	See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

PORTFOLIO OF INVESTMENTS

	Number of Shares	Market Value

6MUTUAL FUNDS – 97.0%

EQUITY FUNDS – 73.1%
MTB International Equity, Institutional I Shares*	982,498	$14,914,319
MTB Large Cap Growth Fund, Institutional I Shares*	832,597	8,359,269
MTB Large Cap Stock Fund, Institutional I Shares*	1,019,649	10,308,653
MTB Large Cap Value Fund, Institutional I Shares*	329,586	4,492,263
MTB Mid Cap Growth Fund, Institutional I Shares*	38,720	645,465
MTB Mid Cap Stock Fund, Institutional I Shares*	79,033	1,288,243
MTB Small Cap Growth Fund, Institutional I Shares*	28,855	644,053
MTB Small Cap Stock Fund, Institutional I Shares*	158,250	1,296,067

		$41,948,332

FIXED INCOME FUNDS – 31.8%
MTB Short-Term Corporate Bond Fund, Institutional I Shares	456,068	4,487,707
MTB Intermediate-Term Bond Fund, Institutional I Shares	521,750	5,118,368
MTB Short Duration Government Bond Fund, Institutional I Shares	662,283	6,404,280

	Number of Shares or Par Value	Market Value
MTB US Government Bond Fund, Institutional I Shares	480,456	$4,473,050

		$20,483,405

TOTAL MUTUAL FUNDS (COST $55,533,282)		$62,431,737

[1,6]MONEY MARKET FUND – 3.0%
MTB Prime Money Market Fund, 4.89% (COST $1,928,194)	$1,928,194	$1,928,194

TOTAL INVESTMENTS (COST $57,461,476) – 100.0%		$64,359,931

OTHER ASSETS LESS LIABILITIES – 0.0%		$1,964

TOTAL NET ASSETS – 100.0%		$64,361,895

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

37

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund – Aggressive Growth

At October 31, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
MTB International Equity Fund	31.2%
MTB Large Cap Growth Fund	24.0%
MTB Large Cap Stock Fund	19.0%
MTB Large Cap Value Fund	14.0%
MTB Mid Cap Stock Fund	3.0%
MTB Small Cap Stock Fund	3.0%
MTB Small Cap Growth Fund	2.0%
MTB Mid Cap Growth Fund	1.0%
MTB Short-Term Corporate Bond Fund	1.0%
MTB U.S. Government Bond Fund	1.0%
MTB Prime Money Market Fund	1.0%
Other Assets and Liabilities — Net[2]	(0.2)%
TOTAL	100%

(1)	See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

	Number of Shares	Market Value

6MUTUAL FUNDS – 99.2%

EQUITY FUNDS – 97.2%
MTB International Equity, Institutional I Shares*	717,197	$10,887,050
MTB Large Cap Growth Fund, Institutional I Shares*	832,521	8,358,511
MTB Large Cap Stock Fund, Institutional I Shares*	655,799	6,630,124
MTB Large Cap Value Fund, Institutional I Shares*	357,059	4,866,720
MTB Mid Cap Growth Fund, Institutional I Shares*	20,973	349,615
MTB Mid Cap Stock Fund, Institutional I Shares*	64,210	1,046,622
MTB Small Cap Growth Fund, Institutional I Shares*	31,259	697,704
MTB Small Cap Stock Fund, Institutional I Shares*	128,563	1,052,931

		$33,889,277

FIXED INCOME FUNDS – 2.0%
MTB Short-Term Corporate Bond Fund, Institutional I Shares	35,284	347,192

	Number of Shares or Par Value	Market Value

MTB US Government Bond Fund, Institutional I Shares	37,170	$346,057

		$693,249

TOTAL MUTUAL FUNDS (COST $28,933,346)		$34,582,529

[1,6]MONEY MARKET FUND – 1.0%
MTB Prime Money Market Fund, 4.89% (COST $353,589)	$353,589	$353,589

TOTAL INVESTMENTS (COST $29,286,935) – 100.2%		$34,936,115

OTHER ASSETS LESS LIABILITIES – (0.2%)		$(77,324)

TOTAL NET ASSETS – 100.0%		$34,858,791

See Notes to Portfolios of Investments

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

38

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Balanced Fund

At October 31, 2007, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Common Stock	63.5%
Corporate Bonds	11.7%
Mortgage Backed Securities	11.6%
U.S. Treasury	5.7%
Collateralized Mortgage Obligations	4.1%
Cash Equivalents[1]	3.3%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100%

At October 31, 2007, the Fund’s sector classification3 for its equity holdings was as follows:

STOCKS	Percentage of Equity Holdings
Oil & Gas	7.3%
Retail	5.9%
Commercial Banks	5.7%
Pharmaceuticals	5.1%
Diversified Financial Services	3.9%
Chemicals	3.8%
Software	3.7%
Food Products	3.9%
Computer	3.6%
Communications Equipment	3.4%
Insurance	3.4%
Semiconductor Equipment & Products	3.4%
Health Care Equipment & Supplies	3.2%
Investment Companies	2.8%
Miscellaneous Manufacturing	2.9%
Specialty Retail	2.6%
Beverages	2.1%
Household Products	1.9%
Commercial Services & Supplies	2.0%
Cosmetics & Toiletries	1.9%
Internet	1.8%
Container & Packaging	1.4%
IT Services	1.2%
Machinery Diversified	1.3%
Biotechnology	1.1%
Transportation	1.1%
Agriculture	1.1%
Machinery	1.1%
Engineering & Construction	1.0%
Electronic Equipment & Instruments	1.0%
Oil & Gas Services	0.9%

(MTB Balanced Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

39

MTB Balanced Fund (continued)

STOCKS	Percentage of Equity Holdings
Health Care Products	0.8%
Health Care Providers & Services	0.8%
Oil, Gas & Consumable Fuels	0.8%
Apparel	0.7%
Aerospace & Defense	0.7%
Electric Utilities	0.7%
Forest Products & Paper	0.7%
Real Estate Investment Trusts	0.7%
Health Care Services	0.6%
Machinery – Construction & Mining	0.6%
Multi-Utilities	0.6%
Building Materials	0.6%
Water Utilities	0.6%
Diversified Telecommunication Services	0.5%
Independent Power Products & Energy	0.5%
Hand/Machine Tools	0.5%
Metals & Mining	0.5%
Tobacco	0.5%
Computers & Peripherals	0.4%
Coal	0.4%
Iron/Steel	0.4%
Leisure, Equipment & Products	0.4%
Leisure Time	0.4%
Media	0.4%
Thrifts & Mortgage Finance	0.4%
Catalog & Mail-Order Houses	0.3%
TOTAL	100%

(1)	Cash Equivalents include investments in mutual funds and any investments in overnight repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Sector classifications are based upon, and individual portfolio securities are assigned to the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned an index classification by the Fund’s advisor.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

COMMON STOCKS – 63.5%

AEROSPACE & DEFENSE – 0.4%
Boeing Co.	500	$49,295
United Technologies Corp.	1,100	84,249

		$133,544

AGRICULTURE – 0.7%
Altria Group, Inc.	2,800	204,204

APPAREL – 0.5%
Coach, Inc.*	1,300	47,528
Jones Apparel Group, Inc.	4,700	98,418

		$145,946

Description	Number of Shares	Market Value

BEVERAGES – 1.3%
Coca-Cola Co.	1,800	$111,168
PepsiCo, Inc.	4,000	294,880

		$406,048

BIOTECHNOLOGY – 0.7%
Amgen, Inc.*	2,500	145,275
Genentech, Inc.*	900	66,717

		$211,992

BUILDING MATERIALS – 0.4%
Masco Corp.	4,500	108,360

CATALOG & MAIL-ORDER HOUSES – 0.2%
eBay, Inc.*	1,700	61,370

(MTB Balanced Fund continued next page)

40	PORTFOLIOS OF INVESTMENTS

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

MTB Balanced Fund (continued)

Description	Number of Shares	Market Value

CHEMICALS – 2.4%
Ashland, Inc.	2,500	$146,800
Cabot Corp.	2,200	77,022
Chemtura Corp.	4,800	44,736
PPG Industries, Inc.	1,300	97,162
Rohm & Haas Corp.	3,500	181,580
RPM International, Inc.	4,400	94,292
Valspar Corp.	3,500	87,605

		$729,197

COAL – 0.3%
Peabody Energy Corp.	1,500	83,625

COMMERCIAL BANKS – 3.6%
Colonial BancGroup, Inc.	4,400	84,392
Cullen Frost Bkrs, Inc.	1,600	85,088
First Horizon National Corp.	2,200	57,376
Marshall & Ilsley Corp.	3,800	162,260
Northern Trust Corp.	2,000	150,420
South Financial Group, Inc.	4,200	86,772
SunTrust Banks, Inc.	2,000	145,200
TCF Financial Corp.	2,600	59,202
Wachovia Corp.	1,500	68,595
Wilmington Trust Corp.	3,400	123,658
Zions Bancorp	1,200	70,932

		$1,093,895

COMMERCIAL SERVICES & SUPPLIES – 1.2%
Avery-Dennison Corp.	1,500	86,850
Donnelley (R.R.) & Sons	2,900	116,841
Waste Management, Inc.	4,800	174,672

		$378,363

COMMUNICATIONS EQUIPMENT – 2.2%
Cisco Systems, Inc.*	11,000	363,660
Corning, Inc.*	4,500	109,215
Harris Corp.	800	48,448
Qualcomm, Inc.	3,500	149,555

		$670,878

COMPUTERS – 2.3%
Apple, Inc.*	600	113,970
Dell, Inc.*	3,300	100,980
EMC Corp. (Mass)*	3,800	96,482
Hewlett-Packard Co.	900	46,512
IBM Corp.	2,000	232,240
Network Appliance, Inc.*	3,600	113,364

		$703,548

Description	Number of Shares	Market Value

COMPUTERS & PERIPHERALS – 0.3%
Diebold, Inc.	2,000	$83,680

CONTAINERS & PACKAGING – 0.9%
Bemis Co.	3,300	92,928
Packaging Corp. of America	2,900	92,336
Sonoco Products	2,800	86,576

		$271,840

COSMETICS & TOILETRIES – 1.2%
Colgate-Palmolive Co.	600	45,762
Procter & Gamble Co.	4,600	319,792

		$365,554

DIVERSIFIED FINANCIAL SERVICES – 2.5%
American Express Co.	1,400	85,330
Block H&R, Inc.	4,100	89,380
CIT Group, Inc.	3,100	109,244
Citigroup, Inc.	3,900	163,410
Federated Investors, Inc.	2,200	94,600
InterContinentalExchange, Inc.*	700	124,740
Morgan Stanley	1,400	94,164

		$760,868

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.3%
Citizens Communications	7,100	93,436

ELECTRIC UTILITIES – 0.5%
Pepco Holdings, Inc.	3,100	88,319
TECO Energy	3,400	57,222

		$145,541

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.6%
Molex, Inc.	3,600	102,816
Thermo Fisher Scientific, Inc.*	1,400	82,334

		$185,150

ENGINEERING & CONSTRUCTION – 0.6%
Foster Wheeler Ltd.*	800	118,600
McDermott Intl, Inc.*	1,200	73,272

		$191,872

FOOD PRODUCTS – 2.4%
Campbell Soup Co.	2,800	103,544
ConAgra, Inc.	3,500	83,055
Hershey Co.	4,900	211,239
Kraft Foods, Inc.	7,700	257,257
McCormick & Co., Inc.	2,600	91,078

		$746,173

(MTB Balanced Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	41

MTB Balanced Fund (continued)

Description	Number of Shares	Market Value

FOREST PRODUCTS & PAPER – 0.5%
International Paper Co.	3,900	$144,144

HAND/MACHINE TOOLS – 0.3%
Black & Decker Corp.	1,100	98,901

HEALTH CARE EQUIPMENT & SUPPLIES – 2.0%
Johnson & Johnson	7,100	462,707
Zimmer Holdings, Inc.*	2,100	145,929

		$608,636

HEALTH CARE-PRODUCTS – 0.5%
Hologic, Inc.*	1,196	81,244
Sirona Dental Systems, Inc.*	2,300	77,372

		$158,616

HEALTH CARE PROVIDERS & SERVICES – 0.5%
UnitedHealth Group, Inc.	3,300	162,195

HEALTH CARE-SERVICES – 0.4%
Psychiatric Solutions Inc.*	2,800	110,880

HOUSEHOLD PRODUCTS – 1.2%
Clorox Co.	3,500	218,995
KB HOME	2,200	60,808
Kimberly Clark	1,300	92,157

		$371,960

INDEPENDENT POWER PRODUCERS & ENERGY – 0.3%
AES Corp.*	4,700	100,627

INSURANCE – 2.1%
Ambac Financial Group, Inc.	1,600	58,928
American International Group, Inc.	3,500	220,920
Lincoln National Corp.	1,500	93,555
MBIA, Inc.	1,800	77,472
Mercury General Corp.	2,000	102,620
Protective Life Corp.	2,300	98,601

		$652,096

INTERNET – 1.1%
Google Inc.*	400	282,800
Yahoo, Inc.*	1,800	55,980

		$338,780

INVESTMENT COMPANIES – 1.8%
Northeast Investors Trust	69,348	533,983

IRON/STEEL – 0.2%
Companhia Vale Do Rio Doce	2,000	75,360

IT SERVICES – 0.8%
Automatic Data Processing	3,100	153,636
Paychex, Inc.	2,100	87,738

		$241,374

Description	Number of Shares	Market Value

LEISURE EQUIPMENT & PRODUCTS – 0.3%
Polaris Industries, Inc.	1,700	$83,606

LEISURE TIME – 0.2%
Brunswick Corp.	3,400	75,854

MACHINERY – 0.7%
Pentair, Inc.	3,400	120,326
Timken Co.	2,700	89,802

		$210,128

MACHINERY-CONSTRUCTION & MINING – 0.4%
Joy Global, Inc.	1,900	110,314

MACHINERY-DIVERSIFIED – 0.8%
Cummins, Inc.	300	35,988
Graco, Inc.	2,300	90,528
Rockwell Automation, Inc.	1,700	117,096

		$243,612

MEDIA – 0.2%
Cinemark Holdings, Inc.*	4,400	75,724

METALS & MINING – 0.3%
Alcoa, Inc.	2,300	91,057

MISCELLANEOUS MANUFACTURING – 1.8%
3M Co.	700	60,452
General Electric Co.	12,100	498,036

		$558,488

MULTI-UTILITIES – 0.4%
NiSource, Inc.	3,300	67,485
SCANA Corp.	1,300	52,767

		$120,252

OIL & GAS – 4.7%
Chevron Corp.	1,200	109,812
ConocoPhillips	2,200	186,912
Devon Energy Corp.	1,300	121,420
ENSCO International, Inc.	1,300	72,137
Exxon Mobil Corp.	7,200	662,329
Marathon Oil Corp.	1,000	59,130
Southwestern Energy Co.*	1,700	87,941
Sunoco, Inc.	1,000	73,600
XTO Energy, Inc.	450	29,871

		$1,403,152

OIL & GAS SERVICES – 0.6%
Schlumberger Ltd.	1,100	106,227
Weatherford International Ltd.*	1,100	71,401

		$177,628

(MTB Balanced Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

42	PORTFOLIOS OF INVESTMENTS

MTB Balanced Fund (continued)

Description	Number of Shares	Market Value

OIL, GAS & CONSUMABLE FUELS – 0.5%
Occidental Petroleum Corp.	2,300	$158,815
PHARMACEUTICALS – 3.2%
Abbott Laboratories	900	49,158
Bristol-Myers Squibb Co.	5,700	170,943
Eli Lilly & Co.	2,500	135,375
Express Scripts, Inc.*	1,400	88,340
Gilead Sciences, Inc.*	1,400	64,666
Pfizer, Inc.	8,300	204,263
Sanofi Aventis ADR	2,100	92,421
Wyeth	3,700	179,931

		$985,097

REAL ESTATE INVESTMENT TRUSTS – 0.5%
Annaly Mortgage	8,200	140,138

RETAIL – 3.8%
Abercrombie & Fitch Co.	1,000	79,200
Home Depot, Inc.	7,600	239,476
Kohl’s Corp.*	1,800	98,946
Lowe’s Cos., Inc.	3,800	102,182
Macy’s, Inc.	3,700	118,511
Penney (J.C.) Co., Inc.	1,300	73,112
Target Corp.	1,500	92,040
Wal-Mart Stores, Inc.	7,600	343,596

		$1,147,063

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.1%
Advanced Micro Devices, Inc.*	3,300	43,164
Analog Devices, Inc.	1,300	43,498
Broadcom Corp.*	2,000	65,100
Intel Corp.	3,800	102,220
Maxim Integrated Products, Inc.	6,200	168,020
Taiwan Semiconductor ADR	15,782	168,078
Texas Instruments, Inc.	2,100	68,460

		$658,540

SOFTWARE – 2.4%
Allscripts Healthcare Solutions, Inc.*	4,800	132,960
Cerner Corp.*	1,600	95,296
Citrix Systems, Inc.*	1,600	68,784
Microsoft Corp.	6,500	239,265
Oracle Corp.*	5,000	110,850

Description	Number of Shares or Par Value	Market Value

THQ, Inc.*	2,900	$78,561

		$725,716

SPECIALTY RETAIL – 1.6%
Foot Locker, Inc.	7,800	116,142
Gap, Inc.	7,300	137,970
Limited Brands, Inc.	5,100	112,251
Officemax, Inc.	4,100	129,765

		$496,128

THRIFTS & MORTGAGE FINANCE – 0.3%
Astoria Financial Corp.	3,100	80,569

TOBACCO – 0.4%
UST, Inc.	2,000	106,640

TRANSPORTATION – 0.7%
United Parcel Service, Inc.	2,700	202,770

WATER UTILITIES – 0.4%
Aqua America, Inc.	4,800	111,648

TOTAL COMMON STOCKS (COST $17,563,666)		$19,335,575

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.1%

FEDERAL HOME LOAN MORTGAGE CORP. – 0.6%
(Series 2617), Class GW, 3.50%, 6/15/16	$183,941	181,684

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 1.5%
(Series 1998-23), Class C, 9.75%, 9/25/18	6,398	6,933
(Series 2007-35), Class DH, 5.00%, 9/25/33	457,200	453,863

		$460,796

WHOLE LOAN – 2.0%
Banc of America Mortgage Securities, Inc. (Series 2003-2), Class 2A1, 3.549%, 2/25/34	277,251	270,467
Indymac INDA Mortgage Loan Trust (Series 2005-AR1), Class 2A1, 5.095%, 11/25/35	112,771	112,103
Morgan Stanley Mortgage Loan Trust (Series 2004-1), Class 1A8, 4.750%, 11/25/18	234,880	230,302

		$612,872

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,278,420)		$1,255,352

CORPORATE BONDS – 11.7%

AGRICULTURE – 0.7%
Archer-Daniels-Midland Co., 5.935%, 10/01/32	200,000	200,680

(MTB Balanced Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	43

MTB Balanced Fund (concluded)

Description	Par Value	Market Value

AUTOMOBILE MANUFACTURERS – 0.7%
DaimlerChrysler North America Holding Corp., 5.750%, 9/08/11	$200,000	$203,558

BANKS – 1.1%
SunTrust Capital III FRN, 6.344%, 3/15/28	152,000	144,336
US Bank, 5.920%, 5/25/12	191,813	198,394

		$342,730

COMMERCIAL SERVICES – 0.8%
Iron Mountain, Inc., 6.625%, 1/01/16	250,000	238,750

DIVERSIFIED FINANCIAL SERVICES – 1.8%
BankBoston Capital Trust III, 6.444%, 6/15/27	170,000	161,856
Citigroup, Inc., 6.000%, 8/15/17	200,000	204,573
GMAC LLC, 6.808%, 5/15/09	200,000	195,053

		$561,482

FOOD – 0.9%
Sysco Corp., 5.375%, 9/21/35	300,000	276,818

MEDIA – 0.7%
[2,3]Cox Enterprises, Inc., 7.875%, 9/15/10	200,000	213,824

MULTI-UTILITIES – 0.7%
CenterPoint Energy, Inc., 6.850%, 6/01/15	200,000	210,951

OIL & GAS FIELD SERVICES – 1.6%
Chesapeake Energy Corp., 6.875%, 1/15/16	200,000	199,750
Enterprise Products Operating LP, 7.034%, 1/15/68	100,000	92,340
Pioneer Natural Resources, Inc., 6.875%, 5/01/18	200,000	189,858

		$481,948

TELECOMMUNICATIONS – 0.6%
Sprint Nextel Corp., 5.598%, 6/28/10	200,000	199,218

UTILITIES – 0.4%
Pacific Gas & Electric Co., 6.050%, 3/01/34	125,000	125,201

WIRELESS TELECOMMUNICATION SERVICES – 1.7%
American Tower Systems Corp., 7.125%, 10/15/12	500,000	517,500

TOTAL CORPORATE BONDS (COST $3,618,620)		$3,572,660

MORTGAGE-BACKED SECURITIES – 11.6%

COMMERCIAL – 0.7%
GS Mortgage Securities Corp., II (Series 2007-GG10), Class A2, 5.778%, 8/10/45	200,000	205,961

Description	Par Value	Market Value

FEDERAL HOME LOAN MORTGAGE CORPORATION – 5.9%
Pool A19412, 5.00%, 3/01/34	$427,033	$411,273
Pool A46082, 5.00%, 7/01/35	399,041	384,189
Pool A15865, 5.50%, 11/01/33	310,963	307,164
Pool A26407, 6.00%, 9/01/34	672,345	678,837
Pool E46188, 6.50%, 4/01/08	11,990	12,029
Pool C00478, 8.50%, 9/01/26	5,503	5,909

		$1,799,401

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 4.1%
Pool 8245, 8.00%, 12/01/08	3,218	3,229
Pool 797152, 5.00%, 11/01/19	574,472	567,219
Pool 533246, 7.50%, 4/01/30	50,722	53,238
Pool 868574, 5.50%, 4/01/36	630,892	622,592

		$1,246,278

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION – 0.9%
Pool 354677, 7.50%, 10/15/23	68,223	72,762
Pool 354765, 7.00%, 2/15/24	113,856	119,780
Pool 354827, 7.00%, 5/15/24	86,419	91,213

		$283,755

TOTAL MORTGAGE-BACKED SECURITIES (COST $3,553,822)		$3,535,395

U.S. TREASURY – 5.7%

U.S. TREASURY NOTES – 5.7%
4.00%, 2/15/14	40,000	39,519
4.25%, 9/30/12	300,000	301,312
4.50%, 11/15/15	100,000	100,922
4.50%, 2/15/16	300,000	302,672
4.50%, 5/15/17	200,000	200,781
4.50%, 2/15/36	633,000	609,856
4.875%, 6/30/12	170,000	175,313

TOTAL U.S. TREASURY (COST $1,687,653)		$1,730,375

MUTUAL FUNDS – 3.3%
Dreyfus Cash Management Fund, Institutional Shares, 5.06%	1	1
[1,6]MTB Prime Money Market Fund, Institutional Shares, 4.89%	1,004,211	1,004,211

TOTAL MUTUAL FUNDS (COST $1,004,212)		$1,004,212

TOTAL INVESTMENTS (COST $28,706,393) – 99.9%		$30,433,569

OTHER ASSETS LESS LIABILITIES – 0.1%		$32,829

TOTAL NET ASSETS – 100.0%		$30,466,398

See Notes to Portfolios of Investments

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

44	PORTFOLIOS OF INVESTMENTS

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Equity Income Fund

At October 31, 2007, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Commercial Banks	10.8%
Chemicals	8.1%
Food Products	6.6%
Pharmaceuticals	5.8%
Specialty Retail	5.3%
Commercial Services & Supplies	4.2%
Semiconductor Equipment & Products	4.1%
Retail	3.6%
Household Products	3.4%
Insurance	3.2%
Containers & Packaging	3.0%
Diversified Financial Services	2.9%
IT Services	2.6%
Oil & Gas	2.6%
Machinery	2.3%
Miscellaneous Manufacturing	2.3%
Health Care Equipment & Supplies	2.0%
Oil, Gas & Consumable Fuels	1.8%
Paper & Forest Products	1.5%
Real Estate Investment Trusts	1.4%
Transportation	1.4%
Multi-Utilities	1.3%
Water Utilities	1.3%
Building Materials	1.2%
Apparel	1.1%
Electronic Equipment & Instruments	1.1%
Hand/Machine Tools	1.1%
Diversified Telecommunication Services	1.0%
Electric Utilities	1.0%
Leisure Equipment & Products	1.0%
Machinery – Diversified	1.0%
Tobacco	1.0%
Beverages	0.9%
Computers & Peripherals	0.9%
Diversified Consumer Services	0.9%
Leisure Time	0.9%
Media	0.9%
Metals & Mining	0.9%
Thrifts & Mortgage Finance	0.9%
Electric	0.7%
Household Durables	0.7%
Other Assets and Liabilities[2]	1.3%
TOTAL	100%

(1)	Except for Cash Equivalents, sector classifications are based upon and individual portfolio securities are assigned to the classification of the Standard & Poor’s Global Industry Classification (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.
(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(MTB Equity Income Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

45

MTB Equity Income Fund (continued)

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

COMMON STOCKS – 98.7%

APPAREL – 1.1%
Jones Apparel Group, Inc.	23,500	$492,090

BEVERAGES – 0.9%
PepsiCo, Inc.	5,800	427,576

BUILDING MATERIALS – 1.2%
Masco Corp.	23,800	573,104

CHEMICALS – 8.1%
Ashland, Inc.	13,200	775,104
Cabot Corp.	10,800	378,108
Chemtura Corp.	25,650	239,058
PPG Industries, Inc.	6,800	508,232
Rohm & Haas Corp.	17,400	902,712
RPM International, Inc.	21,800	467,174
Valspar Corp.	18,300	458,049

		$3,728,437

COMMERCIAL BANKS – 10.8%
Colonial BancGroup, Inc.	25,900	496,762
Cullen Frost Bkrs, Inc.	8,700	462,666
First Horizon National Corp.	12,100	315,568
Marshall & Ilsley Corp.	20,400	871,080
Northern Trust Corp.	9,100	684,411
South Financial Group, Inc.	19,556	404,027
SunTrust Banks, Inc.	10,300	747,780
TCF Financial Corp.	14,300	325,611
Wilmington Trust Corp.	18,400	669,208

		$4,977,113

COMMERCIAL SERVICES & SUPPLIES – 4.2%
Avery-Dennison Corp.	7,900	457,410
Donnelley (R.R.) & Sons	15,600	628,524
Waste Management, Inc.	23,400	851,526

		$1,937,460

COMPUTERS & PERIPHERALS – 0.9%
Diebold, Inc.	10,400	435,136

CONTAINERS & PACKAGING – 3.0%
Bemis Co.	17,300	487,168
Packaging Corp. of America	13,100	417,104
Sonoco Products	15,600	482,352

		$1,386,624

Description	Number of Shares	Market Value

DIVERSIFIED CONSUMER SERVICES – 0.9%
Block H&R, Inc.	19,400	$422,920
DIVERSIFIED FINANCIAL SERVICES – 2.9%
Citigroup, Inc.	20,800	871,520
Federated Investors, Inc.	10,900	468,700

		$1,340,220

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.0%
Citizens Communications	35,500	467,180

ELECTRIC – 0.7%
TECO Energy	18,600	313,038

ELECTRIC UTILITIES – 1.0%
Pepco Holdings, Inc.	16,800	478,632

ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.1%
Molex, Inc.	17,500	499,800

FOOD PRODUCTS – 6.6%
Campbell Soup Co.	11,400	421,572
ConAgra, Inc.	17,300	410,529
Hershey Co.	19,500	840,645
Kraft Foods, Inc.	27,300	912,093
McCormick & Co., Inc.	13,400	469,402

		$3,054,241

FOREST PRODUCTS & PAPER – 1.5%
International Paper Co.	18,400	680,064

HAND/MACHINE TOOLS – 1.1%
Black & Decker	5,500	494,505

HEALTH CARE EQUIPMENT & SUPPLIES – 2.0%
Johnson & Johnson	14,300	931,931

HOUSEHOLD DURABLES – 0.7%
KB HOME	12,000	331,680

HOUSEHOLD PRODUCTS – 3.4%
Clorox Co.	17,200	1,076,204
Kimberly Clark	7,100	503,319

		$1,579,523

INSURANCE – 3.2%
MBIA, Inc.	9,300	400,272
Mercury General Corp.	11,100	569,541
Protective Life Corp.	12,300	527,301

		$1,497,114

(MTB Equity Income Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

46	PORTFOLIOS OF INVESTMENTS

MTB Equity Income Fund (concluded)

Description	Number of Shares	Market Value

IT SERVICES – 2.6%
Automatic Data Processing	14,800	$733,488
Paychex, Inc.	11,000	459,580

		$1,193,068

LEISURE EQUIPMENT & PRODUCTS – 1.0%
Polaris Industries, Inc.	9,200	452,456

LEISURE TIME – 0.9%
Brunswick Corp.	19,100	426,121

MACHINERY – 2.3%
Pentair, Inc.	17,800	629,942
Timken Co.	13,700	455,662

		$1,085,604

MACHINERY-DIVERSIFIED – 1.0%
Graco, Inc.	12,300	484,128

MEDIA – 0.9%
Cinemark Holdings, Inc.*	23,700	407,877

METALS & MINING – 0.9%
Alcoa, Inc.	10,800	427,572

MISCELLANEOUS MANUFACTURING – 2.3%
General Electric Co.	25,300	1,041,348

MULTI-UTILITIES – 1.3%
NiSource, Inc.	16,600	339,470
SCANA Corp.	7,000	284,130

		$623,600

OIL & GAS – 2.6%
ConocoPhillips	5,700	484,272
Marathon Oil Corp.	5,600	331,128
Sunoco, Inc.	5,000	368,000

		$1,183,400

OIL, GAS & CONSUMABLE FUELS – 1.8%
Occidental Petroleum Corp.	12,000	828,600

PHARMACEUTICALS – 5.8%
Bristol-Myers Squibb Co.	28,200	845,718
Eli Lilly& Co.	9,000	487,350
Pfizer, Inc.	15,800	388,838
Sanofi Aventis ADR	10,600	466,506
Wyeth	10,600	515,478

		$2,703,890

Description	Number of Shares	Market Value

REAL ESTATE INVESTMENT TRUSTS – 1.4%
Annaly Mortgage	38,800	$663,092

RETAIL – 3.6%
Home Depot, Inc.	22,000	693,220
Wal-Mart Stores, Inc.	21,100	953,931

		$1,647,151

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.1%
Analog Devices, Inc.	7,000	234,220
Maxim Integrated Products, Inc.	32,600	883,460
Taiwan Semiconductor ADR	73,342	781,092

		$1,898,772

SPECIALTY RETAIL – 5.3%
Foot Locker, Inc.	37,100	552,419
Gap, Inc.	37,300	704,970
Limited Brands, Inc.	23,500	517,235
Officemax, Inc.	20,800	658,320

		$2,432,944

THRIFTS & MORTGAGE FINANCE – 0.9%
Astoria Financial Corp.	16,200	421,038

TOBACCO – 1.0%
UST, Inc.	8,500	453,220

TRANSPORTATION – 1.4%
United Parcel Service, Inc.	8,700	653,370

WATER UTILITIES – 1.3%
Aqua America, Inc.	25,000	581,500

TOTAL INVESTMENTS (COST $46,128,271) – 98.7%		$45,657,139

OTHER ASSETS LESS LIABILITIES – 1.3%		$594,750

TOTAL NET ASSETS – 100.0%		$46,251,889

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	47

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Value Fund

At October 31, 2007, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Oil & Gas	12.3%
Insurance	11.8%
Media	9.1%
Diversified Financial Services	7.1%
Software	6.8%
Diversified Telecommunication Services	5.0%
Cash Equivalents[2]	4.9%
Aerospace & Defense	4.5%
Metals & Mining	4.4%
Thrifts & Mortgage Finance	4.1%
Commercial Banks	3.9%
Miscellaneous Manufacturing	3.4%
Communications Equipment	3.2%
Tobacco	2.8%
Transportation	2.5%
Household Products	2.1%
Commercial Services & Supplies	2.0%
Pharmaceuticals	2.0%
Biotechnology	1.6%
Paper & Forest Products	1.4%
Food Products	1.3%
Health Care Providers & Services	1.1%
Iron/Steel	1.0%
Internet & Catalog Retail	0.9%
Electronic Equipment & Instruments	0.8%
TOTAL	100%

(1)	Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2)	Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

COMMON STOCKS – 95.1%

AEROSPACE & DEFENSE – 4.5%
Lockheed Martin Corp.	37,405	$4,116,046
Raytheon Co.	62,000	3,943,820

		$8,059,866

Description	Number of Shares	Market Value

BIOTECHNOLOGY – 1.6%
Amgen, Inc.*	50,000	$2,905,500

COMMERCIAL BANKS – 3.9%
Wachovia Corp.	57,100	2,611,183
Wells Fargo & Co.	127,200	4,326,072

		$6,937,255

(MTB Large Cap Value Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

48

MTB Large Cap Value Fund (concluded)

Description	Number of Shares	Market Value

COMMERCIAL SERVICES & SUPPLIES – 2.0%
Pitney Bowes, Inc.	89,700	$3,591,588

COMMUNICATIONS EQUIPMENT – 3.2%
Motorola, Inc.	300,900	5,653,911

DIVERSIFIED FINANCIAL SERVICES – 7.1%
Citigroup, Inc.	140,200	5,874,380
Countrywide Financial Corp.	171,800	2,666,336
J.P. Morgan Chase & Co.	87,900	4,131,300

		$12,672,016

DIVERSIFIED TELECOMMUNICATION SERVICES – 5.0%
AT&T, Inc.	105,100	4,392,129
Sprint Nextel Corp.	131,000	2,240,100
Verizon Communications, Inc.	45,100	2,077,757

		$8,709,986

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.8%
Agilent Technologies, Inc.*	38,040	1,401,774

FOOD PRODUCTS – 1.3%
Kraft Foods, Inc. Class A	47,403	1,583,734
Tyson Foods, Inc. Class A	42,300	668,340

		$2,252,074

FOREST PRODUCTS & PAPER – 1.4%
International Paper Co.	67,500	2,494,800

HEALTH CARE PROVIDERS & SERVICES – 1.1%
Aetna, Inc.	34,900	1,960,333

HOUSEHOLD PRODUCTS – 2.1%
Kimberly Clark	53,400	3,785,526

INSURANCE – 11.8%
AON Corp.	86,100	3,902,052
Genworth Financial, Inc.	124,300	3,393,390
Hartford Financial Services Group, Inc.	79,900	7,752,696
Loews Corp.	103,500	5,080,815
Radian Group, Inc.	51,700	650,903

		$20,779,856

INTERNET & CATALOG RETAIL – 0.9%
Liberty Media Interactive*	71,700	1,522,191

IRON/STEEL – 1.0%
United States Steel Corp.	17,100	1,845,090

Description	Number of Shares or Par Value	Market Value

MEDIA – 9.1%
CBS Corp. CL-B	86,000	$2,468,200
Clear Channel Communications, Inc.	85,000	3,210,450
Comcast Corp., Class A*	116,250	2,426,138
Viacom, Inc., Class B*	190,900	7,882,261

		$15,987,049

METALS & MINING – 4.4%
Barrick Gold Corp.	175,500	7,744,815

MISCELLANEOUS MANUFACTURING – 3.4%
Illinois Tool Works, Inc.	37,000	2,118,620
Ingersoll-Rand Co.	76,400	3,846,740

		$5,965,360

OIL & GAS – 12.3%
Apache Corp.	74,000	7,681,940
ConocoPhillips	34,260	2,910,730
Hess Corp.	32,000	2,291,520
Noble Energy, Inc.	116,000	8,878,640

		$21,762,830

PHARMACEUTICALS – 2.0%
Sanofi Aventis ADR	82,400	3,626,424

SOFTWARE – 6.8%
CA, Inc.	286,900	7,588,505
Microsoft Corp.	123,700	4,553,397

		$12,141,902

THRIFTS & MORTGAGE FINANCE – 4.1%
Federal National Mortgage Association	128,800	7,346,752

TOBACCO – 2.8%
Altria Group, Inc.	68,500	4,995,705

TRANSPORTATION RAIL – 2.5%
Union Pacific Corp.	35,300	4,519,812

TOTAL COMMON STOCKS (COST $140,357,835)		$168,662,415

MONEY MARKET FUND – 4.9%
[1,6]MTB Prime Money Market Fund, Institutional Shares, 4.89% (COST $8,634,931)	$8,634,931	$8,634,931

TOTAL INVESTMENTS (COST $148,992,766) – 100.0%		$177,297,346

OTHER ASSETS LESS LIABILITIES – 0.0%		$20,556

TOTAL NET ASSETS – 100.0%		$177,317,902

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	49

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Equity Index Fund

At October 31, 2007, the Fund’s sector classification1 was as follows:

STOCKS	Percentage of Total Net Assets
Diversified Financial Services	9.1%
Oil & Gas	7.3%
Pharmaceuticals	5.2%
Computers	4.5%
Insurance	4.4%
Diversified Telecommunication Services	3.9%
Software	3.8%
Commercial Banks	3.5%
Health Care Equipment & Supplies	3.0%
Semiconductor Equipment & Products	2.6%
Media	2.5%
Communications Equipment	2.3%
Aerospace & Defense	2.3%
Beverages	2.3%
Retail	2.3%
Oil, Gas & Consumable Fuels	2.0%
Health Care Providers & Services	2.0%
Chemicals	1.8%
Hotels, Restaurants & Leisure	1.5%
Food Products	1.4%
Food & Staples Retailing	1.3%
Energy Equipment & Services	1.3%
Tobacco	1.3%
Real Estate Investment Trust	1.2%
Metals & Mining	1.1%
Multi-Utilities	1.0%
Oil & Gas Services	1.0%
Biotechnology	0.9%
Internet Software & Services	0.9%
Transportation	0.9%
Household Products	0.8%
Specialty Retail	0.8%
Machinery – Diversified	0.8%
Thrifts & Mortgage Finance	0.8%
IT Services	0.6%
Road & Rail	0.6%
Commercial Services & Supplies	0.5%
Consumer Finance	0.4%
Apparel	0.4%
Iron & Steel	0.2%
Computers & Peripherals	0.2%
Air Freight & Logistics	0.2%
Telecommunication	0.2%
Gas Utilities	0.1%
Multi-Line Retail	0.1%
Financial	0.1%

(MTB Equity Index Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

50

MTB Equity Index Fund (continued)

STOCKS	Percentage of Total Net Assets
Miscellaneous Manufacturing	4.7%
Electrical Utilities	2.0%
Cosmetics & Toiletries	1.9%
Internet	1.8%
Electronic Equipment & Instruments	1.3%
Automobiles Manufacturers	0.4%
Independent Power Producers & Energy Traders	0.3%
Paper & Forest Products	0.3%
Agriculture	0.2%
Containers & Packaging	0.2%
Leisure Time	0.2%
Personal Products	0.2%
Building Materials	0.2%
Auto Parts & Equipment	0.2%
Construction & Engineering	0.2%
Life Science Tools & Services	0.2%
Distributors	0.1%
Cash Equivalents[2]	0.1%
Other Assets and Liabilities — Net[3]	0.1%
TOTAL	100%

(1)	Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2)	Cash Equivalents include Investments in money market mutual Funds and any investments in overnight repurchase agreements.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

COMMON STOCKS – 99.7%

AEROSPACE & DEFENSE – 2.3%
Boeing Co.	6,550	$645,765
General Dynamics Corp.	3,300	300,168
Goodrich Corp.	1,085	75,581
L-3 Communications Corp.	1,050	115,122
Lockheed Martin Corp.	2,900	319,116
Northrop Grumman Corp.	2,850	238,317
Raytheon Co.	3,700	235,357
Rockwell Collins	1,400	104,734
United Technologies Corp.	8,400	643,356

		$2,677,516

AGRICULTURE – 0.2%
Archer-Daniels-Midland Co.	5,300	189,634

AIR FREIGHT & LOGISTICS – 0.2%
FedEx Corp.	2,525	260,934

Description	Number of Shares	Market Value

APPAREL – 0.4%
Coach, Inc.*	3,100	$113,336
Jones Apparel Group, Inc.	900	18,846
Liz Claiborne, Inc.	840	23,915
Nike, Inc.	3,200	212,031
Polo Ralph Lauren Corp.	500	34,400
V.F. Corp.	750	65,348

		$467,876

AUTO PARTS & EQUIPMENT – 0.2%
Goodyear Tire & Rubber Co.*	1,700	51,255
Johnson Controls, Inc.	4,920	215,102

		$266,357

AUTOMOBILE MANUFACTURERS – 0.4%
Ford Motor Co.*	17,000	150,790
General Motors Corp.	4,700	184,193
PACCAR, Inc.	3,075	170,847

		$505,830

(MTB Equity Index Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	51

MTB Equity Index Fund (continued)

Description	Number of Shares	Market Value

BEVERAGES – 2.3%
Anheuser-Busch Cos., Inc.	6,300	$323,064
Brown-Forman Corp.	700	51,786
Coca-Cola Co.	16,600	1,025,216
Coca-Cola Enterprises, Inc.	2,300	59,363
Constellation Brands, Inc.*	1,700	42,704
Molson Coors Brewing Co.	1,100	62,953
PepsiCo, Inc.	13,500	995,220
Pepsi Bottling Group, Inc.	1,100	47,388

		$2,607,694

BIOTECHNOLOGY – 0.9%
Amgen, Inc.*	9,000	522,990
Biogen Idec, Inc.*	2,400	178,656
Celgene Corp.*	3,200	211,200
Genzyme Corp.*	2,200	167,134

		$1,079,980

BUILDING MATERIALS – 0.2%
American Standard Cos.	1,500	55,905
Masco Corp.	3,100	74,648
Vulcan Materials Co.	800	68,408

		$198,961

CHEMICALS – 1.8%
Air Products & Chemicals, Inc.	1,800	176,130
Ashland, Inc.	500	29,360
Dow Chemical Co.	7,800	351,312
Du Pont (E.I.) de Nemours & Co.	7,700	381,227
Eastman Chemical Co.	700	46,613
Ecolab, Inc.	1,500	70,755
Hercules, Inc.	1,000	18,810
Monsanto Co.	4,500	439,335
PPG Industries, Inc.	1,390	103,889
Praxair, Inc.	2,600	222,248
Rohm & Haas Corp.	1,075	55,771
Sherwin-Williams Co.	910	58,167
Sigma-Aldrich Corp.	1,100	56,837

		$2,010,454

COMMERCIAL BANKS – 3.5%
Banco Bilbao Vizcaya	8	202
BB&T Corp.	4,500	166,365
Comerica, Inc.	1,300	60,684
Commerce Bancorp, Inc.	1,600	65,200
Fifth Third Bancorp	4,600	143,888
First Horizon National Corp.	1,100	28,688
Huntington Bancshares, Inc.	3,100	55,521
KeyCorp	3,300	93,885
M & T Bank Corp.	650	64,662

Description	Number of Shares	Market Value

Marshall & Ilsley Corp.	2,100	$89,670
National City Corp.	5,200	126,100
Northern Trust Corp.	1,600	120,336
PNC Financial Services Group	2,800	202,048
Regions Financial Corp.	6,000	162,720
SunTrust Banks, Inc.	2,900	210,540
Synovus Financial Corp.	2,792	73,597
U.S. Bancorp	14,000	464,240
Wachovia Corp.	15,700	717,961
Washington Mutual Bank	7,200	200,736
Wells Fargo & Co.	27,700	942,077
Zions Bancorp	950	56,155

		$4,045,275

COMMERCIAL SERVICES & SUPPLIES – 0.5%
Allied Waste Industries, Inc.*	2,000	25,280
Avery-Dennison Corp.	900	52,110
Cintas Corp.	1,100	40,260
Donnelley (R.R.) & Sons	1,900	76,551
Equifax, Inc.	1,300	50,050
Monster Worldwide, Inc.*	1,100	44,638
Pitney Bowes, Inc.	1,800	72,072
Robert Half International, Inc.	1,450	43,631
Waste Management, Inc.	4,300	156,477

		$561,069

COMMUNICATIONS EQUIPMENT – 2.3%
Cisco Systems, Inc.*	50,900	1,682,754
Corning, Inc.	13,100	317,937
Qualcomm, Inc.	14,000	598,220

		$2,598,911

COMPUTERS – 4.5%
Apple, Inc.*	7,200	1,367,639
Cognizant Technology Solutions Corp.*	2,400	99,504
Computer Sciences Corp.*	1,400	81,746
Dell, Inc.*	18,900	578,340
EMC Corp. (Mass)*	17,400	441,786
Hewlett-Packard Co.	21,500	1,111,120
IBM Corp.	11,450	1,329,574
Lexmark International Group*	800	33,592
Network Appliance, Inc.*	3,100	97,619
Teradata Corporation	1,500	42,795

		$5,183,715

COMPUTERS & PERIPHERALS – 0.2%
Qlogic Corp.*	1,400	21,742
Sandisk Corp.*	1,900	84,360
Seagate Technology, Inc.*	2,330	0

(MTB Equity Index Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

52	PORTFOLIOS OF INVESTMENTS

MTB Equity Index Fund (continued)

Description	Number of Shares	Market Value

Sun Microsystems, Inc.*	29,900	$170,729

		$276,831

CONSTRUCTION & ENGINEERING – 0.2%
Fluor Corp.	750	118,500
Jacobs Engineering Group, Inc.*	875	76,256

		$194,756

CONSUMER FINANCE – 0.4%
Capital One Financial Corp.	3,400	223,006
SLM Corp.	4,300	202,788

		$425,794

CONTAINERS & PACKAGING – 0.2%
Ball Corp.	860	42,639
Bemis Co., Inc.	820	23,091
Pactiv Corp.*	1,050	28,844
Sealed Air Corp.	1,364	34,005
Temple-Inland, Inc.	900	48,303

		$176,882

COSMETICS & TOILETRIES – 1.9%
Colgate-Palmolive Co.	4,200	320,334
Procter & Gamble Co.	26,000	1,807,520

		$2,127,854

DISTRIBUTORS – 0.1%
Genuine Parts Co.	1,360	66,735
Grainger (W.W.), Inc.	605	54,402

		$121,137

DIVERSIFIED FINANCIAL SERVICES – 9.1%
American Capital Strategies Ltd.	1,400	60,774
American Express Co.	9,900	603,405
Ameriprise Financial, Inc.	2,000	125,960
Apollo Group, Inc.*	1,200	95,112
Bank of America Corp.	36,900	1,781,531
Bank of New York Mellon (The) Corp.	9,300	454,305
Bear Stearns Cos., Inc.	1,000	113,600
Block H&R, Inc.	2,600	56,680
CIT Group, Inc.	1,600	56,384
Citigroup, Inc.	41,800	1,751,419
CME Group, Inc.	430	286,488
Countrywide Financial Corp.	4,900	76,048
Discover Financial Services	4,200	81,060
E*Trade Group, Inc.*	3,600	40,104
Federated Investors, Inc.	800	34,400
Franklin Resources, Inc.	1,350	175,068
Goldman Sachs Group, Inc.	3,340	828,053
InterContinentalExchange, Inc.*	590	105,138

Description	Number of Shares	Market Value

J.P. Morgan Chase & Co.	27,600	$1,297,200
Janus Capital Group, Inc.	1,300	44,863
Legg Mason, Inc.	1,100	91,234
Lehman Brothers Holdings, Inc.	4,400	278,696
Leucadia National Corp.	1,400	70,924
Merrill Lynch & Co., Inc.	7,100	468,742
Moody’s Corp.	1,900	83,068
Morgan Stanley	8,700	585,162
NYSE Euronext	1,700	159,579
Schwab (Charles) Corp.	7,900	183,596
State Street Corp.	3,300	263,241
T. Rowe Price Group, Inc.	2,200	141,328
		$10,393,162

DIVERSIFIED TELECOMMUNICATION SERVICES – 3.9%
AT&T, Inc.	50,900	2,127,111
CIENA Corp.*	685	32,784
Citizens Communications	2,600	34,216
Embarq Corp.	1,200	63,504
Juniper Networks, Inc.*	4,300	154,800
Motorola, Inc.	19,300	362,647
Qwest Communications International, Inc.*	13,100	94,058
Sprint Nextel Corp.	23,700	405,270
Tellabs, Inc.*	3,700	32,597
Verizon Communications, Inc.	24,000	1,105,680
		$4,412,667

ELECTRIC UTILITIES – 2.0%
Allegheny Energy, Inc.	1,400	84,924
American Electric Power Co., Inc.	3,250	156,683
Duke Energy Corp.	10,508	201,438
Edison International	2,765	160,785
Entergy Corp.	1,600	191,792
Exelon Corp.	5,600	463,567
FirstEnergy Corp.	2,500	174,250
FPL Group, Inc.	3,300	225,786
Pinnacle West Capital Corp.	900	36,360
PPL Corp.	3,230	166,991
Progress Energy, Inc.	2,127	102,096
Progress Energy, Inc.*	825	285
Southern Co.	6,200	227,292
TECO Energy, Inc.	1,600	26,928
Xcel Energy, Inc.	3,500	78,925
		$2,298,102

ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.3%
Agilent Technologies, Inc.*	3,200	117,920
Cooper Industries Ltd.	1,500	78,585
Emerson Electric Co.	6,600	344,982

(MTB Equity Index Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	53

MTB Equity Index Fund (continued)

Description	Number of Shares	Market Value

Honeywell International, Inc.	6,200	$374,542
Jabil Circuit, Inc.	1,500	32,595
Molex, Inc.	1,150	32,844
Tektronix, Inc.	600	22,710
Thermo Fisher Scientific, Inc.	3,500	205,835
Tyco Electronics Ltd. (Bermuda)*	4,175	148,922
Xerox Corp.*	7,500	130,800

		$1,489,735

ENERGY EQUIPMENT & SERVICES – 1.3%
Baker Hughes, Inc.	2,800	242,816
BJ Services Co.	2,450	61,716
Halliburton Co.	7,400	291,707
Nabors Industries Ltd.*	2,300	64,584
National-Oilwell, Inc.*	2,950	216,058
Noble Corp.	2,250	119,138
Rowan Cos., Inc.	900	35,082
Smith International, Inc.	1,700	112,285
Transocean Sedco Forex, Inc.*	2,400	286,488

		$1,429,874

FOOD & STAPLES RETAILING – 1.3%
Costco Wholesale Corp.	3,600	242,136
CVS Caremark Corp.	12,200	509,594
Kroger Co.	5,800	170,462
Safeway Inc.	3,500	119,000
SUPERVALU, Inc.	1,800	69,750
Walgreen Co.	8,600	340,990
Whole Foods Market, Inc.	1,200	59,448

		$1,511,380

FOOD PRODUCTS – 1.4%
Campbell Soup Co.	1,800	66,564
ConAgra, Inc.	4,200	99,666
Dean Foods Co.	1,100	30,547
General Mills, Inc.	2,900	167,417
H.J. Heinz Co.	2,600	121,628
Hershey Co.	1,470	63,372
Kellogg Co.	2,200	116,138
Kraft Foods, Inc.	13,100	437,671
McCormick & Co., Inc.	1,000	35,030
Sara Lee Corp.	6,220	102,879
SYSCO Corp.	5,000	171,450
Tyson Foods, Inc.	2,300	36,340
Wrigley (Wm.), Jr. Co.*	1,800	111,006

		$1,559,708

Description	Number of Shares	Market Value

FOREST PRODUCTS & PAPER – 0.3%
International Paper Co.	3,600	$133,056
MeadWestvaco Corp.	1,600	53,824
Weyerhaeuser Co.	1,750	132,843

		$319,723

GAS UTILITIES – 0.1%
NICOR, Inc.	340	14,712
Questar Corp.	1,500	85,620

		$100,332

HEALTH CARE EQUIPMENT & SUPPLIES – 3.0%
Bard (C.R.), Inc.	850	71,069
Baxter International, Inc.	5,400	324,054
Becton, Dickinson & Co.	2,055	171,510
Boston Scientific Corp.*	10,900	151,183
Covidien Ltd. (Bermuda)	4,100	170,560
Hospira, Inc.*	1,300	53,729
Johnson & Johnson	24,000	1,564,080
Medtronic, Inc.	9,500	450,680
St. Jude Medical, Inc.*	2,900	118,117
Stryker Corp.	2,000	142,000
Varian Medical Systems, Inc.*	1,000	48,770
Zimmer Holdings, Inc.*	2,000	138,980

		$3,404,732

HEALTH CARE PROVIDERS & SERVICES – 2.0%
Aetna, Inc.	4,300	241,531
AmerisourceBergen Corp.	1,600	75,376
Cardinal Health, Inc.	3,050	207,492
Coventry Health Care, Inc.*	1,300	78,403
Humana, Inc.*	1,450	108,678
Laboratory Corp. of America Holdings*	1,000	68,750
Manor Care, Inc.	590	39,282
McKesson HBOC, Inc.	2,431	160,689
Medco Health Solutions, Inc.*	2,300	217,074
Patterson Cos., Inc.*	1,100	43,021
Quest Diagnostic, Inc.	1,300	69,134
Tenet Healthcare Corp.*	4,100	14,391
UnitedHealth Group, Inc.	11,100	545,564
Wellpoint, Inc.*	5,000	396,150

		$2,265,535

HOTELS, RESTAURANTS & LEISURE – 1.5%
Carnival Corp.	3,700	177,526
Darden Restaurants, Inc.	1,200	51,600
Harrah’s Entertainment, Inc.	1,600	141,200

(MTB Equity Index Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

54	PORTFOLIOS OF INVESTMENTS

MTB Equity Index Fund (continued)

Description	Number of Shares	Market Value

International Game Technology	2,850	$124,289
Marriott International, Inc.	2,800	115,108
McDonald’s Corp.	9,800	585,060
Starbucks Corp.*	6,200	165,416
Starwood Hotels & Resorts Worldwide, Inc.	1,800	102,348
Wendy’s International, Inc.	825	28,677
Wyndham Worldwide Corp.	1,400	45,962
Yum! Brands, Inc.	4,300	173,161

		$1,710,347

HOUSEHOLD PRODUCTS – 0.8%
Black & Decker	575	51,698
Centex Corp.	1,000	25,060
Clorox Co.	1,200	75,084
D. R. Horton, Inc.	2,300	29,187
Fortune Brands, Inc.	1,250	104,713
Harman International Industries, Inc.	575	48,415
KB HOME	700	19,348
Kimberly Clark	3,500	248,114
Leggett and Platt, Inc.	1,400	27,202
Lennar Corp.	1,100	25,135
Newell Rubbermaid, Inc.	2,250	65,610
Pulte Homes, Inc.	1,700	25,228
Snap-On, Inc.	480	23,957
Stanley Works	700	40,285
Whirlpool Corp.	625	49,488

		$858,524

INDEPENDENT POWER PRODUCERS & ENERGY – 0.3%
AES Corp.*	5,300	113,473
Calpine Corp.*	1,900	2,888
Constellation Energy Group	1,500	142,050
Dynegy, Inc.*	3,700	34,077
Mirant Corp.*	4,169	0

		$292,488

INSURANCE – 4.4%
Ace Ltd.	2,800	169,708
Aflac, Inc.	4,100	257,398
Allstate Corp.	4,900	256,760
AMBAC Financial Group, Inc.	850	31,306
American International Group, Inc.	21,500	1,357,079
AON Corp.	2,430	110,128
Assurant, Inc.	900	52,596
Chubb Corp.	3,250	173,388
CIGNA Corp.	2,350	123,352
Cincinnati Financial Corp.	1,400	55,692

Description	Number of Shares	Market Value

Genworth Financial, Inc.	3,700	$101,010
Hartford Financial Services Group, Inc.	2,600	252,278
Lincoln National Corp.	2,200	137,214
Loews Corp.	3,600	176,724
Marsh & McLennan Cos., Inc.	4,680	121,165
MBIA, Inc.	1,000	43,040
MetLife, Inc.	6,100	419,984
Principal Financial Group	2,200	148,874
Progressive Corp.	6,200	114,700
Prudential Financial, Inc.	3,800	367,535
SAFECO Corp.	825	47,768
The Travelers Cos., Inc.	5,400	281,934
Torchmark Corp.	800	52,128
UNUMProvident Corp.	2,900	67,686
XL Capital Ltd.	1,550	111,523

		$5,030,970

INTERNET – 1.8%
eBay, Inc.*	9,600	346,560
Google Inc.*	1,925	1,360,975
Yahoo, Inc.*	11,300	351,430

		$2,058,965

INTERNET SOFTWARE & SERVICES – 0.9%
Akamai Technologies, Inc.*	1,300	50,947
Amazon.com, Inc.*	2,600	231,790
Expedia, Inc.*	1,600	52,256
IAC Interactive Corp.*	1,600	47,136
Verisign, Inc.*	2,000	68,180
Walt Disney Co.	16,000	554,080

		$1,004,389

IRON & STEEL – 0.2%
Nucor Corp.	2,500	155,050
United States Steel Corp.	1,000	107,900

		$262,950

IT SERVICES – 0.6%
Affiliated Computer Services, Inc.*	900	45,594
Automatic Data Processing	4,500	223,020
Convergys Corp.*	1,100	20,163
Electronic Data Systems Corp.	4,225	91,218
Fiserv, Inc.*	1,450	80,330
Paychex, Inc.	2,800	116,984
Unisys Corp.*	3,000	18,240
Western Union Co.	6,400	141,056

		$736,605

(MTB Equity Index Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	55

MTB Equity Index Fund (continued)

Description	Number of Shares	Market Value

LEISURE TIME – 0.2%
Brunswick Corp.	800	$17,848
Harley Davidson, Inc.	2,100	108,150
Hasbro, Inc.	1,300	38,805
Mattel, Inc.	3,300	68,937

		$233,740

LIFE SCIENCES TOOLS & SERVICES – 0.2%
Applera Corp.-Applied Biosystems Group	1,540	57,196
Millipore Corp.*	430	33,390
PerkinElmer, Inc.	1,030	28,346
Waters Corp.*	850	65,432

		$184,364

MACHINERY-DIVERSIFIED – 0.8%
Caterpillar, Inc.	5,300	395,433
Cummins, Inc.	900	107,964
Deere & Co.	1,825	282,693
Rockwell Automation, Inc.	1,350	92,988
Terex Corp.*	800	59,376

		$938,454

MEDIA – 2.5%
CBS Corp.	5,700	163,590
Clear Channel Communications, Inc.	4,036	152,440
Comcast Corp.*	25,900	545,195
DIRECTV Group, Inc.*	6,500	172,120
Dow Jones & Co., Inc.	575	34,391
E.W. Scripps Co.	700	31,507
Gannett Co., Inc.	1,900	80,579
Interpublic Group Cos., Inc.*	3,900	40,365
McGraw-Hill Cos., Inc.	2,800	140,112
Meredith Corp.	360	22,410
New York Times Co.	1,270	24,841
News Corp., Inc., Class A	19,000	411,730
Omnicom Group, Inc.	2,700	137,646
Time Warner, Inc.	31,700	578,842
Tribune Co.*	1,277	38,642
Viacom, Inc., Class B*	5,600	231,224

		$2,805,634

METALS & MINING – 1.1%
Alcoa, Inc.	7,300	289,007
Allegheny Technologies, Inc.	850	86,845
Freeport-McMoRan Copper & Gold, Inc.	3,150	370,691
Newmont Mining Corp.	3,800	193,268
Peabody Energy Corp.	2,200	122,650

Description	Number of Shares	Market Value

Precision Castparts Corp.	1,150	$172,282
Titanium Metals Corp.*	500	17,600

		$1,252,343

MISCELLANEOUS MANUFACTURING – 4.7%
3M Co.	5,950	513,841
Danaher Corp.	2,000	171,340
Dover Corp.	1,760	80,960
Eastman Kodak Co.	2,400	68,784
Eaton Corp.	1,250	115,725
General Electric Co.	85,100	3,502,715
Illinois Tool Works, Inc.	3,500	200,410
Ingersoll-Rand Co.	2,400	120,840
ITT Corp.	1,500	100,380
Pall Corp.	980	39,269
Parker-Hannifin Corp.	1,500	120,555
Textron Inc.	2,050	141,881
Tyco International Ltd. (Bermuda)	4,175	171,885

		$5,348,585

MULTI-LINE RETAIL – 0.1%
Big Lots, Inc.*	1,100	26,378
Dillards, Inc., Class A	600	13,818
Family Dollar Stores, Inc.	1,250	31,688
Sears Holdings Corp.*	650	87,613

		$159,497

MULTI-UTILITIES – 1.0%
Ameren Corp.	1,700	91,902
CenterPoint Energy, Inc.	2,360	39,554
CMS Energy Corp.	1,700	28,849
Consolidated Edison Co.	2,300	108,307
Dominion Resources, Inc.	2,500	229,075
DTE Energy Co.	1,445	71,672
Integrys Energy Group, Inc.	600	32,286
NiSource, Inc.	2,500	51,125
P G & E Corp.	2,980	145,811
Public Service Enterprises Group, Inc.	2,110	201,716
Sempra Energy	2,100	129,171

		$1,129,468

OIL & GAS – 7.3%
Chevron Corp.	17,800	1,628,878
ConocoPhillips	13,600	1,155,456
Devon Energy Corp.	3,700	345,580
ENSCO International, Inc.	1,300	72,137
Exxon Mobil Corp.	46,300	4,259,136
Hess Corp.	2,300	164,703

(MTB Equity Index Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

56	PORTFOLIOS OF INVESTMENTS

MTB Equity Index Fund (continued)

Description	Number of Shares	Market Value

Marathon Oil Corp.	6,000	$354,780
Noble Energy, Inc.	1,300	99,502
Sunoco, Inc.	1,000	73,600
XTO Energy, Inc.	3,200	212,416
		$8,366,188

OIL & GAS SERVICES – 1.0%
Schlumberger Ltd.	10,000	965,700
Weatherford International Ltd.*	2,800	181,748

		$1,147,448

OIL, GAS & CONSUMABLE FUELS – 2.0%
Anadarko Petroleum Corp.	3,775	222,801
Apache Corp.	2,800	290,668
Chesapeake Energy Corp.	3,400	134,232
CONSOL Energy, Inc.	1,600	90,400
El Paso Corp.	5,900	104,194
EOG Resources, Inc.	2,100	186,060
Murphy Oil Corp.	1,600	117,808
Occidental Petroleum Corp.	6,900	476,445
Spectra Energy Corp.	5,398	140,240
Tesoro Corp.	1,100	66,583
Valero Energy Corp.	4,600	323,978
Williams Cos., Inc.	4,900	178,801

		$2,332,210

PERSONAL PRODUCTS – 0.2%
Avon Products, Inc.	3,700	151,626
Estee Lauder Cos., Inc., Class A	1,000	43,900
International Flavors & Fragrances, Inc.	700	36,547

		$232,073

PHARMACEUTICALS – 5.2%
Abbott Laboratories	12,800	699,136
Allergan, Inc.	2,550	172,329
Barr Pharmaceuticals, Inc.*	900	51,588
Bristol-Myers Squibb Co.	16,200	485,838
Eli Lilly & Co.	8,100	438,615
Express Scripts, Inc.*	2,200	138,820
Forest Laboratories, Inc.*	2,631	102,793
Gilead Sciences, Inc.*	7,700	355,663
King Pharmaceuticals, Inc.*	2,133	22,610
Merck & Co., Inc.	18,100	1,054,506
Mylan Laboratories, Inc.*	2,000	30,080
Pfizer, Inc.	57,400	1,412,613
Schering Plough Corp.	13,500	412,020
Watson Pharmaceuticals, Inc.*	900	27,504

Description	Number of Shares	Market Value

Wyeth	11,200	$544,656

		$5,948,771

REAL ESTATE INVESTMENT TRUSTS – 1.2%
Apartment Investment & Management Co.	800	37,384
Avalonbay Communities, Inc.	675	82,789
Boston Properties, Inc.	950	102,923
CB Richard Ellis Services, Inc.*	1,700	41,446
Developers Diversified Realty	1,100	55,440
Equity Residential Properties Trust	2,400	100,272
General Growth Properties, Inc.	2,000	108,720
Host Marriott Corp.	4,300	95,288
Kimco Realty Corp.	2,100	87,192
Plum Creek Timber Co., Inc.	1,550	69,239
Prologis	2,100	150,653
Public Storage, Inc.	1,050	85,019
Simon Property Group, Inc.	1,850	192,603
Vornado Realty Trust	1,075	120,099

		$1,329,067

RETAIL – 2.3%
Abercrombie & Fitch Co.	750	59,400
Home Depot, Inc.	13,900	437,989
Kohl’s Corp.*	2,700	148,419
Lowe’s Cos., Inc.	12,500	336,125
Macy’s, Inc.	3,800	121,714
Nordstrom, Inc.	2,000	78,880
Penney (J.C.) Co., Inc.	1,900	106,856
Target Corp.	6,500	398,840
Wal-Mart Stores, Inc.	20,100	908,721

		$2,596,944

ROAD & RAIL – 0.6%
Burlington Northern Santa Fe Corp.	2,500	217,875
Norfolk Southern Corp.	3,300	170,445
Ryder System, Inc.	470	22,490
Union Pacific Corp.	2,250	288,090

		$698,900

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.6%
Advanced Micro Devices, Inc.*	4,600	60,168
Altera Corp.	3,000	$58,860
Analog Devices, Inc.	2,800	93,688
Applied Materials, Inc.	11,600	225,272
Broadcom Corp.*	4,000	130,200
Intel Corp.	48,700	1,310,030
KLA-Tencor Corp.	1,600	84,240
Linear Technology Corp.	2,100	69,342

(MTB Equity Index Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	57

MTB Equity Index Fund (concluded)

Description	Number of Shares	Market Value
LSI Logic Corp.*	6,000	39,600
MEMC Electronic Materials, Inc.*	1,900	139,118
Microchip Technology, Inc.	1,900	63,023
Micron Technology, Inc.*	6,400	67,264
National Semiconductor Corp.	2,170	54,554
Novellus Systems, Inc.*	1,000	28,410
NVIDIA Corp.*	4,500	159,210
Teradyne, Inc.*	1,500	18,510
Texas Instruments, Inc.	12,000	391,200
Xilinx, Inc.	2,500	61,000

		$3,053,689

SOFTWARE – 3.8%
Adobe Systems, Inc.*	4,800	229,920
Autodesk, Inc.*	2,000	97,800
BMC Software, Inc.*	1,700	57,528
CA, Inc.	3,558	94,109
Citrix Systems, Inc.*	1,500	64,485
Compuware Corp.*	2,900	29,000
Electronic Arts, Inc.*	2,600	158,912
Fidelity National Information Services, Inc.	1,400	64,568
IMS Health, Inc.	1,650	41,597
Intuit, Inc.*	2,850	91,685
Microsoft Corp.	67,200	2,473,631
Novell, Inc.*	2,925	22,113
Oracle Corp.*	33,100	733,827
Symantec Corp.*	7,300	137,094

		$4,296,269

SPECIALTY RETAIL – 0.8%
AutoNation, Inc.*	1,300	22,997
AutoZone, Inc.*	400	49,764
Bed Bath & Beyond, Inc.*	2,400	81,456
Best Buy Co., Inc.	3,300	160,116
Circuit City Stores, Inc.	1,750	13,878
Gap, Inc.	4,400	83,160
Limited Brands, Inc.	2,900	63,829
Office Depot, Inc.*	2,400	45,024
Officemax, Inc.	625	19,781
RadioShack Corp.	1,100	22,682
Staples, Inc.	6,300	147,042
Tiffany & Co.	1,100	59,598
TJX Cos., Inc.	3,800	109,934

		$879,261

Description	Number of Shares	Market Value

TELECOMMUNICATIONS – 0.2%
Alltel Corp.	1,200	$85,380
CenturyTel, Inc.	900	39,645
JDS Uniphase Corp.*	1,800	27,468
Windstream Corp.	3,853	51,823

		$204,316

THRIFTS & MORTGAGE FINANCE – 0.8%
Federal Home Loan Mortgage Corp.	5,300	276,819
Federal National Mortgage Association	8,200	467,728
Hudson City Bancorp, Inc.	4,400	68,904
MGIC Investment Corp.	700	13,552
Sovereign Bancorp, Inc.	2,900	41,847

		$868,850

TOBACCO – 1.3%
Altria Group, Inc.	17,500	1,276,275
Reynolds American, Inc.	1,400	90,202
UST, Inc.	1,400	74,648

		$1,441,125

TRANSPORTATION – 0.9%
C.H. Robinson Worldwide	1,400	69,888
CSX Corp.	3,600	161,172
Expeditor Intl Wash Inc.	1,700	86,105
Southwest Airlines Co.	6,659	94,624
United Parcel Service, Inc.	8,500	638,350

		$1,050,139

TOTAL COMMON STOCKS (COST $80,469,482)		$113,614,983

INVESTMENT COMPANIES – 0.1%

FINANCIALS – 0.1%
S&P 500 Depository (COST $62,295)	400	$61,860

MUTUAL FUNDS – 0.1%
Dreyfus Cash Management Fund, Institutional Shares, 5.06%	220	220
[1,6]MTB Institutional Prime Money Market Fund, Corporate Shares, 4.89%	135,444	135,444

TOTAL MUTUAL FUND (Cost $135,664)		$135,664

TOTAL INVESTMENTS (COST $80,667,441) – 99.9%		$113,812,507

OTHER ASSETS LESS LIABILITIES – 0.1%		$64,056

TOTAL NET ASSETS – 100.0%		$113,876,563

See Notes to Portfolios of Investments

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

58	PORTFOLIOS OF INVESTMENTS

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Stock Fund

At October 31, 2007, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Oil & Gas	11.6%
Diversified Financial Services	8.7%
Miscellaneous Manufacturing	6.4%
Computers	6.4%
Pharmaceuticals	6.2%
Communications Equipment	5.5%
Software	5.3%
Beverages	4.7%
Retail	3.3%
Health Care Equipment & Supplies	3.2%
Diversified Telecommunication Services	2.9%
Insurance	2.9%
Cosmetics & Toiletries	2.7%
Capital Markets	2.6%
Internet Software & Services	2.5%
Aerospace & Defense	2.5%
Semiconductor Equipment & Products	2.1%
Agriculture	2.0%
Engineering & Construction	2.0%
Oil & Gas Services	1.8%
Media	1.8%
Machinery – Diversified	1.7%
Oil, Gas & Consumable Fuels	1.4%
Health Care Products	1.1%
Hotels, Restaurants & Leisure	1.0%
Road & Rail	1.0%
Health Care Services	0.8%
Banks	0.8%
Biotechnology	0.7%
Electrical Equipment	0.7%
Consumer Finance	0.7%
Food Products	0.6%
Personal Products	0.5%
Iron/Steel	0.5%
Independent Power Products & Energy	0.4%
Hand/Machine Tools	0.3%
Cash Equivalents[2]	0.8%
Other Assets and Liabilities — Net[3]	(0.1)%
TOTAL	100%

(1)	Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2)	Cash Equivalents include investment in money market mutual funds and any investment in overnight repurchase agreements.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(MTB Large Cap Stock Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

59

MTB Large Cap Stock Fund (continued)

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

COMMON STOCKS – 99.3%

AEROSPACE & DEFENSE – 2.5%
Lockheed Martin Corp.	24,500	$2,695,980
Precision Castparts Corp.	12,400	1,857,644

		$4,553,624

AGRICULTURE – 2.0%
Altria Group, Inc.	49,800	3,631,914

BANKS – 0.8%
Wachovia Corp.	31,500	1,440,495

BEVERAGES – 4.7%
Coca-Cola Co.	73,000	4,508,480
PepsiCo, Inc.	55,174	4,067,427

		$8,575,907

BIOTECHNOLOGY – 0.7%
Amgen, Inc.*	20,500	1,191,255

CAPITAL MARKETS – 2.6%
Goldman Sachs Group, Inc.	7,800	1,933,776
Lehman Brothers Holdings, Inc.	35,000	2,216,900
Merrill Lynch & Co., Inc.	7,000	462,140

		$4,612,816

COMMUNICATIONS EQUIPMENT – 5.5%
Cisco Systems, Inc.*	153,700	5,081,322
Corning, Inc.	59,300	1,439,211
Harris Corp.	30,100	1,822,856
Qualcomm, Inc.	38,300	1,636,559

		$9,979,948

COMPUTERS – 6.4%
Apple, Inc.*	15,500	2,944,225
EMC Corp. (Mass)*	49,800	1,264,422
Hewlett-Packard Co.	69,000	3,565,920
IBM Corp.	31,400	3,646,168

		$11,420,735

CONSUMER FINANCE – 0.7%
Capital One Financial Corp.	19,500	1,279,005

COSMETICS & TOILETRIES – 2.7%
Procter & Gamble Co.	71,500	4,970,680

DIVERSIFIED FINANCIAL SERVICES – 8.7%
Bank of America Corp.	95,500	4,610,740
CIT Group, Inc.	40,500	1,427,220
Citigroup, Inc.	95,300	3,993,070

Description	Number of Shares	Market Value

J.P. Morgan Chase & Co.	55,989	$2,631,483
Morgan Stanley	43,200	2,905,632

		$15,568,145

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.9%
AT&T, Inc.	71,073	2,970,140
Verizon Communications	49,511	2,280,972

		$5,251,112

ELECTRICAL EQUIPMENT – 0.7%
Emerson Electric Co.	24,000	1,254,480

ENGINEERING & CONSTRUCTION – 2.0%
Foster Wheeler Ltd.*	14,500	2,149,625
McDermott Intl, Inc.*	25,000	1,526,500

		$3,676,125

FOOD PRODUCTS – 0.6%
Kraft Foods, Inc., Class A	32,000	1,069,120

HAND/MACHINE TOOLS – 0.3%
Kennametal, Inc.	6,300	574,623

HEALTH CARE EQUIPMENT & SUPPLIES – 3.2%
Johnson & Johnson	65,500	4,268,635
Zimmer Holdings, Inc.*	21,700	1,507,933

		$5,776,568

HEALTHCARE-PRODUCTS – 1.1%
Hologic, Inc.*	20,124	1,367,023
Resmed, Inc.*	17,000	704,310

		$2,071,333

HEALTHCARE-SERVICES – 0.8%
Psychiatric Solu*	37,000	1,465,200

HOTELS, RESTAURANTS & LEISURE – 1.0%
Carnival Corp.	36,500	1,751,270

INDEPENDENT POWER PRODUCERS & ENERGY – 0.4%
AES Corp.*	34,500	738,645

INSURANCE – 2.9%
American International Group, Inc.	60,000	3,787,200
Lincoln National Corp.	23,600	1,471,932

		$5,259,132

INTERNET SOFTWARE & SERVICES – 2.5%
Google Inc.*	6,300	4,454,100

(MTB Large Cap Stock Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

60	PORTFOLIOS OF INVESTMENTS

MTB Large Cap Stock Fund (concluded)

Description	Number of Shares	Market Value

IRON/STEEL – 0.5%
Cleveland-Cliffs, Inc.	10,300	$985,195

MACHINERY-DIVERSIFIED – 1.7%
Cummins, Inc.	9,500	1,139,620
Rockwell Automation, Inc.	28,400	1,956,192

		$3,095,812

MEDIA – 1.8%
Comcast Corp., Class A*	74,000	1,557,700
News Corp., Inc., Class A	80,513	1,744,717

		$3,302,417

MISCELLANEOUS MANUFACTURING – 6.4%
3M Co.	26,514	2,289,749
General Electric Co.	186,500	7,676,340
Harsco Corp.	25,000	1,515,500

		$11,481,589

OIL & GAS – 11.6%
Chevron Corp.	57,500	5,261,825
ConocoPhillips	56,500	4,800,240
ENSCO International, Inc.	34,700	1,925,503
Exxon Mobil Corp.	96,500	8,877,036

		$20,864,604

OIL & GAS SERVICES – 1.8%
Schlumberger Ltd.	33,000	3,186,810

OIL, GAS & CONSUMABLE FUELS – 1.4%
EOG Resources, Inc.	29,151	2,582,779

PERSONAL PRODUCTS – 0.5%
Estee Lauder Cos., Inc., Class A	21,700	952,630

PHARMACEUTICALS – 6.2%
Abbott Laboratories	26,500	1,447,430
Eli Lilly & Co.	35,000	1,895,250
Express Scripts, Inc.*	33,500	2,113,850
Gilead Sciences, Inc.*	34,000	1,570,460
Pfizer, Inc.	94,857	2,334,431
Wyeth	39,794	1,935,182

		$11,296,603

Description	Number of Shares or Par Value	Market Value

RETAIL – 3.3%
Home Depot, Inc.	49,000	$1,543,990
Macy’s, Inc.	27,500	880,825
Penney (J.C.) Co., Inc.	25,100	1,411,624
Wal-Mart Stores, Inc.	46,700	2,111,307

		$5,947,746

ROAD & RAIL – 1.0%
Burlington Northern Santa Fe Corp.	20,600	1,795,290

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.1%
Intel Corp.	100,127	2,693,416
Texas Instruments, Inc.	33,500	1,092,100

		$3,785,516

SOFTWARE – 5.3%
Allscripts Healthcare Solutions, Inc.*	41,500	1,149,550
Autodesk, Inc.*	15,000	733,500
Cerner Corp.*	28,500	1,697,460
Microsoft Corp.	165,500	6,092,055

		$9,672,565

TOTAL COMMON STOCKS (COST $118,142,671)		$179,515,788

MUTUAL FUNDS – 0.8%
[1,6]MTB Institutional Prime Money Market Fund, Institutional Shares, 4.89% (COST $1,488,806)	$1,488,806	$1,488,806

TOTAL INVESTMENTS – 100.1% (COST $119,631,477)		$181,004,594

OTHER ASSETS LESS LIABILITIES – (0.1%)		$(175,568)

TOTAL NET ASSETS – 100.0%		$180,829,026

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	61

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Growth Fund

At October 31, 2007, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Oil & Gas	11.7%
Retail	8.2%
Software	7.3%
Computers	7.2%
Communications Equipment	6.5%
Pharmaceuticals	4.6%
Diversified Financial Services	4.2%
Health Care Equipment & Supplies	4.2%
Internet Software & Services	4.0%
Insurance	3.8%
Cosmetics & Toiletries	3.7%
Miscellaneous Manufacturing	3.5%
Beverages	3.1%
Semiconductor Equipment & Products	2.7%
Biotechnology	2.2%
Agriculture	2.1%
Cash Equivalents[2]	1.9%
Engineering & Construction	1.9%
Oil, Gas Services	1.7%
Health Care Providers & Services	1.6%
Machinery – Diversified	1.6%
Health Care Products	1.5%
Banks	1.4%
Aerospace & Defense	1.3%
Food Products	1.3%
Health Care Services	1.1%
Machinery, Construction & Mining	1.1%
Independent Power Products & Energy	1.0%
Coal	0.8%
Electronics	0.8%
Metals & Mining	0.8%
Transportation	0.8%
Apparel	0.5%
Other Assets and Liabilities — Net[3]	(0.1)%
TOTAL	100%

(1)	Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2)	Cash Equivalents include investment in money market mutual funds and any investments in overnight repurchase agreements.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(MTB Large Cap Growth Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

62

MTB Large Cap Growth Fund (continued)

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

COMMON STOCKS – 98.2%

AEROSPACE & DEFENSE – 1.3%
Boeing Co.	3,900	$384,501
United Technologies Corp.	8,500	651,015

		$1,035,516

AGRICULTURE – 2.1%
Altria Group, Inc.	22,500	1,640,925

APPAREL – 0.5%
Coach, Inc.*	10,200	372,912

BANKS – 1.4%
Wachovia Corp.	11,800	539,614
Zions Bancorp	9,400	555,634

		$1,095,248

BEVERAGES – 3.1%
Coca-Cola Co.	14,300	883,168
PepsiCo, Inc.	21,800	1,607,096

		$2,490,264

BIOTECHNOLOGY – 2.2%
Amgen, Inc.*	20,200	1,173,822
Genentech, Inc.*	7,600	563,388

		$1,737,210

COAL – 0.8%
Peabody Energy Corp.	11,000	613,250

COMMUNICATIONS EQUIPMENT – 6.5%
Cisco Systems, Inc.*	85,000	2,810,100
Corning, Inc.	34,800	844,596
Harris Corp.	6,100	369,416
Qualcomm, Inc.	27,500	1,175,075

		$5,199,187

COMPUTERS – 7.2%
Apple, Inc.*	5,300	1,006,735
Dell, Inc.*	26,800	820,080
EMC Corp. (Mass)*	29,500	749,005
Hewlett-Packard Co.	6,800	351,424
IBM Corp.	16,100	1,869,532
Network Appliance, Inc.*	28,700	903,763

		$5,700,539

COSMETICS & TOILETRIES – 3.7%
Colgate-Palmolive Co.	5,000	381,350
Procter & Gamble Co.	37,000	2,572,240

		$2,953,590

Description	Number of Shares	Market Value

DIVERSIFIED FINANCIAL SERVICES – 4.2%
American Express Co.	11,400	$694,830
CIT Group, Inc.	24,200	852,808
InterContinentalExchange, Inc.*	5,700	1,015,740
Morgan Stanley	11,000	739,860

		$3,303,238

ELECTRONICS – 0.8%
Thermo Fisher Scientific Inc.*	11,200	658,672

ENGINEERING & CONSTRUCTION – 1.9%
Foster Wheeler Ltd.*	6,100	904,325
McDermott Intl, Inc.*	10,000	610,600

		$1,514,925

FOOD PRODUCTS – 1.3%
Hershey Co.	10,100	435,411
Kraft Foods, Inc., Class A	17,500	584,675

		$1,020,086

HEALTH CARE EQUIPMENT & SUPPLIES – 4.2%
Johnson & Johnson	33,100	2,157,127
Zimmer Holdings, Inc.*	17,100	1,188,279

		$3,345,406

HEALTH CARE PROVIDERS & SERVICES – 1.6%
UnitedHealth Group, Inc.	25,800	1,268,070

HEALTHCARE-PRODUCTS – 1.5%
Hologic, Inc.*	8,996	611,098
Sirona Dental Systems, Inc.*	18,000	605,520

		$1,216,618

HEALTHCARE-SERVICES – 1.1%
Psychiatric Solutions Inc.*	22,000	871,200

INDEPENDENT POWER PRODUCERS & ENERGY – 1.0%
AES Corp.*	38,000	813,580

INSURANCE – 3.8%
Ambac Financial Group, Inc.	13,000	478,790
American International Group, Inc.	28,000	1,767,360
Lincoln National Corp.	12,700	792,099

		$3,038,249

INTERNET SOFTWARE & SERVICES – 4.0%
eBay, Inc.*	12,400	447,640
Google Inc. Class A*	3,300	2,333,100

(MTB Large Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	63

MTB Large Cap Growth Fund (concluded)

Description	Number of Shares	Market Value

Yahoo, Inc.*	13,500	$419,850

		$3,200,590

MACHINERY-CONSTRUCTION & MINING – 1.1%
Joy Global, Inc.	15,300	888,318

MACHINERY-DIVERSIFIED – 1.6%
Cummins, Inc.	2,900	347,884
Rockwell Automation, Inc.	13,700	943,656

		$1,291,540

METALS & MINING – 0.8%
Cia Vale Do Rio Doce	16,000	602,880

MISCELLANEOUS MANUFACTURING – 3.5%
3M Co.	5,300	457,708
General Electric Co.	56,200	2,313,192

		$2,770,900

OIL & GAS – 11.7%
Chevron Corp.	9,600	878,496
ConocoPhillips	7,000	594,720
Devon Energy Corp.	10,300	962,020
ENSCO International, Inc.	10,800	599,292
Exxon Mobil Corp.	58,400	5,372,217
Southwestern Energy Co.*	13,500	698,355
XTO Energy, Inc.	3,100	205,778

		$9,310,878

OIL & GAS SERVICES – 1.7%
Schlumberger Ltd.	8,600	830,502
Weatherford International Ltd.*	8,600	558,226

		$1,388,728

PHARMACEUTICALS – 4.6%
Abbott Laboratories	6,800	371,416
Eli Lilly & Co.	6,600	357,390
Express Scripts, Inc.*	11,000	694,100
Gilead Sciences, Inc.*	11,000	508,090
Pfizer, Inc.	40,100	986,861
Wyeth	15,000	729,450

		$3,647,307

RETAIL – 8.2%
Abercrombie & Fitch Co.	8,000	633,600
Home Depot, Inc.	25,000	787,750
Kohl’s Corp.*	15,500	852,035

Description	Number of Shares or Par Value	Market Value

Lowe’s Cos., Inc.	30,000	$806,700
Macy’s, Inc.	29,500	944,885
Penney (J.C.) Co., Inc.	10,000	562,400
Target Corp.	11,800	724,048
Wal-Mart Stores, Inc.	26,800	1,211,628

		$6,523,046

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.7%
Advanced Micro Devices, Inc.*	23,600	308,688
Broadcom Corp., Class A*	16,000	520,800
Intel Corp.	29,100	782,790
Texas Instruments, Inc.	16,500	537,900

		$2,150,178

SOFTWARE – 7.3%
Allscripts Healthcare Solutions, Inc.*	38,000	1,052,600
Cerner Corp.*	13,300	792,148
Citrix Systems, Inc.*	13,200	567,468
Microsoft Corp.	51,000	1,877,310
Oracle Corp.*	40,000	886,800
THQ, Inc.*	23,000	623,070

		$5,799,396

TRANSPORTATION – 0.8%
United Parcel Service, Inc.	8,000	600,800

TOTAL COMMON STOCKS (COST $67,342,931)		$78,063,246

[1,6]MUTUAL FUND – 1.9%
MTB Money Market Fund, Corporate Shares, 4.74%	$12,446	12,446
MTB Prime Money Market Fund, Institutional Shares, 4.89%	1,496,576	1,496,576

TOTAL MUTUAL FUND (COST $1,509,022)		$1,509,022

TOTAL INVESTMENTS – 100.1% (COST $68,851,953)		$79,572,268

OTHER ASSETS LESS LIABILITIES – (0.1%)		$(43,576)

TOTAL NET ASSETS – 100.0%		$79,528,692

See Notes to Portfolios of Investments

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

64	PORTFOLIOS OF INVESTMENTS

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Multi Cap Growth Fund

At October 31, 2007, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Oil & Gas	9.9%
Software	8.8%
Retail	8.3%
Computers	5.4%
Diversified Financial Services	4.6%
Pharmaceuticals	4.6%
Communications Equipment	4.1%
Health Care Products	3.6%
Insurance	3.2%
Semiconductor	3.2%
Engineering & Construction	2.8%
Internet	2.8%
Miscellaneous Manufacturing	2.7%
Health Care Equipment & Supplies	2.6%
Oil, Gas Service	2.4%
Biotechnology	2.3%
Cosmetics & Toiletries	2.3%
Beverages	2.0%
Machinery – Diversified	2.0%
Health Care Services	1.9%
Cash Equivalents[2]	1.7%
Iron/Steel	1.5%
Machinery Construction & Mining	1.4%
Agriculture	1.3%
Transportation	1.2%
Aerospace & Defense	1.0%
Health Care Providers & Services	1.0%
Coal	0.9%
Commercial Banks	0.9%
Food Products	0.8%
Metals & Mining	0.8%
Telecommunications	0.8%
Apparel	0.7%
Independent Power Producers & Energy	0.6%
Real Estate Investment Trusts	0.6%
Electronic Equipment & Instruments	0.5%
General Contractors & Operative	0.5%
Catalog & Mail Order House	0.4%
Electronics	0.4%
Environment Control	0.4%
Hand/Machine Tools	0.4%
Metal Fabricate/Hardware	0.4%

(MTB Multi Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

65

MTB Multi Cap Growth Fund (continued)

STOCKS	Percentage of Total Net Assets
Auto Parts & Equipment	0.3%
Distribution/Wholesale	0.2%
Electrical Components & Equipment	0.2%
Entertainment & Leisure	0.2%
Shipping	0.2%
Advertising Agencies	0.1%
Business Services	0.1%
Chemicals	0.1%
Commercial Services & Supplies	0.1%
Educational Services	0.1%
Energy	0.1%
Financial Services	0.1%
Home Builders	0.1%
Home Furnishings	0.1%
Lodging	0.1%
Management Services	0.1%
Medical Instruments & Supplies	0.1%
Packaging & Containers	0.1%
Research & Testing Service	0.1%
Restaurants	0.1%
Diversified Telecommunication Services	0.0%
Warrants	0.0%
Other Assets and Liabilities — Net[3]	(0.3)%
TOTAL	100%

(1)	Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2)	Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

COMMON STOCKS – 98.6%

ADVERTISING AGENCIES – 0.1%
Valueclick, Inc.*	1,500	$40,785

AEROSPACE & DEFENSE – 1.0%
BE Aerospace, Inc.*	800	39,768
Boeing Co.	1,100	108,449
Limco-Piedmont, Inc.*	2,400	34,896
United Technologies Corp.	2,500	191,475

		$374,588

AGRICULTURE – 1.3%
Altria Group, Inc.	6,500	474,045

Description	Number of Shares	Market Value

APPAREL – 0.7%
Coach, Inc.*	5,300	$193,768
Deckers Outdoor Corp.*	200	27,958
Gildan Activewear, Inc.*	700	31,451

		$253,177

AUTO PARTS & EQUIPMENT – 0.3%
Cooper Tire & Rubber Co.	1,300	28,964
LKQ Corp.*	700	26,992
Titan International, Inc.	1,500	45,390

		$101,346

(MTB Multi Cap Growth Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

66	PORTFOLIOS OF INVESTMENTS

MTB Multi Cap Growth Fund (continued)

Description	Number of Shares	Market Value

BEVERAGES – 2.0%
Coca-Cola Co.	4,200	$259,392
PepsiCo, Inc.	6,200	457,064

		$716,456

BIOTECHNOLOGY – 2.3%
Alexion Pharmaceuticals, Inc.*	200	15,300
Amgen, Inc.*	5,800	337,038
Genentech, Inc.*	2,100	155,673
Illumina, Inc.*	450	25,268
Invitrogen Corp.*	1,300	118,131
Lifecell Corp.*	400	17,624
Martek Biosciences Corp*	1,500	45,825
Myriad Genetics, Inc.*	400	22,144
PDL BioPharma Inc*	3,400	72,080
Xenoport Inc.	250	12,270

		$821,353

BUSINESS SERVICES – 0.1%
Mercadolibre, Inc.*	400	17,872
Sotheby’s Holdings	500	27,085

		$44,957

CATALOG & MAIL-ORDER HOUSES – 0.4%
eBay, Inc.*	3,700	133,570

CHEMICALS – 0.1%
Agrium, Inc.	400	25,428
Zoltek Cos., Inc.*	400	17,700

		$43,128

COAL – 0.9%
Massey Energy Co.	900	28,512
Peabody Energy Corp.	5,100	284,325

		$312,837

COMMERCIAL BANKS – 0.9%
Wachovia Corp.	3,400	155,482
Zions Bancorp	2,700	159,597

		$315,079

COMMERCIAL SERVICES & SUPPLIES – 0.1%
Moody’s Corp.	900	39,348

COMMUNICATIONS EQUIPMENT – 4.1%
Cisco Systems, Inc.*	17,800	588,468
Corning, Inc.	10,700	259,689
Harris Corp.	5,000	302,800
Qualcomm, Inc.	8,100	346,113

		$1,497,070

Description	Number of Shares	Market Value

COMPUTERS – 5.4%
Apple, Inc.*	1,500	$284,925
Cognizant Technology Solutions Corp.*	2,000	82,920
Dell, Inc.*	7,500	229,500
Electron for Imaging*	3,700	84,360
EMC Corp. (Mass)*	9,000	228,510
Foundry Networks, Inc.*	2,300	48,622
Hewlett-Packard Co.	2,000	103,360
IBM Corp.	4,500	522,540
Network Appliance, Inc.*	8,700	273,963
Seagate Technology	2,800	77,952
Western Digital Corp.*	900	23,328

		$1,959,980

COSMETICS & TOILETRIES – 2.3%
Colgate-Palmolive Co.	1,400	106,778
Procter & Gamble Co.	10,400	723,008

		$829,786

DISTRIBUTION/WHOLESALE – 0.2%
Fastenal Co.	1,900	84,512

DIVERSIFIED FINANCIAL SERVICES – 4.6%
Affiliated Managers Group Inc.*	1,200	157,860
American Express Co.	3,300	201,135
CIT Group, Inc.	9,000	317,160
Eaton Vance Corp.	3,100	155,093
Evercore Partners, Inc. Class A	600	15,558
Interactive Brokers Group, Inc.*	800	23,096
InterContinentalExchange, Inc.*	2,300	409,859
Morgan Stanley	3,200	215,232
Nasdaq Stock Market, Inc.*	1,000	46,700
National Financial Partners Corp.	500	27,335
Piper Jaffray Companies*	1,200	61,680
Stifel Financial Corp.*	800	45,400

		$1,676,108

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.0%
Research In Motion Ltd.*	150	17,663

EDUCATIONAL SERVICES – 0.1%
Capella Education Company*	400	24,800
Learning Tree International, Inc.*	600	13,218
New Oriental Education and Technology*	200	17,904

		$55,922

ELECTRICAL COMPONENTS & EQUIPMENT – 0.2%
Belden CDT, Inc.	400	23,308

(MTB Multi Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	67

MTB Multi Cap Growth Fund (continued)

Description	Number of Shares	Market Value

Composite Technology Corp.*	10,000	$20,900
Universal Display Corp.*	900	16,875

		$61,083

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.5%
Thermo Fisher Scientific Inc.*	3,300	194,073

ELECTRONICS – 0.4%
Arrow Electronics, Inc.*	500	19,990
Dolby Laboratories, Inc. Class A*	600	24,876
Flir Systems, Inc.*	700	48,573
OYO Geospace Corp.*	200	21,638
Thomas & Betts Corp.*	400	22,404

		$137,481

ENERGY – 0.1%
SunPower Corp.*	200	25,292

ENGINEERING & CONSTRUCTION – 2.8%
Aecom Technology Corp.*	1,000	33,770
Chicago Bridge & Iron Co.NV	450	22,500
Emcor Group, Inc.*	800	27,544
ENGlobal Corp.*	2,400	33,312
Foster Wheeler Ltd.*	3,250	481,813
McDermott Intl, Inc.*	5,600	341,936
Perini Corp.*	200	11,470
Shaw Group, Inc.*	800	59,680

		$1,012,025

ENTERTAINMENT & LEISURE – 0.2%
Bally Technologies, Inc.*	600	24,198
Great Wolf Resorts, Inc.*	2,900	37,874
Vail Resorts, Inc.*	400	24,276

		$86,348

ENVIRONMENTAL CONTROL – 0.4%
Darling International, Inc.*	3,600	36,216
Waste Connections, Inc.*	3,300	111,573

		$147,789

FINANCIAL SERVICES – 0.1%
Amex Financial Select Spdr	1,400	47,222

FOOD PRODUCTS – 0.8%
Hershey Co.	3,000	129,330
Kraft Foods, Inc.	5,000	167,050

		$296,380

GENERAL CONTRACTORS & OPERATIVE – 0.5%
Quanta Services, Inc.*	5,100	168,300

Description	Number of Shares	Market Value

HAND/MACHINE TOOLS – 0.4%
Kennametal, Inc.	1,600	$145,936

HEALTH CARE EQUIPMENT & SUPPLIES – 2.6%
Johnson & Johnson	9,500	619,115
Zimmer Holdings, Inc.*	4,800	333,552

		$952,667

HEALTH CARE PROVIDERS & SERVICES – 1.0%
UnitedHealth Group, Inc.	7,600	373,540

HEALTHCARE-PRODUCTS – 3.6%
Align Technology, Inc.*	1,200	24,840
AngioDynamics, Inc.*	1,700	34,000
Arthrocare Corp.*	200	12,968
Cepheid, Inc.*	1,300	33,644
Densply International, Inc.	2,900	120,292
Gen-Probe, Inc.*	700	49,014
Hologic, Inc.*	5,552	377,147
Immucor, Inc.*	400	12,900
Intuitive Surgical, Inc.*	600	196,122
Inverness Medical Innovations Inc.*	500	30,045
Luminex Corp.*	1,500	23,910
Resmed, Inc.*	2,300	95,289
Sirona Dental Systems, Inc.*	8,450	284,258
SonoSite, Inc.*	600	20,974
Thermage, Inc.*	1,311	9,479

		$1,324,882

HEALTHCARE-SERVICES – 1.9%
Amedisys, Inc.*	500	21,225
Health Net, Inc.*	1,100	58,971
Icon Plc. ADR*	300	17,400
Pediatrix Medical Group Inc.*	1,900	124,450
Psychiatric Solutions Inc.*	11,400	451,440
Trizetto Group, Inc.*	1,100	17,974

		$691,460

HOME BUILDERS – 0.1%
Toll Brothers, Inc.*	1,350	30,929

HOME FURNISHINGS – 0.1%
Tempur-Pedic International, Inc.	700	25,009

INDEPENDENT POWER PRODUCERS & ENERGY – 0.6%
AES Corp.*	10,800	231,228

INSURANCE – 3.2%
Ambac Financial Group, Inc.	3,600	132,588
American International Group, Inc.	8,000	504,960

(MTB Multi Cap Growth Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

68	PORTFOLIOS OF INVESTMENTS

MTB Multi Cap Growth Fund (continued)

Description	Number of Shares	Market Value

Fidelity National Financial, Inc.	1,400	$21,546
Hanover Insurance Group, Inc.	500	23,035
HCC Insurance Holdings, Inc.	3,500	104,615
Lincoln National Corp.	4,400	274,428
Platinum Underwriters Holdings Ltd.	800	28,800
ProAssurance Corp.*	1,600	88,224

		$1,178,196

INTERNET – 2.8%
Audible, Inc.*	800	10,552
F5 Networks, Inc.*	2,500	90,075
Google Inc. Class A*	900	636,300
Internap Network Services Corp.*	1,700	28,322
McAfee, Inc.*	1,100	45,485
Navisite, Inc.*	2,600	28,262
Priceline.com, Inc.*	250	23,275
Sohu.com, Inc.*	200	11,982
Telecommunications SYS, Inc.*	1,600	6,768
Yahoo, Inc.*	4,000	124,400

		$1,005,421

IRON/STEEL – 1.5%
Carpenter Technology Corp.	100	14,491
Cleveland-Cliffs, Inc.	1,850	176,953
Cia Vale Rio Doce	4,800	180,864
Gerdau Ameristeel Corp.	1,800	23,238
Steel Dynamics, Inc.	2,800	149,016

		$544,562

LODGING – 0.1%
Monarch Casino & Resort, Inc.*	1,100	33,649

MACHINERY-CONSTRUCTION & MINING – 1.4%
Bucyrus International, Inc.	400	33,000
Joy Global, Inc.	8,000	464,480

		$497,480

MACHINERY-DIVERSIFIED – 2.0%
AGCO Corp.*	175	10,444
Chart Industries, Inc.*	700	22,960
Cummins, Inc.	1,600	191,936
Graco, Inc.	3,400	133,824
Rockwell Automation, Inc.	5,500	378,840

		$738,004

MANAGEMENT SERVICES – 0.1%
Hill International, Inc.*	3,200	32,800

MEDICAL INSTRUMENTS & SUPPLIES – 0.1%
Integra Lifesciences Holdings Corp.*	500	24,235

Description	Number of Shares	Market Value

METAL FABRICATE/HARDWARE – 0.4%
Haynes International, Inc.*	1,475	$129,092
Ladish Co., Inc.*	500	22,945
Valmont Industries, Inc.	100	9,572

		$161,609

METALS & MINING – 0.8%
Century Aluminium Co.*	800	46,552
Iamgold Corp.*	2,700	23,679
Precision Castparts Corp.	1,100	164,791
Silver Wheaton Corp.*	1,900	32,053
U.S. Gold Corp.*	4,300	20,081

		$287,156

MISCELLANEOUS MANUFACTURING – 2.7%
3M Co.	1,500	129,540
General Electric Co.	16,000	658,560
Harsco Corp.	3,200	193,984

		$982,084

OIL & GAS – 9.9%
Chevron Corp.	2,900	265,379
Comstock Resources, Inc.*	550	20,103
ConocoPhillips	2,000	169,920
Denbury Resources, Inc.*	2,800	158,480
Devon Energy Corp.	3,200	298,880
ENSCO International, Inc.	4,600	255,254
Equitable Resources, Inc.	700	39,424
Exxon Mobil Corp.	17,000	1,563,829
Holly Corp.	400	25,120
Interoil Corp.*	600	13,176
Newfield Exploration Co.*	1,700	91,528
Noble Energy, Inc.	2,200	168,388
Oil States International, Inc.*	600	25,914
Petrohawk Energy Corp.*	1,400	25,900
Pioneer Natural Resources Co.	900	45,918
Southwestern Energy Co.*	5,900	305,207
XTO Energy, Inc.	2,100	139,398

		$3,611,818

OIL & GAS SERVICES – 2.4%
Cameron Intl Corp.*	1,000	97,360
Grant Prideco, Inc.*	2,300	113,068
Ion Geophysical Corp.*	1,400	21,210
Matrix Service Co.*	1,650	48,659
Mitcham Industries, Inc.*	1,600	34,784
Schlumberger Ltd.	2,600	251,082
Weatherford International Ltd.*	4,400	285,604

(MTB Multi Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	69

MTB Multi Cap Growth Fund (continued)

Description	Number of Shares	Market Value

Willbros Group, Inc.*	700	$26,789

		$878,556

PACKAGING & CONTAINERS – 0.1%
Pactiv Corp.*	1,200	32,964

PHARMACEUTICALS – 4.6%
Abbott Laboratories	2,100	114,702
Alkermes, Inc.*	700	11,340
BioMarin Pharmaceutical, Inc.*	800	22,184
Cephalon Inc*	800	58,992
Cubist Pharmaceuticals, Inc.*	800	18,720
Eli Lilly & Co.	1,900	102,885
Express Scripts, Inc.*	4,800	302,879
Gilead Sciences, Inc.*	3,300	152,427
Indevus Pharmaceuticals, Inc.*	1,930	14,861
Medicis Pharmaceutical Corp.	700	20,783
MGI Pharma, Inc.*	600	19,548
Onyx Pharmaceuticals, Inc.*	300	14,013
OSI Pharmaceuticals, Inc.*	400	16,628
Perrigo Co.	5,600	132,776
Pfizer, Inc.	11,500	283,015
Pharmaceutical Product Development, Inc.	3,900	164,736
United Therapeutics Corp.*	150	10,266
Wyeth	4,300	209,109

		$1,669,864

REAL ESTATE INVESTMENT TRUSTS – 0.6%
Capital Resource Inc.	3,644	66,394
Digital Realty Trust, Inc.	900	39,591
Prologis	1,500	107,610

		$213,595

RESEARCH & TESTING SERVICES – 0.1%
Parexel International Corp.*	500	23,000

RESTAURANTS – 0.1%
Chipotle Mexican Grill, Inc. Class B*	200	24,664
Jack in the Box, Inc.*	400	12,548

		$37,212

RETAIL – 8.3%
Abercrombie & Fitch Co.	4,200	332,640
American Eagle Outfitters, Inc.	4,950	117,711
Brinker International, Inc.	2,800	71,092
Brown Shoe Company, Inc.	1,300	26,520
Cache, Inc.*	5,000	78,300
Dollar Tree Stores, Inc.*	600	22,980
GameStop Corp. Class A*	4,400	260,568
Home Depot, Inc.	7,500	236,325

Description	Number of Shares	Market Value

Kohl’s Corp.*	4,500	$247,365
Lowe’s Cos., Inc.	8,800	236,632
Macy’s, Inc.	8,600	275,458
Nordstrom, Inc.	2,100	82,824
Penney (J.C.) Co., Inc.	3,300	185,592
Reitmans Ltd. Class A	4,200	85,543
Ross Stores, Inc.	1,800	48,636
Target Corp.	3,500	214,760
Tim Hortons, Inc.	1,000	37,900
Urban Outfitters, Inc.*	1,300	32,851
Wal-Mart Stores, Inc.	7,800	352,637
Williams-Sonoma, Inc.	2,100	66,024

		$3,012,358

SEMICONDUCTORS – 3.2%
Advanced Micro Devices, Inc.*	7,600	99,408
Atheros Communications, Inc.*	1,100	38,610
Broadcom Corp. Class A*	4,600	149,730
Intel Corp.	8,700	234,030
MEMC Electronic Materials, Inc.*	1,100	80,542
Microchip Technology, Inc.	1,700	56,389
ON Semiconductor Corp.*	5,200	53,040
Oti ON Track Innovations Ltd	900	4,905
PMC-Sierra, Inc.*	10,900	98,209
RF Micro Devices, Inc.*	15,200	94,544
Silicon Motion Technology Corp.*	700	17,500
Skyworks Solutions, Inc.*	3,300	30,426
Texas Instruments, Inc.	4,700	153,220
Zoran Corp.*	1,600	40,800

		$1,151,353

SHIPPING – 0.2%
Dryships, Inc.	425	50,091
Genco Shipping & Trading Ltd.	600	43,134

		$93,225

SOFTWARE – 8.8%
Activision, Inc.*	8,800	208,120
Allscripts Healthcare Solutions, Inc.*	17,700	490,290
Ansys, Inc.*	4,900	190,169
Aspen Technology, Inc.*	2,300	40,112
Autodesk, Inc.*	2,000	97,800
Broadridge Financial Solutions, Inc.	4,800	96,000
Cerner Corp.*	6,400	381,184
Citrix Systems, Inc.*	5,900	253,641
Fidelity National Information Services, Inc.	897	41,370
IMS Health, Inc.	1,500	37,815
Intuit, Inc.*	2,500	80,425

(MTB Multi Cap Growth Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

70	PORTFOLIOS OF INVESTMENTS

MTB Multi Cap Growth Fund (concluded)

Description	Number of Shares	Market Value

Lawson Software, Inc.*	3,300	$37,257
Microsoft Corp.	15,000	552,149
Nuance Communications, Inc.*	1,200	26,532
Omnicell, Inc.*	1,100	29,040
Omniture, Inc.*	600	20,496
Oracle Corp.*	12,200	270,474
Salesforce.com, Inc.*	400	22,548
Synchronoss Technologies, Inc.*	600	24,000
THQ, Inc.*	10,700	289,863

		$3,189,285

TELECOMMUNICATIONS – 0.8%
Adtran, Inc.	3,700	89,059
Centennial Communications Corp. Ltd., ADR*	3,000	30,720
China Grentech Corp. Ltd., ADR*	1,100	11,077
Equinix, Inc.*	450	52,497
Gilat Satellite Networks Ltd.*	3,400	37,842
JDS Uniphase Corp.*	2,200	33,572
Sierra Wireless, Inc.*	800	18,000

		$272,767

TRANSPORTATION – 1.2%
C.H. Robinson Worldwide	1,700	84,864
Expeditor Intl Wash Inc.	3,200	162,080
Hub Group, Inc. Class A*	500	12,685
United Parcel Service, Inc.	2,200	165,220

		$424,849

TOTAL COMMON STOCKS (COST $29,735,950)		$35,839,396

WARRANTS – 0.0%
Calypte Biomedical Corp., Warrants*, held in escrow	488,542	0

TOTAL WARRANTS (COST $0)

Description	Par Value	Market Value

MUTUAL FUNDS – 1.7%
[1]Dreyfus Cash Management Fund, Institutional Shares, 5.06%	$5,366	$5,366
iShares Russell 2000 Growth Index Fund	1,700	152,065
Powershares QQQ	900	49,053
[1,6]MTB Money Market Fund, Corporate Shares, 4.74%	944	944
[1,6]MTB Prime Money Market Fund, Corporate Shares, 4.89%	409,276	$409,276

TOTAL MUTUAL FUNDS (COST $616,704)		$616,704

TOTAL INVESTMENTS – 100.3% (COST $30,352,654)		$36,456,100

OTHER ASSETS LESS LIABILITIES – (0.3%)		$(105,854)

TOTAL NET ASSETS – 100.0%		$36,350,246

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	71

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Mid Cap Stock Fund

At October 31, 2007, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Insurance	8.3%
Oil & Gas	8.2%
Retail	6.6%
Software	5.6%
Diversified Financial Services	4.3%
Electric	4.3%
Computers	3.9%
Healthcare – Products	3.7%
Miscellaneous Manufacturing	3.6%
Chemicals	3.5%
Commercial Banks	3.1%
Machinery Diversified	3.0%
Real Estate Investment Trusts	2.5%
Iron/Steel	2.2%
Pharmaceuticals	2.1%
Engineering & Construction	2.0%
Transportation	2.0%
Commercial Services & Supplies	1.9%
Healthcare – Services	1.9%
Oil & Gas Services	1.8%
Telecommunications	1.8%
Semiconductors	1.5%
Biotechnology	1.3%
Auto Parts & Equipment	1.2%
Forest & Paper Products	1.2%
Aerospace & Defense	1.1%
Communications Equipment	1.1%
Electronics	1.1%
Beverages	1.0%
Food Products	1.0%
Hand/Machine Tools	1.0%
Toy/Games/Hobbies	1.0%
Food & Staple Retailing	0.9%
Mining	0.9%
Distribution/Wholesale	0.8%
Home Furnishings	0.8%
Machinery – Construction & Mining	0.8%
Apparel	0.7%
Internet	0.7%
Building Materials	0.6%
Media	0.6%
Metal Fabricate/Hardware	0.6%

(MTB Mid Cap Stock Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

72

MTB Mid Cap Stock Fund (continued)

STOCKS	Percentage of Total Net Assets
Office Furnishings	0.6%
Agricultural	0.5%
Coal	0.5%
Environmental Control	0.5%
Gas	0.4%
Airlines	0.3%
Home Builders	0.2%
Household Products/Wares	0.2%
Leisure Time	0.2%
Cash Equivalents[2]	0.6%
Other Assets and Liabilities — Net[3]	(0.2)%
TOTAL	100%

(1)	Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2)	Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

COMMON STOCKS – 99.6%

AEROSPACE & DEFENSE – 1.1%
Goodrich (B.F.) Co.	4,800	$334,368
Precision Castparts Corp.	7,600	1,138,556

		$1,472,924

AGRICULTURE – 0.5%
Reynolds American, Inc.	9,400	605,642

AIRLINES – 0.3%
Alaska Air Group, Inc.*	9,300	236,220
ExpressJet Holdings, Inc.*	35,700	118,524

		$354,744

APPAREL – 0.7%
Coach, Inc.*	16,200	592,272
Jones Apparel Group, Inc.	17,200	360,168

		$952,440

AUTO PARTS & EQUIPMENT – 1.2%
Autoliv, Inc.	20,500	1,295,190
Goodyear Tire & Rubber Co.*	10,400	313,560

		$1,608,750

BEVERAGES – 1.0%
PepsiAmericas, Inc.	10,600	378,632
The Pepsi Bottling Group, Inc.	21,800	939,144

		$1,317,776

Description	Number of Shares	Market Value

BIOTECHNOLOGY – 1.3%
Invitrogen Corp.*	9,100	$826,917
Martek Biosciences Corp*	10,700	326,885
PDL BioPharma Inc*	24,200	513,040

		$1,666,842

BUILDING MATERIALS – 0.6%
Masco Corp.	31,200	751,296

CHEMICALS – 3.5%
Chemtura Corp.	46,000	428,720
Eastman Chemical Co.	18,100	1,205,279
PPG Industries, Inc.	15,600	1,165,944
RPM International, Inc.	28,700	615,041
Sherwin-Williams Co.	9,700	620,024
Spartech Corp.	16,800	258,216
Valspar Corp.	10,400	260,312

		$4,553,536

COAL – 0.5%
Peabody Energy Corp.	12,200	680,150

COMMERCIAL BANKS – 3.1%
Banco Latinoamericano de Exportaciones, S.A., Class E (Panama)	20,000	389,400
Comerica, Inc.	25,000	1,167,000
Huntington Bancshares, Inc.	43,300	775,503
KeyCorp	36,100	1,027,045

(MTB Mid Cap Stock Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	73

MTB Mid Cap Stock Fund (continued)

Description	Number of Shares	Market Value

Popular, Inc.	16,500	$174,075
UnionBanCal Corp.	10,300	556,303

		$4,089,326

COMMERCIAL SERVICES & SUPPLIES – 1.9%
Kelly Services, Inc. Class A	16,200	340,686
Moody’s Corp.	6,400	279,808
Pharmaceutical Product Development, Inc.	23,700	1,001,088
Quanta Services, Inc.*	23,600	778,800
Travelcenters OF AMERICA-W/I*	2,470	64,220

		$2,464,602

COMMUNICATIONS EQUIPMENT – 1.1%
Harris Corp.	22,800	1,380,768

COMPUTERS – 3.9%
Cognizant Technology Solutions Corp.*	15,000	621,900
Computer Sciences Corp.*	24,608	1,436,861
Electron for Imaging*	22,400	510,720
Lexmark International Group, Class A*	9,200	386,308
Seagate Technology	55,700	1,550,688
Western Digital Corp.*	22,600	585,792

		$5,092,269

DISTRIBUTION/WHOLESALE – 0.8%
Fastenal Co.	13,600	604,928
Ingram Micro, Inc. Class A*	21,700	460,908

		$1,065,836

DIVERSIFIED FINANCIAL SERVICES – 4.3%
Affiliated Managers Group*	8,100	1,065,555
AmeriCredit Corp.*	17,200	242,692
Bear Stearns Cos., Inc.	7,300	829,280
CIT Group, Inc.	37,200	1,310,928
Eaton Vance Corp.	18,300	915,549
InterContinentalExchange, Inc.*	4,100	730,620
Piper Jaffray Companies*	9,100	467,740

		$5,562,364

ELECTRIC – 4.3%
Alliant Energy Corp.	14,100	564,000
American Electric Power Co., Inc.	14,700	708,687
Edison International	8,700	505,905
Pinnacle West Capital Corp.	18,700	755,480
PNM Resources, Inc.	34,200	855,342
Puget Energy, Inc.	33,600	949,200
TECO Energy	23,700	398,871

Description	Number of Shares	Market Value

Xcel Energy, Inc.	40,700	$917,785

		$5,655,270

ELECTRONICS – 1.1%
Cymer, Inc.*	8,600	365,500
Sanmina-SCI Corp.*	101,700	224,757
Technitrol, Inc.	13,500	397,035
Vishay Intertechnology, Inc.*	37,900	477,161

		$1,464,453

ENGINEERING & CONSTRUCTION – 2.0%
Foster Wheeler Ltd.*	9,500	1,408,375
McDermott Intl, Inc.*	19,000	1,160,140

		$2,568,515

ENVIRONMENTAL CONTROL – 0.5%
Waste Connections, Inc.*	18,300	618,723

FOOD & STAPLE RETAILING – 0.9%
SUPERVALU, Inc.	28,642	1,109,878

FOOD PRODUCTS – 1.0%
Del Monte Foods Co.	66,600	688,644
Sanderson Farms, Inc.	8,200	285,360
Seaboard Corp.	200	326,400

		$1,300,404

FOREST PRODUCTS & PAPER – 1.2%
International Paper Co.	27,900	1,031,184
MeadWestvaco Corp.	2,500	84,100
Potlatch Corp.	8,300	395,578

		$1,510,862

GAS – 0.4%
WGL Holdings, Inc.	14,900	505,408

HAND/MACHINE TOOLS – 1.0%
Black & Decker	6,700	602,397
Kennametal, Inc.	7,900	720,559

		$1,322,956

HEALTHCARE-PRODUCTS – 3.7%
Densply International, Inc.	20,400	846,192
Gen-Probe, Inc.*	4,800	336,096
Hologic, Inc.*	16,664	1,131,986
Intuitive Surgical, Inc.*	4,000	1,307,480
Resmed, Inc.*	13,700	567,591
Sirona Dental Systems, Inc.*	17,500	588,700

		$4,778,045

HEALTHCARE-SERVICES – 1.9%
Health Net, Inc.*	7,400	396,714

(MTB Mid Cap Stock Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

74	PORTFOLIOS OF INVESTMENTS

MTB Mid Cap Stock Fund (continued)

Description	Number of Shares	Market Value

Pediatrix Medical Group*	11,900	$779,450
Psychiatric Solu*	25,500	1,009,800
Universal Health Services, Inc. Class B	5,000	243,750

		$2,429,714

HOME BUILDERS – 0.2%
Beazer Homes USA, Inc.	7,800	87,594
Toll Brothers, Inc.*	9,550	218,791

		$306,385

HOME FURNISHINGS – 0.8%
American Woodmark Corp.	13,200	334,752
Ethan Allen Interiors, Inc.	9,800	302,428
Whirlpool Corp.	4,400	348,392

		$985,572

HOUSEHOLD PRODUCTS/WARES – 0.2%
Blyth, Inc.	12,700	242,443

INSURANCE – 8.3%
Assurant, Inc.	9,300	543,492
CIGNA Corp.	8,100	425,169
Cincinnati Financial Corp.	24,465	973,218
Everest Re Group Ltd. (Bermuda)	5,200	554,008
Genworth Financial, Inc.	23,900	652,470
HCC Insurance Holdings, Inc.	24,300	726,327
Lincoln National Corp.	19,700	1,228,689
Loews Corp.	9,900	485,991
MBIA, Inc.	7,700	331,408
Nationwide Financial Services, Inc. Class A	24,000	1,287,599
Principal Financial Group	8,600	581,962
ProAssurance Corp.*	11,000	606,540
Radan Group, Inc.	7,100	89,389
SAFECO Corp.	21,000	1,215,900
Unitrin, Inc.	13,200	611,292
XL Capital Ltd., Class A	6,300	453,285

		$10,766,739

INTERNET – 0.7%
F5 Networks, Inc.*	12,600	453,978
McAfee, Inc.*	7,900	326,665
Valueclick, Inc.*	5,300	144,107

		$924,750

IRON/STEEL – 2.2%
Cleveland-Cliffs, Inc.	9,400	899,110
Nucor Corp.	9,200	570,584
Steel Dynamics, Inc.	14,100	750,402
United States Steel Corp.	5,500	593,450

		$2,813,546

Description	Number of Shares	Market Value

LEISURE TIME – 0.2%
Brunswick Corp.	13,900	$310,109

MACHINERY-CONSTRUCTION & MINING – 0.8%
Joy Global, Inc.	17,750	1,030,565

MACHINERY-DIVERSIFIED – 3.0%
Cummins, Inc.	11,600	1,391,536
Graco, Inc.	23,800	936,768
NACCO Industries, Inc. Class A	6,000	621,540
Rockwell Automation, Inc.	10,300	709,464
Tecumseh Products Co., Class A*	14,400	260,208

		$3,919,516

MEDIA – 0.6%
Gannett Co., Inc.	7,500	318,075
Tribune Co.*	10,741	325,023
Westwood One, Inc.*	38,800	83,032

		$726,130

METAL FABRICATE/HARDWARE – 0.6%
Haynes International, Inc.*	8,600	752,672

MINING – 0.9%
Freeport-McMoRan Copper & Gold, Inc.	10,100	1,188,568

MISCELLANEOUS MANUFACTURING – 3.6%
Crane Co.	17,500	830,200
Eastman Kodak Co.	20,700	593,262
EnPro Industries, Inc.*	11,700	479,817
Harsco Corp.	18,300	1,109,346
Parker-Hannifin Corp.	14,850	1,193,495
Tredegar Corp.	28,500	496,470

		$4,702,590

OFFICE FURNISHINGS – 0.6%
Steelcase, Inc. Class A	43,700	780,919

OIL & GAS – 8.2%
Denbury Resources, Inc.*	19,600	1,109,360
ENSCO International, Inc.	11,200	621,488
Hess Corp.	25,800	1,847,537
Marathon Oil Corp.	21,400	1,265,382
Newfield Exploration Co.*	12,600	678,384
Noble Energy, Inc.	15,200	1,163,408
Patterson-UTI Energy, Inc.	42,100	839,474
Pioneer Natural Resources, Inc.	6,600	336,732
Southwestern Energy Co.*	15,000	775,950
Sunoco, Inc.	20,200	1,486,720
XTO Energy, Inc.	8,366	555,335

		$10,679,770

(MTB Mid Cap Stock Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	75

MTB Mid Cap Stock Fund (concluded)

Description	Number of Shares	Market Value

OIL & GAS SERVICES – 1.8%
Cameron Intl Corp.*	6,900	$671,784
Grant Prideco, Inc.*	16,500	811,140
Weatherford International Ltd.*	14,200	921,722

		$2,404,646

PHARMACEUTICALS – 2.1%
Cephalon Inc*	5,400	398,196
Express Scripts, Inc.*	12,200	769,820
Forest Laboratories, Inc., Class A*	9,200	359,444
Mylan Laboratories, Inc.*	28,800	433,152
Perrigo Co.	32,800	777,688

		$2,738,300

REAL ESTATE INVESTMENT TRUSTS – 2.5%
CapitalSource Inc.	25,513	464,847
FelCor Lodging Trust, Inc.	35,300	739,182
First Industrial Realty Trust, Inc.	8,900	362,675
Hospitality Properties Trust	24,700	978,120
Prologis	10,600	760,444

		$3,305,268

RETAIL – 6.6%
Abercrombie & Fitch Co.	13,300	1,053,360
American Eagle Outfitters, Inc.	34,950	831,111
Bon-Ton Stores, Inc. (The)	8,700	153,990
Brinker International, Inc.	43,200	1,096,848
Cache, Inc.*	35,200	551,232
Darden Restaurants, Inc.	8,700	374,100
GameStop Corp.*	27,200	1,610,784
Nordstrom, Inc.	9,300	366,792
Penney (J.C.) Co., Inc.	16,000	899,840
Reitmans Ltd.	30,300	617,129
Ross Stores, Inc.	13,550	366,121
Urban Outfitters, Inc.*	9,100	229,957
Williams-Sonoma, Inc.	14,800	465,312

		$8,616,576

SEMICONDUCTORS – 1.5%
MEMC Electronic Materials, Inc.*	7,700	563,794
Microchip Technology, Inc.	11,600	384,772
MKS Instruments, Inc.*	16,400	329,312
PMC-Sierra, Inc.*	76,500	689,265

		$1,967,143

Description	Number of Shares or Par Value	Market Value

SOFTWARE – 5.6%
Activision, Inc.*	47,900	$1,132,835
Allscripts Healthcare Solutions, Inc.*	32,000	886,400
Ansys, Inc.*	26,200	1,016,822
Autodesk, Inc.*	14,000	684,600
Broadridge Financial Solutions, Inc.	21,700	434,000
Cerner Corp.*	14,700	875,532
Citrix Systems, Inc.*	14,500	623,355
Fidelity National Information Services, Inc.	6,944	320,257
IMS Health, Inc.	10,500	264,705
Intuit, Inc.*	17,800	572,626
THQ, Inc.*	14,800	400,932

		$7,212,064

TELECOMMUNICATIONS – 1.8%
Adtran, Inc.	17,400	418,818
Andrew Corp.*	36,300	532,158
CenturyTel, Inc.	22,600	995,530
RF Micro Devices, Inc.*	68,900	428,558

		$2,375,064

TOYS/GAMES/HOBBIES – 1.0%
Hasbro, Inc.	45,500	1,358,175

TRANSPORTATION – 2.0%
C.H. Robinson Worldwide	12,200	609,024
CSX Corp.	10,000	447,700
Expeditor Intl Wash Inc	22,400	1,134,560
YRC Worldwide, Inc.*	18,500	454,730

		$2,646,014

TOTAL COMMON STOCKS (COST $107,965,294)		$129,637,017

[1,6]MUTUAL FUNDS – 0.6%
MTB Prime Money Market Fund, Corporate Shares, 4.89% (COST $838,846)	$838,846	$838,846

TOTAL INVESTMENTS – 100.2% (COST $108,804,140)		$130,475,863

OTHER ASSETS LESS LIABILITIES – (0.2%)		$(217,920)

TOTAL NET ASSETS – 100.0%		$130,257,943

See Notes to Portfolios of Investments

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

76	PORTFOLIOS OF INVESTMENTS

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Mid Cap Growth Fund

At October 31, 2007, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Retail	13.0%
Software	11.2%
Oil & Gas	8.1%
Health Care Products	7.3%
Diversified Financial Services	5.7%
Engineering & Construction	4.0%
Oil & Gas Services	3.7%
Machinery Diversified	3.5%
Health Care Services	3.4%
Commercial Services	3.2%
Pharmaceuticals	3.0%
Insurance	2.7%
Transportation	2.7%
Biotechnology	2.6%
Computers	2.6%
Iron/Steel	2.6%
Semiconductors	2.5%
Communications Equipment	2.2%
Aerospace & Defense	1.8%
Miscellaneous Manufacturing	1.7%
Machinery – Construction & Mining	1.6%
Internet	1.4%
Telecommunications	1.3%
Metals Fabricate/Hardware	1.2%
Coal	1.1%
Hand/Machine Tools	1.1%
Distribution/Wholesale	1.0%
Environmental Control	1.0%
Apparel	0.9%
Home Builders	0.3%
Commercial Banks	0.0%
Cash Equivalents[2]	1.6%
TOTAL	100%

(1)	Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2)	Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(MTB Mid Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

77

MTB Mid Cap Growth Fund (continued)

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

COMMON STOCKS – 98.4%

AEROSPACE & DEFENSE – 1.8%
Precision Castparts Corp.	7,610	$1,140,054

APPAREL – 0.9%
Coach, Inc.*	16,000	584,960

BIOTECHNOLOGY – 2.6%
Invitrogen Corp.*	9,108	827,643
Martek Biosciences Corp*	10,572	322,975
PDL BioPharma Inc*	23,908	506,850

		$1,657,468

COAL – 1.1%
Peabody Energy Corp.	12,100	674,575

COMMERCIAL SERVICES – 3.2%
Moody’s Corp.	6,400	279,808
Pharmaceutical Product Development, Inc.	23,900	1,009,536
Quanta Services, Inc.*	23,300	768,900

		$2,058,244

COMMUNICATIONS EQUIPMENT – 2.2%
Harris Corp.	22,861	1,384,462

COMPUTERS – 2.6%
Cognizant Technology Solutions Corp.*	14,876	616,759
Electron for Imaging*	22,495	512,886
Seagate Technology	19,799	551,204

		$1,680,849

DISTRIBUTION/WHOLESALE – 1.0%
Fastenal Co.	13,606	605,195

DIVERSIFIED FINANCIAL SERVICES – 5.7%
Affiliated Managers Group Inc.*	8,238	1,083,709
CIT Group, Inc.	13,187	464,710
Eaton Vance Corp.	18,400	920,552
InterContinentalExchange, Inc.*	4,142	738,104
Piper Jaffray Companies*	9,000	462,600

		$3,669,675

ENGINEERING & CONSTRUCTION – 4.0%
Foster Wheeler Ltd.*	9,525	1,412,081
McDermott Intl, Inc.*	18,994	1,159,774

		$2,571,855

ENVIRONMENTAL CONTROL – 1.0%
Waste Connections, Inc.*	18,397	622,003

Description	Number of Shares	Market Value

HAND/MACHINE TOOLS – 1.1%
Kennametal, Inc.	8,000	$729,680

HEALTHCARE-PRODUCTS – 7.3%
Densply International, Inc.	20,314	842,625
Gen-Probe, Inc.*	4,700	329,094
Hologic, Inc.*	16,764	1,138,779
Intuitive Surgical, Inc.*	3,904	1,276,100
Resmed, Inc.*	13,300	551,019
Sirona Dental Systems, Inc.*	17,400	585,336

		$4,722,953

HEALTHCARE-SERVICES – 3.4%
Health Net, Inc.*	7,500	402,075
Pediatrix Medical Group Inc.*	11,800	772,900
Psychiatric Solutions*	25,506	1,010,038

		$2,185,013

HOME BUILDERS – 0.3%
Toll Brothers, Inc.*	9,444	216,362

INSURANCE – 2.7%
HCC Insurance Holdings, Inc.	24,116	720,827
Lincoln National Corp.	6,438	401,538
ProAssurance Corp.*	10,900	601,026

		$1,723,391

INTERNET – 1.4%
F5 Networks, Inc.*	12,700	457,581
McAfee, Inc.*	8,000	330,800
Valueclick, Inc.*	5,200	141,388

		$929,769

IRON/STEEL – 2.6%
Cleveland-Cliffs, Inc.	9,400	899,110
Steel Dynamics, Inc.	14,200	755,724

		$1,654,834

MACHINERY-CONSTRUCTION & MINING – 1.6%
Joy Global, Inc.	17,750	1,030,565

MACHINERY-DIVERSIFIED – 3.5%
Cummins, Inc.	5,200	623,792
Graco, Inc.	23,861	939,169
Rockwell Automation, Inc.	10,314	710,428

		$2,273,389

METAL FABRICATE/HARDWARE – 1.2%
Haynes International, Inc.*	8,600	752,672

(MTB Mid Cap Growth Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

78	PORTFOLIOS OF INVESTMENTS

MTB Mid Cap Growth Fund (concluded)

Description	Number of Shares	Market Value

MISCELLANEOUS MANUFACTURING – 1.7%
Harsco Corp.	18,394	$1,115,044

OIL & GAS – 8.1%
Denbury Resources, Inc.*	19,567	1,107,492
ENSCO International, Inc.	11,091	615,440
Newfield Exploration Co.*	12,501	673,054
Noble Energy, Inc.	15,235	1,166,086
Pioneer Natural Resources, Inc.	6,506	331,936
Southwestern Energy Co.*	14,827	767,001
XTO Energy, Inc.	8,228	546,175

		$5,207,184

OIL & GAS SERVICES – 3.7%
Cameron Intl Corp.*	6,900	671,784
Grant Prideco, Inc.*	16,357	804,110
Weatherford International Ltd.*	14,310	928,862

		$2,404,756

PHARMACEUTICALS – 3.0%
Cephalon Inc*	5,393	397,680
Express Scripts, Inc.*	12,126	765,151
Perrigo Co.	32,824	778,256

		$1,941,087

RETAIL – 13.0%
Abercrombie & Fitch Co.	13,300	1,053,360
American Eagle Outfitters, Inc.	34,599	822,764
Brinker International, Inc.	19,791	502,493
Cache, Inc.*	35,200	551,232
CapitalSource Inc.	25,577	466,013
GameStop Corp. Class A*	27,144	1,607,469
Nordstrom, Inc.	9,185	362,256
Penney (J.C.) Co., Inc.	10,300	579,272
Prologis	10,700	767,618
Reitmans Ltd.	29,900	608,982
Ross Stores, Inc.	13,400	362,068
Urban Outfitters, Inc.*	9,000	227,430
Williams-Sonoma, Inc.	14,652	460,659

		$8,371,616

SEMICONDUCTORS – 2.5%
MEMC Electronic Materials, Inc.*	7,663	561,085

Description	Number of Shares or Par Value	Market Value

Microchip Technology, Inc.	11,600	$384,772
PMC-Sierra, Inc.*	76,500	689,265

		$1,635,122

SOFTWARE – 11.2%
Activision, Inc.*	47,910	1,133,071
Allscripts Healthcare Solutions, Inc.*	32,000	886,400
Ansys, Inc.*	26,232	1,018,064
Autodesk, Inc.*	13,957	682,497
Broadridge Financial Solutions, Inc.	21,500	430,000
Cerner Corp.*	14,763	879,284
Citrix Systems, Inc.*	14,500	623,355
Fidelity National Information Services, Inc.	6,833	315,138
IMS Health, Inc.	10,331	260,445
Intuit Surgical Inc.*	17,900	575,843
THQ, Inc.*	14,700	398,223

		$7,202,320

TELECOMMUNICATIONS – 1.3%
Adtran, Inc.	17,200	414,004
RF Micro Devices, Inc.*	69,516	432,390

		$846,394

TRANSPORTATION – 2.7%
C.H. Robinson Worldwide Inc.	12,142	606,129
Expeditor Intl Wash Inc	22,388	1,133,952

		$1,740,081

TOTAL COMMON STOCKS (COST $46,949,927)		$63,331,572

WARRANTS – 0.0%

COMMERCIAL BANKS – 0.0%
Dime Bancorp Litigation Warrant*, expires on 12/26/50 (COST $0)	9,300	$1,680

[1,6]MUTUAL FUNDS – 1.6%
MTB Prime Money Market Fund, Institutional Shares, 4.89% (COST $997,836)	$997,836	$997,836

TOTAL INVESTMENTS – 100.0% (COST $47,947,763)		$64,331,088

OTHER ASSETS LESS LIABILITIES – 0.0%		$(24,441)

TOTAL NET ASSETS – 100.0%		$64,306,647

See Notes to Portfolio of Investments

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	79

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Small Cap Stock Fund

At October 31, 2007, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Internet	5.7%
Commercial Banks	5.2%
Commercial Services	5.1%
Insurance	4.8%
Telecommunications	4.5%
Software	4.4%
Commercial Services & Supplies	3.8%
Electronic Equipment & Instruments	3.1%
Biotechnology	2.9%
Chemicals	2.8%
Diversified Financial Services	2.7%
Energy Equipment & Services	2.7%
Pharmaceuticals	2.2%
Healthcare Services	2.1%
Information Technology	.2.1%
IT Services	2.0%
Oil, Gas & Consumable Fuels	2.0%
Household Durables	1.8%
Specialty Retail	1.8%
Energy	1.7%
Aerospace & Defense	1.6%
Media	1.5%
Thrifts & Mortgage Finance	1.5%
Metal Fabricate/Hardware	1.3%
Hotels, Restaurants & Leisure	1.3%
Medical & Hospital Equipment	1.3%
Semiconductors & Semiconductor Equipment	1.3%
Communications Equipment	1.3%
Financials	1.2%
Forest & Paper Products	1.2%
Machinery	1.2%
Semiconductors	1.2%
Gas Utilities	1.1%
Industrials	1.1%
Road & Rail	1.1%
Health Care Equipment & Supplies	1.1%
Auto Components	1.0%
Oil & Gas	0.9%
Computer Integrated Systems Design	0.9%
Iron/Steel	0.8%
Printing Trade Services	0.8%
Apparel	0.7%
Distribution & Wholesale	0.7%
Food	0.7%
Health Care Providers & Services	0.7%
Agricultural	0.6%

(MTB Small Cap Stock Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

80

MTB Small Cap Stock Fund (continued)

STOCKS	Percentage of Total Net Assets
Auto Parts & Equipment	0.6%
Mutual Fund	0.6%
Computers	0.5%
Retail	0.5%
Leisure Equipment & Products	0.5%
Real Estate Investment Trusts	0.5%
Building Products	0.4%
Hotels & Gaming	0.4%
Analytical Instruments	0.3%
Electrical Utilities	0.3%
Hand/Machine Tools	0.3%
Shipping & Storage	0.3%
Air Freight & Logistics	0.2%
Electric	0.2%
Cash Equivalents[2]	2.1%
Other Assets and Liabilities — Net[3]	0.8%
TOTAL	100%

(1)	Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2)	Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

COMMON STOCKS – 97.1%

AEROSPACE & DEFENSE – 1.6%
AAR Corp.*	14,225	$455,911
BE Aerospace, Inc.*	21,117	1,049,726

		$1,505,637

AGRICULTURAL – 0.6%
Universal Corp.	10,500	511,770

AIR FREIGHT & LOGISTICS – 0.2%
Pacer International, Inc.	15,800	232,892

ANALYTICAL INSTRUMENTS – 0.3%
Iris International Inc	17,413	320,399

APPAREL – 0.7%
Gymboree (The) Corp.*	13,020	443,071
Kellwood Co.	13,400	222,038

		$665,109

AUTO COMPONENTS – 1.0%
Amerigon, Inc.*	12,116	237,958
ArvinMeritor, Inc.	29,000	430,070
BorgWarner, Inc.	2,500	264,275

		$932,303

Description	Number of Shares	Market Value

AUTO PARTS & EQUIPMENT – 0.6%
American Axle & Manufacturing Holdings, Inc.	21,800	$598,628

BIOTECHNOLOGY – 2.9%
Alexion Pharmaceuticals, Inc.*	10,325	789,863
Amag Pharmaceuticals Inc	5,880	384,258
Illumina, Inc.*	6,700	376,205
Keryx Biopharmaceuticals Inc	39,817	410,115
Lifecell Corp.*	19,321	851,283

		$2,811,724

BUILDING PRODUCTS – 0.4%
Griffon Corp.*	11,100	171,273
Universal Forest Products, Inc.	6,700	239,927

		$411,200

CHEMICALS – 2.8%
Georgia Gulf Corp.	9,100	110,110
H.B. Fuller Co.	14,000	412,020
Lubrizol Corp.	9,500	644,860
Olin Corp.	29,500	672,010
OM Group, Inc.*	4,000	211,920
Sensient Technologies Corp.	21,200	633,668

		$2,684,588

(MTB Small Cap Stock Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	81

MTB Small Cap Stock Fund (continued)

Description	Number of Shares	Market Value

COMMERCIAL BANKS – 5.2%
Chemical Financial Corp.	18,500	$462,500
Citizens Banking Corp.	11,492	174,908
City Holding Co.	13,200	499,092
Community Bank System, Inc.	10,100	211,191
First Charter Corp.	8,100	245,430
FirstMerit Corp.	22,700	481,240
Independent Bank Corp./MI	13,200	139,392
Irwin Financial Corp.	16,400	158,096
National Penn Bancshares, Inc.	31,312	527,920
NBT Bancorp, Inc.	24,700	609,349
Old National Bancorp	37,000	618,271
Provident Bankshares Corp.	8,400	207,228
United Bankshares, Inc.	8,000	242,400
WesBanco, Inc.	18,800	433,716

		$5,010,733

COMMERCIAL SERVICES – 5.1%
Capella Education Company*	15,542	963,604
ExlService Holdings Inc	26,628	718,956
Jackson Hewitt Tax Service, Inc.	7,900	246,875
New Oriental Education & Technology Inc.—ADR	8,000	716,160
Strayer Education, Inc.	5,939	1,107,386
United Rentals, Inc.*	12,600	430,794
VistaPrint Ltd. (Bermuda)*	15,060	716,404

		$4,900,179

COMMERCIAL SERVICES & SUPPLIES – 3.8%
Advisory Board Co. (The)*	13,360	857,846
Deluxe Corp.	5,900	238,006
FTI Consulting, Inc.*	22,621	1,228,319
Geo Group, Inc. (The)*	14,620	462,431
Huron Consulting Group, Inc.*	4,795	335,075
IKON Office Solutions, Inc.	40,900	539,880

		$3,661,557

COMMUNICATIONS EQUIPMENT – 1.3%
Black Box Corp.	8,700	347,826
Comtech Group, Inc.*	40,012	860,658

		$1,208,484

COMPUTER INTEGRATED SYSTEMS DESIGN – 0.9%
Magma Design Automation	31,810	473,651
Riverbed Technology Inc.	12,755	430,991

		$904,642

Description	Number of Shares	Market Value

COMPUTERS – 0.5%
Brocade Communications Systems, Inc.*	22,000	$209,220
Constant Contact Incorporated	11,905	296,435

		$505,655

DISTRIBUTION & WHOLESALE – 0.7%
Castle Brands Inc	24,483	75,163
National Cinemedia Inc	21,370	575,280

		$650,443

DIVERSIFIED FINANCIAL SERVICES – 2.7%
Advanta Corp. Class B	18,900	298,620
Affiliated Managers Group*	7,953	1,046,217
Fcstone Group Inc	13,668	481,797
GFI Group, Inc.*	6,119	528,192
Greenhill & Co., Inc.	3,400	251,532

		$2,606,358

ELECTRIC – 0.2%
Avista Corp.	10,700	235,935

ELECTRIC UTILITIES – 0.3%
Unisource Energy Corp.	8,600	272,792

ELECTRONIC EQUIPMENT & INSTRUMENTS – 3.1%
A.O. Smith Corp.	11,000	411,290
CTS Corp.	21,700	267,995
DTS, Inc./DE*	15,303	435,064
Gerber Scientific, Inc.*	25,000	276,250
Itron, Inc.*	7,049	757,697
KEMET Corp.*	47,100	332,997
Methode Electronics, Inc.	36,200	453,948

		$2,935,241

ENERGY – 1.7%
Atp Oil & Gas Corp.*	12,797	733,908
T-3 Energy Services, Inc.*	18,475	877,932

		$1,611,840

ENERGY EQUIPMENT & SERVICES – 2.7%
Dresser-Rand Group, Inc.*	21,281	823,574
Grey Wolf, Inc.*	90,600	510,078
Lufkin Industries, Inc.	6,800	404,328
SEACOR Holdings, Inc.*	4,000	366,600
W-H Energy Services, Inc.*	7,971	458,811

		$2,563,391

FINANCIALS – 1.2%
Advance America Cash Advance Centers, Inc.	17,300	165,388
Anthracite Capital, Inc.	21,300	177,216

(MTB Small Cap Stock Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

82	PORTFOLIOS OF INVESTMENTS

MTB Small Cap Stock Fund (continued)

Description	Number of Shares	Market Value

Luminent Mortgage Capital, Inc.	42,700	$83,265
Newcastle Investment Corp.	7,600	112,860
One Liberty Properties, Inc.	20,600	421,270
RAIT Investment Trust	16,300	148,330

		$1,108,329

FOOD – 0.7%
Chiquita Brands International, Inc.	14,200	266,250
Nash Finch Co.	11,300	423,185

		$689,435

FOREST & PAPER PRODUCTS – 1.2%
Buckeye Technologies, Inc.*	30,000	537,600
Rock-Tenn Co. Class A	6,300	183,708
Schweitzer-Mauduit International, Inc.	16,600	465,132

		$1,186,440

GAS UTILITIES – 1.1%
NICOR, Inc.	9,700	419,719
ONEOK, Inc.	11,900	594,286

		$1,014,005

HAND/MACHINE TOOLS – 0.3%
Regal-Beloit Corp.	6,800	333,472

HEALTH CARE EQUIPMENT & SUPPLIES – 1.1%
Abaxis, Inc.*	10,800	316,656
Cynosure Inc	13,720	521,497
Steris Corp.	7,900	229,416

		$1,067,569

HEALTH CARE PROVIDERS & SERVICES – 0.7%
Apria Healthcare Group, Inc.*	19,200	464,064
Kindred Healthcare, Inc.*	9,300	197,532

		$661,596

HEALTHCARE-SERVICES – 2.1%
Psychiatric Solutions, Inc.*	34,336	1,359,706
Skilled Healthcare GROU-CL A	24,740	405,241
TRANS1 Inc	8,932	223,300

		$1,988,247

HOTELS & GAMING – 0.4%
Morgans Hotel Group Co	15,220	346,407

HOTELS, RESTAURANTS & LEISURE – 1.3%
BJ’s Restaurants, Inc.*	11,091	219,491
Pinnacle Entertainment, Inc.*	22,307	651,364
Ruby Tuesday, Inc.	23,400	373,698

		$1,244,553

Description	Number of Shares	Market Value

HOUSEHOLD DURABLES – 1.8%
American Greetings Corp. Class A	18,900	$497,826
Furniture Brands International, Inc.	22,100	266,305
M/I Homes, Inc.	2,400	39,840
Ryland Group, Inc. (The)	5,300	150,679
Tupperware Brands Corp.	20,100	725,610

		$1,680,260

INDUSTRIALS – 1.1%
Aegean Marine Petroleum Network, Inc. (Marshall Islands)	7,280	298,262
Fuel Tech, Inc.*	7,940	234,786
Taser International, Inc.*	32,890	547,618

		$1,080,666

INFORMATION TECHNOLOGY – 2.1%
ANADIGICS, Inc.*	27,370	403,708
Asyst Technologies, Inc.*	72,600	348,480
Conexant Systems, Inc.*	115,500	147,840
Quantum Corp.*	174,900	699,600
Syntel, Inc.	10,380	441,980

		$2,041,608

INSURANCE – 4.8%
Commerce Group, Inc.	18,600	678,714
Ehealth Inc	23,385	653,377
Harleysville Group, Inc.	19,200	598,464
Horace Mann Educators Corp.	28,500	589,665
LandAmerica Financial Group, Inc.	5,100	141,729
Presidential Life Corp.	13,700	241,257
Safety Insurance Group, Inc.	9,700	348,812
Selective Insurance Group, Inc.	14,000	340,340
Stancorp Financial Group, Inc.	7,300	402,449
Zenith National Insurance Corp.	14,200	570,556

		$4,565,363

INTERNET – 5.7%
Blue Nile, Inc.*	2,470	195,229
Dealertrack Holdings Inc	25,563	1,254,888
Dhb Industries Inc	70,500	377,175
Equinix, Inc.*	7,824	912,748
GSI Commerce Inc	28,220	803,988
Perficient, Inc.*	38,073	717,676
Priceline.com, Inc.*	9,570	890,967
Vocus Inc	7,312	263,086

		$5,415,757

IRON/STEEL – 0.8%
Steel Dynamics, Inc.	14,000	745,080

(MTB Small Cap Stock Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	83

MTB Small Cap Stock Fund (continued)

Description	Number of Shares	Market Value

IT SERVICES – 2.0%
Authorize.Net Holdings, Inc.*	64,465	$1,506,547
Ciber, Inc.*	8,400	65,436
Verifone Holdings, Inc.*	6,114	302,215

		$1,874,198

LEISURE EQUIPMENT & PRODUCTS – 0.5%
Nautilus, Inc.	15,800	101,594
Polaris Industries, Inc.	7,400	363,932

		$465,526

MACHINERY – 1.2%
Albany International Corp. Class A	2,100	78,750
Cascade Corp.	2,400	151,152
Mueller Industries, Inc.	14,200	510,632
Timken Co.	12,500	415,750

		$1,156,284

MEDIA – 1.5%
Belo (A.H.) Corp., Series A	18,700	345,950
Dolan Media Company	15,750	425,250
Journal Communications, Inc. Class A	47,300	421,443
Sinclair Broadcast Group, Inc. Class A	18,300	220,332

		$1,412,975

MEDICAL & HOSPITAL EQUIPMENT – 1.3%
Conceptus Inc	44,086	966,806
Hansen Medical, INC.	8,209	319,084

		$1,285,890

METAL FABRICATE/HARDWARE – 1.3%
Ladish Co., Inc.*	16,087	738,232
Quanex Corp.	12,400	510,756

		$1,248,988

MUTUAL FUND – 0.6%
iShares Russell 2000 Growth Index Fund	5,880	525,966

OIL & GAS – 0.9%
Holly Corp.	8,200	514,960
Oil States International, Inc.*	7,700	332,563

		$847,523

OIL, GAS & CONSUMABLE FUELS – 2.0%
Arena Resources, Inc.*	17,200	627,972
Parallel Petroleum Corp.*	27,960	572,341
Swift Energy Co.*	5,600	265,608
Tesoro Corp.	6,900	417,657

		$1,883,578

PHARMACEUTICALS – 2.2%
Indevus Pharmaceuticals, Inc.*	50,330	387,541

Description	Number of Shares	Market Value

Medicis Pharmaceutical Corp.	10,160	$301,650
Obagi Medical Products, Inc.*	25,947	566,682
Par Pharmaceutical Cos Inc	9,700	178,868
Pharmerica Corp	3,404	54,294
Theravance Inc	23,260	581,966

		$2,071,001

PRINTING TRADE SERVICES – 0.8%
Innerworkings Inc	46,723	751,773

REAL ESTATE INVESTMENT TRUSTS – 0.5%
HRPT Properties Trust	24,900	233,811
LTC Properties, Inc.	10,600	268,604
Novastar Financial Inc	2,550	13,464

		$515,879

RETAIL – 0.5%
Rex Stores Corp.*	24,500	435,610
Talbots, Inc.	1,300	19,123

		$454,733

ROAD & RAIL – 1.1%
Arkansas Best Corp.	16,000	439,200
Ryder System, Inc.	10,200	488,070
Saia, Inc.*	11,600	163,444

		$1,090,714

SEMICONDUCTORS – 1.2%
Skyworks Solutions, Inc.*	72,400	667,528
Zoran Corp.*	20,600	525,300

		$1,192,828

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.3%
Axcelis Technologies, Inc.	43,200	202,608
Photronics Inc.*	19,800	216,612
Tessera Technologies, Inc.*	20,530	784,041

		$1,203,261

SHIPPING & STORAGE – 0.3%
Paragon Shipping INC-CLASS A	11,600	290,928

SOFTWARE – 4.4%
Blackboard, Inc.*	9,505	474,300
Commvault Systems Inc	18,963	385,707
DOUBLE-TAKE Software INC.	38,313	912,998
Mentor Graphics Corp.*	27,500	440,550
Nuance Communications, Inc.*	23,736	524,803
Omniture, Inc.*	11,730	400,697
Taleo Corp–Class A	18,106	506,063
Ultimate Software Group, Inc.*	16,110	555,956

		$4,201,074

(MTB Small Cap Stock Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

84	PORTFOLIOS OF INVESTMENTS

MTB Small Cap Stock Fund (concluded)

Description	Number of Shares	Market Value

SPECIALTY RETAIL – 1.8%
Barnes & Noble, Inc.	9,700	$374,808
Cato Corp. (The) Class A	25,500	512,040
Sonic Automotive, Inc. Class A	14,400	363,744
Stage Stores, Inc.	10,200	191,352
Zumiez, Inc.*	5,746	240,528

		$1,682,472

TELECOMMUNICATIONS – 4.5%
Aruba Networks Inc	29,492	563,002
Atheros Communications, Inc.*	8,290	290,979
Cbeyond Communications, Inc.	8,615	337,019
Globecomm Systems, Inc.*	19,100	294,904
Opnext Inc	34,292	408,075
Orbcomm Inc	61,199	504,892
Premiere Global Services, Inc.*	12,300	202,704
RF Micro Devices, Inc.*	35,300	219,566
Switch And Data INC.	23,959	471,513
Time Warner Telecom, Inc., Class A*	42,027	976,707

		$4,269,361

THRIFTS & MORTGAGE FINANCE – 1.5%
Corus Bankshares, Inc.	34,400	379,088
First Niagara Financial Group, Inc.	37,400	493,680
Flagstar Bancorp, Inc.	20,600	166,654
IndyMac Bancorp, Inc.	6,800	91,256
Partners Trust Financial Group, Inc.	16,600	206,172
PFF Bancorp, Inc.	8,800	93,720

		$1,430,570

TOTAL COMMON STOCKS (COST $77,831,247)		$92,765,809

Description	Par Value	Market Value

1MUTUAL FUNDS – 2.2%
Dreyfus Cash Management Fund, Institutional Shares, 5.06%	$5,453	$5,453
6MTB Prime Money Market Fund, Institutional Shares, 4.89%	2,122,766	$2,122,766

TOTAL MUTUAL FUNDS (COST $2,128,219)		2,128,219

TOTAL INVESTMENTS – 99.3% (COST $79,959,466)		$94,894,028

OTHER ASSETS LESS LIABILITIES – 0.7%		$655,132

TOTAL NET ASSETS – 100.0%		$95,549,160

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	85

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Small Cap Growth Fund

At October 31, 2007, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Software	9.8%
Telecommunications	5.7%
Healthcare	5.6%
Internet	4.9%
Engineering & Construction	4.6%
Commercial Services	4.5%
Retail	3.8%
Diversified Financial Services	3.7%
Semiconductors	3.7%
Pharmaceuticals	3.6%
Oil & Gas Services	3.2%
Electronics	3.1%
Mining	2.8%
Healthcare	2.8%
Iron/Steel	2.6%
Machinery	2.1%
Transportation	2.1%
Biotechnology	2.1%
Entertainment & Leisure	1.8%
Oil & Gas	1.7%
Auto Parts & Equipment	1.6%
Insurance	1.5%
Aerospace & Defense	1.5%
Computers	1.4%
Electrical Components & Equipment	1.3%
Metal Fabricate/Hardware	1.2%
Apparel	1.2%
Environmental Control	1.1%
Chemicals	1.0%
Hand/Machine Tools	0.9%
Pipelines	0.8%
Real Estate Investment Trusts	0.8%
Machinery – Diversified	0.7%
Packaging & Containers	0.7%
Miscellaneous Manufacturing	0.7%
Coal	0.6%
Lodging	0.6%
Home Furnishings	0.5%
Distribution And Wholesale	0.5%
Energy	0.5%

(MTB Small Cap Growth Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

86

MTB Small Cap Growth Fund (continued)

STOCKS	Percentage of Total Net Assets
Cash Equivalents[2]	8.7%
Other Assets and Liabilities — Net[3]	(2.0)%
TOTAL	100%

(1)	Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2)	Cash Equivalents include investment in money market mutual funds and any investment in overnight repurchase agreements.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

COMMON STOCKS – 93.3%

AEROSPACE & DEFENSE – 1.5%
BE Aerospace, Inc.*	37,500	$1,864,125
Limco-Piedmont, Inc.*	104,400	1,517,976

		$3,382,101

APPAREL – 1.2%
Deckers Outdoor Corp.*	10,000	1,397,900
Gildan Activewear, Inc.*	30,000	1,347,900

		$2,745,800

AUTO PARTS & EQUIPMENT – 1.6%
Cooper Tire & Rubber Co.	60,500	1,347,940
Titan International, Inc.	70,000	2,118,200

		$3,466,140

BIOTECHNOLOGY – 2.1%
Alexion Pharmaceuticals, Inc.*	11,000	841,500
Illumina, Inc.*	20,000	1,123,000
Integra Lifesciences Holdings*	20,000	969,400
Lifecell Corp.*	19,500	859,170
Myriad Genetics, Inc.*	17,500	968,800

		$4,761,870

CHEMICALS – 1.0%
Agrium, Inc.	19,500	1,239,615
Zoltek Cos., Inc.*	20,000	885,000

		$2,124,615

COAL – 0.6%
Massey Energy Co.	40,000	1,267,200

COMMERCIAL SERVICES – 4.5%
Capella Education Company*	17,500	1,085,000
Hill International, Inc.*	139,800	1,432,950
Learning Tree International, Inc.*	25,000	550,750
New Oriental Education & Technology, Inc. ADR*	16,500	1,477,080
Parexel International Corp.*	22,000	1,012,000

Description	Number of Shares	Market Value

Pharmaceutical Product Development, Inc.	21,500	$908,160
Quanta Services, Inc.*	75,000	2,475,000
Sotheby’s Holdings	20,500	1,110,485

		$10,051,425

COMPUTERS – 1.4%
Electron for Imaging*	53,000	1,208,400
Research In Motion Ltd.*	7,500	883,125
Western Digital Corp.*	43,000	1,114,560

		$3,206,085

DISTRIBUTION AND WHOLESALE – 0.5%
LKQ Corp.*	30,000	1,156,800

DIVERSIFIED FINANCIAL SERVICES – 3.7%
Eaton Vance Corp.	24,500	1,225,735
Evercore Partners Inc.	27,500	713,075
Interactive Brokers Group, Inc.*	36,000	1,039,320
Nasdaq Stock Market, Inc.*	42,000	1,961,400
National Financial Partners Corp.	23,500	1,284,745
Stifel Financial Corp.	35,000	1,986,250

		$8,210,525

ELECTRICAL COMPONENTS & EQUIPMENT – 1.3%
Belden, Inc.	19,500	1,136,265
Composite Technology Corp.	432,700	904,343
Universal Display Corp.*	40,200	753,750

		$2,794,358

ELECTRONICS – 3.1%
Arrow Electronics, Inc.*	22,500	899,550
Dolby Laboratories, Inc.*	27,000	1,119,420
Flir Systems, Inc.*	33,000	2,289,870
OYO Geospace Corp.*	13,000	1,406,470
Thomas & Betts Corp.*	19,500	1,092,195

		$6,807,505

(MTB Small Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	87

MTB Small Cap Growth Fund (continued)

Description	Number of Shares	Market Value

ENERGY – 0.5%
SunPower Corp.*	9,500	$1,201,370

ENGINEERING & CONSTRUCTION – 4.6%
Aecom Technology Corp.*	43,000	1,452,110
Chicago Bridge & Iron Co.NV	20,000	1,000,000
EMCOR Group, Inc.*	35,500	1,222,265
ENGlobal Corp.*	99,100	1,375,508
Foster Wheeler Ltd.*	6,500	963,625
McDermott Intl, Inc.*	17,000	1,038,020
Perini Corp.*	8,000	458,800
Shaw Group, Inc.*	37,000	2,760,200

		$10,270,528

ENTERTAINMENT & LEISURE – 1.8%
Bally Technologies, Inc.*	28,000	1,129,240
Great Wolf Resorts, Inc.*	123,500	1,612,910
Vail Resorts, Inc.*	20,000	1,213,800

		$3,955,950

ENVIRONMENTAL CONTROL – 1.1%
Darling International, Inc.*	128,000	1,287,680
Waste Connections, Inc.*	32,500	1,098,825

		$2,386,505

HAND/MACHINE TOOLS – 0.9%
Kennametal, Inc.	21,000	1,915,410

HEALTHCARE-PRODUCTS – 5.6%
Align Technology, Inc.*	55,500	1,148,850
AngioDynamics, Inc.*	73,500	1,470,000
Arthrocare Corp.*	10,000	648,400
Cepheid, Inc.*	55,500	1,436,340
Hologic, Inc.*	23,400	1,589,562
Immucor, Inc.*	20,000	645,000
Inverness Medical Innovations*	20,000	1,201,800
Luminex Corp.*	63,500	1,012,190
Resmed, Inc.*	20,000	828,600
Sirona Dental Systems, Inc.*	29,500	992,380
SonoSite, Inc.*	25,500	891,404
Thermage, Inc.*	62,600	452,598

		$12,317,124

HEALTHCARE-SERVICES – 2.8%
Amedisys, Inc.*	19,500	827,775
Icon Plc. ADR*	15,000	870,000
Pediatrix Medical Group*	22,300	1,460,650
Psychiatric Solutions, Inc.*	76,500	3,029,400

		$6,187,825

Description	Number of Shares	Market Value

HOME FURNISHINGS – 0.5%
Tempur-Pedic International, Inc.	30,000	$1,071,804

INSURANCE – 1.5%
Fidelity National Financial, Inc.	62,500	961,875
Hanover Insurance Group, Inc.	24,000	1,105,680
Platinum Underwriters Holdings Ltd.	34,500	1,242,000

		$3,309,555

INTERNET – 4.9%
Audible, Inc.*	38,500	507,815
Equinix, Inc.*	19,200	2,239,872
F5 Networks, Inc.*	30,000	1,080,900
Internap Network Services*	78,500	1,307,810
Mercadolibre, Inc.*	20,000	893,600
Navisite, Inc.*	119,000	1,293,530
Priceline.com, Inc.*	11,500	1,070,650
Sohu.com, Inc.*	10,000	599,100
Telecommunications SYS, Inc.*	73,000	308,790
Trizetto Group, Inc.*	50,000	817,000
Valueclick, Inc.*	28,500	774,915

		$10,893,982

IRON/STEEL – 2.6%
Carpenter Technology Corp.	4,500	652,095
Cleveland-Cliffs, Inc.	22,000	2,104,300
Gerdau Ameristeel Corp.	83,000	1,071,530
Steel Dynamics, Inc.	35,000	1,862,700

		$5,690,625

LODGING – 0.6%
Monarch Casino & Resort, Inc.*	45,900	1,404,081

MACHINERY-CONSTRUCTION & MINING – 2.1%
Bucyrus International, Inc.	20,000	1,650,000
Joy Global, Inc.	52,500	3,048,150

		$4,698,150

MACHINERY-DIVERSIFIED – 0.7%
AGCO Corp.*	8,000	477,440
Chart Industries, Inc.*	30,000	984,000

		$1,461,440

METAL FABRICATE/HARDWARE – 1.2%
Haynes International, Inc.*	12,500	1,094,000
Ladish Co., Inc.*	23,300	1,069,237
Valmont Industries, Inc.	6,000	574,320

		$2,737,557

(MTB Small Cap Growth Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

88	PORTFOLIOS OF INVESTMENTS

MTB Small Cap Growth Fund (continued)

Description	Number of Shares	Market Value

MINING – 2.8%
Century Aluminium Co.*	37,500	$2,182,125
Iamgold Corp.*	210,000	1,841,700
Silver Wheaton Corp.*	86,000	1,450,820
U.S. Gold Corp.*	147,000	686,490

		$6,161,135

MISCELLANEOUS MANUFACTURING – 0.7%
Harsco Corp.	27,000	1,636,740

OIL & GAS – 1.7%
Comstock Resources, Inc.*	25,000	913,750
Holly Corp.	17,500	1,099,000
Interoil Corp.*	25,000	549,000
Petrohawk Energy Corp.*	63,500	1,174,750

		$3,736,500

OIL & GAS SERVICES – 3.2%
Ion Geophysical Corp.*	65,000	984,750
Matrix Service Co.*	79,100	2,332,659
Mitcham Industries, Inc.*	70,000	1,521,800
Oil States International, Inc.*	26,000	1,122,940
Willbros Group, Inc.*	31,000	1,186,370

		$7,148,519

PACKAGING & CONTAINERS – 0.7%
Pactiv Corp.*	56,000	1,538,320

PHARMACEUTICALS – 3.6%
Alkermes, Inc.*	31,000	502,200
BioMarin Pharmaceutical, Inc.*	27,000	748,710
Cubist Pharmaceuticals, Inc.*	37,500	877,500
Indevus Pharmaceuticals, Inc.*	86,900	669,130
Medicis Pharmaceutical Corp.	25,000	742,250
MGI Pharma, Inc.*	26,500	863,370
Onyx Pharmaceuticals, Inc.*	15,500	724,005
OSI Pharmaceuticals, Inc.*	19,000	789,830
Perrigo Co.	47,500	1,126,225
United Therapeutics Corp.*	6,500	444,860
Xenoport Inc.	11,000	539,880

		$8,027,960

PIPELINES – 0.8%
Equitable Resources, Inc.	29,500	1,661,440

REAL ESTATE INVESTMENT TRUSTS – 0.8%
Digital Realty Trust, Inc.	40,000	1,759,600

Description	Number of Shares	Market Value

RETAIL – 3.8%
Brown Shoe Company, Inc.	58,000	$1,183,200
Chipotle Mexican Grill, Inc.*	9,000	1,109,880
Dollar Tree Stores, Inc.*	26,000	995,800
GameStop Corp.*	25,000	1,480,500
Jack in the Box, Inc.	18,000	564,660
Nordstrom, Inc.	36,500	1,439,560
Tim Hortons, Inc.	44,500	1,686,550

		$8,460,150

SEMICONDUCTORS – 3.7%
ON Semiconductor Corp.*	235,000	2,397,000
PMC-Sierra, Inc.*	198,000	1,783,980
Silicon Motion Technology Corp. ADR*	30,000	750,000
Skyworks Solutions, Inc.*	150,000	1,383,000
Zoran Corp.*	74,500	1,899,750

		$8,213,730

SOFTWARE – 9.8%
Activision, Inc.*	95,500	2,258,575
Allscripts Healthcare Solutions, Inc.*	92,500	2,562,249
Ansys, Inc.*	59,000	2,289,790
Aspen Technology, Inc.*	104,000	1,813,760
Broadridge Financial Solutions, Inc.	70,000	1,400,000
Cerner Corp.*	25,000	1,489,000
Lawson Software, Inc.*	150,000	1,693,500
Nuance Communications, Inc.*	55,000	1,216,050
Omnicell, Inc.*	50,000	1,320,000
Omniture, Inc.*	27,500	939,400
Salesforce.com, Inc.*	20,000	1,127,400
Synchronoss Technologies, Inc.*	29,000	1,160,000
THQ, Inc.*	94,500	2,560,005

		$21,829,729

TELECOMMUNICATIONS – 5.7%
Adtran, Inc.	56,000	1,347,920
Atheros Communications, Inc.*	50,000	1,755,000
Centennial Communications Corp.*	135,000	1,382,400
China GrenTech Corp. Ltd. ADR*	41,000	412,870
Foundry Networks, Inc.*	103,500	2,187,990
Gilat Satellite Networks Ltd.*	150,000	1,669,500
JDS Uniphase Corp.*	100,000	1,526,000
RF Micro Devices, Inc.*	240,000	1,492,800
Sierra Wireless, Inc.*	37,000	832,500

		$12,606,980

(MTB Small Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	89

MTB Small Cap Growth Fund (concluded)

Description	Number of Shares	Market Value

TRANSPORTATION – 2.1%
Dryships, Inc.	19,500	$2,298,270
Genco Shipping & Trading Ltd.	26,000	1,869,140
Hub Group, Inc.*	22,500	570,825

		$4,738,235

TOTAL COMMON STOCKS (COST $184,165,903)		$206,995,368

WARRANTS – 0.0%
Calypte Biomedical Corp., Warrants*, held in escrow	488,542	0
On Track Innovations Ltd.*	87,000	0

TOTAL WARRANTS (COST $0)		0

Description	Par Value	Market Value

1MUTUAL FUNDS – 8.7%
Dreyfus Cash Management Fund, Institutional Shares, 5.06%	$110,504	$110,504
Financial Select Sector, SPDR	65,000	2,179,333
iShares Russell 2000 Growth Index Fund	75,000	6,708,750
Powershares QQQ	40,000	2,180,136
6MTB Prime Money Market Fund, Institutional Shares, 4.89%	8,184,427	8,184,427

TOTAL MUTUAL FUNDS (COST $19,266,464)		$19,363,150

TOTAL INVESTMENTS (COST $203,432,367) – 102.0%		$226,358,518

OTHER ASSETS LESS LIABILITIES – (2.0)%		$(4,460,939)

TOTAL NET ASSETS – 100.0%		$221,897,579

See Notes to Portfolios of Investments

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

90	PORTFOLIOS OF INVESTMENTS

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB International Equity Fund

At October 31,2007, the Fund’s portfolio composition was as follows:

STOCKS	Percentage of Total Net Assets
Japan	16.6%
United Kingdom	16.3%
Germany	8.1%
France	6.9%
Switzerland	6.2%
Australia	5.9%
Netherlands	4.8%
Spain	3.9%
Italy	3.6%
Canada	2.7%
Sweden	2.2%
Brazil	2.2%
Hong Kong	2.0%
Norway	1.6%
Finland	1.4%
India	1.2%
Luxembourg	1.2%
China	1.1%
Singapore	1.1%
Belgium	1.0%
Denmark	1.0%
Ireland	0.8%
South Korea	0.8%
Greece	0.7%
Taiwan	0.6%
Austria	0.5%
Mexico	0.5%
Israel	0.4%
Russia	0.4%
South Africa	0.4%
Portugal	0.2%
New Zealand	0.2%
Hungary	0.1%
Malaysia	0.1%
Turkey	0.1%
Bermuda	0.0%
Cash Equivalents[1]	1.2%
Other Assets and Liabilities — Net[2]	2.1%
TOTAL	100%

(1)	Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(MTB International Equity Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

91

MTB International Equity Fund (continued)

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

COMMON STOCKS – 96.8%

AUSTRALIA – 5.9%
AGL Endegy Ltd.	2,005	$22,657
AMP Ltd.	6,577	62,781
APN News & Media Ltd.	7,066	35,410
Australia & New Zealand Banking Group Ltd.	24,912	703,224
Babcock & Brown Japan Property Trust	39,963	62,699
Babcock & Brown Ltd	6,907	198,800
Bank of Queensland Ltd.	3,482	62,488
BHP Billiton Ltd.	60,788	2,645,892
BlueScope Steel Ltd.	25,769	256,638
Centro Retail Group	179,841	269,858
Coates Hire Ltd.*	24,980	152,113
Cochlear Ltd.	736	47,337
Commonwealth Bank of Australia	27,431	1,582,930
Commonwealth Property Office Fund	17,799	26,359
CSL Ltd.	2,652	90,158
Fairfax Media Ltd.	6,761	30,032
Foster’s Group Ltd.	15,809	94,392
GUD Holdings Ltd.	8,279	86,295
Gunns Ltd.	18,704	66,010
GWA International Ltd.	33,700	114,072
Jubilee Mines NL	25,029	557,347
Just Group Ltd.	18,869	100,042
Leighton Holdings Ltd.	6,176	363,771
MacArthur Coal Ltd.	5,047	43,010
Macquarie Group Ltd.*	3,869	306,281
Macquarie DDR Trust	322,786	354,498
Macquaie Infrastructure Group	9,055	26,873
Macquarie Media Group Ltd.	41,647	178,086
Macquarie Office Trust	171,934	264,566
MFS Ltd.	17,704	86,965
Minara Resources Ltd.	57,809	354,761
National Australia Bank Ltd.	16,984	687,279
OneSteel Ltd.	166,137	1,078,261
Orica Ltd.	1,067	31,032
Oxiana Resources NL	12,123	48,212
Pacific Brands Ltd.	11,310	36,897
Pacific Magazines Ltd.	16,630	27,175
Perilya Ltd.	9,465	34,818
Qantas Airways Ltd.	180,135	996,924
QBE Insurance Group Ltd.	10,651	324,852
Rio Tinto Ltd.	13,176	1,368,483
Santos Ltd.	7,546	99,963

Description	Number of Shares	Market Value

Suncorp-Metway Ltd.	18,198	$345,745
Telstra Corp. Ltd.	40,234	159,758
United Group Ltd.	1,013	20,358
Wesfarmers Ltd.	2,519	104,017
West Australian Newspapers Holdings Ltd.	1,051	13,699
Westfield Group	2,952	60,360
Westpac Banking Corp.	6,517	186,820
Woodside Petroleum Ltd.	26,192	1,280,771
Woolworths Ltd.	16,180	507,493
Zinifex Ltd.	19,299	307,536

		$16,966,798

AUSTRIA – 0.5%
Erste Bank der Oesterreichischen Sparkassen AG	10,815	882,709
Voestalpine AG	6,800	614,083

		$1,496,792

BELGIUM – 1.0%
Delhaize Group	4,249	403,761
Dexia S.A.	25,052	806,632
Fortis	54,232	1,740,305
Fortis -STRIP Vvpr*	16,244	235

		$2,950,933

BERMUDA – 0.0%
Jardine Matheson Holdings	2,400	73,463

BRAZIL – 2.2%
Banco Itau Holding Financeira	31,392	896,242
Cia de Bebidas das Americas ADR	10,541	861,305
Cia Saneamento Basico DE SP	17,489	451,006
Companhia Vale do Rio Doce ADR	40,473	1,525,023
Petroleo Brasileiro S.A.	12,565	1,201,591
Petroleo Brasileiro S.A.	7,400	307,947
Petroleo Brasilerio S.A.-ADR	12,600	1,048,194

		$6,291,308

CANADA – 2.7%
Atco LTD-CL	5,200	349,547
Axcan Pharma, Inc.*	18,100	372,672
Bce, Inc.	12,810	559,374
Biovail Corp.	15,300	307,247
Cameco Corp.	27,619	1,354,712
Canadian Imperial Bank of Commerce	7,900	853,014
Empire Co., Ltd	8,900	519,124
Laurentian Bank of Canada	7,900	365,458

(MTB International Equity Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

92	PORTFOLIOS OF INVESTMENTS

MTB International Equity Fund (continued)

Description	Number of Shares	Market Value

Manulife Financial Corp.	31,137	$1,375,943
National Bank of Canada	7,300	422,320
Sun Life Financial, Inc.	9,100	528,766
Suncor Energy, Inc.	8,291	905,626

		$7,913,803

CHINA – 1.1%
China Petroleum & Chemical Corp.	360,000	547,673
Focus Media Holding Ltd. ADR*	15,076	934,713
Foxconn International Holdings Ltd.*	338,000	941,497
PetroChina Co. Ltd. ADR	500	131,300
PetroChina Co., Ltd. Class H	224,000	581,276
Tingyi Cayman Islands Holding Corp.	32,000	49,462

		$3,185,921

DENMARK – 1.0%
Carlsberg A/S	175	23,639
Danske Bank A/S	11,600	512,951
FLSmidth & Co A/S	1,900	207,206
Novo-Nordisk A/S Class B	2,825	351,822
TrygVesta A/S	2,300	182,773
Vestas Wind Systems A/S*	17,188	1,548,207

		$2,826,598

FINLAND – 1.4%
Metso Oyj	3,107	190,459
Nokia Oyj	76,355	3,032,615
Rautaruukki Oyj	11,900	685,636

		$3,908,710

FRANCE – 6.9%
Arkema*	60	4,095
AXA S.A.	18,267	820,137
BNP Paribas	7,800	864,003
Casino Guichard Perrachon S.A.	5,063	566,803
Christian Dior S.A.	1,105	150,787
Cie de Saint-Gobain	11,161	1,205,832
Compagnie Generale des Etablissements Michelin Class B	4,400	591,974
Credit Agricole S.A.	13,000	515,744
Electricite de France	9,704	1,167,228
Eutelsat Communications	17,140	463,982
France Telecom S.A.	46,173	1,707,858
Iliad SA	12,956	1,360,411
LVMH Moet Hennessy Louis Vuitton S.A.	6,372	822,812
Peugeot S.A.	15,301	1,422,800
Rallye S.A.	7,000	537,663
Sanofi-Aventis	10,374	912,738
Societe Generale	1,500	252,858

Description	Number of Shares	Market Value

Thales S.A.	16,015	$1,000,436
Total S.A.	31,458	2,538,794
Total SA ADR	8,799	709,287
Ubisoft Entertainment*	3,094	254,769
Unibail-Rodamco	1,409	351,620
Valeo S.A.	7,400	406,328
Vinci SA	3,656	301,001
Vivendi	18,482	834,430

		$19,764,390

GERMANY – 8.1%
Adidas AG	15,817	1,058,074
Allianz SE	8,207	1,851,482
BASF AG	17,880	2,475,403
Bayerische Motoren Werke AG	4,800	322,115
DaimlerChrysler AG	21,574	2,385,284
Deutsche Bank AG*	10,229	1,370,381
Deutsche Lufthansa AG	38,346	1,134,342
E.ON AG	5,089	995,030
Epcos AG	6,182	125,252
Fresenius SE	4,074	323,403
MAN AG	4,668	838,477
Muenchener Rueckversicherungs AG	12,201	2,347,192
RWE AG	12,679	1,734,183
Salzgitter AG	4,078	805,935
SAP AG ADR	18,188	987,244
ThyssenKrupp AG	31,835	2,129,926
Volkswagen AG	5,431	1,559,733
Wacker Chemie AG	3,683	910,889

		$23,354,345

GREECE – 0.7%
Alpha Bank AE	6,118	226,834
Hellenic Exchanges SA	6,605	230,783
Mytilineos Holdings SA	4,863	289,035
National Bank of Greece SA	16,724	1,167,814

		$1,914,466

HONG KONG – 2.0%
ASM Pacific Technology Ltd.	1,000	7,902
BOC Hong Kong Holdings Ltd.	59,000	169,054
CITIC Pacific Ltd.	118,000	742,910
CLP Holdings Ltd.	12,000	81,006
Esprit Holdings Ltd.	106,900	1,817,808
HKR International Ltd.	60,800	62,335
Hang Seng Bank Ltd.	7,900	163,762
Henderson Land Development Co., Ltd.	2,000	17,930
Hong Kong & China Gas Co.	25,300	68,066
HongKong Electric Holdings	35,500	182,778

(MTB International Equity Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	93

MTB International Equity Fund (continued)

Description	Number of Shares	Market Value

HSBC Holdings PLC	12,000	$236,772
Hutchison Whampoa Ltd.	12,000	151,232
Kingboard Chemical Holdings Lt	26,500	175,315
Link REIT (The)	6,000	13,575
Melco International Development	6,000	11,452
New World Development Ltd.	28,000	100,434
Pacific Basin Shipping Ltd.	94,000	213,382
PCCW Ltd.	27,000	17,486
Shangri-La Asia Ltd.	10,000	32,007
Swire Pacific Ltd.	23,500	336,524
Texwinca Holdings Ltd.	90,000	79,259
Vtech Holdings Ltd.	75,000	648,693
Wharf Holdings Ltd.	31,000	187,672
Wing Lung Bank	2,100	21,784
Yue Yuen Industrial Holdings Ltd.	7,500	23,319

		$5,562,457

HUNGARY – 0.1%
OTN Band Nyrt	7,000	380,653

INDIA – 1.2%
HDFC Bank Ltd – ADR	9,084	1,262,676
Infosys Technologies Ltd. ADR	20,356	1,036,934
State Bank of India Ltd.	8,800	1,097,357

		$3,396,967

IRELAND – 0.8%
Anglo Irish Bank Corp., PLC	18,305	309,097
Bank of Ireland	77,644	1,440,470
Irish Life & Permanent Plc	25,700	584,069
Paddy Power PLC	2,832	117,284

		$2,450,920

ISRAEL – 0.4%
Bank Hapoalim Ltd.	41,800	231,111
Teva Pharmaceutical Industries Ltd. ADR	20,795	915,188

		$1,146,299

ITALY – 3.6%
Autogrill SpA	31,859	637,675
Banco Popolare Scarl*	12,600	303,402
Enel SpA	102,449	1,227,327
ENI SpA	78,410	2,865,394
Fiat SpA	45,571	1,477,502
Finmeccanica SpA	16,400	489,367
Intesa Sanpaolo SpA	59,808	474,496
Milano Assicurazioni SPA	19,800	165,523
Saipem SpA	32,711	1,448,784
UniCredito Italiano SpA	157,476	1,346,992

		$10,436,462

Description	Number of Shares	Market Value

JAPAN – 16.6%
Acom Co., Ltd.	5,500	$131,365
ADEKA Corp.	5,900	58,973
Alpine Electronics, Inc.	17,800	286,177
Alps Electric Co., Ltd.	27,600	345,162
Amada Co., Ltd.	19,000	192,590
Aoyama Trading Co., Ltd.	1,700	44,204
Aozora Bank Ltd.	33,000	113,717
Asahi Breweries Ltd.	14,800	244,753
Asahi Kasei Corp.	49,000	372,687
Astellas Pharma, Inc.	4,800	212,149
Autobacs Seven Co., Ltd.	1,500	34,745
Bank of Yokohama Ltd. (The)	25,000	176,456
Bridgestone Corp.	3,200	70,748
Brother Industries Ltd.	45,900	614,293
Canon, Inc.	13,000	656,863
Capcom Co., Ltd.	4,500	129,338
Central Glass Co., Ltd.	71,000	337,744
Central Japan Railway Co.	21	217,102
Chiba Bank Ltd. (The)	12,000	96,071
Chubu Electric Power Co., Inc.	5,200	133,164
Chugoku Electric Power Co., Inc. (The)	3,900	76,706
Circle K Sunkus Co. Ltd.	2,100	32,086
CKD Corp.	5,300	49,551
COMSYS Holdings Corp.	7,000	68,455
Cosmo Oil Co., Ltd.	80,000	346,610
CSK Holdings Corp.	1,600	62,809
Dai Nippon Printing Co., Ltd.	10,000	145,028
Daihatsu Motor Co., Ltd.	6,000	63,797
Daiwa House Industry Co., Ltd.	7,000	99,693
Daiwa Securities Group, Inc.	55,000	529,762
Denki Kagaku Kogyo K.K.	20,000	117,450
Denso Corp.	3,300	133,358
East Japan Railway Co.	31	255,194
Eisai Co., Ltd.	1,400	58,725
Eizo Nanao Corp.	12,300	411,892
Fanuc Ltd.	1,300	142,290
Fuji Heavy Industries Ltd.	76,000	394,136
Fujikura Ltd.	13,000	83,574
Fujitsu Ltd.	35,000	275,922
Futaba Industrial Co., Ltd.	2,700	75,553
H2O Retailing Corp.	14,000	116,587
Hisamitsu Pharmaceutical Co., Inc.	2,700	74,262
Hitachi Capital Corp.	12,900	170,896
Hitachi Kokusai Electric, Inc.	5,000	65,334
Hitachi Ltd.	18,000	122,137
Honda Motor Co., Ltd.	24,900	933,091

(MTB International Equity Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

94	PORTFOLIOS OF INVESTMENTS

MTB International Equity Fund (continued)

Description	Number of Shares	Market Value

Japan Tobacco, Inc.	21	$122,224
JFE Holdings, Inc.	7,600	443,968
Joyo Bank Ltd. (The)	24,000	148,361
KDDI Corp.	31	234,672
Kamigumi Co., Ltd.	10,000	81,295
Kansai Electric Power Co., Inc. (The)	11,800	265,583
Kawasaki Kisen Kaisha Ltd.	12,000	166,301
Keisei Electric Railway Co., Ltd.	10,000	54,915
Kikkoman Corp.	4,000	50,757
Koa Corp.	6,000	62,463
Komatsu Ltd.	15,100	505,850
Kubota Corp.	27,000	227,037
Kureha Corp.	83,000	378,878
Kyocera Corp.	1,500	127,022
Kyowa Exeo Corp.	48,000	430,791
Kyushu Electric Power Co., Inc.	6,500	158,269
LAWSON, INC.	2,100	72,618
Leopalace21 Corp.	5,000	160,537
Maeda Road Construction Co., Ltd.	2,000	16,613
Makino Milling Machine Co., Ltd.	6,000	63,107
Makita Corp.	4,500	217,542
Marubeni Corp.	109,000	932,997
Matsushita Electric Industrial Co., Ltd.	31,000	592,482
Millea Holdings, Inc.	8,900	350,540
Ministop Co., Ltd.	13,000	234,997
Mitsubishi Chemical Holdings	30,500	251,577
Mitsubishi Corp.	25,500	792,759
Mitsubishi Electric Corp.	29,000	351,749
Mitsubishi Estate Co., Ltd.	9,000	268,917
Mitsubishi Gas Chemical Co., Inc.	20,000	200,851
Mitsubishi Materials Corp.	28,000	164,085
Mitsubishi Tanabe Pharma Corp.	13,000	149,317
Mitsubishi UFJ Financial Group Inc.	80,200	798,911
Mitsui & Co., Ltd.	23,000	597,928
Mitsui Fudosan Co., Ltd.	4,000	110,437
Mitsui Mining & Smelting Co., Ltd.	115,100	487,447
Mitsui O.S.K. Lines Ltd.	15,000	247,624
Mitsui Sumitomo Insurance Co., Ltd.	7,000	79,825
Mizuho Financial Group, Inc.	111	623,825
NGK Insulators Ltd.	34,000	1,202,339
NGK Spark Plug Co., Ltd.	9,000	150,855
NHK Spring Co., Ltd.	7,000	59,809
Nifco, Inc.	16,000	373,196
Nikon Corp.	8,000	255,231
Nintendo Co. Ltd.	800	504,131
Nippon Kayaku Co., Ltd.	3,000	24,117
Nippon Mining Holdings, Inc.	24,500	230,787

Description	Number of Shares	Market Value

Nippon Oil Corp.	59,000	$523,550
Nippon Sheet Glass Co., Ltd.	27,000	163,822
Nippon Shokubai Co., Ltd	7,000	69,211
Nippon Steel Corp.	78,000	517,115
Nippon Telegraph & Telephone Corp.	201	921,035
Nippon Yakin Kogyo Co., Ltd.	8,500	82,576
Nippon Yusen K.K.	26,000	268,262
Nissan Motor Co., Ltd.	91,900	1,058,863
Nisshin Oillio Group Ltd. (The)	9,000	38,682
Nisshin Seifun Group, Inc.	11,500	103,908
Nitto Denko Corp.	21,400	1,043,840
Nomura Holdings, Inc.	48,900	871,238
Nomura Real Estate Holdings, Inc.	2,400	69,316
NSK Ltd.	22,000	195,609
NTT Data Corp.	18	81,739
NTT DoCoMo, Inc.	520	753,613
OJI Paper Co., Ltd.	30,000	137,259
Omron Corp.	7,900	193,409
Ono Pharmaceutical Co. Ltd.	1,300	66,994
ORIX Corp.	5,860	1,192,567
Osaka Gas Co., Ltd.	28,000	108,846
Rengo Co., Ltd.	16,000	114,926
Resona Holdings, Inc.	53	93,984
Ricoh Co., Ltd.	13,000	256,287
Santen Pharmaceutical Co,. Ltd.	2,600	61,084
Sanwa Holdings Corp.	10,000	52,649
Secom Co., Ltd.	1,100	56,457
Sekisui Chemical Co., Ltd.	11,000	75,119
Seven & I Holdings Co., Ltd.	1,800	46,343
Sharp Corp.	52,000	818,671
Shimachu Co., Ltd.	1,900	54,407
Shin-Etsu Chemical Co., Ltd.	4,500	288,253
Shinmaywa Industries Ltd.	24,000	112,661
Showa Shell Sekiyu K.K.	33,200	391,960
SMC Corp.	8,300	1,111,804
Sony Corp.	5,700	281,615
Stanley Electric Co., Ltd.	3,800	84,346
Sumitomo Bakelite Co., Ltd.	26,000	158,879
Sumitomo Chemical Co., Ltd.	25,000	221,724
Sumitomo Corp.	60,500	1,054,084
Sumitomo Metal Industries Ltd.	11,000	54,204
Sumitomo Metal Mining Co., Ltd.	8,000	178,101
Sumitomo Mitsui Financial Group, Inc.	170	1,387,177
Sumitomo Realty & Development Co., Ltd.	6,000	211,141
Sumitomo Rubber Industries, Inc.	6,000	73,300
Taiheiyo Cement Corp.	30,000	94,095
Takeda Pharmaceutical Co., Ltd.	9,000	561,749

(MTB International Equity Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	95

MTB International Equity Fund (continued)

Description	Number of Shares	Market Value

Takefuji Corp.	2,340	$59,799
TDK Corp.	2,300	188,934
Teijin Ltd.	36,000	173,471
Toagosei Co., Ltd.	10,000	35,022
Tobu Railway Co., Ltd.	14,000	65,985
Tohoku Electric Power Co., Inc.	2,600	54,857
Tokyo Electric Power Co., Inc. (The)	13,700	347,560
Tokyo Electron Ltd.	4,800	280,953
Tokyu Corp.	20,000	129,836
Toshiba Corp.	148,000	1,247,964
Tosoh Corp.	23,000	146,616
Toyo Suisan Kaisha Ltd.	7,000	121,293
Toyo Tire & Rubber Co., Ltd.	69,000	405,487
Toyobo Co., Ltd.	22,000	51,701
Toyota Motor Corp.	48,800	2,787,820
UNY Co., Ltd.	17,000	146,918
West Japan Railway Co.	20	99,979
Yamada Denki Co., Ltd.	8,800	905,764
Yamaha Corp.	7,300	169,941
Yamaha Motor Co., Ltd.	5,400	153,708
Yokohama Rubber Co., Ltd. (The)	70,000	521,669

		$47,850,486

LUXEMBOURG – 1.2%
Arcelormittal	20,842	1,671,043
Millicom International Cellular S.A.	13,851	1,627,215
Oriflame Cosmetics SA	4,900	296,678

		$3,594,936

MALAYSIA – 0.1%
Aminvestment Group Bhd	254,812	278,162

MEXICO – 0.5%
Telefonos de Mexico Sab de CV	268,300	492,187
Wal-Mart de Mexico – Series V	20,209	817,559

		$1,309,746

NETHERLANDS – 4.8%
Aegon N.V.	31,400	651,029
ASM International N.V.	3,797	107,678
ASML Holding N.V.*	5,680	198,767
Heineken N.V.	13,140	921,415
ING Groep N.V.	77,311	3,489,387
Koninklijke Ahold N.V.	9,306	140,132
Koninklijke DSM N.V.	16,045	912,178
Koninklijke Eectronics N.V.	20,823	860,822
Royal Dutch Shell Plc Class A	29,818	1,304,816
Royal Dutch Shell Plc Class B	104,586	4,560,034
Royal KPN N.V.	29,600	559,619

Description	Number of Shares	Market Value

Unilever N.V.	10,977	357,523

		$14,063,400

NEW ZEALAND – 0.2%
Fisher & Paykel Appliances Holdings Ltd.	55,900	151,812
Fletcher Building Ltd.	18,907	173,691
Telecom Corp of New Zealand Ltd.	53,214	178,861

		$504,364

NORWAY – 1.6%
Norsk Hydro ASA	43,200	635,323
Petroleum GeoServices ASA	28,610	843,039
Renewable Energy Corp., AS*	24,228	1,243,342
StatoilHydro ASA	43,820	1,483,671
Tandberg ASA	12,300	314,927

		$4,520,302

PORTUGAL – 0.2%
Banco Espirito Santo S.A.	11,949	290,059
Portugal Telecom, SGPS, S.A.	20,626	275,893

		$565,952

RUSSIA – 0.4%
MMC Norilsk Nickel ADR	4,000	1,260,000

SINGAPORE – 1.1%
Chartered Semiconductor Manufacturing Ltd.*	4,000	3,185
ComfortDelgro Corp., Ltd.	21,000	28,281
DBS Group Holdings Ltd.	2,000	31,246
Fraser and Neave Ltd.	5,000	20,996
Hong Leong Finance Ltd.	13,494	37,011
Jardine Cycle & Carriage Ltd.	11,000	161,475
Kepple Corp., Ltd.	106,200	1,095,928
MobileOne Ltd.*	126,900	184,691
Neptune Orient Lines Ltd.	3,000	10,838
Oversea-Chinese Banking Corp.	26,000	167,121
SIA Engineering Co., Ltd.	5,000	16,455
Singapore Airlines Ltd.	55,074	751,979
Singapore Land Ltd.	2,000	13,536
Singapore Petroleum Co., Ltd.	73,000	416,267
Singapore Post Ltd.	8,000	6,788
Singapore Press Holdings Ltd.	17,000	54,149
Singapore Technologies Engineering Ltd.	6,000	15,870
Singapore Telecommunications Ltd.	600	1,704
SMRT Corp., Ltd.	28,000	34,346
Suntec Real Estate Investment Trust	12,000	15,119
United Overseas Bank Ltd.	2,000	29,998
UOL Group Ltd.	11,000	40,248
Wing Tai Holdings Ltd.	23,000	55,888

		$3,193,119

(MTB International Equity Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

96	PORTFOLIOS OF INVESTMENTS

MTB International Equity Fund (continued)

Description	Number of Shares	Market Value

SOUTH AFRICA – 0.4%
Astral Foods Ltd.	16,800	$342,908
Remgro Ltd.	17,600	517,260
Telkom SA Ltd	12,300	336,694

		$1,196,862

SOUTH KOREA – 0.8%
Hyundai Motor Co.*	10,511	835,857
Korea Electric Power Corp. ADR*	25,600	569,600
Samsung Electronics Co., Ltd GDR	2,633	803,903

		$2,209,360

SPAIN – 3.9%
ACS Actividades Const Y Serv.	6,384	397,384
Banco Bilbao Vizcaya Argentaria S.A.	142,389	3,602,670
Banco Popular Espanol S.A.	11,000	192,856
Banco Santander S.A.	163,165	3,566,426
Gestevision Telecinco, S.A.	17,773	513,288
Repsol YPF S.A.*	22,200	880,971
Telefonica, S.A.	61,366	2,031,838

		$11,185,433

SWEDEN – 2.2%
Alfa Laval AB	2,875	226,856
Atlas Copco AB – A Shs	32,800	549,653
Electrolux AB	17,800	344,468
Hennes & Mauritz AB Class B	12,050	804,155
Husqvarna AB – A Shs	1,940	23,314
Nordea Bank AB	94,100	1,688,977
Sandvik AB	43,000	820,936
Scania AB – B Shares	12,000	328,379
SKF AB	13,200	258,669
TeliaSonera AB	47,000	457,481
Volvo AB-B Shs	41,000	810,239

		$6,313,127

SWITZERLAND – 6.2%
ABB Ltd.	98,065	2,965,137
Actelion LTD*	4,075	202,448
Baloise Holding AG	3,500	373,026
Credit Suisse Group	12,800	864,155
Helvetia Holding AG	1,000	363,485
Holcim Ltd.	8,149	932,169
Logitech International SA*	8,266	287,283
Nestle S.A.	5,182	2,395,415
Nobel Biocare Holding AG	2,775	810,552
Novartis AG	26,511	1,412,395
Roche Holding AG	10,213	1,745,833

Description	Number of Shares	Market Value

Swatch Group AG (The) Class B	681	$218,308
Swiss Reinsurance	14,161	1,333,536
Swisscom AG	1,300	481,671
Syngenta AG	4,249	1,025,960
Synthes, Inc.	6,475	809,723
UBS AG	25,561	1,371,874
Zurich Financial Services AG	1,200	362,634

		$17,955,604

TAIWAN – 0.6%
AU Optronics Corp.-ADR	16,703	362,956
Chunghwa Telecom Co., Ltd. ADR	34,100	654,720
Taiwan Semiconductor ADR	73,793	785,895

		$1,803,571

TURKEY – 0.1%
Tupras Turkiye Petrol Rafine	10,800	307,491

UNITED KINGDOM – 16.3%
Alliance & Leicester Plc.	16,300	269,035
ARM Holdings Plc.	352,249	1,091,854
AstraZeneca Plc.	50,583	2,498,104
Autonomy Corp. Plc.*	84,431	1,734,423
Barclays Plc.	239,487	3,039,160
BHP Billiton Plc.	40,222	1,534,423
Blinkx Plc.*	6,123	4,053
BP Plc.	131,147	1,705,284
Bradford & Bingley Plc.	28,100	181,533
Brit Insurance Holdings Plc.	54,500	369,189
British American Tobacco Plc.	28,122	1,037,531
British Energy Group Plc.	39,074	435,108
British Sky Broadcasting Group Plc.	64,259	910,800
BT Group Plc.	391,187	2,660,032
Charter Plc.*	16,504	373,414
Computacenter Plc.	88,600	380,669
Cookson Group Plc.	34,105	594,865
Daily Mail & General Trust N.V. Class A	817	10,452
Dairy Crest Group Plc.	13,900	174,596
De La Rue Plc.	4,849	82,214
DSG International Plc.	114,200	308,249
Firstgroup Plc.	29,199	486,595
GKN Plc.	80,800	618,203
GlaxoSmithKline Plc.	57,595	1,485,498
HBOS Plc.	82,402	1,502,228
Home Retail Group	74,494	675,190
HSBC Holdings Plc.	24,603	487,441
ICAP Plc.	77,325	943,867
Keller Group Plc.	5,004	118,786

(MTB International Equity Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	97

MTB International Equity Fund (concluded)

Description	Number of Shares	Market Value

Kesa Electricals Plc	30,562	$202,454
Lloyds TSB Group Plc	21,200	241,215
Michael Page International Plc	169,299	1,547,144
National Express Group Plc	10,437	288,257
National Grid Plc	93,716	1,565,641
Next Plc	6,633	301,370
Old Mutual Plc	45,300	173,916
Premier Foods Plc	67,000	315,262
Prudential Plc	191,856	3,132,821
Reckitt Benckiser Plc	26,501	1,545,456
Rightmove Plc	2,255	27,932
Rio Tinto Plc	5,445	509,740
Royal Bank of Scotland Group Plc	299,962	3,236,448
Shire Plc	20,732	517,928
Smith & Nephew Plc	65,813	888,810
Stagecoach Group Plc	24,696	139,953
Taylor Wimpey Plc	20,200	104,542
Tesco Plc	123,959	1,260,991
Tomkins Plc	41,600	193,141
Tullett Prebon Plc	25,123	231,762
Unilever Plc	36,304	1,229,910
Vodafone Group Plc	897,500	3,540,091
WH Smith Plc	20,058	164,739

		$47,072,319

TOTAL COMMON STOCKS (COST $209,013,497)		$279,206,519

Description	Par Value	Market Value

1MUTUAL FUNDS – 1.1%
Dreyfus Cash Management Fund, Institutional Shares, 5.06%	$480	$480
6MTB Prime Money Market Fund, Corporate Shares, 4.89%	3,262,909	3,262,909

TOTAL MUTUAL FUNDS (COST $3,263,389)		$3,262,389

TOTAL INVESTMENTS (COST $212,276,886) – 97.9%		$282,468,908

OTHER ASSETS LESS LIABILITIES – 2.1%		$6,119,380

TOTAL NET ASSETS – 100.0%		$288,588,288

See Notes to Portfolios of Investments

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

98	PORTFOLIOS OF INVESTMENTS

The categories of investments are shown as a percentage of total net assets at October 31, 2007.

(1)	7-Day net yield.

(2)	Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2007, these restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
Short-Term Corporate Bond Fund	$3,998,555	7.0%
Intermediate-Term Bond Fund	3,071,019	1.6%
Income Fund	7,335,674	5.6%
Balanced Fund	213,824	0.7%

(3)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2007, these liquid restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
Short-Term Corporate Bond Fund	$3,998,555	7.0%
Intermediate-Term Bond Fund	3,071,019	1.6%
Income Fund	7,335,674	5.6%
Balanced Fund	213,824	0.7%

(4)	Current rate and next reset date shown for Variable Rate Demand Notes.

(5)	At October 31, 2007, 2.1% of the total investments at market value were subject to the alternative minimum tax for New York Municipal Bond Fund, 0.5% for Maryland Municipal Bond Fund and 13.6% for Virginia Municipal Bond Fund. At October 31, 2007, the Pennsylvania Municipal Bond Fund held no securities that are subject to the federal alternative minimum tax.

(6)	Affiliated company.

*	Non-income producing security.

At October 31, 2007, the International Equity Fund had the following outstanding long futures contracts:

Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
7MSCI Pan Euro Index Futures	101	2,510,254	December 2007	$184,990
7TOPIX Index Futures	2	30,345,000	December 2007	$ 17,218
NET UNREALIZED DEPRECIATION OF FUTURES CONTRACTS				$202,208

At October 31, 2007, the International Equity Fund had the following outstanding foreign exchange contracts:

Settlement Date	Contracts to Deliver/Receive	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED:
11/1/2007	5,691 Pound Sterling	$11,773	11,834	$(61)
11/5/2007	5,232 Euro Dollars	7,547	$ 7,579	$(32)
CONTRACTS SOLD:
11/1/2007	75,000 Swedish Krone	$11,773	$11,807	$(34)
11/5/2007	7,547 US Dollar	7,547	7,547	(0)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(59)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS	99

The following acronyms are used throughout this report:

ADR – American Depositary Receipt

AMBAC – American Municipal Bond Assurance Corporation

CIFG – CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee

HFA – Housing Finance Agency

IDA – Industrial Development Authority

IDFA – Industrial Development Finance Authority

INS – Insured

LOC(s) – Letter(s) of Credit

EDA – Economic Development Authority

FGIC – Financial Guaranty Insurance Corporation

FHA – Federal Housing Administration

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

GDR – Global Depository Receipt

GNMA – Government National Mortgage Association

GO – General Obligation

GTD – Guaranteed

HEFA – Health and Education Facilities Authority

LT – Limited Tax

MTN – Medium Term Note

PRF – Prerefunded

SFM – Single Family Mortgage

UT – Unlimited Tax

MTB Fund	Cost of Investments for Federal Tax Purposes
Short Duration Government Bond Fund	$181,848,700

Short-Term Corporate Bond Fund	56,695,895

U.S. Government Bond Fund	170,555,202

New York Municipal Bond Fund	104,083,008

Pennsylvania Municipal Bond Fund	127,284,962

Maryland Municipal Bond Fund	134,522,259

Virginia Municipal Bond Fund	16,216,014

Intermediate-Term Bond Fund	194,012,264

Income Fund	132,454,958

Managed Allocation Fund – Conservative Growth	12,353,465

Managed Allocation Fund – Moderate Growth	57,461,476

Managed Allocation Fund – Aggressive Growth	29,286,936

Balanced Fund	28,706,393

Equity Income Fund	46,128,271

Large Cap Value Fund	148,992,766

Equity Index Fund	80,667,441

Large Cap Stock Fund	119,631,477

Large Cap Growth Fund	68,851,953

Multi Cap Growth Fund	30,352,654

Mid Cap Stock Fund	108,804,140

Mid Cap Growth Fund	47,947,763

Small Cap Stock Fund	79,876,010

Small Cap Growth Fund	203,432,367

International Equity Fund	209,035,145

See Notes which are an integral part of the Financial Statements

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

100	NOTES TO PORTFOLIOS OF INVESTMENTS

[This Page Intentionally Left Blank]

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

101

October 31, 2007	Short Duration Government Bond Fund	Short-Term Corporate Bond Fund	U.S. Government Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund
ASSETS
Investments in securities, at value	$181,498,040	$56,772,308	$171,753,066	$106,002,031	$130,069,694
Cash	465	—	19,733	—	—
Income receivable	1,309,092	615,543	1,437,290	1,443,549	1,881,573
Receivable for shares sold	66,375	—	39,784	19,305	13,750
Receivable for investments sold	—	—	3,146	—	—

TOTAL ASSETS	182,873,972	57,387,851	173,253,019	107,464,885	131,965,017

LIABILITIES:
Payable for investments purchased	—	—	—	—	—
Payable to bank	—	—	—	83,056	43,240
Income distribution payable	516,210	204,767	591,485	326,775	398,476
Payable for shares redeemed	123,113	83,581	66,534	30,003	311,355
Payable for transfer and dividend disbursing agent fees and expenses	15,269	12,343	13,804	18,454	11,537
Payable for Trustees’ fees	1,868	1,831	1,907	2,089	1,895
Payable for distribution services fee (Note 5)	523	77	20,845	11,511	987
Payable for shareholder services fee (Note 5)	43	22	87	248	204
Accrued expenses	46,534	17,742	39,243	29,627	37,142

TOTAL LIABILITIES	703,560	320,363	733,905	501,763	804,836

NET ASSETS	$182,170,412	$57,067,488	$172,519,114	$106,963,122	$131,160,181

NET ASSETS CONSIST OF:
Paid-in capital	$184,902,484	$58,596,671	$180,872,568	$105,643,981	$128,797,793
Net unrealized appreciation (depreciation) of investments	(350,660)	76,413	1,208,908	1,916,849	2,797,630
Accumulated net realized gain (loss) on investments	(2,348,177)	(1,611,401)	(9,569,371)	(604,684)	(453,261)
Undistributed net investment income	(33,235)	5,805	7,009	6,976	18,019

TOTAL NET ASSETS	$182,170,412	$57,067,488	$172,519,114	$106,963,122	$131,160,181

Class A Shares	$3,052,905	$84,952	$60,929,022	$62,914,534	$5,233,062

Class B Shares	$102,884	$73,752	$213,590	$1,155,376	$857,575

Institutional I Shares	$179,014,623	$56,908,784	$111,376,502	$42,893,212	$125,069,544

SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED
Class A Shares	315,563	8,633	6,543,015	6,054,086	521,402

Class B Shares	10,634	7,492	22,937	111,182	85,442

Institutional I Shares	18,502,889	5,783,079	11,959,607	4,127,521	12,461,499

(a)	Including $13,003,090 and $64,359,931 of investments in affiliated issuers, respectively (Note 5).

See Notes which are an integral part of the Financial Statements

(Statements of Assets and Liabilities continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

102	STATEMENTS OF ASSETS AND LIABILITIES

Maryland Municipal Bond Fund	Virginia Municipal Bond Fund	Intermediate-Term Bond Fund	Income Fund	Managed Allocation Fund— Conservative Growth		Managed Allocation Fund— Moderate Growth

$136,596,571	$16,626,414	$194,186,566	$132,555,727	$13,003,090	(a)	$64,359,931	(a)
—	—	—	—	83,281		5,175
2,160,596	270,503	1,621,250	1,209,036	24,729		74,301
61,356	—	867	35,499	—		40,383
—	—	997,750	997,806	—		—

138,818,523	16,896,917	196,806,433	134,798,068	13,111,100		64,479,790

—	—	2,495,295	2,495,295	—		—
523,508	—	3,792	305	—		—
462,148	52,019	709,037	526,787	—		—
77,150	189,861	199,533	97,340	—		23,950

13,559	5,703	14,537	13,398	10,144		28,939
1,889	1,832	1,831	2,087	1,833		1,843
4,971	4,023	307	1,381	1,593		21,035
359	—	41	208	—		11,439
31,218	24,915	39,059	33,299	19,575		30,689

1,114,802	278,353	3,463,432	3,170,100	33,145		117,895

$137,703,721	$16,618,564	$193,343,001	$131,627,968	$13,077,955		$64,361,895

$135,298,963	$16,037,454	$200,667,417	$133,824,440	$12,232,568		$55,331,021

2,076,260	408,745	180,702	100,769	649,625		6,898,455

309,462	168,205	(7,534,065)	(2,307,550)	175,395		1,950,940
19,036	4,160	28,947	10,309	20,367		181,479

$137,703,721	$16,618,564	$193,343,001	$131,627,968	$13,077,955		$64,361,895

$43,712,935	$16,618,564	$1,440,806	$5,834,658	$9,699,829		$40,405,992

$1,651,527	$—	$98,980	$950,498	$3,378,126		$23,955,903

$92,339,259	$—	$191,803,215	$124,842,812	$—		$—

4,395,298	1,534,174	146,886	597,120	930,839		3,573,040

165,715	—	10,091	98,602	325,265		2,162,554

9,275,070	—	19,554,052	12,952,062	—		—

(Statements of Assets and Liabilities continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (continued)	103

October 31, 2007	Short Duration Government Bond Fund		Short-Term Corporate Bond Fund		U.S. Government Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE
Net Asset Value Per Share
Class A Shares	$9.67		$9.84		$9.31		$10.39		$10.04

Class B Shares	$9.67		$9.84		$9.31		$10.39		$10.04

Institutional I Shares	$9.67		$9.84		$9.31		$10.39		$10.04

Offering Price Per Share*
Class A Shares	$9.97	**	$10.14	**	$9.75	***	$10.88	***	$10.51	***

Class B Shares	$9.67		$9.84		$9.31		$10.39		$10.04

Institutional I Shares	$9.67		$9.84		$9.31		$10.39		$10.04

Redemption Proceeds Per Share*
Class A Shares	$9.67		$9.84		$9.31		$10.39		$10.04

Class B Shares	$9.19	****	$9.35	****	$8.84	****	$9.87	****	$9.54	****

Institutional I Shares	$9.67		$9.84		$9.31		$10.39		$10.04

Investments, at identified cost	$181,848,700		$56,695,895		$170,544,158		$104,085,182		$127,272,064

*	See “What Do Shares Cost?” in the Prospectus.

**	Computation of offering price per share 100/95.5 of net asset value.

***	Computation of offering price per share 100/96.00 of net asset value.

****	Computation of offering price per share 100/97.00 of net asset value.

*****	Computation of redemption price per share 95/100 of net asset value.

See Notes which are an integral part of the Financial Statements

(Statements of Assets and Liabilities continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

104	STATEMENTS OF ASSETS AND LIABILITIES (continued)

Maryland Municipal Bond Fund		Virginia Municipal Bond Fund		Intermediate-Term Bond Fund		Income Fund		Managed Allocation Fund— Conservative Growth		Managed Allocation Fund— Moderate Growth

$9.95		$10.83		$9.81		$9.77		$10.42		$11.31

$9.97		$—		$9.81		$9.64		$10.39		$11.08

$9.96		$—		$9.81		$9.64		$—		$—

$10.42	***	$11.34	***	$10.27	***	$10.23	***	$10.85	****	$11.84	***

$9.97		$—		$9.81		$9.64		$10.39		$11.08

$9.96		$—		$9.81		$9.64		$—		$—

$9.95		$10.83		$9.81		$9.77		$10.42		$11.31

$9.47	*****	$—		$9.32	*****	$9.16	*****	$9.87	*****	$10.53	*****

$9.96		$—		$9.81		$9.64		$—		$—

$134,520,311		$16,217,669		$194,005,864		$132,454,958		$12,353,465		$57,461,476

(Statements of Assets and Liabilities continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (continued)	105

October 31, 2007	Managed Allocation Fund— Aggressive Growth		Balanced Fund
ASSETS
Investments in securities, at value	$34,936,115	(a)	$30,433,569	(a)
Cash	16,488		16,703
Income receivable	3,508		108,364
Receivable for shares sold	6,662		146,753
Receivable for investments sold	—		190,366

TOTAL ASSETS	34,962,773		30,895,755

LIABILITIES:
Payable for investments purchased	—		227,957
Payable to bank	—		—
Payable for shares redeemed	51,777		153,765
Payable for transfer and dividend disbursing agent fees and expenses	21,875		18,245
Payable for Trustees’ fees	1,985		1,869
Payable for distribution services fee (Note 5)	5,349		4,650
Payable for shareholder services fee (Note 5)	—		2,350
Accrued expenses	22,996		20,521

TOTAL LIABILITIES	103,982		429,357

NET ASSETS	$34,858,791		$30,466,398

NET ASSETS CONSIST OF:
Paid-in capital	$28,184,236		$68,732,456
Net unrealized appreciation (depreciation) of investments	5,649,179		1,727,176
Accumulated net realized gain (loss) on investments	1,157,922		(40,055,407)
Undistributed net investment income	(132,546)		62,173

TOTAL NET ASSETS	$34,858,791		$30,466,398

Class A Shares	$23,635,774		$20,908,065

Class B Shares	$11,223,017		$4,324,592

Institutional I Shares	$—		$5,233,741

SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED
Class A Shares	2,000,833		1,361,810

Class B Shares	977,961		281,474

Institutional I Shares	—		339,955

(a)	Including $34,936,115, $1,004,211, $8,634,931, $135,444, $1,488,806, $1,509,022 and $410,220 of investments in affiliated issuers, respectively (Note 5).

See Notes which are an integral part of the Financial Statements

(Statements of Assets and Liabilities continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

106	STATEMENTS OF ASSETS AND LIABILITIES (continued)

Equity Income Fund	Large Cap Value Fund		Equity Index Fund		Large Cap Stock Fund		Large Cap Growth Fund		Multi Cap Growth Fund

$45,657,139	$177,297,346	(a)	$113,812,507	(a)	$181,004,594	(a)	$79,572,268	(a)	$36,456,100 (a)
—	202		84		—		7,295		—
74,282	207,342		102,585		135,816		43,227		16,095
—	99,443		50,418		175,719		97,577		210,575
928,940	—		131,805		—		1,453,907		747,591

46,660,361	177,604,333		114,097,399		181,316,129		81,174,274		37,430,361

131,710	—		134,294		—		1,523,856		798,095
171,602	—		—		31,435		—		24,311
64,232	192,153		40,181		336,001		55,577		215,953
13,563	13,639		12,177		24,550		16,926		17,682
1,865	1,918		1,944		1,636		2,363		1,656
1,132	24,610		1,899		10,099		1,470		3,878
4,531	13,688		308		19,460		9,657		2,581
19,837	40,423		30,033		63,922		35,733		15,959

408,472	286,431		220,836		487,103		1,645,582		1,080,115

$46,251,889	$177,317,902		$113,876,563		$180,829,026		$79,528,692		$36,350,246

$39,175,301	$139,211,744		$97,262,352		$116,615,388		$66,879,102		$59,119,018
(471,132)	28,304,580		33,145,066		61,373,117		10,720,315		6,103,446
7,518,927	9,017,669		(16,670,452)		2,218,137		1,848,844		(28,870,220)
28,793	783,909		139,597		622,384		80,431		(1,998)

$46,251,889	$177,317,902		$113,876,563		$180,829,026		$79,528,692		$36,350,246

$4,229,284	$43,848,043		$4,518,208		$33,194,098		$2,227,035		$21,071,795

$370,154	$1,452,001		$742,146		$4,666,622		$1,177,679		$3,115,449

$41,652,451	$132,017,858		$108,616,209		$142,968,306		$76,123,978		$12,163,002

482,847	3,218,720		350,943		3,262,384		221,523		1,038,216

42,491	108,227		57,861		486,968		124,668		163,256

4,782,339	9,687,090		8,435,487		14,140,172		7,580,033		588,913

(Statements of Assets and Liabilities continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (continued)	107

October 31, 2007	Managed Allocation Fund— Aggressive Growth		Balanced Fund
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE
Net Asset Value Per Share
Class A Shares	$11.81		$15.35

Class B Shares	$11.48		$15.36

Institutional I Shares	$—		$15.40

Offering Price Per Share*
Class A Shares	$12.43	**	$16.24	***

Class B Shares	$11.48		$15.36

Institutional I Shares	$—		$15.40

Redemption Proceeds Per Share*
Class A Shares	$11.81		$15.35

Class B Shares	$10.91	****	$14.59	****

Institutional I Shares	$—		$15.40

Investments, at identified cost	$29,286,936		$28,706,393

*	See “What Do Shares Cost?” in the Prospectus.

**	Computation of offering price per share 100/95 of net asset value.

***	Computation of offering price per share 100/94 of net asset value.

****	Computation of redemption price per share 95/100 of net asset value.

See Notes which are an integral part of the Financial Statements

(Statements of Assets and Liabilities continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

108	STATEMENTS OF ASSETS AND LIABILITIES (continued)

Equity Income Fund		Large Cap Value Fund		Equity Index Fund		Large Cap Stock Fund		Large Cap Growth Fund		Multi Cap Growth Fund

$8.76		$13.62		$12.87		$10.17		$10.05		$20.30

$8.71		$13.42		$12.83		$9.58		$9.45		$19.08

$8.71		$13.63		$12.88		$10.11		$10.04		$20.65

$9.27	***	$14.41	***	$13.62	***	$10.76	***	$10.63	***	$21.48	***

$8.71		$13.42		$12.83		$9.58		$9.45		$19.08

$8.71		$13.63		$12.88		$10.11		$10.04		$20.65

$8.76		$13.62		$12.87		$10.17		$10.05		$20.30

$8.27	****	$12.75	****	$12.19	****	$9.10	****	$8.98	****	$18.13	****

$8.71		$13.63		$12.88		$10.11		$10.04		$20.65

$46,128,271		$148,992,766		$80,667,441		$119,631,477		$68,851,953		$30,352,654

(Statements of Assets and Liabilities continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (continued)	109

October 31, 2007	Mid Cap Stock Fund		Mid Cap Growth Fund		Small Cap Stock Fund		Small Cap Growth Fund		International Equity Fund
ASSETS
Investments in securities, at value	$130,475,863	(a)	$64,331,088	(a)	$94,894,028	(a)	$226,358,518	(a)	$282,468,908	(a)
Cash	—		—		114,928		—		44,892
Cash denominated in foreign currencies (identified cost $5,042,141)	—		—		—		—		5,130,042
Receivable for daily variation margin	—		—		—		—		478,557
Income receivable	128,651		24,007		58,486		43,008		614,265
Receivable for shares sold	85,363		888		20,635		405,149		41,513
Receivable for investments sold	—		—		894,723		13,149,568		3,873,608

TOTAL ASSETS	130,689,877		64,355,983		95,282,800		239,956,243		292,651,785

LIABILITIES:
Payable for investments purchased	9,476		—		300,391		17,325,338		3,584,682
Payable to bank	29,645		8,000		—		353,891		—
Payable for shares redeemed	300,426		1,030		79,208		232,538		300,419
Payable for transfer and dividend disbursing agent fees and expenses	25,337		13,281		10,986		49,202		16,056
Payable for Trustees' fees	1,914		1,996		1,657		2,169		2,016
Payable for distribution services fee (Note 5)	12,642		—		2,306		16,235		4,248
Payable for shareholder services fee (Note 5)	8,741		6,326		12,569		18,689		33,255
Accrued expenses	43,753		18,703		26,523		60,602		122,821

TOTAL LIABILITIES	431,934		49,336		433,640		18,058,664		4,063,497

NET ASSETS	$130,257,943		$64,306,647		$95,549,160		$221,897,579		$288,588,288

NET ASSETS CONSIST OF:
Paid-in capital	$97,824,680		$39,426,083		$62,177,852		$169,477,171		$196,723,580
Net unrealized appreciation (depreciation) of investments	21,671,723		16,383,325		14,934,562		22,926,151		70,489,368
Accumulated net realized gain (loss) on investments and foreign currency transactions	10,310,976		8,622,064		18,147,829		15,732,337		19,184,081
Undistributed net investment income	450,564		(124,825)		288,917		13,761,920		2,191,259

TOTAL NET ASSETS	$130,257,943		$64,306,647		$95,549,160		$221,897,579		$288,588,288

Class A Shares	$47,129,342		$7,163,318		$6,511,008		$59,261,395		$13,668,572

Class B Shares	$2,463,818		$644,112		$1,463,363		$2,941,669		$1,171,345

Class C Shares	$—		$—		$—		$341,561		$—

Institutional I Shares	$80,664,783		$56,499,217		$87,574,789		$159,352,954		$273,747,683

SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED
Class A Shares	2,894,958		435,843		794,823		2,715,681		894,078

Class B Shares	164,325		40,427		195,839		143,349		79,091

Class C Shares	—		—		—		16,184		—

Institutional I Shares	4,947,052		3,390,285		10,701,399		7,139,977		18,034,610

(a)	Including $838,846, $997,836, $2,122,766, $8,184,427 and $3,262,909 of investments in affiliated issuers, respectively (Note 5).

See Notes which are an integral part of the Financial Statements

(Statements of Assets and Liabilities continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

110	STATEMENTS OF ASSETS AND LIABILITIES (continued)

October 31, 2007	Mid Cap Stock Fund		Mid Cap Growth Fund		Small Cap Stock Fund		Small Cap Growth Fund		International Equity Fund
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE
Net Asset Value Per Share
Class A Shares	$16.28		$16.44		$8.19		$21.82		$15.29

Class B Shares	$14.99		$15.93		$7.47		$20.52		$14.81

Class C Shares	$—		$—		$—		$21.10		$—

Institutional I Shares	$16.31		$16.67		$8.18		$22.32		$15.18

Offering Price Per Share*
Class A Shares	$17.23	**	$17.40	**	$8.67	**	$23.09	**	$16.18	**

Class B Shares	$14.99		$15.93		$7.47		$20.52		$14.81

Class C Shares	—		$—		$—		$21.10		$—

Institutional I Shares	$16.31		$16.67		$8.18		$22.32		$15.18

Redemption Proceeds Per Share *
Class A Shares	$16.28		$16.44		$8.19		$21.82		$15.29

Class B Shares	$14.24	***	$15.13	***	$7.10	***	$19.49	***	$14.07	***

Class C Shares	$—		$—		$—		$20.89	****	$—

Institutional I Shares	$16.31		$16.67		$8.18		$22.32		$15.18

Investments, at identified cost	$108,804,140		$47,947,763		$79,959,466		$203,432,367		$212,276,886

*	See “What Do Shares Cost?” in the Prospectus.

**	Computation of offering price per share 100/94.50 of net asset value.

***	Computation of offering price per share 95/100 of net asset value.

****	Computation of offering price per share 99/100 of net asset value.

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (concluded)	111

Six Months Ended October 31, 2007	Short Duration Government Bond Fund	Short-Term Corporate Bond Fund	U.S. Government Bond Fund	New York Municipal Bond Fund
INVESTMENT INCOME:
Dividends	$—	$1,784	$—	$—
Interest	4,394,136	1,440,598	4,537,886	2,375,286

TOTAL INVESTMENT INCOME	4,394,136	1,442,382	4,537,886	2,375,286

EXPENSES
Investment advisory fee (Note 5)	570,296	202,735	612,587	370,171
Administrative personnel and services fee (Note 5)	54,464	16,592	50,131	30,281
Custodian fees	3,459	1,042	3,148	1,797
Transfer and dividend disbursing agent fees and expenses	13,543	13,653	21,703	22,371
Trustees' fees	3,708	3,677	3,675	3,702
Auditing fees	7,745	7,701	7,789	7,802
Legal fees	2,850	2,750	2,669	2,805
Portfolio accounting fees	27,673	10,329	25,477	19,036
Distribution services fee—Class A Shares (Note 5)	4,084	106	49,837	62,938
Distribution services fee—Class B Shares (Note 5)	387	173	772	4,852
Shareholder services fee—Class A Shares (Note 5)	4,085	106	73,125	76,197
Shareholder services fee—Class B Shares (Note 5)	129	58	257	1,617
Shareholder services fee—Institutional I Shares (Note 5)	233,410	72,242	145,399	54,388
Share registration costs	16,205	17,677	16,758	16,551
Printing and postage	1,283	695	744	2,935
Insurance premiums	6,606	4,660	6,201	5,086
BNY Full Service	7,974	2,488	7,590	2,773
Miscellaneous	—	1,969	2,144	1,720

TOTAL EXPENSES	957,901	358,653	1,030,006	687,022

WAIVERS AND REIMBURSEMENTS (NOTE 5)
Waiver/reimbursement of investment advisory fee	(79,023)	(68,769)	(54,818)	(132,764)
Waiver of distribution services fee—Class A Shares	(1,634)	(42)	—	(30,479)
Waiver of distribution services fee—Class B Shares	—	—	—	—
Waiver of shareholder services fee—Class A Shares	(4,085)	(106)	(73,125)	(76,199)
Waiver of shareholder services fee—Class B Shares	—	—	—	—
Waiver of shareholder services fee—Institutional I Shares	(233,410)	(72,242)	(145,399)	(54,388)

TOTAL WAIVERS AND REIMBURSEMENTS	(318,152)	(141,159)	(273,342)	(293,830)

Net Expenses	639,749	217,494	756,664	393,192

Net investment income	3,754,387	1,224,888	3,781,222	1,982,094

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	81,061	(102,286)	(21,019)	(371,930)
Net change in unrealized appreciation (depreciation) of investments	1,176,453	163,099	694,835	(783,661)

Net realized and unrealized gain on investments	1,257,514	60,813	673,816	(1,155,591)

Change in net assets resulting from operations	$5,011,901	$1,285,701	$4,455,038	$826,503

(a)	Including $3,924, $5,197, $5,594, $171,417 and $499,427 received from affiliated issuers, respectively (Note 5).
(b)	Net of foreign taxes withheld of $272.

See Notes which are an integral part of the Financial Statements

(Statements of Operations continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

112	STATEMENTS OF OPERATIONS

Pennsylvania Municipal Bond Fund	Maryland Municipal Bond Fund	Virginia Municipal Bond Fund	Intermediate-Term Bond Fund	Income Fund	Managed Allocation Fund— Conservative Growth	Managed Allocation Fund— Moderate Growth

$3,924 (a)	$5,197 (a)	$5,594 (a)	$—	$17,186 (b)	$171,417 (a)	$499,427 (a)
3,035,817	3,359,282	395,976	5,027,376	3,596,908	—	—

3,039,741	3,364,479	401,570	5,027,376	3,614,094	171,417	499,427

472,897	496,469	61,533	680,540	390,932	16,771	80,799
38,703	40,636	5,037	55,697	37,302	3,844	18,499
5,838	4,000	1,487	3,493	2,700	243	1,166
15,933	22,065	8,904	12,978	21,410	17,211	56,362
3,612	3,580	3,633	3,646	3,777	3,611	3,638
7,593	7,545	7,562	7,727	7,949	7,588	7,674
2,731	2,725	1,593	2,623	2,837	2,592	2,597
23,466	24,443	6,118	27,860	22,780	4,860	11,405
6,589	55,541	19,582	1,797	7,437	12,355	51,019
3,258	6,515	—	369	3,925	12,648	84,811
6,481	56,584	21,976	1,786	7,519	12,158	46,113
1,086	2,172	—	123	1,308	4,147	29,780
158,521	118,566	—	238,506	154,060	—	—
16,034	17,367	9,268	16,185	18,530	10,097	10,349
1,147	2,407	813	1,069	1,598	1,408	16,111
5,687	5,757	3,914	6,744	5,703	3,801	4,624
3,447	3,618	443	8,397	3,422	571	2,766
1,754	1,946	1,687	2,478	1,924	1,431	1,638

774,777	871,936	153,550	1,072,018	695,113	115,336	429,351

(24,664)	(121,924)	(54,854)	(119,794)	(25,710)	(7,055)	(551)
(3,953)	(33,950)	—	(715)	(3,008)	(12,355)	(26,530)
—	—	—	—	—	(3,204)	—
(6,481)	(56,584)	(21,976)	(1,786)	(7,519)	(12,158)	(24,489)
—	—	—	—	—	(4,147)	—
(158,641)	(118,568)	—	(238,506)	(154,061)	—	—

(193,739)	(331,026)	(76,830)	(360,801)	(190,298)	(38,919)	(51,570)

581,038	540,910	76,720	711,217	504,815	76,417	377,781

2,458,703	2,823,569	324,850	4,316,159	3,109,279	95,000	121,646

232,804	91,221	4,174	(852,586)	(610,498)	63,718	769,472
(1,083,028)	(2,279,563)	(137,987)	699,478	(167,819)	376,551	2,768,666

(850,224)	(2,188,342)	(133,813)	(153,108)	(778,317)	440,269	3,538,138

$1,608,479	$635,227	$191,037	$4,163,051	$2,330,962	$535,269	$3,659,784

(Statements of Operations continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

STATEMENTS OF OPERATIONS (continued)	113

Six Months Ended October 31, 2007	Managed Allocation Fund— Aggressive Growth	Balanced Fund
INVESTMENT INCOME:
Dividends	$40,724 (a)	$246,040	(a)(b)
Interest	—	299,939

TOTAL INVESTMENT INCOME	40,724	545,979

EXPENSES
Investment advisory fee (Note 5)	42,404	101,550
Administrative personnel and services fee (Note 5)	9,716	8,953
Custodian fees	607	565
Transfer and dividend disbursing agent fees and expenses	42,621	31,395
Trustees’ fees	3,700	3,640
Auditing fees	7,804	7,641
Legal fees	2,797	2,736
Portfolio accounting fees	7,543	8,418
Distribution services fee—Class A Shares (Note 5)	28,693	26,364
Distribution services fee—Class B Shares (Note 5)	41,131	18,535
Shareholder services fee—Class A Shares (Note 5)	28,694	24,667
Shareholder services fee—Class B Shares (Note 5)	13,710	6,178
Shareholder services fee—Institutional I Shares (Note 5)	—	6,481
Share registration costs	10,526	17,407
Printing and postage	13,381	14,740
Insurance premiums	4,152	4,335
BNY Full Service	1,470	1,338
Miscellaneous	1,544	2,030

TOTAL EXPENSES	260,493	286,973

WAIVERS AND REIMBURSEMENTS (NOTE 5)
Waiver/reimbursement of investment advisory fee	(102)	(70,825)
Waiver of distribution services fee—Class A Shares	(28,694)	(15,839)
Waiver of distribution services fee—Class B Shares	(13,710)	—
Waiver of shareholder services fee—Class A Shares	(28,694)	(26,398)
Waiver of shareholder services fee—Class B Shares	(9,871)	—
Waiver of shareholder services fee—Institutional I Shares	—	(3,370)

TOTAL WAIVERS AND REIMBURSEMENTS	(81,071)	(116,432)

Net Expenses	179,422	170,541

Net investment income (loss)	(138,698)	375,438

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	376,783	1,237,034
Net change in unrealized appreciation (depreciation) of investments	2,196,720	(744,458)

Net realized and unrealized gain on investments	2,573,503	492,576

Change in net assets resulting from operations	$2,434,805	$868,014

(a)	Including $40,724, $30,315, $13,195, $106,654, $26,381, $105,372, $133,531 and $70,173 received from affiliated issuers, respectively (Note 5).
(b)	Net of foreign taxes withheld of $1,986, $5,645, $177 and $411, respectively.

See Notes which are an integral part of the Financial Statements

(Statements of Operations continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

114	STATEMENTS OF OPERATIONS (continued)

Equity Income Fund	Large Cap Value Fund		Equity Index Fund	Large Cap Stock Fund	Large Cap Growth Fund		Multi Cap Growth Fund

$741,783 (a)	$1,635,703	(a)(b)	$1,044,561 (a)	$1,725,426 (a)	$485,100	(a)(b)	$207,520	(a)(b)
—	—		—	—	—		—

741,783	1,635,703		1,044,561	1,725,426	485,100		207,520

182,134	617,991		112,329	811,523	305,645		136,866
14,902	50,582		32,178	54,765	20,568		11,215
1,098	3,168		2,013	3,501	1,248		825
16,157	24,035		20,315	44,638	19,494		34,382
3,633	3,712		3,735	3,499	4,169		3,328
7,591	7,814		7,831	7,361	8,730		6,971
2,684	2,778		2,692	2,487	3,105		2,481
12,958	27,288		18,978	28,934	14,379		10,591
5,516	24,016		5,607	41,574	2,636		25,348
1,406	5,548		2,845	19,399	4,416		13,715
5,520	51,713		5,637	41,613	2,636		25,348
469	1,849		949	6,466	1,470		4,596
58,918	167,265		133,825	180,015	84,432		14,743
17,472	17,412		18,084	15,163	20,429		15,842
2,565	1,807		1,542	13,425	2,953		17,802
4,461	6,105		5,261	7,590	4,970		3,931
1,301	7,639		4,893	7,858	3,372		928
1,624	1,943		2,167	2,282	2,110		1,938

340,409	1,022,665		380,881	1,292,093	506,762		330,850

(24,114)	(3,176)		(73,857)	(48,324)	(26,950)		(59,550)
—	—		—	—	—		(15,209)
—	—		—	—	—		—
(5,520)	(51,713)		(5,637)	(41,613)	(2,636)		(25,348)
—	—		—	—	—		—
(30,711)	(86,917)		(133,825)	(99,114)	(44,611)		(9,847)

(60,345)	(141,806)		(213,319)	(189,051)	(74,197)		(109,954)

280,064	880,859		167,562	1,103,042	432,565		220,896

461,719	754,844		876,999	622,384	52,535		(13,376)

2,703,563	7,000,819		3,537,111	19,543,505	2,339,859		3,775,472
(4,825,179)	(4,092,961)		1,499,581	(4,042,106)	3,132,109		(55,673)

(2,121,616)	2,907,858		5,036,692	15,501,399	5,471,968		3,719,799

$(1,659,897)	$3,662,702		$5,913,691	$16,123,783	$5,524,503		$3,706,423

(Statements of Operations continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

STATEMENTS OF OPERATIONS (continued)	115

Six months ended October 31, 2007	Mid Cap Stock Fund		Mid Cap Growth Fund		Small Cap Stock Fund	Small Cap Growth Fund		International Equity Fund
INVESTMENT INCOME:
Dividends	$978,603	(a)(b)	$211,396	(a)(b)	$638,867 (a)	$327,117	(a)(b)	$3,692,846	(a)(b)
Interest	—		—		—	—		—

TOTAL INVESTMENT INCOME	978,603		211,396		638,867	327,117		3,692,846

EXPENSES
Investment advisory fee (Note 5)	564,122		260,461		421,302	842,599		1,348,662
Administrative personnel and services fee (Note 5)	38,033		17,552		28,422	56,748		77,246
Custodian fees	2,400		1,093		1,812	3,455		142,800
Transfer and dividend disbursing agent fees and expenses	46,506		21,390		19,182	89,665		29,939
Trustees’ fees	3,620		3,663		3,474	3,763		3,709
Auditing fees	7,630		7,767		7,281	7,929		7,687
Legal fees	2,714		2,786		2,474	2,876		2,966
Portfolio accounting fees	21,424		11,978		17,092	28,602		38,779
Distribution services fee—Class A Shares (Note 5)	49,736		8,736		7,879	65,891		14,699
Distribution services fee—Class B Shares (Note 5)	10,075		2,416		5,600	10,591		4,092
Distribution services fee—Class C Shares (Note 5)	—		—		—	1,108		—
Shareholder services fee—Class A Shares (Note 5)	59,113		8,726		7,891	70,843		16,384
Shareholder services fee—Class B Shares (Note 5)	3,358		805		1,867	3,530		1,364
Shareholder services fee—Class C Shares (Note 5)	—		—		—	369		—
Shareholder services fee—Institutional I Shares (Note 5)	103,505		65,920		107,284	168,740		307,478
Share registration costs	17,674		17,913		15,145	23,177		16,524
Printing and postage	14,280		2,498		1,699	24,496		7,685
Insurance premiums	5,898		4,916		5,916	6,365		6,232
BNY Full Service	5,652		2,670		4,069	9,031		11,759
Miscellaneous	1,590		1,762		1,960	2,188		1,557

TOTAL EXPENSES	957,330		443,052		660,349	1,421,966		2,039,562

WAIVERS AND REIMBURSEMENTS (NOTE 5)
Waiver/reimbursement of investment advisory fee	(48,505)		(34,946)		(19,868)	(31,837)		(1,993)
Waiver of distribution services fee—Class A Shares	—		—		—	—		—
Waiver of shareholder services fee—Class A Shares	(59,113)		(8,726)		(7,891)	(70,842)		(16,384)
Waiver of shareholder services fee—Class B Shares	—		—		—	—		—
Waiver of shareholder services fee—Class C Shares	—		—		—	(109)		—
Waiver of shareholder services fee—Institutional I Shares	(53,792)		(34,879)		(59,360)	(90,003)		(166,097)

TOTAL WAIVERS AND REIMBURSEMENTS	(161,410)		(78,551)		(87,119)	(192,791)		(184,474)

Net Expenses	795,920		364,501		573,230	1,229,175		1,855,088

Net investment income (loss)	182,683		(153,105)		65,637	(902,058)		1,837,758

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	3,709,454		933,389		10,588,456	15,732,337		13,177,713
Net foreign currency transactions	—		—		—	—		139,000
Net realized gain (loss) on futures contracts	—		—		—	—		(14,726)
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	(3,108,180)		4,650,295		(4,062,316)	9,651,805		14,160,477
Net change in unrealized appreciation of futures contracts	—		—		—	—		198,234

Net realized and unrealized gain on investments, futures contracts, written options and foreign currency transactions	601,274		5,583,684		6,526,140	25,384,142		27,660,698

Change in net assets resulting from operations	$783,957		$5,430,579		$6,591,777	$24,482,084		$29,498,456

(a)	Including $51,596, $29,681, $45,286, $99,025 and $74,418 received from affiliated issuers, respectively (Note 5).
(b)	Net of foreign taxes withheld of $1,936, $1,381, $5,822 and $324,979, respectively.

See Notes which are an integral part of the Financial Statements

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

116	STATEMENTS OF OPERATIONS

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SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

117

	Short Duration Government Bond Fund
	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007
INCREASED (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$3,754,387	$7,435,537
Net realized gain (loss) on investments	81,061	(82,506)
Net change in unrealized appreciation (depreciation) of investments	1,176,453	2,628,396

Change in net assets resulting from operations	5,011,901	9,981,427

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income
Class A Shares	(63,215)	(145,439)
Class B Shares	(1,557)	(3,719)
Institutional I Shares	(3,747,740)	(7,265,923)

Change in net assets resulting from distributions to shareholders	(3,812,512)	(7,415,081)

SHARE TRANSACTIONS
Proceeds from sale of shares	26,925,348	35,684,397
Net asset value of shares issued to shareholders in payment of distributions declared	1,803,308	3,806,979
Cost of shares redeemed	(36,761,726)	(47,808,335)

Change in net assets resulting from share transactions	(8,033,070)	(8,316,959)

Change in net assets	(6,833,681)	(5,750,613)
NET ASSETS
Beginning of period	189,004,093	194,754,706

End of period	$182,170,412	$189,004,093

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(33,235)	$24,890

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2007  /  SEMI-ANNUAL REPORT

118	STATEMENTS OF CHANGES IN NET ASSETS

Short-Term Corporate Bond Fund		U.S. Government Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund
Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007

$1,224,888	$2,494,905	$3,781,222	$7,197,660	$1,982,094	$3,667,743	$2,458,703	$5,211,146
(102,286)	(58,218)	(21,019)	(576,731)	(371,930)	62,502	232,804	732,592
163,099	769,996	694,835	3,848,839	(783,661)	1,013,937	(1,083,028)	308,237

1,285,701	3,206,683	4,455,038	10,469,768	826,503	4,744,182	1,608,479	6,251,975

(1,720)	(4,774)	(1,254,926)	(2,018,417)	(1,131,055)	(2,056,577)	(93,366)	(212,323)
(730)	(1,275)	(3,438)	(9,807)	(18,209)	(37,709)	(11,584)	(23,920)
(1,216,926)	(2,488,673)	(2,520,968)	(5,202,382)	(829,883)	(1,562,519)	(2,348,890)	(4,936,399)

(1,219,376)	(2,494,722)	(3,779,332)	(7,230,606)	(1,979,147)	(3,656,805)	(2,453,840)	(5,172,642)

4,712,050	8,986,987	22,503,616	34,160,360	13,353,137	25,541,405	4,417,617	15,643,967
345,183	904,564	1,954,391	4,029,264	883,569	1,862,393	302,779	558,952
(6,952,726)	(19,574,080)	(24,736,298)	(35,571,434)	(11,185,775)	(13,168,097)	(12,665,007)	(20,801,334)

(1,895,493)	(9,682,529)	(278,291)	2,618,190	3,050,931	14,235,701	(7,944,611)	(4,598,415)

(1,829,168)	(8,970,568)	397,415	5,857,352	1,898,287	15,323,078	(8,789,972)	(3,519,082)

58,896,656	67,867,224	172,121,699	166,264,347	105,064,835	89,741,757	139,950,153	143,469,235

$57,067,488	$58,896,656	$172,519,114	$172,121,699	$106,963,122	$105,064,835	$131,160,181	$139,950,153

$5,805	$293	$7,009	$5,119	$6,976	$4,029	$18,019	$13,156

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007

STATEMENTS OF CHANGES IN NET ASSETS (continued)	119

	Managed Allocation Fund— Conservative Growth		Managed Allocation Fund— Moderate Growth
	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007
INCREASED (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$95,000	$300,015	$121,646	$590,705
Net realized gain (loss) on investments	63,718	83,066	769,472	748,598
Capital gain distributions from other registered investment companies	—	177,692	—	1,785,998
Net change in unrealized appreciation (depreciation) of investments	376,551	396,928	2,768,666	2,603,062

Change in net assets resulting from operations	535,269	957,701	3,659,784	5,728,363

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income
Class A Shares	(72,440)	(300,183)	—	(879,144)
Class B Shares	(15,294)	(77,386)	—	(414,766)
Institutional I Shares	—	—	—	—
Distributions from net realized gain on investments
Class A Shares	—	(304,638)	—	(2,147,684)
Class B Shares	—	(98,003)	—	(1,204,410)
Institutional I Shares	—	—	—	—

Change in net assets resulting from distributions to shareholders	(87,734)	(780,210)	—	(4,646,004)

SHARE TRANSACTIONS
Proceeds from sale of shares	429,484	1,522,840	2,379,289	6,330,162
Net asset value of shares issued to shareholders in payment of distributions declared	80,159	771,430	91	4,601,602
Cost of shares redeemed	(1,824,982)	(2,586,622)	(7,296,108)	(11,159,101)

Change in net assets resulting from share transactions	(1,315,339)	(292,352)	(4,916,728)	(227,337)

Change in net assets	(867,804)	(114,861)	(1,256,944)	855,022
NET ASSETS
Beginning of period	13,945,759	14,060,620	65,618,839	64,763,817

End of period	$13,077,955	$13,945,759	$64,361,895	$65,618,839

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$20,367	$13,101	$181,479	$59,833

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2007  /  SEMI-ANNUAL REPORT

120	STATEMENTS OF CHANGES IN NET ASSETS

Managed Allocation Fund— Aggressive Growth		Balanced Fund		Equity Income Fund		Large Cap Value Fund
Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007

$(138,698)	$(5,694)	$375,438	$827,794	$461,719	$1,174,645	$754,844	$1,420,534
376,783	337,841	1,237,034	6,340,393	2,703,563	7,435,852	7,000,819	9,314,706
—	1,325,102	—	—	—	—	—	—
2,196,720	1,886,122	(744,458)	(2,640,073)	(4,825,179)	908,667	(4,092,961)	13,606,965

2,434,805	3,543,371	868,014	4,528,114	(1,659,897)	9,519,164	3,662,702	24,342,205

—	(371,596)	(261,499)	(429,862)	(35,213)	(88,736)	(180,176)	(342,357)
—	(142,874)	(38,232)	(87,970)	(1,661)	(3,918)	—	(1,045)
—	—	(65,791)	(328,448)	(409,614)	(1,119,963)	(537,362)	(1,114,232)

—	(1,356,035)	—	—	—	(434,603)	—	(2,187,927)
—	(660,648)	—	—	—	(30,998)	—	(89,233)
—	—	—	—	—	(5,037,580)	—	(8,014,934)

—	(2,531,153)	(365,522)	(846,280)	(446,488)	(6,715,798)	(717,538)	(11,749,728)

1,122,497	3,661,416	1,493,847	4,308,373	1,884,750	4,457,550	16,159,684	48,692,434

—	2,525,269	353,887	833,850	76,196	4,882,655	398,217	9,811,225
(2,044,415)	(4,201,661)	(4,075,491)	(27,215,955)	(7,704,192)	(21,562,974)	(16,121,978)	(48,310,181)

(921,918)	1,985,024	(2,227,757)	(22,073,732)	(5,743,246)	(12,222,769)	435,923	10,193,478

1,512,887	2,997,242	(1,725,265)	(18,391,898)	(7,849,631)	(9,419,403)	3,381,087	22,785,955

33,345,904	30,348,662	32,191,663	50,583,561	54,101,520	63,520,923	173,936,815	151,150,860

$34,858,791	$33,345,904	$30,466,398	$32,191,663	$46,251,889	$54,101,520	$177,317,902	$173,936,815

$(132,546)	$6,152	$62,173	$52,257	$28,793	$13,562	$783,909	$29,065

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007

STATEMENTS OF CHANGES IN NET ASSETS (continued)	121

	Equity Index Fund
	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007
INCREASED (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$876,999	$1,627,139
Net realized gain (loss) on investments, redemption in-kind, futures contracts, written options and foreign currency transactions	3,537,111	2,169,283
Net change in unrealized appreciation (depreciation) of investments	1,499,581	11,180,913

Change in net assets resulting from operations	5,913,691	14,977,335

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income
Class A Shares	(29,710)	(60,568)
Class B Shares	(2,626)	(4,359)
Institutional I Shares	(838,682)	(1,553,010)
Distributions from net realized gain on investments
Class A Shares	—	—
Class B Shares	—	—
Institutional I Shares	—	—

Change in net assets resulting from distributions to shareholders	(871,018)	(1,617,937)

SHARE TRANSACTIONS
Proceeds from sale of shares	5,256,862	37,633,127
Net asset value of shares issued to shareholders in payment of distributions declared	350,245	728,241
Cost of shares redeemed	(9,814,881)	(22,717,062)

Change in net assets resulting from share transactions	(4,207,774)	15,644,306

Change in net assets	834,899	29,003,704
NET ASSETS
Beginning of period	113,041,664	84,037,960

End of period	$113,876,563	$113,041,664

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$139,597	$113,616

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2007  /  SEMI-ANNUAL REPORT

122	STATEMENTS OF CHANGES IN NET ASSETS (continued)

Large Cap Stock Fund		Large Cap Growth Fund		Multi Cap Growth Fund
Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007

$622,384	$1,468,089	$52,535	$136,937	$(13,376)	$19,883

19,543,505	24,681,748	2,339,859	2,163,512	3,775,472	4,026,685
(4,042,106)	(279,328)	3,132,109	3,271,162	(55,673)	(581,259)

16,123,783	25,870,509	5,524,503	5,571,611	3,706,423	3,465,309

—	(147,599)	—	—	—	—
—	—	—	—	—	—
—	(1,320,490)	—	(123,734)	—	—

—	(723,185)	—	—	—	—
—	(142,761)	—	—	—	—
—	(5,072,498)	—	—	—	—

—	(7,406,533)	—	(123,734)	—	—

6,426,568	16,189,942	27,710,934	12,762,443	1,498,224	4,022,191
—	5,484,194	—	109,182	—	—
(76,194,243)	(154,529,238)	(6,205,551)	(17,728,320)	(12,534,963)	(23,568,928)

(69,767,675)	(132,855,102)	21,505,383	(4,856,695)	(11,036,739)	(19,546,737)

(53,643,892)	(114,391,126)	27,029,886	591,182	(7,330,316)	(16,081,428)

234,472,918	348,864,044	52,498,806	51,907,624	43,680,562	59,761,990

$180,829,026	$234,472,918	$79,528,692	$52,498,806	$36,350,246	$43,680,562

$622,384	$—	$80,431	$27,896	$(1,998)	$11,378

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007

STATEMENTS OF CHANGES IN NET ASSETS (continued)	123

	Mid Cap Stock Fund
	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007
INCREASED (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$182,683	$592,624
Net realized gain (loss) on investments, redemption in-kind, futures contracts, written options and foreign currency transactions	3,709,454	16,149,979
Net change in unrealized appreciation (depreciation) of investments, futures contracts, written options and translation of assets and liabilities in foreign currency	(3,108,180)	(2,131,729)

Change in net assets resulting from operations	783,957	14,610,874

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income
Class A Shares	—	(358,687)
Class B Shares	—	(3,805)
Institutional I Shares	—	(555,946)
Distributions from net realized gain on investments
Class A Shares	—	(5,250,051)
Class B Shares	—	(354,547)
Class C Shares	—	—
Institutional I Shares	—	(9,911,890)

Change in net assets resulting from distributions to shareholders	—	(16,434,926)

SHARE TRANSACTIONS
Proceeds from sale of shares	6,065,445	14,611,929
Net asset value of shares issued to shareholders in payment of distributions declared	—	15,478,448
Cost of shares redeemed	(11,810,318)	(54,900,389)

Change in net assets resulting from share transactions	(5,744,873)	(24,810,012)

Change in net assets	(4,960,916)	(26,634,064)
NET ASSETS
Beginning of period	135,218,859	161,852,923

End of period	$130,257,943	$135,218,859

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$450,564	$267,881

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2007  /  SEMI-ANNUAL REPORT

124	STATEMENTS OF CHANGES IN NET ASSETS (continued)

Mid Cap Growth Fund		Small Cap Stock Fund		Small Cap Growth Fund		International Equity Fund
Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007

$(153,105)	$(274,753)	$65,637	$174,970	$(902,058)	$(1,041,435)	$1,837,758	$2,659,641

933,389	13,982,848	10,588,456	32,098,131	15,732,337	16,447,758	13,301,987	15,118,212

4,650,295	(10,675,426)	(4,062,316)	(24,560,709)	9,651,805	(2,306,209)	14,358,711	21,636,866

5,430,579	3,032,669	6,591,777	7,712,392	24,482,084	13,100,114	29,498,456	39,414,719

—	—	—	—	—	—	—	(111,854)
—	—	—	—	—	—	—	(3,374)
—	—	—	—	—	—	—	(2,202,318)
					—
—	(924,021)	—	(1,610,556)	—	(8,075,707)	—	(578,932)
—	(79,712)	—	(449,799)	—	(416,141)	—	(46,357)
—	—	—	—	—	(47,872)	—	—
—	(9,577,382)	—	(36,849,613)	—	(16,666,444)	—	(10,479,557)

—	(10,581,115)	—	(38,909,968)	—	(25,206,164)	—	(13,422,392)

4,986,964	5,891,518	6,010,661	19,690,166	35,431,295	39,125,665	20,403,040	84,390,670
—	7,888,048	—	26,542,634	—	21,325,817	—	8,734,218
(6,866,996)	(35,615,014)	(34,481,222)	(91,431,222)	(23,337,571)	(41,576,262)	(19,687,363)	(25,986,919)

(1,880,032)	(21,835,448)	(28,470,561)	(45,198,422)	12,093,724	18,875,220	715,677	67,137,969

3,550,547	(29,383,894)	(21,878,784)	(76,395,998)	36,575,808	6,769,170	30,214,133	93,130,296

60,756,100	90,139,994	117,427,944	193,823,942	185,321,771	178,552,601	258,374,155	165,243,859

$64,306,647	$60,756,100	$95,549,160	$117,427,944	$221,897,579	$185,321,771	$288,588,288	$258,374,155

$(124,825)	$28,280	$288,917	$223,280	$13,761,920	$—	$2,191,259	$353,501

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007

STATEMENTS OF CHANGES IN NET ASSETS (continued)	125

	Maryland Municipal Bond Fund
	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007
INCREASED (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$2,823,569	$5,827,760
Net realized gain (loss) on investments	91,221	505,433
Net change in unrealized appreciation (depreciation) of investments	(2,279,563)	443,053

Change in net assets resulting from operations	635,227	6,776,246

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income
Class A Shares	(885,967)	(1,909,667)
Class B Shares	(26,099)	(54,873)
Institutional I Shares	(1,899,148)	(3,842,482)
Distributions from net realized gain on investments
Class A Shares	—	(128,540)
Class B Shares	—	(4,679)
Institutional I Shares	—	(254,847)

Change in net assets resulting from distributions to shareholders	(2,811,214)	(6,195,088)

SHARE TRANSACTIONS
Proceeds from sale of shares	6,703,794	16,331,025
Net asset value of shares issued to shareholders in payment of distributions declared	710,236	2,138,366
Cost of shares redeemed	(14,923,499)	(19,300,157)

Change in net assets resulting from share transactions	(7,509,469)	(830,766)

Change in net assets	(9,685,456)	(249,608)
NET ASSETS
Beginning of period	147,389,177	147,638,785

End of period	$137,703,721	$147,389,177

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$19,036	$6,681

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2007  /  SEMI-ANNUAL REPORT

126	STATEMENTS OF CHANGES IN NET ASSETS (continued)

Virginia Municipal Bond Fund		Intermediate-Term Bond Fund		Income Fund
Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007

$324,850	$765,379	$4,316,159	$9,004,225	$3,109,279	$5,999,231
4,174	178,424	(852,586)	(1,340,815)	(610,498)	(501,843)
(137,987)	(6,956)	699,478	4,880,273	(167,819)	2,880,942

191,037	936,847	4,163,051	12,543,683	2,330,962	8,378,330

(321,882)	(759,945)	(3,074,378)	(70,465)	(137,391)	(307,165)
—	—	(22,588)	(4,242)	(19,791)	(52,784)
—	—	(1,195,510)	(9,014,545)	(2,942,884)	(5,645,943)

—	(198,124)	—	—	—	(7,532)
—	—	—	—	—	(1,580)
—	—	—	—	—	(134,074)

(321,882)	(958,069)	(4,292,476)	(9,089,252)	(3,100,066)	(6,149,078)

394,993	153,706	16,584,828	24,603,156	19,109,986	20,496,539
218,156	789,759	963,223	2,348,539	943,882	2,487,461
(1,992,419)	(5,043,989)	(21,188,966)	(51,597,431)	(10,628,521)	(44,056,627)

(1,379,270)	(4,100,524)	(3,640,915)	(24,645,736)	9,425,347	(21,072,627)

(1,510,115)	(4,121,746)	(3,770,340)	(21,191,305)	8,656,243	(18,843,375)

18,128,679	22,250,425	197,113,341	218,304,646	122,971,725	141,815,100

$16,618,564	$18,128,679	$193,343,001	$197,113,341	$131,627,968	$122,971,725

$2,505	$1,192	$28,947	$5,264	$10,309	$1,096

SEMI-ANNUAL REPORT  /  October 31, 2007

STATEMENTS OF CHANGES IN NET ASSETS (continued)	127

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations		Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions
SHORT DURATION GOVERNMENT BOND FUND – CLASS A SHARES
2004(c)	$9.72	0.13		(0.04)	0.09		(0.14)	—	(0.14)
2005	$9.67	0.21		(0.06)	0.15		(0.22)	—	(0.22)
2006	$9.60	0.27		(0.12)	0.15		(0.27)	—	(0.27)
2007	$9.48	0.34		0.14	0.48		(0.35)	—	(0.35)
2007(e)(d)	$9.61	0.18	(f)	0.07	0.25		(0.19)	—	(0.19)
SHORT DURATION GOVERNMENT BOND FUND – CLASS B SHARES
2004(c)	$9.72	0.05		(0.05)	0.00	(g)	(0.05)	—	(0.05)
2005	$9.67	0.15		(0.07)	0.08		(0.15)	—	(0.15)
2006	$9.60	0.22		(0.12)	0.10		(0.22)	—	(0.22)
2007	$9.48	0.29		0.13	0.42		(0.29)	—	(0.29)
2007(e)(d)	$9.61	0.14	(f)	0.07	0.21		(0.15)	—	(0.15)
SHORT DURATION GOVERNMENT BOND FUND – INSTITUTIONAL I SHARES
2003	$9.80	0.33	(f)	0.16	0.49		(0.44)	—	(0.44)
2004	$9.85	0.25		(0.19)	0.06		(0.24)	—	(0.24)
2005	$9.67	0.23		(0.07)	0.16		(0.23)	—	(0.23)
2006	$9.60	0.30		(0.12)	0.18		(0.30)	—	(0.30)
2007	$9.48	0.37		0.13	0.50		(0.37)	—	(0.37)
2007(e)(d)	$9.61	0.19	(f)	0.06	0.25		(0.19)	—	(0.19)
SHORT-TERM CORPORATE BOND FUND – CLASS A SHARES
2004(i)(h)	$9.91	0.13		(0.04)	0.09		(0.13)	—	(0.13)
2005	$9.87	0.22		(0.07)	0.15		(0.22)	—	(0.22)
2006	$9.80	0.28		(0.08)	0.20		(0.28)	—	(0.28)
2007	$9.72	0.37		0.11	0.48		(0.37)	—	(0.37)
2007(e)(d)	$9.83	0.20	(f)	0.01	0.21		(0.20)	—	(0.20)
SHORT-TERM CORPORATE BOND FUND – CLASS B SHARES
2004(i)(h)	$9.91	0.08		(0.04)	0.04		(0.08)	—	(0.08)
2005	$9.87	0.14		(0.07)	0.07		(0.14)	—	(0.14)
2006	$9.80	0.21		(0.08)	0.13		(0.21)	—	(0.21)
2007	$9.72	0.29		0.11	0.40		(0.29)	—	(0.29)
2007(e)(d)	$9.83	0.16	(f)	0.01	0.17		(0.16)	—	(0.16)

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
Total returns for periods of less than one year, if any, are not annualized.
(b)	This expense decrease is reflected in both the net expense and net investment income ratios.
(c)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(d)	Computed on an annualized basis.
(e)	Six months ended October 31, 2007 (unaudited).
(f)	Per share numbers have been calculated using the average shares method.
(g)	Represents less than $0.01.
(h)	Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.
(i)	Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2007 (unaudited) / SEMI-ANNUAL REPORT

128	FINANCIAL HIGHLIGHTS

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$9.67	0.96%	0.81	%(d)	1.61	%(d)	0.51	%(d)	$8,549	125%
$9.60	1.55%	0.81%		2.26%		0.47%		$5,675	83%
$9.48	1.63%	0.92%		2.85%		0.36%		$4,477	71%
$9.61	5.17%	0.89%		3.68%		0.38%		$3,421	97%
$9.67	2.59%	0.82%		3.80%		0.43%		$3,053	16%

$9.67	(0.05)%	1.71	%(d)	0.66	%(d)	0.11	%(d)	$122	125%
$9.60	0.87%	1.48%		1.60%		0.30%		$124	83%
$9.48	1.09%	1.45%		2.37%		0.33%		$123	71%
$9.61	4.51%	1.52%		3.07%		0.25%		$105	97%
$9.67	2.16%	1.67%		2.95%		0.08%		$103	16%

$9.85	5.05%	0.69%		3.33%		0.40%		$117,333	96%
$9.67	0.66%	0.71%		2.06%		0.37%		$199,792	125%
$9.60	1.68%	0.68%		2.39%		0.35%		$191,002	83%
$9.48	1.88%	0.67%		3.12%		0.36%		$190,155	71%
$9.61	5.40%	0.67%		3.92%		0.35%		$185,478	97%
$9.67	2.67%	0.67%		3.95%		0.33%		$179,014	16%

$9.87	0.90%	1.16	%(d)	2.06	%(d)	0.33	%(d)	$136	99%
$9.80	1.51%	0.96%		2.28%		0.50%		$310	97%
$9.72	2.10%	0.94%		2.89%		0.54%		$281	83%
$9.83	5.00%	0.93%		3.65%		0.56%		$83	64%
$9.84	2.16%	0.90%		4.08%		0.59%		$85	59%

$9.87	0.38%	1.99	%(d)	1.25	%(d)	0.01	%(d)	$26	99%
$9.80	0.69%	1.77%		1.42%		0.19%		$40	97%
$9.72	1.30%	1.73%		2.15%		0.23%		$66	83%
$9.83	4.15%	1.74%		2.91%		0.24%		$42	64%
$9.84	1.73%	1.76%		3.27%		0.24%		$74	59%

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

FINANCIAL HIGHLIGHTS (continued)	129

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments		Total Distributions
SHORT-TERM CORPORATE BOND FUND – INSTITUTIONAL I SHARES
2003	$9.80	0.34		0.19		0.53	(0.35)	—		(0.35)
2004(c)	$9.98	0.24		(0.11)		0.13	(0.24)	—		(0.24)
2005	$9.87	0.24		(0.07)		0.17	(0.24)	—		(0.24)
2006	$9.80	0.30		(0.08)		0.22	(0.30)	—		(0.30)
2007	$9.72	0.38		0.11		0.49	(0.38)	—		(0.38)
2007(e)(d)	$9.83	0.21	(f)	0.01		0.22	(0.21)	—		(0.21)
U.S. GOVERNMENT BOND FUND – CLASS A SHARES
2003	$9.49	0.43	(f)	0.43		0.86	(0.50)	—		(0.50)
2004	$9.85	0.41		(0.33)		0.08	(0.42)	(0.00	)(g)	(0.42)
2005	$9.51	0.37	(f)	(0.00	)(g)	0.37	(0.42)	—		(0.42)
2006	$9.46	0.38		(0.36)		0.02	(0.38)	—		(0.38)
2007	$9.10	0.40		0.18		0.58	(0.40)	—		(0.40)
2007(e)(d)	$9.28	0.23	(f)	—		0.23	(0.20)	—		(0.20)
U.S. GOVERNMENT BOND FUND – CLASS B SHARES
2004(i)	$9.56	0.20		(0.06)		0.14	(0.19)	(0.00	)(g)	(0.19)
2005	$9.51	0.29	(f)	(0.01)		0.28	(0.33)	—		(0.33)
2006	$9.46	0.30		(0.37)		(0.07)	(0.29)	—		(0.29)
2007	$9.10	0.31		0.18		0.49	(0.31)	—		(0.31)
2007(e)(d)	$9.28	0.18	(f)	—		0.18	(0.15)	—		(0.15)
U.S. GOVERNMENT BOND FUND – INSTITUTIONAL I SHARES
2004(i)	$9.56	0.29	(f)	(0.06)		0.23	(0.28)	(0.00	)(g)	(0.28)
2005	$9.51	0.38	(f)	(0.00	)(g)	0.38	(0.43)	—		(0.43)
2006	$9.46	0.39		(0.36)		0.03	(0.39)	—		(0.39)
2007	$9.10	0.40		0.18		0.58	(0.40)	—		(0.40)
2007(e)(d)	$9.28	0.24	(f)	(0.01)		0.23	(0.20)	—		(0.20)
NEW YORK MUNICIPAL BOND FUND – CLASS A SHARES
2003	$10.41	0.41		0.34		0.75	(0.41)	(0.01)		(0.42)
2004	$10.74	0.39		(0.19)		0.20	(0.39)	(0.09)		(0.48)
2005	$10.46	0.39		0.19		0.58	(0.39)	(0.03)		(0.42)
2006	$10.62	0.40		(0.23)		0.17	(0.40)	(0.01)		(0.41)
2007	$10.38	0.39		0.13		0.52	(0.39)	—		(0.39)
2007(e)(d)	$10.51	0.19	(f)	(0.12)		0.07	(0.19)	—		(0.19)

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
Total returns for periods of less than one year, if any, are not annualized.
(b)	This expense decrease is reflected in both the net expense and net investment income ratio.
(c)	Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another Independent Registered Public Accounting Firm.
(d)	Computed on an annualized basis.
(e)	Six months ended October 31, 2007 (unaudited).
(f)	Per share numbers have been calculated using the average shares method.
(g)	Represents less than $0.01.
(h)	Represents less than 0.01%.
(i)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(j)	This calculation excludes purchases and sales from dollar roll transactions.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

130	FINANCIAL HIGHLIGHTS (continued)

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$9.98	5.44%	1.00%		3.49%		0.16%		$59,765	170%
$9.87	1.31%	1.04%		2.36%		0.18%		$82,154	99%
$9.80	1.70%	0.78%		2.40%		0.43%		$76,078	97%
$9.72	2.29%	0.75%		3.08%		0.48%		$67,521	83%
$9.83	5.18%	0.75%		3.93%		0.49%		$58,771	64%
$9.84	2.24%	0.75%		4.23%		0.49%		$56,909	59%

$9.85	9.20%	0.95%		4.41%		—		$144,210	68	%(j)
$9.51	0.79%	0.93%		3.51%		0.26%		$54,388	64	%(j)
$9.46	3.93%	0.95%		3.94%		0.47%		$45,179	106	%(j)
$9.10	0.18%	0.88%		3.93%		0.44%		$43,955	95	%(j)
$9.28	6.46%	0.87%		4.29%		0.40%		$51,955	71	%(j)
$9.31	2.50%	0.91%		4.27%		0.38%		$60,929	29%

$9.51	1.49%	1.90	%(d)	2.26	%(d)	0.00	%(d)(h)	$108	64	%(j)
$9.46	3.02%	1.84%		3.09%		0.08%		$275	106	%(j)
$9.10	(0.73%)	1.83%		3.00%		0.06%		$367	95	%(j)
$9.28	5.44%	1.83%		3.33%		0.03%		$227	71	%(j)
$9.31	2.02%	1.84%		3.34%		0.03%		$214	29%

$9.51	2.44%	0.94	%(d)	3.17	%(d)	0.21	%(d)	$149,744	64	%(j)
$9.46	4.03%	0.85%		4.05%		0.32%		$129,035	106	%(j)
$9.10	0.26%	0.84%		3.97%		0.30%		$121,943	95	%(j)
$9.28	6.49%	0.84%		4.32%		0.27%		$119,940	71	%(j)
$9.31	2.53%	0.84%		4.35%		0.28%		$111,376	29%

$10.74	7.29%	0.86%		3.85%		0.09%		$85,887	50%
$10.46	1.86%	0.87%		3.67%		0.40%		$56,672	40%
$10.62	5.60%	0.85%		3.65%		0.63%		$52,380	41%
$10.38	1.53%	0.82%		3.76%		0.62%		$50,299	56%
$10.51	5.13%	0.80%		3.77%		0.61%		$59,371	37%
$10.39	0.72%	0.78%		3.71%		0.60%		$62,915	49%

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

FINANCIAL HIGHLIGHTS (continued)	131

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions
NEW YORK MUNICIPAL BOND FUND – CLASS B SHARES
2004(c)	$10.45	0.19		0.10	0.29	(0.19)	(0.09)	(0.28)
2005	$10.46	0.30		0.19	0.49	(0.30)	(0.03)	(0.33)
2006	$10.62	0.31		(0.23)	0.08	(0.31)	(0.01)	(0.32)
2007	$10.38	0.30		0.13	0.43	(0.30)	—	(0.30)
2007(e)(d)	$10.51	0.15	(f)	(0.12)	0.03	(0.15)	—	(0.15)
NEW YORK MUNICIPAL BOND FUND – INSTITUTIONAL I SHARES
2004(c)	$10.45	0.26		0.10	0.36	(0.26)	(0.09)	(0.35)
2005	$10.46	0.40		0.19	0.59	(0.40)	(0.03)	(0.43)
2006	$10.62	0.41		(0.23)	0.18	(0.41)	(0.01)	(0.42)
2007	$10.38	0.41		0.13	0.54	(0.41)	—	(0.41)
2007(e)(d)	$10.51	0.20	(f)	(0.12)	0.08	(0.20)	—	(0.20)
PENNSYLVANIA MUNICIPAL BOND FUND – CLASS A SHARES
2003	$10.07	0.39		0.38	0.77	(0.39)	—	(0.39)
2004(g)	$10.45	0.37		(0.25)	0.12	(0.37)	—	(0.37)
2005	$10.20	0.36		0.07	0.43	(0.36)	—	(0.36)
2006	$10.27	0.38		(0.27)	0.11	(0.37)	—	(0.37)
2007	$10.01	0.37		0.07	0.44	(0.36)	—	(0.36)
2007(e)(d)	$10.09	0.18	(f)	(0.05)	0.13	(0.18)	—	(0.18)
PENNSYLVANIA MUNICIPAL BOND FUND – CLASS B SHARES
2003	$10.09	0.32		0.38	0.70	(0.32)	—	(0.32)
2004(g)	$10.47	0.30		(0.27)	0.03	(0.30)	—	(0.30)
2005	$10.20	0.29		0.07	0.36	(0.28)	—	(0.28)
2006	$10.28	0.29		(0.25)	0.04	(0.30)	—	(0.30)
2007	$10.02	0.27		0.07	0.34	(0.27)	—	(0.27)
2007(e)(d)	$10.09	0.13	(f)	(0.05)	0.08	(0.13)	—	(0.13)
PENNSYLVANIA MUNICIPAL BOND FUND – INSTITUTIONAL I SHARES
2003	$10.08	0.41		0.38	0.79	(0.41)	—	(0.41)
2004(g)	$10.46	0.39		(0.26)	0.13	(0.39)	—	(0.39)
2005	$10.20	0.37		0.07	0.44	(0.37)	—	(0.37)
2006	$10.27	0.38		(0.26)	0.12	(0.38)	—	(0.38)
2007	$10.01	0.37		0.08	0.45	(0.37)	—	(0.37)
2007(e)(d)	$10.09	0.18	(f)	(0.05)	0.13	(0.18)	—	(0.18)

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
Total returns for periods of less than one year, if any, are not annualized.
(b)	This expense decrease is reflected in both the net expense and net investment income ratios.
(c)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(d)	Computed on an annualized basis.
(e)	Six months ended October 31, 2007 (unaudited).
(f)	Per share numbers have been calculated using the average shares method.
(g)	Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another Independent Registered Public Accounting Firm.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

132	FINANCIAL HIGHLIGHTS (continued)

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$10.46	2.73%	1.87	%(d)	2.77	%(d)	0.10	%(d)	$357	40%
$10.62	4.75%	1.67%		2.86%		0.32%		$773	41%
$10.38	0.70%	1.65%		2.95%		0.32%		$1,307	56%
$10.51	4.23%	1.66%		2.91%		0.29%		$1,470	37%
$10.39	0.27%	1.67%		2.81%		0.25%		$1,155	49%

$10.46	3.39%	0.87	%(d)	3.68	%(d)	0.33	%(d)	$27,293	40%
$10.62	5.77%	0.69%		3.81%		0.55%		$26,921	41%
$10.38	1.69%	0.67%		3.92%		0.55%		$38,135	56%
$10.51	5.26%	0.67%		3.89%		0.53%		$44,224	37%
$10.39	0.77%	0.67%		3.81%		0.50%		$42,893	49%

$10.45	7.77%	1.17%		3.79%		0.82%		$2,880	12%
$10.20	1.13%	1.19%		3.49%		0.23%		$11,965	11%
$10.27	4.24%	1.12%		3.48%		0.24%		$8,311	27%
$10.01	1.11%	0.91%		3.66%		0.48%		$6,225	12%
$10.09	4.49%	0.92%		3.63%		0.48%		$5,407	26%
$10.04	1.29%	0.95%		3.55%		0.43%		$5,233	7%

$10.47	7.03%	1.82%		3.08%		4.88%		$421	12%
$10.20	0.26%	1.83%		2.94%		0.06%		$698	11%
$10.28	3.61%	1.71%		2.89%		0.03%		$893	27%
$10.02	0.37%	1.77%		2.80%		0.05%		$858	12%
$10.09	3.47%	1.81%		2.74%		0.05%		$875	26%
$10.04	0.85%	1.82%		2.68%		0.04%		$858	7%

$10.46	7.96%	0.99%		3.97%		—		$158,648	12%
$10.20	1.21%	0.98%		3.79%		0.12%		$190,805	11%
$10.27	4.37%	1.00%		3.60%		0.11%		$160,966	27%
$10.01	1.13%	0.89%		3.68%		0.25%		$136,387	12%
$10.09	4.56%	0.85%		3.70%		0.30%		$133,668	26%
$10.04	1.34%	0.85%		3.65%		0.28%		$125,069	7%

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

FINANCIAL HIGHLIGHTS (continued)	133

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions
MARYLAND MUNICIPAL BOND FUND – CLASS A SHARES
2003	$10.08	0.40		0.34	0.74	(0.40)	—	(0.40)
2004(c)	$10.42	0.40		(0.22)	0.18	(0.39)	—	(0.39)
2005	$10.21	0.39		0.15	0.54	(0.39)	(0.04)	(0.43)
2006	$10.32	0.40	(d)	(0.24)	0.16	(0.40)	(0.03)	(0.43)
2007	$10.05	0.39		0.08	0.47	(0.39)	(0.03)	(0.42)
2007(e)(f)	$10.10	0.20	(d)	(0.15)	0.05	(0.20)	—	(0.20)
MARYLAND MUNICIPAL BOND FUND – CLASS B SHARES
2003	$10.09	0.33		0.34	0.67	(0.33)	—	(0.33)
2004(c)	$10.43	0.33		(0.21)	0.12	(0.32)	—	(0.32)
2005	$10.23	0.31		0.16	0.47	(0.32)	(0.04)	(0.36)
2006	$10.34	0.31	(d)	(0.24)	0.07	(0.31)	(0.03)	(0.34)
2007	$10.07	0.30		0.08	0.38	(0.30)	(0.03)	(0.33)
2007(e)(f)	$10.12	0.15	(d)	(0.15)	—	(0.15)	—	(0.15)
MARYLAND MUNICIPAL BOND FUND – INSTITUTIONAL SHARES
2003	$10.09	0.42		0.34	0.76	(0.42)	—	(0.42)
2004(c)	$10.43	0.42		(0.22)	0.20	(0.41)	—	(0.41)
2005	$10.22	0.42		0.15	0.57	(0.42)	(0.04)	(0.46)
2006	$10.33	0.41	(d)	(0.24)	0.17	(0.41)	(0.03)	(0.44)
2007	$10.06	0.40		0.08	0.48	(0.40)	(0.03)	(0.43)
2007(e)(f)	$10.11	0.20	(d)	(0.15)	0.05	(0.20)	—	(0.20)
VIRGINIA MUNICIPAL BOND FUND – CLASS A SHARES
2002(g)	$11.05	0.46		0.54	1.00	(0.46)	—	(0.46)
2003(g)	$11.59	0.44		0.08	0.52	(0.44)	(0.01)	(0.45)
2004(h)	$11.66	0.35		(0.03)	0.32	(0.35)	—	(0.35)
2005(i)	$11.63	0.42		(0.31)	0.11	(0.42)	(0.15)	(0.57)
2006(j)(k)	$11.17	0.23		(0.14)	0.09	(0.23)	(0.10)	(0.33)
2007	$10.93	0.41		0.08	0.49	(0.41)	(0.11)	(0.52)
2007(e)(f)	$10.90	0.20	(d)	(0.07)	0.13	(0.20)	—	(0.20)

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
Total returns for periods of less than one year, if any, are not annualized.
(b)	This expense decrease is reflected in both the net expense and net investment income ratios.
(c)	Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous periods ended were audited by another Independent Registered Public Accounting Firm.
(d)	Per share numbers have been calculated using the average shares method.
(e)	Six months ended October 31, 2007 (unaudited).
(f)	Computed on an annualized basis.
(g)	Reflects operations for the year ended December 31.
(h)	Reflects operations for the period from January 1, 2004 to October 31, 2004. The Fund has changed its fiscal year end from December 31 to October 31.
(i)	Reflects operations for the year ended October 31.
(j)	Reflects operations for the period from November 1, 2005 to April 30, 2006. The Fund changed its fiscal year end from October 31 to April 30.
(k)	Beginning with the year ended April 30, 2006, the Fund was audited by Ernst & Young, LLP. The previous periods ended were audited by another Independent Registered Public Accounting Firm.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

134	FINANCIAL HIGHLIGHTS (continued)

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$10.42	7.47%	1.02%		3.89%		0.36%		$25,233	18%
$10.21	1.74%	1.01%		3.84%		0.39%		$20,948	17%
$10.32	5.40%	0.95%		3.82%		0.49%		$19,639	13%
$10.05	1.52%	0.82%		3.93%		0.60%		$49,828	12%
$10.10	4.74%	0.82%		3.89%		0.56%		$47,611	16%
$9.95	0.47%	0.82%		3.92%		0.57%		$43,713	2%

$10.43	6.72%	1.72%		3.18%		1.17%		$1,775	18%
$10.23	1.12%	1.71%		3.14%		0.43%		$2,167	17%
$10.34	4.59%	1.71%		3.05%		0.22%		$1,896	13%
$10.07	0.64%	1.70%		3.03%		0.21%		$1,887	12%
$10.12	3.80%	1.71%		3.00%		0.18%		$1,764	16%
$9.97	0.02%	1.72%		3.02%		0.17%		$1,652	2%

$10.43	7.66%	0.84%		4.07%		0.17%		$100,797	18%
$10.22	1.92%	0.83%		4.02%		0.28%		$99,271	17%
$10.33	5.62%	0.73%		4.03%		0.45%		$99,134	13%
$10.06	1.63%	0.72%		4.01%		0.45%		$95,924	12%
$10.11	4.84%	0.72%		4.00%		0.42%		$98,014	16%
$9.96	0.52%	0.72%		4.02%		0.42%		$92,339	2%

$11.59	9.25%	0.92%		4.09%		—		$32,373	19%
$11.66	4.61%	0.93%		3.80%		—		$31,563	24%
$11.63	2.82%	0.95	%(f)	3.67	%(f)	0.02	%(f)	$27,218	14%
$11.17	1.00%	0.98%		3.63%		—		$25,107	12%
$10.93	0.86%	0.45	%(f)	4.32	%(f)	1.11	%(f)	$22,250	5%
$10.90	4.56%	0.86%		3.76%		0.85%		$18,129	9%
$10.83	1.20%	0.87%		3.68%		0.87%		$16,619	3%

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

FINANCIAL HIGHLIGHTS (continued)	135

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions
INTERMEDIATE-TERM BOND FUND – CLASS A SHARES
2004(c)(d)	$10.27	0.23	(e)	0.02	0.25	(0.33)	(0.12)	(0.45)
2005	$10.07	0.37	(e)	0.01	0.38	(0.46)	—	(0.46)
2006	$9.99	0.36	(e)	(0.34)	0.02	(0.37)	—	(0.37)
2007	$9.64	0.42	(e)	0.17	0.59	(0.42)	—	(0.42)
2007(h)(f)	$9.81	0.21	(e)	—	0.21	(0.21)	—	(0.21)
INTERMEDIATE-TERM BOND FUND – CLASS B SHARES
2004(c)(d)	$10.27	0.21	(e)	(0.04)	0.17	(0.25)	(0.12)	(0.37)
2005	$10.07	0.28	(e)	0.01	0.29	(0.37)	—	(0.37)
2006	$9.99	0.29	(e)	(0.33)	(0.04)	(0.31)	—	(0.31)
2007	$9.64	0.34	(e)	0.17	0.51	(0.34)	—	(0.34)
2007(h)(f)	$9.81	0.17	(e)	—	0.17	(0.17)	—	(0.17)
INTERMEDIATE-TERM BOND FUND – INSTITUTIONAL I SHARES
2003	$9.84	0.42		0.66	1.08	(0.42)	—	(0.42)
2004(d)	$10.50	0.39	(e)	(0.27)	0.12	(0.43)	(0.12)	(0.55)
2005	$10.07	0.38	(e)	—	0.38	(0.46)	—	(0.46)
2006	$9.99	0.38	(e)	(0.33)	0.05	(0.40)	—	(0.40)
2007	$9.64	0.44	(e)	0.17	0.61	(0.44)	—	(0.44)
2007(h)(f)	$9.81	0.22	(e)	—	0.22	(0.22)	—	(0.22)
INCOME FUND – CLASS A SHARES
2003	$10.16	0.42		0.54	0.96	(0.42)	—	(0.42)
2004(d)	$10.70	0.37		(0.31)	0.06	(0.37)	(0.26)	(0.63)
2005	$10.13	0.38	(e)	0.05	0.43	(0.39)	(0.09)	(0.48)
2006	$10.08	0.39		(0.39)	0.00	(0.39)	(0.03)	(0.42)
2007	$9.66	0.44		0.20	0.64	(0.45)	(0.01)	(0.46)
2007(h)(f)	$9.84	0.23	(e)	(0.08)	0.15	(0.22)	—	(0.22)
INCOME FUND – CLASS B SHARES
2003	$10.03	0.34		0.54	0.88	(0.34)	—	(0.34)
2004(d)	$10.57	0.30		(0.31)	(0.01)	(0.30)	(0.26)	(0.56)
2005	$10.00	0.30	(e)	0.06	0.36	(0.32)	(0.09)	(0.41)
2006	$9.95	0.32		(0.39)	(0.07)	(0.32)	(0.03)	(0.35)
2007	$9.53	0.37		0.19	0.56	(0.37)	(0.01)	(0.38)
2007(h)(f)	$9.71	0.18	(e)	(0.07)	0.11	(0.18)	—	(0.18)

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
Total returns for periods of less than one year, if any, are not annualized.
(b)	This expense decrease is reflected in both the net expense and net investment income (loss) ratios.
(c)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(d)	Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another Independent Registered Public Accounting Firm.
(e)	Per share numbers have been calculated using the average shares method
(f)	Computed on an annualized basis.
(g)	This calculation excludes purchases and sales from dollar roll transactions
(h)	Six months ended October 31, 2007 (unaudited).

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

136	FINANCIAL HIGHLIGHTS (continued)

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$10.07	2.47%	0.82	%(f)	3.15	%(f)	0.61	%(f)	$10,169	154	%(g)
$9.99	3.81%	0.77%		3.65%		0.59%		$2,402	197	%(g)
$9.64	0.23%	0.98%		3.64%		0.38%		$1,774	189	%(g)
$9.81	6.19%	0.95%		4.23%		0.41%		$1,455	189	%(g)
$9.81	2.16%	0.88%		4.29%		0.47%		$1,441	155%

$10.07	1.64%	1.69	%(f)	2.95	%(f)	0.20	%(f)	$91	154	%(g)
$9.99	2.89%	1.68%		2.83%		0.18%		$123	197	%(g)
$9.64	(0.46)%	1.68%		2.94%		0.19%		$129	189	%(g)
$9.81	5.41%	1.68%		3.48%		0.18%		$98	189	%(g)
$9.81	1.73%	1.73%		3.44%		0.12%		$99	155%

$10.50	11.20%	0.84%		4.14%		0.12%		$128,263	259	%(g)
$10.07	1.21%	0.81%		3.76%		0.27%		$254,875	154	%(g)
$9.99	3.85%	0.74%		3.77%		0.37%		$245,706	197	%(g)
$9.64	0.47%	0.73%		3.88%		0.38%		$216,402	189	%(g)
$9.81	6.42%	0.73%		4.44%		0.38%		$195,560	189	%(g)
$9.81	2.24%	0.73%		4.44%		0.37%		$191,803	155%

$10.70	9.59%	1.03%		3.97%		0.42%		$12,430	276	%(g)
$10.13	0.64%	1.03%		3.58%		0.25%		$10,431	177	%(g)
$10.08	4.27%	1.03%		3.74%		0.27%		$8,855	86	%(g)
$9.66	(0.05)%	1.02%		3.79%		0.26%		$7,253	96	%(g)
$9.84	6.73%	0.99%		4.61%		0.32%		$6,381	79	%(g)
$9.77	1.59%	0.91%		4.64%		0.39%		$5,835	81%

$10.57	8.90%	1.73%		3.25%		0.99%		$2,086	276	%(g)
$10.00	(0.08)%	1.74%		2.89%		0.05%		$2,155	177	%(g)
$9.95	3.60%	1.73%		3.04%		0.07%		$1,960	86	%(g)
$9.53	(0.75)%	1.73%		3.08%		0.06%		$1,561	96	%(g)
$9.71	6.03%	1.74%		3.86%		0.07%		$1,105	79	%(g)
$9.64	1.18%	1.76%		3.78%		0.04%		$950	81%

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

FINANCIAL HIGHLIGHTS (continued)	137

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions
INCOME FUND – INSTITUTIONAL I SHARES
2003	$10.03	0.43		0.54	0.97	(0.43)	—	(0.43)
2004(d)	$10.57	0.39		(0.31)	0.08	(0.39)	(0.26)	(0.65)
2005	$10.00	0.40	(e)	0.04	0.44	(0.40)	(0.09)	(0.49)
2006	$9.95	0.42		(0.40)	0.02	(0.41)	(0.03)	(0.44)
2007	$9.53	0.46		0.19	0.65	(0.46)	(0.01)	(0.47)
2007(f)(g)	$9.71	0.23	(e)	(0.07)	0.16	(0.23)	—	(0.23)
MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH – CLASS A SHARES
2003	$9.74	0.23		(0.23)	0.00 (h)	(0.23)	(0.02)	(0.25)
2004	$9.49	0.15	(e)	0.43	0.58	(0.14)	(0.12)	(0.26)
2005	$9.81	0.16		0.02	0.18	(0.15)	(0.03)	(0.18)
2006	$9.81	0.20	(e)	0.33	0.53	(0.19)	(0.21)	(0.40)
2007	$9.94	0.23	(e)	0.47	0.70	(0.28)	(0.29)	(0.57)
2007(f)(g)	$10.07	0.08	(e)	0.34	0.42	(0.07)	—	(0.07)
MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH – CLASS B SHARES
2003	$9.74	0.15		(0.25)	(0.10)	(0.16)	(0.02)	(0.18)
2004	$9.46	0.08	(e)	0.44	0.52	(0.08)	(0.12)	(0.20)
2005	$9.78	0.10		0.03	0.13	(0.10)	(0.03)	(0.13)
2006	$9.78	0.12	(e)	0.35	0.47	(0.13)	(0.21)	(0.34)
2007	$9.91	0.17	(e)	0.48	0.65	(0.23)	(0.29)	(0.52)
2007(f)(g)	$10.04	0.05	(e)	0.35	0.40	(0.05)	—	(0.05)
MANAGED ALLOCATION FUND – MODERATE GROWTH – CLASS A SHARES
2003	$9.70	0.10		(0.87)	(0.77)	(0.10)	(0.03)	(0.13)
2004	$8.80	0.07		1.10	1.17	(0.06)	(0.11)	(0.17)
2005	$9.80	0.09		0.15	0.24	(0.08)	—	(0.08)
2006	$9.96	0.12		1.09	1.21	(0.11)	(0.59)	(0.70)
2007	$10.47	0.12	(e)	0.87	0.99	(0.22)	(0.57)	(0.79)
2007(f)(g)	$10.67	0.04	(e)	0.60	0.64	—	—	—
MANAGED ALLOCATION FUND – MODERATE GROWTH – CLASS B SHARES
2003	$9.70	0.03		(0.90)	(0.87)	(0.03)	(0.03)	(0.06)
2004	$8.77	0.00	(h)	1.10	1.10	(0.01)	(0.11)	(0.12)
2005	$9.75	0.03		0.14	0.17	(0.04)	—	(0.04)
2006	$9.88	0.05		1.07	1.12	(0.06)	(0.59)	(0.65)
2007	$10.35	0.05	(e)	0.85	0.90	(0.19)	(0.57)	(0.76)
2007(f)(g)	$10.49	(0.01	)(e)	0.60	0.59	—	—	—

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
Total returns for periods of less than one year, if any, are not annualized.
(b)	This expense decrease is reflected in both the net expense and net investment income (loss) ratios.
(c)	This calculation excludes purchases and sales from dollar roll transactions.
(d)	Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another Independent Registered Public Accounting Firm.
(e)	Per share numbers have been calculated using the average shares method.
(f)	Six months ended October 31, 2007 (unaudited).
(g)	Computed on an annualized basis.
(h)	Represents less than $0.01.
(i)	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

138	FINANCIAL HIGHLIGHTS (continued)

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$10.57	9.86%	0.85%	4.17%	0.08%		$246,639	276	%(c)
$10.00	0.81%	0.85%	3.75%	0.14%		$181,498	177	%(c)
$9.95	4.55%	0.82%	3.95%	0.23%		$131,542	86	%(c)
$9.53	0.16%	0.81%	4.01%	0.23%		$133,002	96	%(c)
$9.71	7.03%	0.79%	4.81%	0.27%		$115,486	79	%(c)
$9.64	1.68%	0.76%	4.78%	0.29%		$124,843	81%

$9.49	0.03%	1.00%	2.49%	1.11%		$4,120	11%
$9.81	6.20%	1.00%	1.52%	0.65%		$5,602	14%
$9.81	1.87%	1.00%	1.63%	1.05%		$6,147	61%
$9.94	5.46%	1.00%	2.18%	0.81%		$10,592	17%
$10.07	7.31%	1.00%	2.30%	0.65%		$10,567	22%
$10.42	4.23%	1.00%	1.56%	0.59%		$9,700	20%

$9.46	(1.02)%	2.00%	1.43%	1.11%		$2,000	11%
$9.78	5.50%	1.67%	0.84%	0.61%		$3,622	14%
$9.78	1.32%	1.56%	1.05%	0.99%		$3,817	61%
$9.91	4.88%	1.56%	1.41%	0.81%		$3,469	17%
$10.04	6.73%	1.56%	1.73%	0.59%		$3,379	22%
$10.39	3.96%	1.56%	0.99%	0.54%		$3,378	20%

$8.80	(7.89)%	1.00%	1.14%	0.38%		$10,922	10%
$9.80	13.43%	0.88%	0.73%	0.31%		$24,436	15%
$9.96	2.46%	0.98%	0.98%	0.39%		$29,011	98%
$10.47	12.45%	0.97%	1.44%	0.25%		$42,198	9%
$10.67	9.80%	0.89%	1.20%	0.25%		$41,963	22%
$11.31	6.00%	0.88%	0.67%	0.25%		$40,406	6%

$8.77	(8.91)%	2.00%	0.11%	0.38%		$5,445	10%
$9.75	12.61%	1.67%	(0.08)%	0.11%		$15,799	15%
$9.88	1.70%	1.73%	0.24%	0.14%		$19,628	98%
$10.35	11.61%	1.72%	0.52%	—		$22,566	9%
$10.49	8.94%	1.64%	0.45%	—		$23,656	22%
$11.08	5.62%	1.67%	(0.13)%	0.00	%(i)	$23,956	6%

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

FINANCIAL HIGHLIGHTS (continued)	139

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions
MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH – CLASS A SHARES
2003	$9.49	0.00	(c)	(1.41)	(1.41)	—	(0.08)	(0.08)
2004	$8.00	(0.01	)(d)	1.70	1.69	—	(0.20)	(0.20)
2005	$9.49	0.03	(d)	0.25	0.28	(0.04)	(0.01)	(0.05)
2006	$9.72	0.02	(d)	1.70	1.72	(0.05)	(0.74)	(0.79)
2007	$10.65	0.02	(d)	1.22	1.24	(0.19)	(0.72)	(0.91)
2007(e)(f)	$10.98	(0.04	)(d)	0.87	0.83	—	—	—
MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH – CLASS B SHARES
2003	$9.49	(0.04)		(1.44)	(1.48)	—	(0.08)	(0.08)
2004	$7.93	(0.07	)(d)	1.68	1.61	—	(0.20)	(0.20)
2005	$9.34	(0.02	)(d)	0.24	0.22	(0.01)	(0.01)	(0.02)
2006	$9.54	(0.05	)(d)	1.69	1.64	(0.02)	(0.74)	(0.76)
2007	$10.42	(0.04	)(d)	1.19	1.15	(0.15)	(0.72)	(0.87)
2007(e)(f)	$10.70	(0.07	)(d)	0.85	0.78	—	—	—
BALANCED FUND – CLASS A SHARES
2003	$12.86	0.19		(1.32)	(1.13)	(0.18)	—	(0.18)
2004(h)	$11.55	0.12		1.49	1.61	(0.12)	—	(0.12)
2005	$13.04	0.20		(0.12)	0.08	(0.20)	—	(0.20)
2006	$12.92	0.18		0.86	1.04	(0.21)	—	(0.21)
2007	$13.75	0.29	(d)	1.37	1.66	(0.30)	—	(0.30)
2007(e)(f)	$15.11	0.19	(d)	0.24	0.43	(0.19)	—	(0.19)
BALANCED FUND – CLASS B SHARES
2003	$12.84	0.10		(1.30)	(1.20)	(0.09)	—	(0.09)
2004(h)	$11.55	0.02		1.49	1.51	(0.02)	—	(0.02)
2005	$13.04	0.11		(0.12)	(0.01)	(0.11)	—	(0.11)
2006	$12.92	0.07		0.87	0.94	(0.11)	—	(0.11)
2007	$13.75	0.18	(d)	1.38	1.56	(0.19)	—	(0.19)
2007(e)(f)	$15.12	0.13	(d)	0.23	0.36	(0.12)	—	(0.12)

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
Total returns for periods of less than one year, if any, are not annualized.
(b)	This expense decrease is reflected in both the net expense and net investment income (loss) ratios.
(c)	Represents less than $0.01.
(d)	Per share numbers have been calculated using the average shares method.
(e)	Computed on an annualized basis.
(f)	Six months ended October 31, 2007 (unaudited).
(g)	Represents less than 0.01%.
(h)	Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another Independent Registered Public Accounting Firm.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

140	FINANCIAL HIGHLIGHTS (continued)

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income		Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$8.00	(14.78)%	1.00%	0.03%		1.16%	$5,421	11%
$9.49	21.25%	1.00%	(0.11)%		0.52%	$12,124	5%
$9.72	2.98%	1.02%	0.34%		0.66%	$14,414	114%
$10.65	18.34%	1.00%	0.70%		0.51%	$20,790	6%
$10.98	12.21%	0.86%	(0.16)%		0.50%	$22,606	22%
$11.81	7.56%	0.87%	(0.63)%		0.50%	$23,636	8%

$7.93	(15.62)%	2.00%	(1.07)%		1.16%	$1,813	11%
$9.34	20.41%	1.65%	(0.76)%		0.47%	$6,043	5%
$9.54	2.35%	1.59%	(0.23)%		0.59%	$7,906	114%
$10.42	17.75%	1.57%	0.00	%(g)	0.44%	$9,559	6%
$10.70	11.59%	1.43%	(0.40)%		0.43%	$10,740	22%
$11.48	7.29%	1.44%	(1.20)%		0.43%	$11,223	8%

$11.55	(8.71)%	1.10%	1.61%		0.54%	$30,238	84%
$13.04	13.92%	1.12%	0.90%		0.34%	$30,493	66%
$12.92	0.61%	1.11%	1.50%		0.30%	$25,237	41%
$13.75	8.09%	1.10%	1.30%		0.44%	$21,679	48%
$15.11	12.23%	1.05%	2.10%		0.57%	$21,547	157%
$15.35	2.87%	0.96%	2.54%		0.85%	$20,908	28%

$11.55	(9.31)%	1.80%	0.91%		0.42%	$11,203	84%
$13.04	13.06%	1.82%	0.20%		0.16%	$12,811	66%
$12.92	(0.11)%	1.81%	0.80%		0.10%	$11,868	41%
$13.75	7.33%	1.81%	0.60%		0.23%	$8,827	48%
$15.12	11.41%	1.81%	1.29%		0.31%	$5,419	157%
$15.36	2.46%	1.86%	1.65%		0.45%	$4,324	28%

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

FINANCIAL HIGHLIGHTS (continued)	141

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions
BALANCED FUND – INSTITUTIONAL I SHARES
2003	$12.91	0.21		(1.32)	(1.11)	(0.22)	—	(0.22)
2004(c)	$11.58	0.13		1.50	1.63	(0.13)	—	(0.13)
2005	$13.08	0.23		(0.13)	0.10	(0.22)	—	(0.22)
2006	$12.96	0.30		0.78	1.08	(0.25)	—	(0.25)
2007	$13.79	0.29		1.38	1.67	(0.31)	—	(0.31)
2007(d)(e)	$15.15	0.20	(f)	0.24	0.44	(0.19)	—	(0.19)
EQUITY INCOME FUND – CLASS A SHARES
2003	$10.29	0.17		(2.16)	(1.99)	(0.14)	—	(0.14)
2004(c)	$8.16	0.14		1.51	1.65	(0.12)	—	(0.12)
2005	$9.69	0.17		0.47	0.64	(0.17)	(0.38)	(0.55)
2006	$9.78	0.15		1.20	1.35	(0.16)	(2.33)	(2.49)
2007	$8.64	0.18		1.37	1.55	(0.17)	(0.89)	(1.06)
2007(d)(e)	$9.13	0.07	(f)	(0.37)	(0.30)	(0.07)	—	(0.07)
EQUITY INCOME FUND – CLASS B SHARES
2004(c)(g)	$8.71	0.04		0.95	0.99	(0.05)	—	(0.05)
2005	$9.65	0.10		0.46	0.56	(0.09)	(0.38)	(0.47)
2006	$9.74	0.09		1.19	1.28	(0.09)	(2.33)	(2.42)
2007	$8.60	0.10		1.38	1.48	(0.11)	(0.89)	(1.00)
2007(d)(e)	$9.08	0.04	(f)	(0.37)	(0.33)	(0.04)	—	(0.04)
EQUITY INCOME FUND – INSTITUTIONAL I SHARES
2003	$10.30	0.18		(2.16)	(1.98)	(0.18)	—	(0.18)
2004(c)	$8.14	0.15		1.51	1.66	(0.14)	—	(0.14)
2005	$9.66	0.19		0.46	0.65	(0.19)	(0.38)	(0.57)
2006	$9.74	0.18		1.19	1.37	(0.18)	(2.33)	(2.51)
2007	$8.60	0.18		1.38	1.56	(0.19)	(0.89)	(1.08)
2007(d)(e)	$9.08	0.08	(f)	(0.37)	(0.29)	(0.08)	—	(0.08)
LARGE CAP VALUE FUND – CLASS A SHARES
2003	$10.31	0.07		(1.91)	(1.84)	(0.06)	—	(0.06)
2004	$8.41	0.08	(f)	1.95	2.03	(0.08)	—	(0.08)
2005	$10.36	0.11		0.55	0.66	(0.09)	—	(0.09)
2006	$10.93	0.10		2.29	2.39	(0.10)	(0.78)	(0.88)
2007	$12.44	0.12		1.80	1.92	(0.12)	(0.83)	(0.95)
2007(d)(e)	$13.41	0.06	(f)	0.21	0.27	(0.06)	—	(0.06)

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
Total returns for periods of less than one year, if any, are not annualized.
(b)	This expense decrease is reflected in both the net expense and net investment income (loss) ratios.
(c)	Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another Independent Registered Public Accounting Firm.
(d)	Six months ended October 31, 2007 (unaudited).
(e)	Computed on an annualized basis.
(f)	Per share numbers have been calculated using the average shares method.
(g)	Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

142	FINANCIAL HIGHLIGHTS (continued)

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$11.58	(8.52)%	0.94%		1.80%		0.04%		$122,051	84%
$13.08	14.11%	0.96%		1.06%		0.13%		$118,815	66%
$12.96	0.73%	0.95%		1.66%		0.21%		$84,800	41%
$13.79	8.35%	0.89%		1.51%		0.28%		$20,078	48%
$15.15	12.32%	0.94%		2.10%		0.43%		$5,226	157%
$15.40	2.95%	0.91%		2.58%		0.58%		$5,234	28%

$8.16	(19.38)%	1.18%		1.99%		0.81%		$4,388	28%
$9.69	20.25%	1.17%		1.41%		0.45%		$5,245	30%
$9.78	6.59%	1.22%		1.72%		0.28%		$4,898	148%
$8.64	16.21%	1.23%		1.66%		0.27%		$5,289	90%
$9.13	19.14%	1.22%		1.92%		0.31%		$4,600	86%
$8.76	(3.27)%	1.19%		1.65%		0.34%		$4,229	37%

$9.65	11.39%	1.97	%(e)	0.30	%(e)	0.01	%(e)	$143	30%
$9.74	5.79%	1.94%		1.02%		0.06%		$207	148%
$8.60	15.45%	1.94%		0.96%		0.06%		$301	90%
$9.08	18.27%	1.94%		1.16%		0.09%		$375	86%
$8.71	(3.64)%	1.94%		0.90%		0.09%		$370	37%

$8.14	(19.21)%	1.02%		2.16%		0.09%		$61,427	28%
$9.66	20.49%	1.01%		1.58%		0.17%		$72,887	30%
$9.74	6.72%	0.99%		1.94%		0.26%		$73,761	148%
$8.60	16.54%	0.99%		1.91%		0.25%		$57,930	90%
$9.08	19.37%	1.01%		2.12%		0.27%		$49,126	86%
$8.71	(3.23)%	1.06%		1.79%		0.22%		$41,653	37%

$8.41	(17.80)%	1.12%		0.86%		—		$48,665	32%
$10.36	24.22%	1.06%		0.83%		0.25%		$46,107	27%
$10.93	6.35%	1.12%		0.88%		0.35%		$26,161	126%
$12.44	22.45%	0.98%		0.86%		0.29%		$34,187	18%
$13.41	16.10%	0.93%		0.94%		0.28%		$39,023	18%
$13.62	2.00%	0.93%		0.81%		0.24%		$43,848	7%

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

FINANCIAL HIGHLIGHTS (continued)	143

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions
LARGE CAP VALUE FUND – CLASS B SHARES
2003	$10.21	(0.02)		(1.87)	(1.89)	—	—	—
2004	$8.32	(0.01	)(c)	1.93	1.92	—	—	—
2005	$10.24	0.01		0.55	0.56	—	—	—
2006	$10.80	0.00	(e)	2.25	2.25	—	(0.78)	(0.78)
2007	$12.27	(0.00	)(e)	1.78	1.78	(0.01)	(0.83)	(0.84)
2007(f)(g)	$13.21	0.00	(c)(e)	0.21	0.21	—	—	—
LARGE CAP VALUE FUND – INSTITUTIONAL I SHARES
2004(h)	$9.26	0.06	(c)	1.12	1.18	(0.07)	—	(0.07)
2005	$10.37	0.10		0.56	0.66	(0.10)	—	(0.10)
2006	$10.93	0.10		2.29	2.39	(0.09)	(0.78)	(0.87)
2007	$12.45	0.11		1.79	1.90	(0.11)	(0.83)	(0.94)
2007(f)(g)	$13.41	0.06	(c)	0.22	0.28	(0.06)	—	(0.06)
EQUITY INDEX FUND – CLASS A SHARES
2003	$9.00	0.10		(1.34)	(1.24)	(0.06)	—	(0.06)
2004(i)	$7.70	0.10		1.57	1.67	(0.10)	—	(0.10)
2005	$9.27	0.15		0.36	0.51	(0.16)	—	(0.16)
2006	$9.62	0.14		1.28	1.42	(0.14)	—	(0.14)
2007	$10.90	0.16		1.40	1.56	(0.15)	—	(0.15)
2007(f)(g)	$12.31	0.08	(c)	0.56	0.64	(0.08)	—	(0.08)
EQUITY INDEX FUND – CLASS B SHARES
2004(j)	$8.33	0.05		0.92	0.97	(0.05)	—	(0.05)
2005	$9.25	0.08		0.36	0.44	(0.09)	—	(0.09)
2006	$9.60	0.06		1.27	1.33	(0.06)	—	(0.06)
2007	$10.87	0.08		1.40	1.48	(0.07)	—	(0.07)
2007(f)(g)	$12.28	0.04	(c)	0.55	0.59	(0.04)	—	(0.04)
EQUITY INDEX FUND – INSTITUTIONAL I SHARES
2003	$9.03	0.12		(1.34)	(1.22)	(0.12)	—	(0.12)
2004(i)	$7.69	0.14		1.55	1.69	(0.12)	—	(0.12)
2005	$9.26	0.17		0.37	0.54	(0.18)	—	(0.18)
2006	$9.62	0.17		1.27	1.44	(0.16)	—	(0.16)
2007	$10.90	0.18		1.42	1.60	(0.19)	—	(0.19)
2007(f)(g)	$12.31	0.10	(c)	0.57	0.67	(0.10)	—	(0.10)

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
Total returns for periods of less one year, if any, are not annualized.
(b)	This expense decrease is reflected in both the net expense and net investment income (loss) ratios.
(c)	Per share numbers have been calculated using the average shares method
(d)	Represents less than 0.01%.
(e)	Represents less than $0.01.
(f)	Computed on an annualized basis.
(g)	Six months ended October 31, 2007 (unaudited).
(h)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(i)	Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another Independent Registered Public Accounting Firm.
(j)	Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

144	FINANCIAL HIGHLIGHTS (continued)

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$8.32	(18.51)%	2.12%		(0.14)%		—		$451	32%
$10.24	23.08%	1.98%		(0.07)%		0.00	%(d)	$683	27%
$10.80	5.47%	1.92%		0.08%		0.05%		$819	126%
$12.27	21.38%	1.92%		(0.07)%		0.00	%(d)	$1,229	18%
$13.21	15.01%	1.88%		(0.01)%		0.00	%(d)	$1,418	18%
$13.42	1.59%	1.90%		(0.02)%		0.00%		$1,452	7%

$10.37	21.71%	1.06	%(f)	0.86	%(f)	0.14	%(f)	$43,139	27%
$10.93	6.35%	1.03%		0.94%		0.19%		$75,564	126%
$12.45	22.54%	1.03%		0.82%		0.14%		$115,735	18%
$13.41	15.92%	1.00%		0.88%		0.14%		$133,496	18%
$13.63	2.05%	1.00%		0.87%		0.13%		$132,018	7%

$7.70	(13.70)%	0.58%		1.21%		0.86%		$4,646	87%
$9.27	21.71%	0.57%		1.14%		0.41%		$6,386	76%
$9.62	5.54%	0.56%		1.47%		0.42%		$5,182	52%
$10.90	14.82%	0.53%		1.36%		0.42%		$4,938	20%
$12.31	14.49%	0.55%		1.39%		0.39%		$4,546	32%
$12.87	5.24%	0.53%		1.33%		0.38%		$4,518	13%

$9.25	11.70%	1.29	%(f)	0.31	%(f)	0.19	%(f)	$319	76%
$9.60	4.76%	1.28%		0.79%		0.20%		$507	52%
$10.87	13.93%	1.29%		0.60%		0.20%		$623	20%
$12.28	13.72%	1.28%		0.65%		0.16%		$750	32%
$12.83	4.85%	1.28%		0.58%		0.13%		$742	13%

$7.69	(13.50)%	0.25%		1.54%		0.34%		$94,947	87%
$9.26	22.06%	0.27%		1.45%		0.38%		$85,030	76%
$9.62	5.87%	0.28%		1.81%		0.45%		$93,788	52%
$10.90	15.10%	0.29%		1.60%		0.44%		$78,477	20%
$12.31	14.81%	0.28%		1.66%		0.41%		$107,746	32%
$12.88	5.45%	0.28%		1.58%		0.38%		$108,617	13%

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

FINANCIAL HIGHLIGHTS (continued)	145

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions
LARGE CAP STOCK FUND – CLASS A SHARES
2003	$9.43	0.04		(1.84)	(1.80)	(0.02)	(0.14)	(0.16)
2004(c)	$7.47	0.01	(d)	1.64	1.65	(0.01)	—	(0.01)
2005	$9.11	0.05		0.20	0.25	(0.02)	(0.96)	(0.98)
2006	$8.38	0.03		0.92	0.95	(0.04)	(0.63)	(0.67)
2007	$8.66	0.03		0.94	0.97	(0.04)	(0.20)	(0.24)
2007(e)(f)	$9.39	0.03	(d)	0.75	0.78	—	—	—
LARGE CAP STOCK FUND – CLASS B SHARES
2003	$9.17	(0.01)		(1.79)	(1.80)	—	(0.14)	(0.14)
2004(c)	$7.23	(0.05	)(d)	1.58	1.53	—	—	—
2005	$8.76	(0.03)		0.20	0.17	—	(0.96)	(0.96)
2006	$7.97	(0.06)		0.89	0.83	(0.02)	(0.58)	(0.60)
2007	$8.20	(0.03)		0.91	0.88	—	(0.20)	(0.20)
2007(e)(f)	$8.88	(0.01	)(d)	0.71	0.70	—	—	—
LARGE CAP STOCK FUND – INSTITUTIONAL I SHARES
2003	$9.44	0.06		(1.86)	(1.80)	(0.05)	(0.14)	(0.19)
2004(c)	$7.45	0.03	(d)	1.63	1.66	(0.04)	—	(0.04)
2005	$9.07	0.05		0.21	0.26	(0.05)	(0.96)	(1.01)
2006	$8.32	0.04		0.90	0.94	(0.04)	(0.63)	(0.67)
2007	$8.59	0.05		0.94	0.99	(0.05)	(0.20)	(0.25)
2007(e)(f)	$9.33	0.03	(d)	0.75	0.78	—	—	—
LARGE CAP GROWTH FUND – CLASS A SHARES
2003	$7.91	0.00	(g)	(1.23)	(1.23)	—	—	—
2004	$6.68	0.00	(d)(g)	0.92	0.92	—	—	—
2005	$7.60	0.18		(0.30)	(0.12)	—	—	—
2006	$7.48	(0.01)		0.84	0.83	(0.01)	—	(0.01)
2007	$8.30	0.01	(d)	0.98	0.99	—	—	—
2007(e)(f)	$9.29	—		0.76	0.76	—	—	—

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
Total returns for periods of less than one year, if any, are not annualized.
(b)	This expense decrease is reflected in both the net expense and net investment income (loss) ratios.
(c)	Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another Independent Registered Public Accounting Firm.
(d)	Per share numbers have been calculated using the average shares method
(e)	Six months ended October 31, 2007 (unaudited).
(f)	Computed on an annualized basis.
(g)	Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

146	FINANCIAL HIGHLIGHTS (continued)

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$7.47	(19.12)%	1.38%	0.58%	0.79%	$4,232	36%
$9.11	22.16%	1.26%	0.07%	0.28%	$64,755	84%
$8.38	2.71%	1.26%	0.45%	0.26%	$39,417	39%
$8.66	11.50%	1.27%	0.37%	0.24%	$35,490	47%
$9.39	11.30%	1.26%	0.40%	0.27%	$33,792	35%
$10.17	8.31%	1.25%	0.53%	0.30%	$33,194	7%

$7.23	(19.64)%	2.08%	(0.13)%	2.02%	$867	36%
$8.76	21.16%	2.02%	(0.63)%	0.07%	$12,116	84%
$7.97	1.91%	2.00%	(0.34)%	0.02%	$10,920	39%
$8.20	10.62%	1.99%	(0.36)%	0.01%	$8,453	47%
$8.88	10.56%	2.00%	(0.33)%	0.03%	$5,652	35%
$9.58	8.00%	2.00%	(0.21)%	0.05%	$4,667	7%

$7.45	(19.03)%	1.23%	0.73%	0.11%	$169,616	36%
$9.07	22.35%	1.11%	0.39%	0.18%	$409,916	84%
$8.32	2.83%	1.10%	0.57%	0.17%	$307,212	39%
$8.59	11.61%	1.09%	0.54%	0.16%	$304,921	47%
$9.33	11.65%	1.09%	0.57%	0.18%	$195,029	35%
$10.11	8.36%	1.11%	0.71%	0.18%	$142,968	7%

$6.68	(15.55)%	1.30%	0.04%	0.38%	$16,312	37%
$7.60	13.77%	1.27%	(0.05)%	0.48%	$11,211	68%
$7.48	(1.58)%	1.31%	0.55%	0.43%	$2,429	130%
$8.30	11.05%	1.29%	0.06%	0.40%	$2,936	64%
$9.29	11.93%	1.32%	0.16%	0.39%	$1,987	56%
$10.05	8.18%	1.32%	0.06%	0.33%	$2,227	26%

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

FINANCIAL HIGHLIGHTS (continued)	147

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions
LARGE CAP GROWTH FUND – CLASS B SHARES
2003	$7.76	(0.05)		(1.22)	(1.27)	—	—	—
2004	$6.49	(0.06	)(c)	0.90	0.84	—	—	—
2005	$7.33	(0.03)		(0.14)	(0.17)	—	—	—
2006	$7.16	(0.06)		0.79	0.73	—	—	—
2007	$7.89	(0.05	)(c)	0.93	0.88	—	—	—
2007(d)(e)	$8.77	(0.03	)(c)	0.71	0.68	—	—	—
LARGE CAP GROWTH FUND – INSTITUTIONAL I SHARES
2004(f)	$7.05	0.00	(c)(g)	0.55	0.55	—	—	—
2005	$7.60	0.02		(0.12)	(0.10)	(0.03)	—	(0.03)
2006	$7.47	0.01		0.83	0.84	(0.01)	—	(0.01)
2007	$8.30	0.03	(c)	0.97	1.00	(0.02)	—	(0.02)
2007(d)(e)	$9.28	0.01	(c)	0.75	0.76	—	—	—
MULTI CAP GROWTH FUND – CLASS A SHARES
2003	$13.85	(0.03)		(2.42)	(2.45)	—	—	—
2004(h)	$11.40	(0.08	)(c)	2.50	2.42	—	—	—
2005	$13.82	0.01		0.20	0.21	—	—	—
2006	$14.03	(0.00	)(c)(g)	2.66	2.66	(0.02)	—	(0.02)
2007	$16.67	0.01	(c)	1.76	1.77	—	—	—
2007(d)(e)	$18.44	—		1.86	1.86	—	—	—
MULTI CAP GROWTH FUND – CLASS B SHARES
2003	$13.55	(0.14)		(2.33)	(2.47)	—	—	—
2004(h)	$11.08	(0.17	)(c)	2.43	2.26	—	—	—
2005	$13.34	(0.09)		0.19	0.10	—	—	—
2006	$13.44	(0.11)		2.55	2.44	—	—	—
2007	$15.88	(0.10	)(c)	1.65	1.55	—	—	—
2007(d)(e)	$17.43	(0.08	)(c)	1.73	1.65	—	—	—

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
Total returns for periods of less than one year, if any, are not annualized.
(b)	This expense decrease is reflected in both the net expense and net investment income (loss) ratios.
(c)	Per share numbers have been calculated using the average shares method
(d)	Six months ended October 31, 2007 (unaudited).
(e)	Computed on an annualized basis.
(f)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(g)	Represents less than $0.01.
(h)	Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another Independent Registered Public Accounting Firm.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

148	FINANCIAL HIGHLIGHTS (continued)

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$6.49	(16.37)%	2.19%		(0.86)%		0.24%		$1,077	37%
$7.33	12.94%	2.14%		(0.90)%		0.18%		$1,261	68%
$7.16	(2.32)%	2.07%		(0.49)%		0.17%		$1,252	130%
$7.89	10.20%	2.07%		(0.71)%		0.14%		$1,316	64%
$8.77	11.15%	2.07%		(0.60)%		0.14%		$1,229	56%
$9.45	7.75%	2.07%		(0.68)%		0.08%		$1,178	26%

$7.60	7.80%	1.19	%(e)	(0.02	)%(e)	0.30	%(e)	$35,205	68%
$7.47	(1.35)%	1.14%		0.35%		0.35%		$48,452	130%
$8.30	11.30%	1.13%		0.22%		0.33%		$47,656	64%
$9.28	12.09%	1.15%		0.30%		0.31%		$49,283	56%
$10.04	8.19%	1.18%		0.16%		0.20%		$76,124	26%

$11.40	(17.69)%	1.19%		(0.20)%		0.82%		$22,820	194%
$13.82	21.23%	1.20%		(0.56)%		0.30%		$24,196	186%
$14.03	1.52%	1.20%		0.07%		0.38%		$20,121	264%
$16.67	18.95%	1.19%		(0.03)%		0.38%		$19,561	124%
$18.44	10.62%	1.15%		0.08%		0.55%		$20,035	118%
$20.30	10.03%	1.06%		(0.01)%		0.71%		$21,072	65%

$11.08	(18.23)%	1.89%		(0.90)%		0.80%		$8,870	194%
$13.34	20.40%	1.92%		(1.27)%		0.07%		$10,150	186%
$13.44	0.75%	1.90%		(0.63)%		0.19%		$8,808	264%
$15.88	18.15%	1.89%		(0.73)%		0.18%		$7,428	124%
$17.43	9.76%	1.91%		(0.66)%		0.29%		$4,068	118%
$19.08	9.58%	1.95%		(0.88)%		0.31%		$3,115	65%

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

FINANCIAL HIGHLIGHTS (continued)	149

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions
MULTI CAP GROWTH FUND – INSTITUTIONAL I SHARES
2003	$14.00	—		(2.45)	(2.45)	—	—	—
2004(c)	$11.55	(0.05	)(d)	2.53	2.48	—	—	—
2005	$14.03	0.05		0.18	0.23	—	—	—
2006	$14.26	0.02		2.70	2.72	(0.04)	—	(0.04)
2007	$16.94	0.03	(d)	1.79	1.82	—	—	—
2007(e)(f)	$18.76	—		1.89	1.89	—	—	—
MID CAP STOCK FUND – CLASS A SHARES
2003	$14.39	(0.00	)(g)	(2.48)	(2.48)	—	—	—
2004	$11.91	(0.05)		3.15	3.10	—	—	—
2005	$15.01	(0.01	)(d)	1.21	1.20	—	(0.59)	(0.59)
2006	$15.62	0.07		3.81	3.88	—	(3.03)	(3.03)
2007	$16.47	0.07	(d)	1.76	1.83	(0.11)	(2.00)	(2.11)
2007(e)(f)	$16.19	0.02	(d)	0.07	0.09	—	—	—
MID CAP STOCK FUND – CLASS B SHARES
2003	$14.14	(0.11)		(2.44)	(2.55)	—	—	—
2004	$11.59	(0.14)		3.03	2.89	—	—	—
2005	$14.48	(0.14	)(d)	1.17	1.03	—	(0.59)	(0.59)
2006	$14.92	(0.00	)(g)	3.54	3.54	—	(3.03)	(3.03)
2007	$15.43	(0.06	)(d)	1.63	1.57	(0.02)	(2.00)	(2.02)
2007(e)(f)	$14.98	(0.04	)(d)	0.05	0.01	—	—	—
MID CAP STOCK FUND – INSTITUTIONAL I SHARES
2004(h)	$13.14	(0.02)		1.90	1.88	—	—	—
2005	$15.02	(0.01	)(d)	1.21	1.20	—	(0.59)	(0.59)
2006	$15.63	0.06		3.82	3.88	—	(3.03)	(3.03)
2007	$16.48	0.07	(d)	1.76	1.83	(0.10)	(2.00)	(2.10)
2007(e)(f)	$16.21	0.03	(d)	0.07	0.10	—	—	—
MID CAP GROWTH FUND – CLASS A SHARES
2003	$12.58	(0.01)		(2.42)	(2.43)	—	—	—
2004(c)	$10.15	(0.07)		3.41	3.34	—	—	—
2005	$13.49	(0.12	)(d)	0.92	0.80	—	(0.23)	(0.23)
2006	$14.06	(0.06	)(d)	4.13	4.07	—	(1.84)	(1.84)
2007	$16.29	(0.07	)(d)	0.99	0.92	—	(2.16)	(2.16)
2007(e)(f)	$15.05	(0.05	)(d)	1.44	1.39	—	—	—

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
Total returns for periods of less than one year, if any, are not annualized.
(b)	This expense decrease is reflected in both the net expense and net investment income (loss) ratios.
(c)	Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another Independent Registered Public Accounting Firm.
(d)	Per share numbers have been calculated using the average shares method
(e)	Six months ended October 31, 2007 (unaudited).
(f)	Computed on an annualized basis.
(g)	Represents less than $0.01.
(h)	Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.
(i)	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

150	FINANCIAL HIGHLIGHTS (continued)

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$11.55	(17.50)%	1.03%		(0.03)%		0.04%		$103,441	194%
$14.03	21.47%	1.04%		(0.38)%		0.13%		$80,462	186%
$14.26	1.64%	1.04%		0.24%		0.28%		$51,880	264%
$16.94	19.12%	1.03%		0.12%		0.29%		$32,773	124%
$18.76	10.74%	1.04%		0.21%		0.41%		$19,577	118%
$20.65	10.07%	1.03%		0.05%		0.43%		$12,163	65%

$11.91	(17.23)%	1.26%		(0.01)%		0.20%		$102,263	80%
$15.01	26.03%	1.22%		(0.25)%		0.32%		$68,327	99%
$15.62	7.87%	1.19%		(0.09)%		0.43%		$59,045	210%
$16.47	26.76%	1.13%		0.42%		0.40%		$67,176	51%
$16.19	12.06%	1.15%		0.43%		0.36%		$47,479	47%
$16.28	0.56%	1.24%		0.24%		0.32%		$47,129	23%

$11.59	(18.03)%	2.21%		(0.96)%		—		$1,713	80%
$14.48	24.94%	2.12%		(1.16)%		0.00	%(i)	$2,333	99%
$14.92	6.97%	2.03%		(0.92)%		0.09%		$2,536	210%
$15.43	25.65%	2.03%		(0.48)%		0.06%		$3,155	51%
$14.98	11.09%	2.03%		(0.43)%		0.05%		$2,786	47%
$14.99	0.13%	2.03%		(0.56)%		0.07%		$2,464	23%

$15.02	14.31%	1.21	%(f)	(0.28	)%(f)	0.14	%(f)	$70,539	99%
$15.63	7.86%	1.15%		(0.04)%		0.22%		$74,897	210%
$16.48	26.73%	1.15%		0.40%		0.20%		$91,523	51%
$16.21	12.10%	1.15%		0.44%		0.18%		$84,953	47%
$16.31	0.56%	1.15%		0.33%		0.20%		$80,665	23%

$10.15	(19.32)%	1.29%		(0.12)%		0.82%		$4,841	238%
$13.49	32.91%	1.25%		(0.56)%		0.49%		$6,635	99%
$14.06	5.83%	1.29%		(0.86)%		0.34%		$6,317	52%
$16.49	30.27%	1.29%		(0.41%)		0.32%		$7,734	79%
$15.05	6.64%	1.29%		(0.51)%		0.35%		$6,930	75%
$16.44	9.24%	1.30%		(0.61)%		0.36%		$7,163	30%

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

FINANCIAL HIGHLIGHTS (continued)	151

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions
MID CAP GROWTH FUND – CLASS B SHARES
2004(c)	$11.81	(0.06)		1.75	1.69	—	—	—
2005	$13.50	(0.23	)(e)	0.92	0.69	—	(0.23)	(0.23)
2006	$13.96	(0.18	)(e)	4.08	3.90	—	(1.84)	(1.84)
2007	$16.02	(0.18	)(e)	0.97	0.79	—	(2.16)	(2.16)
2007(d)(f)	$14.65	(0.10	)(e)	1.38	1.28	—	—	—
MID CAP GROWTH FUND – INSTITUTIONAL I SHARES
2003	$12.63	—		(2.43)	(2.43)	(0.01)	—	(0.01)
2004(g)	$10.19	(0.05)		3.43	3.38	—	—	—
2005	$13.57	(0.10	)(e)	0.93	0.83	—	(0.23)	(0.23)
2006	$14.17	(0.04	)(e)	4.16	4.12	—	(1.84)	(1.84)
2007	$16.45	(0.05	)(e)	1.01	0.96	—	(2.16)	(2.16)
2007(d)(f)	$15.25	(0.04	)(e)	1.46	1.42	—	—	—
SMALL CAP STOCK FUND – CLASS A SHARES
2003	$10.45	0.00	(e)(h)	(1.63)	(1.63)	—	(1.93)	(1.93)
2004	$6.89	(0.03	)(e)	3.24	3.21	—	(0.80)	(0.80)
2005	$9.30	(0.02)		0.06	0.04	—	(1.23)	(1.23)
2006	$8.11	(0.01)		2.59	2.58	—	(0.74)	(0.74)
2007	$9.95	0.00	(e)(h)	0.65	0.65	—	(2.91)	(2.91)
2007(d)(f)	$7.69	0.00	(e)(h)	0.50	0.50	—	—	—
SMALL CAP STOCK FUND – CLASS B SHARES
2003	$10.36	(0.05	)(e)	(1.64)	(1.69)	—	(1.93)	(1.93)
2004	$6.74	(0.10	)(e)	3.16	3.06	—	(0.80)	(0.80)
2005	$9.00	(0.05)		0.04	(0.01)	—	(1.23)	(1.23)
2006	$7.76	(0.05)		2.43	2.38	—	(0.74)	(0.74)
2007	$9.40	(0.06)		0.61	0.55	—	(2.91)	(2.91)
2007(d)(f)	$7.04	(0.03	)(e)	0.46	0.43	—	—	—
SMALL CAP STOCK FUND – INSTITUTIONAL I SHARES
2004(j)	$8.41	(0.02	)(e)	1.69	1.67	—	(0.80)	(0.80)
2005	$9.28	0.00	(h)	0.05	0.05	—	(1.23)	(1.23)
2006	$8.10	(0.00	)(h)	2.57	2.57	—	(0.74)	(0.74)
2007	$9.93	0.01	(e)	0.65	0.66	—	(2.91)	(2.91)
2007(d)(f)	$7.68	0.01	(e)	0.49	0.50	—	—	—

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
Total returns for periods of less than one year, if any, are not annualized.
(b)	This expense decrease is reflected in both the net expense and net investment income (loss) ratios.
(c)	Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.
(d)	Computed on an annualized basis.
(e)	Per share numbers have been calculated using the average shares method
(f)	Six months ended October 31, 2007 (unaudited).
(g)	Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another Independent Registered Public Accounting Firm.
(h)	Represents less than $0.01.
(i)	Represent less than 0.01%
(j)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

152	FINANCIAL HIGHLIGHTS (continued)

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$13.50	14.31%	2.08	%(d)	(1.70	)%(d)	0.05	%(d)	$125	99%
$13.96	5.01%	2.05%		(1.62)%		0.08%		$312	52%
$16.02	29.23%	2.05%		(1.14)%		0.07%		$647	79%
$14.65	5.91%	2.04%		(1.26)%		0.09%		$646	75%
$15.93	8.74%	2.04%		(1.35)%		0.11%		$644	30%

$10.19	(19.25)%	1.13%		0.05%		0.08%		$65,417	238%
$13.57	33.17%	1.09%		(0.39)%		0.22%		$79,815	99%
$14.17	6.02%	1.13%		(0.70)%		0.25%		$75,904	52%
$16.45	30.39%	1.13%		(0.25)%		0.23%		$81,759	79%
$15.25	6.83%	1.14%		(0.35)%		0.25%		$53,180	75%
$16.67	9.31%	1.17%		(0.48)%		0.24%		$56,499	30%

$6.89	(14.66)%	1.27%		(0.06)%		0.10%		$106,415	68%
$9.30	47.22%	1.25%		(0.30)%		0.17%		$11,217	55%
$8.11	(0.65)%	1.30%		(0.14)%		0.25%		$4,735	90%
$9.95	33.02%	1.30%		(0.12)%		0.24%		$5,610	59%
$7.69	7.89%	1.30%		0.03%		0.24%		$6,037	155%
$8.19	6.63%	1.28%		0.01%		0.29%		$6,511	52%

$6.74	(15.46)%	2.12%		(0.89)%		—		$506	68%
$9.00	45.99%	2.05%		(1.10)%		0.00	%(i)	$1,119	55%
$7.76	(1.25)%	2.03%		(0.85)%		0.02%		$1,100	90%
$9.40	31.89%	2.02%		(0.84)%		0.01%		$1,480	59%
$7.04	7.19%	2.03%		(0.70)%		0.01%		$1,541	155%
$7.47	6.25%	2.03%		(0.73)%		0.04%		$1,463	52%

$9.28	20.36%	1.30	%(d)	(0.35	)%(d)	0.00	%(d)(i)	$136,862	55%
$8.10	(0.53)%	1.28%		(0.11)%		0.02%		$148,945	90%
$9.93	32.94%	1.26%		(0.08)%		0.01%		$186,735	59%
$7.68	8.05%	1.22%		0.13%		0.04%		$109,850	155%
$8.18	6.64%	1.14%		0.16%		0.17%		$87,575	52%

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

FINANCIAL HIGHLIGHTS (continued)	153

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions
SMALL CAP GROWTH FUND – CLASS A SHARES
2003	$17.76	(0.08)		(5.69)	(5.77)	—	—	—
2004(c)	$11.99	(0.17	)(d)	5.71	5.54	—	—	—
2005	$17.53	(0.04)		(1.12)	(1.16)	—	(1.84)	(1.84)
2006	$14.53	(0.05)		6.64	6.59	—	(0.05)	(0.05)
2007	$21.07	(0.13	)(d)	1.59	1.46	—	(3.13)	(3.13)
2007(e)(f)	$19.40	(0.10	)(d)	2.52	2.42	—	—	—
SMALL CAP GROWTH FUND – CLASS B SHARES
2003	$17.60	(0.19)		(5.62)	(5.81)	—	—	—
2004(c)	$11.79	(0.29	)(d)	5.61	5.32	—	—	—
2005	$17.11	(0.11)		(1.12)	(1.23)	—	(1.84)	(1.84)
2006	$14.04	(0.22)		6.43	6.21	—	(0.05)	(0.05)
2007	$20.20	(0.26	)(d)	1.50	1.24	—	(3.13)	(3.13)
2007(e)(f)	$18.31	(0.17	)(d)	2.38	2.21	—	—	—
SMALL CAP GROWTH FUND – CLASS C SHARES
2003(g)	$12.27	(0.03)		(0.43)	(0.46)	—	—	—
2004(c)	$11.81	(0.30	)(d)	5.64	5.34	—	—	—
2005	$17.15	(0.17)		(1.02)	(1.19)	—	(1.84)	(1.84)
2006	$14.12	(0.04)		6.44	6.40	—	(0.05)	(0.05)
2007	$20.47	(0.13	)(d)	1.54	1.41	—	(3.13)	(3.13)
2007(e)(f)	$18.75	(0.09	)(d)	2.44	2.35	—	—	—
SMALL CAP GROWTH FUND – INSTITUTIONAL I SHARES
2003	$17.93	(0.07)		(5.73)	(5.80)	—	—	—
2004	$12.13	(0.15	)(d)	5.78	5.63	—	—	—
2005	$17.76	0.03		(1.18)	(1.15)	—	(1.84)	(1.84)
2006	$14.77	0.01		6.71	6.72	—	(0.05)	(0.05)
2007	$21.44	(0.11	)(d)	1.63	1.52	—	(3.13)	(3.13)
2007(e)(f)	$19.83	(0.08	)(d)	2.57	2.49	—	—	—

(Financial Highlights continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

154	FINANCIAL HIGHLIGHTS (continued)
(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
Total returns for periods of less than one year, if any, are not annualized.
(b)	This expense decrease is reflected in both the net expense and net investment income (loss) ratios.
(c)	Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another Independent Registered Public Accounting Firm.
(d)	Per share numbers have been calculated using the average shares method
(e)	Six months ended October 31, 2007 (unaudited).
(f)	Computed on an annualized basis.
(g)	Reflects operations for the period from October 1, 2002 (date of initial public investment) to April 30, 2003.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$11.99	(32.49)%	1.33%		(0.67)%		1.05%		$52,397	246%
$17.53	46.21%	1.36%		(0.99)%		0.42%		$72,164	256%
$14.53	(7.72)%	1.33%		(0.63)%		0.31%		$50,027	443%
$21.07	45.47%	1.31%		(0.60)%		0.37%		$59,464	534%
$19.40	8.08%	1.31%		(0.68)%		0.30%		$55,406	452%
$21.82	12.47%	1.31%		(0.98)%		0.28%		$59,261	296%

$11.79	(33.01)%	2.08%		(1.44)%		1.39%		$1,611	246%
$17.11	45.12%	2.09%		(1.73)%		0.24%		$2,859	256%
$14.04	(8.35)%	2.06%		(1.38)%		0.08%		$2,574	443%
$20.20	44.35%	2.05%		(1.34)%		0.14%		$2,940	534%
$18.31	7.27%	2.05%		(1.43)%		0.06%		$2,747	452%
$20.52	12.07%	2.06%		(1.73)%		0.03%		$2,942	296%

$11.81	(3.75)%	2.09	%(f)	(1.42	)%(f)	9.19	%(f)	$147	246%
$17.15	45.22%	2.12%		(1.76)%		0.43%		$677	256%
$14.12	(8.06)%	1.84%		(1.12)%		0.08%		$344	443%
$20.47	45.44%	1.28%		(0.56)%		0.14%		$386	534%
$18.75	8.06%	1.31%		(0.68)%		0.08%		$287	452%
$21.10	12.53%	1.24%		(0.91)%		0.11%		$342	296%

$12.13	(32.35)%	1.17%		(0.51)%		0.02%		$56,766	246%
$17.76	46.41%	1.20%		(0.84)%		0.11%		$108,274	256%
$14.77	(7.56)%	1.19%		(0.50)%		0.22%		$77,827	443%
$21.44	45.61%	1.17%		(0.46)%		0.28%		$115,762	534%
$19.83	8.22%	1.18%		(0.56)%		0.20%		$126,882	452%
$22.32	12.56%	1.19%		(0.86)%		0.16%		$159,353	296%

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

FINANCIAL HIGHLIGHTS (continued)	155

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions
INTERNATIONAL EQUITY FUND – CLASS A SHARES
2003	$8.95	0.09	(c)	(1.42)	(1.33)	(0.11)	—	(0.11)
2004	$7.51	0.07	(c)	2.25	2.32	(0.08)	—	(0.08)
2005	$9.75	0.09	(c)	1.12	1.21	(0.08)	—	(0.08)
2006	$10.88	0.11	(c)	2.83	2.94	(0.18)	(1.38)	(1.56)
2007	$12.26	0.16	(c)	2.08	2.24	(0.12)	(0.63)	(0.75)
2007(d)(e)	$13.75	0.10	(c)	1.44	1.54	—	—	—
INTERNATIONAL EQUITY FUND – CLASS B SHARES
2003	$8.89	0.00	(c)(f)	(1.38)	(1.38)	(0.05)	—	(0.05)
2004	$7.46	0.00	(c)(f)	2.22	2.22	(0.08)	—	(0.08)
2005	$9.60	0.03	(c)	1.09	1.12	(0.05)	—	(0.05)
2006	$10.67	0.01	(c)	2.78	2.79	(0.12)	(1.38)	(1.50)
2007	$11.96	0.06	(c)	2.02	2.08	(0.04)	(0.63)	(0.67)
2007(d)(e)	$13.37	0.04	(c)	1.40	1.44	—	—	—
INTERNATIONAL EQUITY FUND – INSTITUTIONAL I SHARES
2004(i)	$8.30	0.05	(c)	1.48	1.53	(0.13)	—	(0.13)
2005	$9.70	0.12	(c)	1.10	1.22	(0.11)	—	(0.11)
2006	$10.81	0.11	(c)	2.81	2.92	(0.18)	(1.38)	(1.56)
2007	$12.17	0.17	(c)	2.06	2.23	(0.13)	(0.63)	(0.76)
2007(d)(e)	$13.64	0.10	(c)	1.44	1.54	—	—	—

(Financial Highlights continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

156	FINANCIAL HIGHLIGHTS (continued)

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
Total returns for periods of less than one year, if any, are not annualized.
(b)	This expense decrease is reflected in both the net expense and net investment income (loss) ratios.
(c)	Per share numbers have been calculated using the average shares method
(d)	Computed on an annualized basis.
(e)	Six months ended October 31, 2007 (unaudited).
(f)	Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$7.51	(14.84)%	1.57%		1.12%		0.25%		$62,059	42%
$9.75	30.94%	1.60%		0.81%		0.23%		$19,124	53%
$10.88	12.42%	1.60%		0.89%		0.31%		$9,951	59%
$12.26	29.77%	1.48%		0.97%		0.31%		$11,887	136%
$13.75	18.89%	1.54%		1.30%		0.31%		$13.245	39%
$15.29	11.20%	1.48%		1.38%		0.25%		$13,669	23%

$7.46	(15.56)%	2.47%		0.06%		0.10%		$55	42%
$9.60	29.80%	2.47%		0.03%		0.02%		$223	53%
$10.67	11.68%	2.31%		0.33%		0.10%		$386	59%
$11.96	28.84%	2.25%		0.12%		0.10%		$827	136%
$13.37	18.01%	2.29%		0.53%		0.09%		$1,040	39%
$14.81	10.77%	2.25%		0.58%		0.00%		$1,171	23%

$9.70	18.42%	1.68	%(d)	0.70	%(d)	0.06	%(d)	$99,527	53%
$10.81	12.57%	1.50%		1.11%		0.16%		$124,915	59%
$12.17	29.84%	1.44%		0.98%		0.15%		$152,530	136%
$13.64	18.93%	1.46%		1.33%		0.16%		$244,088	39%
$15.18	11.29%	1.37%		1.46%		0.13%		$273,748	23%

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

FINANCIAL HIGHLIGHTS (concluded)	157

MTB Group of Funds

October 31, 2007 (unaudited)

1.	ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of

36 portfolios, 24 of which are presented herein (individually referred to as the “Fund” or collectively as the “Funds”). The remaining 12 funds (5 of which are only made available to variable annuity contracts) are presented in separate reports.

MTB Fund	Investment Objectives
MTB Short Duration Government Bond Fund (“Short Duration Government Bond Fund”)(d)	To seek current income with the preservation of capital as a secondary objective.

MTB Short-Term Corporate Bond Fund (“Short-Term Corporate Bond Fund”)(d)	Current income.

MTB U.S. Government Bond Fund (“U.S. Government Bond Fund”)(d)	To provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.

MTB New York Municipal Bond Fund (“New York Municipal Bond Fund”)(n)	To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and
New York municipalities and is consistent with the preservation of capital.

MTB Pennsylvania Municipal Bond Fund (“Pennsylvania Municipal Bond Fund”)(n)	Current income exempt from federal regular income tax and Pennsylvania personal income taxes.

MTB Maryland Municipal Bond Fund (“Maryland Municipal Bond Fund”)(n)	Current income exempt from federal regular income tax and Maryland state and local income taxes.

MTB Virginia Municipal Bond Fund (“Virginia Municipal Bond Fund”)(n)*	Current income exempt from federal regular income tax and Virginia state and local income taxes.

MTB Intermediate-Term Bond Fund (“Intermediate-Term Bond Fund”)(d)	Current income.

MTB Income Fund (“Income Fund”)(d)	Primarily current income and secondarily capital growth.

MTB Managed Allocation Fund—Conservative Growth (“Conservative Growth Fund”)(d)**	To seek capital appreciation and income.

MTB Managed Allocation Fund—Moderate Growth (“Moderate Growth Fund”)(d)**	To seek capital appreciation and secondarily income.

MTB Managed Allocation Fund—Aggressive Growth (“Aggressive Growth Fund”)(d)**	To seek capital appreciation.

MTB Balanced Fund (“Balanced Fund”)(d)	To provide total return.

MTB Equity Income Fund (“Equity Income Fund”)(d)	Current income and growth of capital.

MTB Large Cap Value Fund (“Large Cap Value Fund”)(d)	To provide capital appreciation. Current income is a secondary, non-fundamental investment consideration.

MTB Equity Index Fund (“Equity Index Fund”)(d)	Investment results that correspond to the performance of the Standard & Poor’s 500 Index.

MTB Large Cap Stock Fund (“Large Cap Stock Fund”)(d)	Growth of principal.

MTB Large Cap Growth Fund (“Large Cap Growth Fund”)(d)	To provide capital appreciation.

MTB Multi Cap Growth Fund (“Multi Cap Growth Fund”)(d)	Long-term capital appreciation.

MTB Mid Cap Stock Fund (“Mid Cap Stock Fund”)(d)	To provide total return.

MTB Mid Cap Growth Fund (“Mid Cap Growth Fund”)(d)	Long-term capital appreciation.

MTB Small Cap Stock Fund (“Small Cap Stock Fund”)(d)	To seek growth of capital.

MTB Small Cap Growth Fund (“Small Cap Growth Fund”)(d)	Long-term capital appreciation.

MTB International Equity Fund (“International Equity Fund”)(d)	To seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

(d)	Diversified

(n)	Non-diversified

*	The Virginia Municipal Bond Fund is the successor and accounting survivor to the FBR Virginia Tax-Free Portfolio pursuant to a reorganization that took place on February 24, 2006. The FBR Virginia Tax-Free Portfolio’s fiscal year-end was October 31.

**	The Fund invests solely in the shares of other funds within the Trust.

(continued on next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

158	NOTES TO FINANCIAL STATEMENTS

The Trust offers 8 classes of shares: Class A Shares, Class A2 Shares (formerly Institutional Shares), Class B Shares, Class C Shares, Class S Shares, Corporate Shares (formerly Institutional Shares), Institutional I Shares and Institutional II Shares. All shares of the Funds have equal rights with respect to voting, except on class-specific matters.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuations – Market values of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

•	investments in other open-end regulated investment companies are valued at net asset value (NAV);

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Funds may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements – It is each Fund’s policy to require the other party to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on

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SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

NOTES TO FINANCIAL STATEMENTS	159

the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Inflation/deflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid as follows:

Fund Name	Dividends Declared	Dividends Paid
Short-Duration Government Bond Fund	Daily	Monthly
Short-Term Corporate Bond Fund	Daily	Monthly
U.S. Government Bond Fund	Daily	Monthly
New York Municipal Bond Fund	Daily	Monthly
Pennsylvania Municipal Bond Fund	Daily	Monthly
Maryland Municipal Bond Fund	Daily	Monthly
Virginia Municipal Bond Fund	Daily	Monthly
Intermediate-Term Bond Fund	Daily	Monthly
Income Fund	Daily	Monthly
Conservative Growth Fund	Quarterly	Quarterly
Moderate Growth Fund	Annually	Annually
Aggressive Growth Fund	Annually	Annually
Balanced Fund	Quarterly	Quarterly
Equity Income Fund	Monthly	Monthly
Large Cap Value Fund	Quarterly	Quarterly
Equity Index Fund	Quarterly	Quarterly
Large Cap Stock Fund	Annually	Annually
Large Cap Growth Fund	Annually	Annually
Multi Cap Growth Fund	Annually	Annually
Mid Cap Stock Fund	Annually	Annually
Mid Cap Growth Fund	Annually	Annually
Small Cap Stock Fund	Annually	Annually
Small Cap Growth Fund	Annually	Annually
International Equity Fund	Annually	Annually

Non-cash dividends included in dividend income, if any, are recorded at fair value. All Funds offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Management has evaluated the application of FIN 48 to the Funds, and has determined that there is no impact resulting from the adoption of this interpretation on the Funds’ financial statements.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Funds may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Funds agree to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Funds record TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Funds.

Written Options Contracts – The Funds may write option contracts. The writer of the option receives a payment, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received.

Written option contracts outstanding at period end, if any, are listed in the Notes to Portfolios of Investments.

Foreign Exchange Contracts – The International Equity Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

(continued on next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

160	NOTES TO FINANCIAL STATEMENTS

Foreign exchange contracts outstanding at period end are listed in the Notes to Portfolio of Investments.

Foreign Currency Translation – The accounting records of the International Equity Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Futures Contracts – The International Equity Fund may periodically purchase stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended October 31, 2007, the Fund did not have net realized gains or losses on futures contracts.

Futures contracts outstanding at period end, if any, are listed in the Notes to Portfolios of Investments.

Dollar Roll Transactions – The U.S. Government Bond Fund, Intermediate-Term Bond Fund and Income Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Funds sell mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions, which are treated as purchases and sales, will not exceed twelve months. The Funds will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Funds’ current yield and total return. Dollar rolls are subject to interest rate and credit risks.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other – Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

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SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

NOTES TO FINANCIAL STATEMENTS	161

3.	SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Short Duration Government Bond Fund
	Six-months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	9,607	$92,425	45,545	$434,197
Shares issued to shareholders in payment of distributions declared	5,506	52,868	14,694	140,281
Shares redeemed	(55,443)	(531,967)	(176,420)	(1,682,308)

Net change resulting from Class A Shares Transactions	(40,330)	$(386,674)	(116,181)	$(1,107,830)

Class B Shares
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	72	700	230	2,196
Shares redeemed	(377)	(3,600)	(2,241)	(21,534)

Net change resulting from Class B Shares Transactions	(305)	$(2,900)	(2,011)	$(19,338)

Institutional I Shares
Shares sold	2,795,007	$26,832,923	3,693,302	$35,250,200
Shares issued to shareholders in payment of distributions declared	182,228	1,749,740	383,711	3,664,502
Shares redeemed	(3,768,698)	(36,226,159)	(4,835,009)	(46,104,493)

Net change resulting from Institutional I Shares Transactions	(791,463)	$(7,643,496)	(757,996)	$(7,189,791)

Net change resulting from share transactions	(832,098)	$(8,033,070)	(876,188)	$(8,316,959)

	Short-Term Corporate Bond Fund
	Six-months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	244	$2,397	1,299	$12,652
Shares issued to shareholders in payment of distributions declared	145	1,423	435	4,242
Shares redeemed	(250)	(2,452)	(22,153)	(215,169)

Net change resulting from Class A Shares Transactions	139	$1,368	(20,419)	$(198,275)

Class B Shares
Shares sold	3,403	$33,399	531	$5,213
Shares issued to shareholders in payment of distributions declared	50	498	112	1,094
Shares redeemed	(243)	(2,391)	(3,112)	(30,252)

Net change resulting from Class B Shares Transactions	3,210	$31,506	(2,469)	$(23,945)

Institutional I Shares
Shares sold	476,877	$4,676,254	918,269	$8,969,122
Shares issued to shareholders in payment of distributions declared	35,027	343,262	91,930	899,228
Shares redeemed	(708,702)	(6,947,883)	(1,978,494)	(19,328,659)

Net change resulting from Institutional I Shares Transactions	(196,798)	$(1,928,367)	(968,295)	$(9,460,309)

Net change resulting from share transactions	(193,449)	$(1,895,493)	(991,183)	$(9,682,529)

(continued on next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

162	NOTES TO FINANCIAL STATEMENTS

	U.S. Government Bond Fund
	Six-months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	1,827,844	$16,799,019	1,753,839	$16,172,481
Shares issued to shareholders in payment of distributions declared	111,261	1,022,830	210,354	1,938,530
Shares redeemed	(995,648)	(9,163,334)	(1,195,923)	(10,981,241)

Net change resulting from Class A Shares Transactions	943,457	$8,658,515	768,270	$7,129,770

Class B Shares
Shares sold	1,256	$11,542	2,928	$27,224
Shares issued to shareholders in payment of distributions declared	167	1,532	664	6,112
Shares redeemed	(2,964)	(27,475)	(19,419)	(178,460)

Net change resulting from Class B Shares Transactions	(1,541)	$(14,401)	(15,827)	$(145,124)

Institutional I Shares
Shares sold	617,971	$5,693,055	1,949,792	$17,960,655
Shares issued to shareholders in payment of distributions declared	101,185	930,029	226,279	2,084,622
Shares redeemed	(1,686,721)	(15,545,489)	(2,654,071)	(24,411,733)

Net change resulting from Institutional I Shares Transactions	(967,565)	$(8,922,405)	(478,000)	$(4,366,456)

Net change resulting from share transactions	(25,649)	$(278,291)	274,443	$2,618,190

	New York Municipal Bond Fund
	Six-months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	1,018,094	$10,549,464	1,500,680	$15,779,987
Shares issued to shareholders in payment of distributions declared	77,339	801,349	163,832	1,719,257
Shares redeemed	(691,650)	(7,160,632)	(861,480)	(9,022,812)

Net change resulting from Class A Shares Transactions	403,783	$4,190,181	803,032	$8,476,432

Class B Shares
Shares sold	3,859	$40,239	28,520	$298,329
Shares issued to shareholders in payment of distributions declared	981	10,161	2,145	22,498
Shares redeemed	(33,566)	(348,241)	(16,713)	(174,800)

Net change resulting from Class B Shares Transactions	(28,726)	$(297,841)	13,952	$146,027

Institutional I Shares
Shares sold	266,882	$2,763,434	901,557	$9,463,089
Shares issued to shareholders in payment of distributions declared	6,953	72,059	11,488	120,638
Shares redeemed	(355,234)	(3,676,902)	(379,092)	(3,970,485)

Net change resulting from Institutional I Shares Transactions	(81,399)	$(841,409)	533,953	$5,613,242

Net change resulting from share transactions	293,658	$3,050,931	1,350,937	$14,235,701

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SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

NOTES TO FINANCIAL STATEMENTS	163

	Pennsylvania Municipal Bond Fund
	Six-months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	6,249	$62,134	18,212	$183,070
Shares issued to shareholders in payment of distributions declared	5,574	55,621	15,113	152,514
Shares redeemed	(26,101)	(260,868)	(119,209)	(1,201,508)

Net change resulting from Class A Shares Transactions	(14,278)	$(143,113)	(85,884)	$(865,924)

Class B Shares
Shares sold	1,469	$14,700	5,152	$52,102
Shares issued to shareholders in payment of distributions declared	628	6,265	1,540	15,543
Shares redeemed	(3,378)	(33,744)	(5,582)	(56,362)

Net change resulting from Class B Shares Transactions	(1,281)	$(12,779)	1,110	$11,283

Institutional I Shares
Shares sold	434,491	$4,340,783	1,522,895	$15,408,795
Shares issued to shareholders in payment of distributions declared	24,143	240,893	38,685	390,895
Shares redeemed	(1,239,907)	(12,370,395)	(1,937,927)	(19,543,464)

Net change resulting from Institutional I Shares Transactions	(781,273)	$(7,788,719)	(376,347)	$(3,743,774)

Net change resulting from share transactions	(796,832)	$(7,944,611)	(461,121)	$(4,598,415)

	Maryland Municipal Bond Fund
	Six-months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	105,678	$1,056,249	393,415	$3,963,254
Shares issued to shareholders in payment of distributions declared	57,011	567,516	154,721	1,565,879
Shares redeemed	(483,670)	(4,822,480)	(788,620)	(7,966,330)

Net change resulting from Class A Shares Transactions	(320,981)	$(3,198,715)	(240,484)	$(2,437,197)

Class B Shares
Shares sold	4,990	$49,814	4,840	$48,913
Shares issued to shareholders in payment of distributions declared	1,095	10,918	3,196	32,403
Shares redeemed	(14,762)	(146,936)	(20,947)	(212,801)

Net change resulting from Class B Shares Transactions	(8,677)	$(86,204)	(12,911)	$(131,485)

Institutional I Shares
Shares sold	562,280	$5,597,731	1,215,249	$12,318,858
Shares issued to shareholders in payment of distributions declared	13,223	131,802	53,146	540,084
Shares redeemed	(999,886)	(9,954,083)	(1,101,710)	(11,121,026)

Net change resulting from Institutional I Shares Transactions	(424,383)	$(4,224,550)	166,685	$1,737,916

Net change resulting from share transactions	(754,041)	$(7,509,469)	(86,710)	$(830,766)

(continued on next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

164	NOTES TO FINANCIAL STATEMENTS

	Virginia Municipal Bond Fund
	Six-months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	36,698	$394,993	14,028	$153,706
Shares issued to shareholders in payment of distributions declared	20,245	218,156	71,886	789,759
Shares redeemed	(185,682)	(1,992,419)	(459,353)	(5,043,989)

Net change resulting from Class A Shares Transactions	(128,739)	$(1,379,270)	(373,439)	$(4,100,524)

	Intermediate-Term Bond Fund
	Six-months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	979	$9,526	7,197	$70,043
Shares issued to shareholders in payment of distributions declared	1,839	17,864	5,059	49,316
Shares redeemed	(4,243)	(41,256)	(47,993)	(468,431)

Net change resulting from Class A Shares Transactions	(1,425)	$(13,866)	(35,737)	$(349,072)

Class B Shares
Shares sold	—	$—	1	$7
Shares issued to shareholders in payment of distributions declared	67	650	245	2,388
Shares redeemed	—	—	(3,586)	(35,169)

Net change resulting from Class B Shares Transactions	67	$650	(3,340)	$(32,774)

Institutional I Shares
Shares sold	1,703,255	$16,575,302	2,514,533	$24,533,106
Shares issued to shareholders in payment of distributions declared	97,300	944,709	235,533	2,296,835
Shares redeemed	(2,174,663)	(21,147,710)	(5,258,748)	(51,093,831)

Net change resulting from Institutional I Shares Transactions	(374,108)	$(3,627,699)	(2,508,682)	$(24,263,890)

Net change resulting from share transactions	(375,466)	$(3,640,915)	(2,547,759)	$(24,645,736)

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

NOTES TO FINANCIAL STATEMENTS	165

	Income Fund
	Six-months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	16,845	$163,889	52,206	$505,577
Shares issued to shareholders in payment of distributions declared	9,363	90,595	25,863	252,605
Shares redeemed	(77,892)	(753,612)	(180,451)	(1,756,863)

Net change resulting from Class A Shares Transactions	(51,684)	$(499,128)	(102,382)	$(998,681)

Class B Shares
Shares sold	2,027	$19,100	2,202	$21,233
Shares issued to shareholders in payment of distributions declared	1,573	15,011	5,195	50,051
Shares redeemed	(18,851)	(180,087)	(57,397)	(552,443)

Net change resulting from Class B Shares Transactions	(15,251)	$(145,976)	(50,000)	$(481,159)

Institutional I Shares
Shares sold	1,981,265	$18,926,997	2,063,782	$19,969,729
Shares issued to shareholders in payment of distributions declared	87,819	838,276	226,770	2,184,805
Shares redeemed	(1,016,577)	(9,694,822)	(4,354,011)	(41,747,321)

Net change resulting from Institutional I Shares Transactions	1,052,507	$10,070,451	(2,063,459)	$(19,592,787)

Net change resulting from share transactions	985,572	$9,425,347	(2,215,841)	$(21,072,627)

	Conservative Growth Fund
	Six-months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	37,002	$378,286	128,133	$1,272,411
Shares issued to shareholders in payment of distributions declared	6,674	67,513	60,681	601,589
Shares redeemed	(162,279)	(1,645,534)	(204,551)	(2,032,521)

Net change resulting from Class A Shares Transactions	(118,603)	$(1,199,735)	(15,737)	$(158,521)

Class B Shares
Shares sold	5,124	$51,198	25,396	$250,429
Shares issued to shareholders in payment of distributions declared	1,255	12,646	17,176	169,841
Shares redeemed	(17,788)	(179,448)	(55,818)	(554,101)

Net change resulting from Class B Shares Transactions	(11,409)	$(115,604)	(13,246)	$(133,831)

Net change resulting from share transactions	(130,012)	$(1,315,339)	(28,983)	$(292,352)

(continued on next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

166	NOTES TO FINANCIAL STATEMENTS

	Moderate Growth Fund
	Six-months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	160,326	$1,741,105	454,278	$4,719,011
Shares issued to shareholders in payment of distributions declared	8	91	291,408	3,008,835
Shares redeemed	(520,587)	(5,674,754)	(843,694)	(8,707,708)

Net change resulting from Class A Shares Transactions	(360,253)	$(3,933,558)	(98,008)	$(979,862)

Class B Shares
Shares sold	60,099	$638,184	157,490	$1,611,151
Shares issued to shareholders in payment of distributions declared	—	—	156,589	1,592,767
Shares redeemed	(152,058)	(1,621,354)	(240,092)	(2,451,393)

Net change resulting from Class B Shares Transactions	(91,959)	$(983,170)	73,987	$752,525

Net change resulting from share transactions	(452,212)	$(4,916,728)	(24,021)	$(227,337)

	Aggressive Growth Fund
	Six-months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	77,345	$870,778	251,571	$2,651,540
Shares issued to shareholders in payment of distributions declared	—	—	165,341	1,722,715
Shares redeemed	(134,755)	(1,512,989)	(311,117)	(3,267,987)

Net change resulting from Class A Shares Transactions	(57,410)	$(642,211)	105,795	$1,106,268

Class B Shares
Shares sold	23,012	$251,719	98,814	$1,009,876
Shares issued to shareholders in payment of distributions declared	—	—	79,083	802,554
Shares redeemed	(48,751)	(531,426)	(91,792)	(933,674)

Net change resulting from Class B Shares Transactions	(25,739)	$(279,707)	86,105	$878,756

Net change resulting from share transactions	(83,149)	$(921,918)	191,900	$1,985,024

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

NOTES TO FINANCIAL STATEMENTS	167

	Balanced Fund
	Six-months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	63,764	$971,026	213,804	$3,026,140
Shares issued to shareholders in payment of distributions declared	16,695	253,678	29,946	422,778
Shares redeemed	(145,011)	(2,203,166)	(394,095)	(5,497,347)

Net change resulting from Class A Shares Transactions	(64,552)	$(978,462)	(150,345)	$(2,048,429)

Class B Shares
Shares sold	3,285	$49,102	10,245	$146,948
Shares issued to shareholders in payment of distributions declared	2,376	36,154	6,140	86,849
Shares redeemed	(82,606)	(1,257,641)	(299,681)	(4,219,875)

Net change resulting from Class B Shares Transactions	(76,945)	$(1,172,385)	(283,296)	$(3,986,078)

Institutional I Shares
Shares sold	31,332	$473,719	81,735	$1,135,285
Shares issued to shareholders in payment of distributions declared	4,203	64,055	23,184	324,223
Shares redeemed	(40,615)	(614,684)	(1,216,319)	(17,498,733)

Net change resulting from Institutional I Shares Transactions	(5,080)	$(76,910)	(1,111,400)	$(16,039,225)

Net change resulting from share transactions	(146,577)	$(2,227,757)	(1,545,041)	$(22,073,732)

	Equity Income Fund
	Six-months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	23,677	$212,923	33,156	$290,574
Shares issued to shareholders in payment of distributions declared	3,777	34,019	60,803	514,269
Shares redeemed	(48,491)	(443,239)	(202,286)	(1,726,107)

Net change resulting from Class A Shares Transactions	(21,037)	$(196,297)	(108,327)	$(921,264)

Class B Shares
Shares sold	4,090	$37,121	6,824	$59,441
Shares issued to shareholders in payment of distributions declared	185	1,648	4,105	34,463
Shares redeemed	(3,126)	(28,294)	(4,632)	(40,065)

Net change resulting from Class B Shares Transactions	1,149	$10,475	6,297	$53,839

Institutional I Shares
Shares sold	177,478	$1,634,706	475,125	$4,107,535
Shares issued to shareholders in payment of distributions declared	4,532	40,529	517,508	4,333,923
Shares redeemed	(811,102)	(7,232,659)	(2,318,724)	(19,796,802)

Net change resulting from Institutional I Shares Transactions	(629,092)	$(5,557,424)	(1,326,091)	$(11,355,344)

Net change resulting from share transactions	(648,980)	$(5,743,246)	(1,428,121)	$(12,222,769)

(continued on next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

168	NOTES TO FINANCIAL STATEMENTS

	Large Cap Value Fund
	Six-months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	635,075	$8,455,637	731,247	$9,356,239
Shares issued to shareholders in payment of distributions declared	12,701	173,579	201,356	2,520,848
Shares redeemed	(338,481)	(4,608,913)	(770,349)	(9,832,094)

Net change resulting from Class A Shares Transactions	309,295	$4,020,303	162,254	$2,044,993

Class B Shares
Shares sold	10,087	$136,245	29,938	$376,616
Shares issued to shareholders in payment of distributions declared	—	—	6,956	85,848
Shares redeemed	(9,151)	(119,627)	(29,736)	(373,628)

Net change resulting from Class B Shares Transactions	936	$16,618	7,158	$88,836

Institutional I Shares
Shares sold	556,355	$7,567,802	3,050,737	$38,959,579
Shares issued to shareholders in payment of distributions declared	16,429	224,638	575,127	7,204,529
Shares redeemed	(837,385)	(11,393,438)	(2,973,525)	(38,104,459)

Net change resulting from Institutional I Shares Transactions	(264,601)	$(3,600,998)	652,339	$8,059,649

Net change resulting from share transactions	45,630	$435,923	821,751	$10,193,478

	Equity Index Fund
	Six-months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	12,449	$155,718	24,869	$292,554
Shares issued to shareholders in payment of distributions declared	2,287	28,768	5,344	59,705
Shares redeemed	(32,956)	(413,930)	(114,220)	(1,288,658)

Net change resulting from Class A Shares Transactions	(18,220)	$(229,444)	(84,007)	$(936,399)

Class B Shares
Shares sold	732	$9,137	10,165	$116,340
Shares issued to shareholders in payment of distributions declared	169	2,117	386	4,309
Shares redeemed	(4,107)	(50,402)	(6,778)	(76,743)

Net change resulting from Class B Shares Transactions	(3,206)	$(39,148)	3,773	$43,906

Institutional I Shares
Shares sold	410,299	$5,092,007	3,386,121	$37,224,233
Shares issued to shareholders in payment of distributions declared	25,388	319,360	59,272	664,227
Shares redeemed	(750,025)	(9,350,549)	(1,895,786)	(21,351,661)

Net change resulting from Institutional I Shares Transactions	(314,338)	$(3,939,182)	1,549,607	$16,536,799

Net change resulting from share transactions	(335,764)	$(4,207,774)	1,469,373	$15,644,306

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

NOTES TO FINANCIAL STATEMENTS	169

	Large Cap Stock Fund
	Six-months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	99,580	$971,543	275,303	$2,439,493
Shares issued to shareholders in payment of distributions declared	—	—	95,726	857,495
Shares redeemed	(434,641)	(4,221,321)	(873,601)	(7,592,890)

Net change resulting from Class A Shares Transactions	(335,061)	$(3,249,778)	(502,572)	$(4,295,902)

Class B Shares
Shares sold	1,846	$17,057	11,016	$93,270
Shares issued to shareholders in payment of distributions declared	—	—	16,692	141,462
Shares redeemed	(151,010)	(1,389,573)	(422,143)	(3,507,646)

Net change resulting from Class B Shares Transactions	(149,164)	$(1,372,516)	(394,435)	$(3,272,914)

Institutional I Shares
Shares sold	564,027	$5,437,968	1,582,822	$13,657,179
Shares issued to shareholders in payment of distributions declared	—	—	504,574	4,485,237
Shares redeemed	(7,331,625)	(70,583,349)	(16,660,161)	(143,428,702)

Net change resulting from Institutional I Shares Transactions	(6,767,598)	$(65,145,381)	(14,572,765)	$(125,286,286)

Net change resulting from share transactions	(7,251,823)	$(69,767,675)	(15,469,772)	$(132,855,102)

	Large Cap Growth Fund
	Six-months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	15,750	$150,362	30,089	$253,979
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(8,040)	(77,138)	(169,761)	(1,460,886)

Net change resulting from Class A Shares Transactions	7,710	$73,224	(139,672)	$(1,206,907)

Class B Shares
Shares sold	2,161	$19,587	9,536	$77,841
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(17,675)	(157,468)	(36,090)	(295,488)

Net change resulting from Class B Shares Transactions	(15,514)	$(137,881)	(26,554)	$(217,647)

Institutional I Shares
Shares sold	2,891,016	$27,540,985	1,481,212	$12,430,623
Shares issued to shareholders in payment of distributions declared	—	—	12,337	109,182
Shares redeemed	(623,290)	(5,970,945)	(1,924,666)	(15,971,946)

Net change resulting from Institutional I Shares Transactions	2,267,726	$21,570,040	(431,117)	$(3,432,141)

Net change resulting from share transactions	2,259,922	$21,505,383	(597,343)	$(4,856,695)

(continued on next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

170	NOTES TO FINANCIAL STATEMENTS

	Multi Cap Growth Fund
	Six-months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	56,871	$1,095,043	170,455	$2,903,161
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(105,337)	(2,011,873)	(257,506)	(4,277,498)

Net change resulting from Class A Shares Transactions	(48,466)	$(916,830)	(87,051)	$(1,374,337)

Class B Shares
Shares sold	1,001	$18,205	6,194	$99,803
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(71,140)	(1,291,625)	(240,660)	(3,863,859)

Net change resulting from Class B Shares Transactions	(70,139)	$(1,273,420)	(234,466)	$(3,764,056)

Institutional I Shares
Shares sold	19,761	$384,976	59,979	$1,019,227
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(474,437)	(9,231,465)	(951,018)	(15,427,571)

Net change resulting from Institutional I Shares Transactions	(454,676)	$(8,846,489)	(891,039)	$(14,408,344)

Net change resulting from share transactions	(573,281)	$(11,036,739)	(1,212,556)	$(19,546,737)

	Mid Cap Stock Fund
	Six-months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	215,959	$3,411,590	435,361	$6,866,426
Shares issued to shareholders in payment of distributions declared	—	—	368,743	5,580,578
Shares redeemed	(253,858)	(4,075,111)	(1,949,475)	(31,573,986)

Net change resulting from Class A Shares Transactions	(37,899)	$(663,521)	(1,145,371)	$(19,126,982)

Class B Shares
Shares sold	2,030	$30,358	7,936	$116,473
Shares issued to shareholders in payment of distributions declared	—	—	25,098	351,350
Shares redeemed	(23,766)	(351,848)	(51,423)	(759,594)

Net change resulting from Class B Shares Transactions	(21,736)	$(321,490)	(18,389)	$(291,771)

Institutional I Shares
Shares sold	162,209	$2,623,497	487,488	$7,629,030
Shares issued to shareholders in payment of distributions declared	—	—	630,606	9,546,520
Shares redeemed	(456,714)	(7,383,359)	(1,428,474)	(22,566,809)

Net change resulting from Institutional I Shares Transactions	(294,505)	$(4,759,862)	(310,380)	$(5,391,259)

Net change resulting from share transactions	(354,140)	$(5,744,873)	(1,474,140)	$(24,810,012)

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

NOTES TO FINANCIAL STATEMENTS	171

	Mid Cap Growth Fund
	Six-months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	18,403	$287,177	31,043	$452,549
Shares issued to shareholders in payment of distributions declared	—	—	64,993	911,205
Shares redeemed	(42,913)	(664,005)	(110,535)	(1,618,534)

Net change resulting from Class A Shares Transactions	(24,510)	$(376,828)	(14,499)	$(254,780)

Class B Shares
Shares sold	527	$7,980	3,506	$49,391
Shares issued to shareholders in payment of distributions declared	—	—	5,732	78,408
Shares redeemed	(4,210)	(63,509)	(5,507)	(79,188)

Net change resulting from Class B Shares Transactions	(3,683)	$(55,529)	3,731	$48,611

Institutional I Shares
Shares sold	297,140	$4,691,807	363,193	$5,389,578
Shares issued to shareholders in payment of distributions declared	—	—	485,805	6,898,435
Shares redeemed	(393,166)	(6,139,482)	(2,332,446)	(33,917,292)

Net change resulting from Institutional I Shares Transactions	(96,026)	$(1,447,675)	(1,483,448)	$(21,629,279)

Net change resulting from share transactions	(124,219)	$(1,880,032)	(1,494,216)	$(21,835,448)

	Small Cap Stock Fund
	Six-months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	48,939	$391,447	170,238	$1,450,581
Shares issued to shareholders in payment of distributions declared	—	—	214,743	1,578,358
Shares redeemed	(38,800)	(307,290)	(164,359)	(1,438,105)

Net change resulting from Class A Shares Transactions	10,139	$84,157	220,622	$1,590,834

Class B Shares
Shares sold	4,177	$30,815	9,266	$72,412
Shares issued to shareholders in payment of distributions declared	—	—	65,505	442,160
Shares redeemed	(27,111)	(197,858)	(13,382)	(104,542)

Net change resulting from Class B Shares Transactions	(22,934)	$(167,043)	61,389	$410,030

Institutional I Shares
Shares sold	713,408	$5,588,399	2,100,586	$18,167,173
Shares issued to shareholders in payment of distributions declared	—	—	3,345,446	24,522,116
Shares redeemed	(4,315,667)	(33,976,074)	(9,956,005)	(89,888,575)

Net change resulting from Institutional I Shares Transactions	(3,602,259)	$(28,387,675)	(4,509,973)	$(47,199,286)

Net change resulting from share transactions	(3,615,054)	$(28,470,561)	(4,227,962)	$(45,198,422)

(continued on next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

172	NOTES TO FINANCIAL STATEMENTS

	Small Cap Growth Fund
	Six-months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	42,969	$867,939	103,947	$1,980,096
Shares issued to shareholders in payment of distributions declared	—	—	415,749	7,483,428
Shares redeemed	(183,644)	(3,710,225)	(485,814)	(9,269,852)

Net change resulting from Class A Shares Transactions	(140,675)	$(2,842,286)	33,882	$193,672

Class B Shares
Shares sold	2,081	$39,331	8,132	$146,987
Shares issued to shareholders in payment of distributions declared	—	—	23,964	408,589
Shares redeemed	(8,728)	(167,282)	(27,657)	(501,812)

Net change resulting from Class B Shares Transactions	(6,647)	$(127,951)	4,439	$53,764

Class C Shares
Shares sold	2,156	$42,743	186	$3,361
Shares issued to shareholders in payment of distributions declared	—	—	2,344	40,780
Shares redeemed	(1,289)	(25,385)	(6,047)	(109,519)

Net change resulting from Class C Shares Transactions	867	$17,358	(3,517)	$(65,378)

Institutional I Shares
Shares sold	1,679,588	$34,481,282	1,895,860	$36,995,221
Shares issued to shareholders in payment of distributions declared	—	—	728,277	13,393,020
Shares redeemed	(939,290)	(19,434,679)	(1,624,006)	(31,695,079)

Net change resulting from Institutional I Shares Transactions	740,298	$15,046,603	1,000,131	$18,693,162

Net change resulting from share transactions	593,843	$12,093,724	1,034,935	$18,875,220

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SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

NOTES TO FINANCIAL STATEMENTS	173

	International Equity Fund
	Six-months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	26,924	$388,155	73,075	$935,342
Shares issued to shareholders in payment of distributions declared	—	—	52,058	653,619
Shares redeemed	(96,439)	(1,366,279)	(131,034)	(1,637,722)

Net change resulting from Class A Shares Transactions	(69,515)	$(978,124)	(5,901)	$(48,761)

Class B Shares
Shares sold	7,855	$107,412	20,603	$254,179
Shares issued to shareholders in payment of distributions declared	—	—	3,857	46,917
Shares redeemed	(6,591)	(90,186)	(15,799)	(197,359)

Net change resulting from Class B Shares Transactions	1,264	$17,226	8,661	$103,737

Institutional I Shares
Shares sold	1,429,908	$19,907,473	6,641,117	$83,201,149
Shares issued to shareholders in payment of distributions declared	—	—	645,045	8,033,682
Shares redeemed	(1,289,873)	(18,230,898)	(1,924,083)	(24,151,838)

Net change resulting from Institutional I Shares Transactions	140,035	$1,676,575	5,362,079	$67,082,993

Net change resulting from share transactions	71,784	$715,677	5,364,839	$67,137,969

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for income recognition on dollar roll transactions, foreign currency transactions, redemption in-kind, expiration of capital loss carryforwards, reclassification of ordinary loss to short-term gains, market discount reclass, partnership adjustments, REIT dividend reclasses, and discount accretion/premium amortization on debt securities.

For the year ended April 30, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Paid-In Capital	Increase (Decrease) Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)
Short Duration Government Bond Fund	$(67,803)	$—	$67,803
U.S. Government Bond Fund	(1,280,066)	23,690	1,256,376
New York Municipal Bond Fund	—	(6,755)	6,755
Pennsylvania Municipal Bond Fund	—	(20,315)	20,315
Maryland Municipal Bond Fund	—	(14,056)	14,056
Virginia Municipal Bond Fund	—	(3,904)	3,904
Intermediate-Term Bond Fund	(8,316,530)	90,120	8,226,410
Income Fund	(194,990)	7,658	187,332
Conservative Growth Fund	—	68,054	(68,054)
Moderate Growth Fund	—	709,078	(709,078)
Aggressive Growth Fund	—	526,316	(526,316)
Balanced Fund	—	(63)	63
Large Cap Value Fund	—	(46,932)	46,932
Equity Index Fund	—	10,223	(10,223)

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October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

174	NOTES TO FINANCIAL STATEMENTS

Fund	Paid-In Capital	Increase (Decrease) Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)
Large Cap Stock Fund	$6,632,723	$—	$(6,632,723)
Large Cap Growth Fund	—	(90)	90
Multi Cap Growth Fund	—	(8,505)	8,505
Mid Cap Stock Fund	—	471	(471)
Mid Cap Growth Fund	2,698,342	303,033	(3,001,375)
Small Cap Stock Fund	—	48,310	(48,310)
Small Cap Growth Fund	1,484	1,041,435	(1,042,919)
International Equity Fund	—	378,050	(378,050)

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2007 and 2006 was as follows:

	2007			2006
Fund	Ordinary Income*		Long-Term Capital Gains	Ordinary Income*		Long-Term Capital Gains
Short Duration Government Bond Fund	$7,415,081		$—	$6,043,226		$—
Short-Term Corporate Bond Fund	2,494,722		—	2,173,026		—
U.S. Government Bond Fund	7,230,606		—	6,985,163		—
New York Municipal Bond Fund	3,656,805	**	—	3,444,665	***	54,951
Pennsylvania Municipal Bond Fund	5,172,642	**	—	5,730,432	***	—
Maryland Municipal Bond Fund	5,807,022	**	388,066	4,847,963	***	285,947
Virginia Municipal Bond Fund	759,945	**	198,124	502,691	***	228,211
Intermediate-Term Bond Fund	9,089,252		—	9,603,213		—
Income Fund	6,005,892		143,186	7,295,079		554,810
Conservative Growth Fund	390,066		390,144	222,664		319,154
Moderate Growth Fund	1,295,238		3,350,766	880,406		3,209,416
Aggressive Growth Fund	514,470		2,016,683	296,036		1,774,117
Balanced Fund	846,280		—	1,156,566		—
Equity Income Fund	4,699,742		2,016,056	4,756,301		13,805,901
Large Cap Value Fund	3,364,749		8,384,979	1,675,895		6,803,538
Equity Index Fund	1,617,937		—	1,465,599		—
Large Cap Stock Fund	1,468,089		5,938,444	4,440,598		25,261,478
Large Cap Growth Fund	123,734		—	84,562		—
Multi Cap Growth Fund	—		—	124,188		—
Mid Cap Stock Fund	3,458,620		12,976,306	10,296,464		15,294,533
Mid Cap Growth Fund	2,003,935		8,577,180	—		9,863,184
Small Cap Stock Fund	9,239,438		29,670,530	—		14,025,590
Small Cap Growth Fund	20,835,676		4,371,072	—		440,336
International Equity Fund	10,244,607		3,177,785	2,828,052		16,984,625

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

**	Included in this amount is tax exempt income of $3,655,959, $5,163,270, $5,802,595 and $759,945 for New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund, respectively.

***	Included in this amount is tax exempt income of $3,444,435, $5,694,698, $4,844,295 and $502,691 for New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund, respectively.

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SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

NOTES TO FINANCIAL STATEMENTS	175

As of April 30, 2007, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income		Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards and Deferrals
Short Duration Government Bond Fund	$24,890		$—	$(1,560,764)	$(2,395,587)
Short-Term Corporate Bond Fund	293		—	(86,686)	(1,509,115)
U.S. Government Bond Fund	5,119		—	(13,340)	(9,020,939)
New York Municipal Bond Fund	4,029	*	—	2,734,588	(266,832)
Pennsylvania Municipal Bond Fund	13,156	*	—	3,865,398	(670,805)
Maryland Municipal Bond Fund	6,681	*	141,996	4,432,068	—
Virginia Municipal Bond Fund	5,207	*	147,520	559,228	—
Intermediate-Term Bond Fund	5,264		—	(1,054,001)	(6,146,254)
Income Fund	1,096		—	268,588	(1,697,052)
Conservative Growth Fund	17,111		132,925	247,816	—
Moderate Growth Fund	59,833		1,227,177	4,084,080	—
Aggressive Growth Fund	6,152		787,452	3,446,145	—
Balanced Fund	52,257		—	2,430,580	(41,251,387)
Equity Income Fund	2,476,677		2,484,135	4,222,161	—
Large Cap Value Fund	1,153,756		1,593,459	32,413,779	—
Equity Index Fund	131,888		—	27,734,306	(16,294,656)
Large Cap Stock Fund	—		6,940,570	65,107,000	(23,957,717)
Large Cap Growth Fund	27,896		—	7,443,808	(346,616)
Multi Cap Growth Fund	7,583		—	5,897,339	(32,380,117)
Mid Cap Stock Fund	1,027,860		6,018,131	24,603,315	—
Mid Cap Growth Fund	890,761		6,893,866	11,665,358	—
Small Cap Stock Fund	2,902,332		5,100,052	18,777,147	—
Small Cap Growth Fund	14,053,000		1,641,028	12,244,296	—
International Equity Fund	4,204,935		6,829,172	55,236,600	(3,904,456)

*	Included in this amount is tax exempt income of $4,029, $13,156, $6,681 and $1,192 for New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund, respectively.

For federal income tax purposes, the following amounts apply as of October 31, 2007:

Fund	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short Duration Government Bond Fund	$181,848,700	$1,065,856	$1,416,516	$(350,660)
Short-Term Corporate Bond Fund	56,695,895	244,112	167,699	76,413
U.S. Government Bond Fund	170,544,158	2,922,523	1,713,615	1,208,908
New York Municipal Bond Fund	104,085,182	2,057,488	140,639	1,916,849
Pennsylvania Municipal Bond Fund	127,272,064	3,524,365	726,735	2,797,630
Maryland Municipal Bond Fund	134,520,311	3,362,699	1,286,439	2,076,260
Virginia Municipal Bond Fund	16,217,669	478,117	69,372	408,745
Intermediate-Term Bond Fund	194,005,864	1,381,744	1,201,042	180,702
Income Fund	132,454,958	1,244,842	1,144,073	100,769
Conservative Growth Fund	12,353,465	676,551	26,926	649,625
Moderate Growth Fund	57,461,476	7,083,983	185,528	6,898,455
Aggressive Growth Fund	29,286,935	5,681,767	32,588	5,649,179
Balanced Fund	28,706,393	2,881,304	1,154,128	1,727,176
Equity Income Fund	46,128,271	2,734,214	3,205,346	(471,132)
Large Cap Value Fund	148,992,766	36,733,537	8,428,957	28,304,580
Equity Index Fund	80,667,442	35,982,709	2,837,644	33,145,065

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October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

176	NOTES TO FINANCIAL STATEMENTS

Fund	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Large Cap Stock Fund	$119,631,477	$62,881,245	$1,508,128	$61,373,117
Large Cap Growth Fund	68,851,953	13,329,332	2,609,017	10,720,315
Multi Cap Growth Fund	30,352,654	7,204,021	1,100,575	6,103,446
Mid Cap Stock Fund	108,804,140	29,189,326	7,517,603	21,671,723
Mid Cap Growth Fund	47,947,763	17,595,721	1,212,396	16,383,325
Small Cap Stock Fund	79,959,466	20,763,883	5,829,321	14,934,562
Small Cap Growth Fund	203,432,367	26,375,395	3,449,244	22,926,151
International Equity Fund	212,276,886	73,687,591	3,495,569	70,192,022

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable in part to differing treatments for the tax deferral of losses on wash sales, open defaulted bonds, non-taxable dividends and REITs, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and on investments in passive foreign investment companies and discount accretion/premium amortization on debt securities.

At April 30, 2007, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to Expire in								Total Capital
									Loss
Fund Name	2008	2009	2010	2011	2012	2013	2014	2015	Carryforwards
Short Duration Government Bond Fund	$616,878	$306,358	$245,606	$47,343	$79,667	$209,434	$546,390	$129,435	$2,181,111
Short-Term Corporate Bond Fund	—	326,125	—	1,006,118	—	—	—	176,359	1,508,602
U.S. Government Bond Fund	4,506,397	—	1,446,091	—	595,734	640,541	385,099	1,129,658	8,703,520
New York Municipal Bond Fund	—	—	—	—	—	—	24,607	187,072	211,679
Pennsylvania Municipal Bond Fund	628,445	42,360	—	—	—	—	—	—	670,805
Intermediate-Term Bond Fund	—	—	—	—	—	1,264,039	2,052,558	2,414,583	5,731,180
Income Fund	—	—	—	—	—	—	—	1,462,619	1,462,619
Balanced Fund	—	—	33,980,748	7,270,639	—	—	—	—	41,251,387
Equity Index Fund	—	—	6,702,952	163,034	—	6,983,112	2,445,558	—	16,294,656
Large Cap Stock Fund	—	—	17,287,644	6,670,073	—	—	—	—	23,957,717
Large Cap Growth Fund	—	—	—	—	311,380	—	35,236	—	346,616
Multi Cap Growth Fund	—	—	32,161,483	218,634	—	—	—	—	32,380,117
International Equity Fund	—	476,352	—	3,428,104	—	—	—	—	3,904,456

The Funds used capital loss carryforwards as follows to offset taxable capital gains realized during the year ended April 30, 2007:

Fund	Capital Loss Carryforwards Used
Pennsylvania Municipal Bond Fund	$745,955
Balanced Fund	6,016,619
Equity Index Fund	2,215,791
Large Cap Stock Fund	8,773,838
Large Cap Growth Fund	2,109,374
Multi Cap Growth Fund	3,746,654
International Equity Fund	1,095,202

Additionally, capital loss carryforwards as follows expired during the year ended April 30, 2007:

Fund	Capital Loss Carryforwards Expired
Short Duration Government Bond Fund	$67,802
U.S. Government Bond Fund	1,280,058
Intermediate-Term Bond Fund	8,316,537

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SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

NOTES TO FINANCIAL STATEMENTS	177

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Post October losses deferred to May 1, 2007 are as follows:

Fund	Post October Losses
Short Duration Government Bond Fund	$214,476
Short-Term Corporate Bond Fund	513
U.S. Government Bond Fund	317,419
New York Municipal Bond Fund	55,153
Intermediate-Term Bond Fund	415,074
Income Fund	234,433

As a result of the tax-free transfer of assets from acquired funds, certain capital loss carryforwards listed previously may be limited.

5.	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee – MTB Investment Advisors, Inc. (the “Advisor”), receives for its services an annual investment advisor fee based on a percentage of each Fund’s average daily net assets (see below). The Advisor, except for Maryland Municipal Bond Fund’s Class A Shares and Virginia Municipal Bond Fund’s Class A Shares, may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

The Advisor, on behalf of the Maryland Municipal Bond Fund’s Class A Shares and the Virginia Municipal Bond Fund’s Class A Shares, has contractually agreed to waive all or a portion of its investment advisory fee (based upon average daily net assets) and other fees (including the distribution (12b-1) and shareholder services fees) which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Funds in order to limit the Funds’ Class A Shares total operating expenses to not more than 0.85% and 0.90%, respectively, of average daily net assets for the period commencing January 6, 2006 and continuing through April 30, 2008.

Fund Name	Annual Rate
Short Duration Government Bond Fund	0.60%
Short-Term Corporate Bond Fund	0.70%
U.S. Government Bond Fund	0.70%
New York Municipal Bond Fund	0.70%
Pennsylvania Municipal Bond Fund	0.70%
Maryland Municipal Bond Fund	0.70%
Virginia Municipal Bond Fund	0.70%
Intermediate-Term Bond Fund	0.70%
Income Fund	0.60%
Conservative Growth Fund	0.25%
Moderate Growth Fund	0.25%
Aggressive Growth Fund	0.25%
Balanced Fund	0.65%
Equity Income Fund	0.70%

Fund Name	Annual Rate
Large Cap Value Fund	0.70%
Equity Index Fund	0.20%
Large Cap Stock Fund	0.85%
Large Cap Growth Fund	0.85%
Multi Cap Growth Fund	0.70%
Mid Cap Stock Fund	0.85%
Mid Cap Growth Fund	0.85%
Small Cap Stock Fund	0.85%
Small Cap Growth Fund	0.85%
International Equity Fund	1.00%

Sub-Advisory Fee – Effective December 8, 2004, DePrince, Race & Zollo, Inc. (DRZ) is the sub-advisor of Equity Income Fund, and receives for its services an allocable portion of the advisory fee that the Advisor receives from Equity Income Fund. The allocation is based on the amount of the average daily net assets that DRZ manages for the Fund. DRZ’s fee is paid by the Advisor and not by the Fund. DRZ is paid by the Advisor as follows: 0.40% of the average daily net assets of Equity Income Fund.

Effective December 8, 2004, NWQ Investment Management Company LLC (NWQ) is the sub-advisor of Large Cap Value Fund and receives for its services an allocable portion of the advisory fee that the Advisor receives from Large Cap Value Fund. The allocation is based on the amount of the average daily net assets that NWQ manages for the Fund. NWQ’s fee is paid by the Advisor and not by the Fund. NWQ is paid by the Advisor as follows: 0.45% of the average daily net assets of Large Cap Value Fund.

Effective December 8, 2004, LSV Asset Management (LSV) is the sub-advisor of the value component of Mid Cap Stock Fund, and receives for its services an allocable portion of the advisory fee that the Advisor receives from Mid Cap Stock Fund. The allocation is based on the amount of the average daily net assets that LSV manages for the Fund. LSV’s fee is paid by the Advisor and not by the Fund. LSV is paid by the Advisor as follows: 0.50% on the first $100 million of average daily net assets; 0.40% on the next $100 million of average daily net assets; and 0.35% on average daily net assets over $200 million. Effective December 8, 2004, the Advisor assumed direct management responsibility for the growth component of Mid Cap Stock Fund.

LSV is the sub-advisor of the value component of Small Cap Stock Fund and receives for its services an allocable portion of the advisory fee the Advisor receives from Small Cap Stock Fund. The allocation is based on the amount of securities which LSV manages for the Fund. LSV is paid by the Advisor and not the Fund. LSV is paid by the Advisor as follows: 0.65% on the first $50 million of average daily net assets and 0.55% on average daily net assets over $50 million.

Effective December 8, 2004 LSV is the sub-advisor of the value portion of the MTB Mid Cap Stock Fund and has voluntarily implemented a waiver of a portion of the sub-advisory compensation it receives from the Advisor for managing the value component of the assets of both the MTB Small Cap Stock and Mid Cap Stock Fund. The fee waiver will be calculated based on the total sub-advisory fee LSV receives from the Advisor for managing these two funds and will reduce proportionately the sub-advisory fee for each fund based on assets under management.

(continued on next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

178	NOTES TO FINANCIAL STATEMENTS

Prior to November 1, 2006, Mazama Capital Management, Inc. (Mazama) was the sub-advisor of the growth component of Small Cap Stock Fund. For its services under the Sub-Advisory Agreement, Mazama received an allocable portion of the advisory fee that the Advisor received from Small Cap Stock Fund. The allocation was based on the amount of securities which Mazama managed for the Fund. The fee was paid by the Advisor out of the fees it received and was not a Fund expense. Mazama was paid by the Advisor as follows: 0.70% of average daily net assets.

Effective October 24, 2005, the Advisor delegated daily management of the value component of the International Equity Fund to LSV, as sub-advisor. For its services under the Sub-Advisory Agreement, LSV receives an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of average daily net assets that LSV manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. LSV is entitled to be paid at an annual rate of 0.49% on the value portion of the average daily net assets of the International Equity Fund.

Effective October 24, 2005, the Advisor delegated daily management of the core component of the International Equity Fund to a sub-advisor, SSgA Funds Management, Inc. (SSgA FM). For its services under the Sub-Advisory Agreement, SSgA FM receives an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that SSgA FM manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. SSgA FM is paid a fee on the core portion of the average daily net assets of the International Equity Fund it manages at the following annual rate: 0.40% on the first $50 million of average daily net assets; 0.32% on the next $90 million of average daily net assets; and 0.30% on average daily net assets over $140 million.

Effective October 24, 2005, the Advisor delegated daily management of the growth component of the International Equity Fund to a sub-advisor, Hansberger Global Investors, Inc. (HGI). For its services under the sub-advisory agreement, HGI receives an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that HGI manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. HGI is paid at an annual rate of 0.60% on the growth portion of the average daily net assets of the International Equity Fund.

Effective November 1, 2006, the Advisor delegated daily management of the growth component of the Small Cap Stock Fund to a sub-advisor, Copper Rock Capital Partners, LLC (Copper Rock). For its services under the sub-advisory agreement, Copper Rock receives an allocable portion of the advisory fee that the Advisor receives from the Small Cap Stock Fund. The allocation is based on the amount of the average daily net assets that Copper Rock manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. Copper Rock is paid a fee on the growth portion of the average daily net assets of the Small Cap Stock Fund at the following annual rate: 0.72% on the first $50 million of average daily net assets and 0.66% on average daily net assets over $50 million.

Effective November 1, 2006, the Advisor delegated daily management of the value component of the Balanced Fund to a sub-advisor, DRZ. For its services under the sub-advisory agreement, DRZ receives an allocable portion of the advisory fee that the Advisor receives from the Balanced Fund. The allocation is based on the amount of the average daily net assets that DRZ manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. DRZ is paid at an annual rate of 0.40% on the value portion of the average daily net assets of the Balanced Fund.

Administrative Fee – Federated Services Company (FServ) and M&T Securities, Inc. (M&T Securities) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services are provided for in accordance with the following fee schedules:

Fees payable to FServ:

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.04%	on the first $2 billion
0.03%	on the next $2 billion
0.02%	on the next $3 billion
0.0125%	on the next $3 billion
0.01%	on assets in excess of $10 billion

Fees payable to M&T Securities:

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.04%	on the first $5 billion
0.03%	on the next $2 billion
0.0175%	on the next $3 billion
0.015%	on assets in excess of $10 billion

FServ and M&T Securities may each voluntarily choose to waive any portion of its fee. FServ and M&T Securities can each modify or terminate its voluntary waiver at any time at its sole discretion.

Effective September 10, 2007, the Trust entered into a fund administration and accounting agreement and custody agreement with The Bank of New York. Fees for such services are based on assets and volume of transactions. Effective December 1, 2007, FServ no longer served as co-administrator to the Trust.

Distribution Services Fee – The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through Edgewood Securities, Inc. (Edgewood), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds for Class A Shares and up to 0.75% of the average daily net assets of the Funds for Class B Shares and Class C Shares, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. The Funds may waive or reduce the maximum amount of Distribution Services Fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including Edgewood) may waive or reduce any fees to which they are entitled. For the six months ended October 31, 2007, Edgewood did not retain any fees paid by the Funds.

Edgewood is a wholly-owned subsidiary of Federated Investors, Inc.

Effective November 16, 2007, ALPS Distributors, Inc. replaced Edgewood as principal distributor of the Funds.

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

NOTES TO FINANCIAL STATEMENTS	179

Sales Charges – Class B Shares and Class C Shares may be subject to a contingent deferred sales charge (CDSC). The redemption proceeds with respect to Class B Shares may be reduced by the CDSC and the CDSC decreases the longer Class B Shares are held. Class B Shares convert to Class A Shares (which pay lower ongoing expenses) eight years after purchase. This is a non-taxable event.

For the six months ended October 31, 2007, Edgewood retained the amounts listed in the chart below from sales charges received from the sale of Class A Shares. Edgewood did not retain CDSC relating to redemptions of Class A Shares and Class C Shares.

Fund	Sales Charges from Class A Shares
U.S. Government Bond Fund	$539
New York Municipal Bond Fund	10,833
Pennsylvania Municipal Bond Fund	197
Maryland Municipal Bond Fund	2,239
Virginia Municipal Bond Fund	14
Intermediate-Term Bond Fund	12
Income Fund	188
Managed Allocation Fund — Conservative Growth	243
Managed Allocation Fund — Moderate Growth	3,695
Managed Allocation Fund — Aggressive Growth	2,274
Balanced Fund	462
Equity Income Fund	621
Large Cap Value Fund	853
Equity Index Fund	245
Large Cap Stock Fund	385
Large Cap Growth Fund	101
Multi Cap Growth Fund	353
Mid Cap Stock Fund	1,499
Mid Cap Growth Fund	211
Small Cap Stock Fund	153
Small Cap Growth Fund	2,080
International Equity Fund	419

See “What Do Shares Cost?” in the Prospectus.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by FServ, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A Shares, Class B Shares, Class C Shares and Institutional I Shares to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T Securities has entered into a Shareholder Services Agreement with FServ under the Shareholder Services Plan and is entitled to receive up to 0.25% of the average daily net assets of each Fund’s Shares. The Funds may waive or reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T Securities) may waive or reduce any fees to which they are entitled. For the six months ended October 31, 2007, M&T Securities or an affiliate retained a portion of the fees paid by the Funds which are listed in the chart below. For the six months ended October 31, 2007, M&T Securities or an affiliate did not retain a portion of the fees paid by the Funds.

Fund	Shareholder Services Fee Retained
Short Duration Government Bond Fund	$74
U.S. Government Bond Fund	216
Short-Term Corporate Bond Fund	35
New York Municipal Bond Fund	1,498
Pennsylvania Municipal Bond Fund	789
Maryland Municipal Bond Fund	1,200
Intermediate-Term Bond Fund	101
Income Fund	709
Conservative Growth Fund	3,792
Moderate Growth Fund	43,576
Aggressive Growth Fund	7,865
Balanced Fund	3,598
Equity Income Fund	28,784
Large Cap Value Fund	81,140
Equity Index Fund	627
Large Cap Stock Fund	85,169
Large Cap Growth Fund	36,297
Multi Cap Growth Fund	7,231
Mid Cap Stock Fund	52,487
Mid Cap Growth Fund	30,569
Small Cap Stock Fund	46,728
Small Cap Growth Fund	59,260
International Equity Fund	133,204

General – Certain of the Officers of the Trust are Officers of the above companies that provide services to the Funds.

Other Affiliated Parties and Transactions – Affiliated holdings are mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. The Advisor has agreed to reimburse the Trust for certain investment advisory fees (except for Conservative Growth Fund, Moderate Growth Fund and Aggressive Growth Fund) as a result of transactions in other mutual funds. Transactions with affiliated companies during the six months ended October 31, 2007 are as follows:

Affiliated Fund Name	Balance of Shares Held 4/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2007	Value at 10/31/2007	Dividend Income
Pennsylvania Municipal Bond Fund:
Pennsylvania Municipal Cash Trust	496,840	24,967,368	25,464,208	—	—	$3,924

Maryland Municipal Bond Fund:
Maryland Municipal Cash Trust	68,436	1,036,786	1,105,222	—	—	5,197

Virginia Municipal Bond Fund:
Virginia Municipal Cash Trust	717,363	368,162	1,085,525	—	—	5,594

Conservative Growth Fund:
MTB Prime Money Market Fund	288,157	1,714,688	1,743,584	259,260	$259,260	13,434
MTB Short Duration Government Bond Fund	393,877	7,374	159,909	241,342	2,333,775	56,495

(continued on next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

180	NOTES TO FINANCIAL STATEMENTS

Affiliated Fund Name	Balance of Shares Held 4/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2007	Value at 10/31/2007	Dividend Income
MTB Short-Term Corporate Bond Fund	213,937	3,732	85,768	131,901	$1,297,904	$31,739
MTB U.S. Government Bond Fund	257,483	8,996	30,257	236,222	2,199,231	53,364
MTB Intermediate-Term Bond Fund	143,103	4,691	15,760	132,035	1,295,262	9,679
MTB Large Cap Value Fund	41,207	22,811	6,822	57,196	779,578	6,706
MTB Large Cap Stock Fund	119,059	2,594	44,240	77,413	782,648	—
MTB Large Cap Growth Fund	74,406	90,092	21,866	142,631	1,432,011	—
MTB Mid Cap Growth Fund	—	9,134	1,294	7,840	130,695	—
MTB Mid Cap Stock Fund	8,469	534	1,003	8,000	130,403	—
MTB Small Cap Growth Fund	—	7,060	1,217	5,844	130,434	—
MTB Small Cap Stock Fund	17,918	699	2,597	16,021	131,210	—
MTB International Equity Fund	101,519	65,821	28,955	138,385	2,100,679	—

Total	1,659,135	1,938,225	2,143,270	1,454,090	13,003,090	171,417

Moderate Growth Fund:
MTB Prime Money Market Fund	1,955,192	6,054,042	6,081,041	1,928,194	1,928,194	46,093
MTB Short Duration Government Bond Fund	689,562	31,069	58,348	662,283	6,404,280	161,276
MTB Short-Term Corporate Bond Fund	471,920	20,823	36,675	456,068	4,487,708	122,487
MTB U.S. Government Bond Fund	501,151	24,733	45,428	480,456	4,473,050	121,370
MTB Intermediate-Term Bond Fund	541,141	25,994	45,385	521,750	5,118,368	37,827
MTB Large Cap Value Fund	340,890	13,955	25,259	329,586	4,492,263	10,374
MTB Large Cap Stock Fund	1,336,673	—	317,024	1,019,649	10,308,653	—
MTB Large Cap Growth Fund	914,517	—	81,920	832,597	8,359,269	—
MTB Mid Cap Stock Fund	80,075	3,102	4,144	79,033	1,288,243	—
MTB Mid Cap Growth Fund	42,374	150	3,804	38,720	645,465	—
MTB Small Cap Stock Fund	169,409	4,508	15,667	158,250	1,296,067	—
MTB Small Cap Growth Fund	32,551	601	4,297	28,855	644,053	—
MTB International Equity Fund	959,792	158,798	136,091	982,498	14,914,319	—

Total	8,035,247	6,337,774	6,855,083	7,517,939	64,359,931	499,427

Aggressive Growth Fund:
MTB Prime Money Market Fund	342,347	1,841,272	1,830,030	353,589	353,589	9,849
MTB Short-Term Corporate Bond Fund	34,397	4,575	3,688	35,284	347,192	9,815
MTB U.S. Government Bond Fund	36,527	4,678	4,035	37,170	346,057	10,178
MTB Large Cap Value Fund	347,876	19,148	9,965	357,059	4,866,720	10,882
MTB Large Cap Stock Fund	861,463	10,049	215,713	655,799	6,630,124	—
MTB Large Cap Growth Fund	753,791	123,632	44,902	832,521	8,358,511	—
MTB Mid Cap Stock Fund	61,290	4,982	2,062	64,210	1,046,622	—
MTB Mid Cap Growth Fund	21,624	685	1,336	20,973	349,615	—
MTB Small Cap Stock Fund	129,666	9,082	10,185	128,563	1,052,931	—
MTB Small Cap Growth Fund	33,221	1,212	3,174	31,259	697,704	—
MTB International Equity Fund	710,119	74,625	67,547	717,197	10,887,050	—

Total	3,332,321	2,093,940	2,192,637	3,233,624	34,936,115	40,724

Balanced Fund:
MTB Prime Money Market Fund	682,658	6,592,472	6,270,919	1,004,211	1,004,211	30,315

Equity Income Fund:
MTB Prime Money Market Fund	864,977	5,860,455	6,725,432	—	—	13,195

Large Cap Value Fund:
MTB Prime Money Market Fund	4,043,773	21,533,525	16,942,368	8,634,931	8,634,931	106,654

Equity Index Fund:
MTB Prime Money Market Fund	—	2,382,591	2,247,147	135,444	135,444	26,381

Large Cap Stock Fund:
MTB Prime Money Market Fund	—	22,518,826	21,030,020	1,488,806	1,488,806	105,372

Large Cap Growth Fund:
MTB Prime Money Market Fund	1,774,884	10,974,217	11,252,525	1,496,576	1,496,576	28,159
MTB Money Market Fund	—	2,825,997	2,813,551	12,446	12,446	4,902

Total	1,774,884	33,493,043	32,282,545	1,509,022	1,509,022	133,531

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

NOTES TO FINANCIAL STATEMENTS	181

Affiliated Fund Name	Balance of Shares Held 4/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2007	Value at 10/31/2007	Dividend Income
Multi Cap Growth Fund:
MTB Prime Money Market Fund	1,035,584	11,821,797	12,448,105	409,276	$409,276	$70,149
MTB Money Market Fund	944	—	—	944	944	24

Total	1,036,528	11,821,797	12,448,105	410,220	410,220	70,173

Mid Cap Stock Fund:
MTB Prime Money Market Fund	2,351,073	352,236	1,864,463	838,846	838,846	51,596

Mid Cap Growth Fund:
MTB Prime Money Market Fund	1,600,734	10,884,463	11,487,361	997,836	997,836	29,681
MTB Money Market Fund	2	—	2	—	—	—

Total	1,600,736	10,884,463	11,487,363	997,836	997,836	29,681

Small Cap Stock Fund:
MTB Prime Money Market Fund	1,011,299	22,941,185	21,829,718	2,122,766	2,122,766	45,286

Small Cap Growth Fund:
MTB Prime Money Market Fund	6,805,891	120,939,871	119,561,335	8,184,427	8,184,427	99,025

International Equity Fund:
MTB Prime Money Market Fund	3,314,353	16,253,112	16,304,556	3,262,909	3,262,909	74,418

6.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations (and in-kind contributions), for the six months ended October 31, 2007, were as follows:

Fund Name	Purchases	Sales
Short Duration Government Bond Fund	$55,443,108	$27,466,060
Short-Term Corporate Bond Fund	32,803,649	35,476,818
U.S. Government Bond Fund	61,072,961	49,273,691
New York Municipal Bond Fund	51,176,335	48,521,405
Pennsylvania Municipal Bond Fund	9,796,095	16,591,215
Maryland Municipal Bond Fund	2,325,800	7,769,503
Virginia Municipal Bond Fund	494,546	1,029,113
Intermediate-Term Bond Fund	268,659,977	287,227,519
Income Fund	116,371,978	99,884,047
Conservative Growth Fund	2,675,573	4,011,371
Moderate Growth Fund	3,538,185	7,783,655
Aggressive Growth Fund	2,833,766	3,548,918
Balanced Fund	9,518,545	8,327,364
Equity Income Fund	16,370,517	18,645,453
Large Cap Value Fund	11,356,517	11,643,643
Equity Index Fund	14,398,349	16,184,562
Large Cap Stock Fund	14,033,312	65,955,989
Large Cap Growth Fund	41,163,367	18,388,448
Multi Cap Growth Fund	25,049,636	32,129,727
Mid Cap Stock Fund	30,452,409	29,274,344
Mid Cap Growth Fund	18,439,364	18,050,285
Small Cap Stock Fund	51,003,872	71,784,834
Small Cap Growth Fund	600,364,280	574,572,878
International Equity Fund	65,943,889	60,595,842

7.	CONCENTRATION OF CREDIT RISK

Since New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2007, 59.80% for New York Municipal Bond Fund, 67.7% for Pennsylvania Municipal Bond Fund, 28.70% for Maryland Municipal Bond Fund and 39.6% for Virginia Municipal Bond Fund of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 6.3% for New York Municipal Bond Fund, 5.6% for Pennsylvania Municipal Bond Fund, 7.7% for Maryland Municipal Bond Fund and 11.5% for Virginia Municipal Bond Fund of total investments.

International Equity Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

(continued on next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

182	NOTES TO FINANCIAL STATEMENTS

At October 31, 2007, the diversification of industries in International Equity Fund was as follows:

Industry	Percentage of Net Assets
Banks	15.3%
Oil & Gas	8.4%
Telecommunications	8.1%
Insurance	6.4%
Auto Manufacturers	4.8%
Mining	4.4%
Pharmaceuticals	4.1%
Electric Utilities	3.3%
Chemicals	2.9%
Food	2.9%
Iron/Steel	2.9%
Diversified Financial Services	2.7%
Retail	2.2%
Electrical Components & Equipment	1.7%
Engineering & Construction	1.6%
Holding Companies-Diversified	1.4%
Software	1.4%
Electronics	1.3%
Auto Parts & Equipment	1.2%
Distribution/Wholesale	1.2%
Semiconductors	1.1%
Airlines	1.0%
Apparel	1.0%
Building Materials	1.0%
Healthcare-Products	0.9%
Machinery-Diversified	0.9%
Transportation	0.9%
Beverages	0.8%
Hand/Machine Tools	0.8%
Media	0.8%
Miscellaneous Manufacturing	0.8%
Oil & Gas Services	0.8%
Commercial Services	0.7%
Home Furnishings	0.6%
Household Products/Wares	0.6%
Real Estate Management & Development	0.6%
Aerospace & Defense	0.5%
Agriculture	0.5%
Internet	0.5%
Computers	0.4%
Energy-Alternate Sources	0.4%

Industry	Percentage of Net Assets
Machinery-Construction & Mining	0.4%
Metal Fabricate/Hardware	0.4%
Advertising	0.3%
Office/Business Equipment	0.3%
Real Estate Investment Trusts	0.3%
Cosmetics/Personal Care	0.2%
Toys/Games/Hobbies	0.2%
Water Utilities	0.2%
Forest Products & Paper	0.1%
Gas	0.1%
Healthcare-Services	0.1%
Home Builders	0.1%
Investment Companies	0.1%
Leisure Time	0.1%
Textiles	0.1%
Biotechnology	0.0%
Coal	0.0%
Entertainment	0.0%
Lodging	0.0%
Total	96.8%

8.	LINE OF CREDIT

The Funds (except Conservative Growth Fund, Moderate Growth Fund, Aggressive Growth Fund and International Equity Fund) participate in a $10,000,000 unsecured, committed revolving line of credit (LOC) agreement with State Street Bank & Trust Company. The LOC is made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the six months ended October 31, 2007.

Effective October 17, 2007, the LOC was terminated.

9.	RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

NOTES TO FINANCIAL STATEMENTS	183

BOARD REVIEW OF ADVISORY CONTRACTS

The Funds’ Board reviewed the Funds’ investment advisory and sub-advisory contracts at meetings held in September 2007. The Board’s decision to approve or disapprove these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements and/or approve new arrangements. The Board was assisted in its deliberations by the advice of independent legal counsel.

The Board’s decision to continue the existing arrangements and/or approve new arrangements was based on its consideration of numerous factors, no single one of which was determinative. Such factors included the following: the nature, extent and quality of the services rendered to the Fund; the distinct investment objective and policies of the Fund; the history, organizational structure, financial condition and reputation of each advisor, and the qualification and background of each advisor’s personnel; the practices and policies of each advisor with respect to selecting brokers and executing trades; each advisor’s compliance program; relevant regulatory, compliance or litigation matters; each advisor’s business continuity program; the short- and long-term investment performance record of each advisor and the Fund both on a gross basis and net of expenses; the reasonableness of the fees to be paid to and the profits to be realized by each advisor (including any benefits to be received by such advisor or its affiliates in connection with soft dollar arrangements); whether the fees to be paid to the each advisor were competitive with the fees they charge other clients that are similarly managed; how competitive forces in the market impacted the ability to secure the services of advisors and negotiate fees; the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale; and other factors deemed relevant.

Because of the inherent differences between mutual funds and other types of clients (e.g., pension funds and other institutional accounts), the Board did not consider the latter fees and expenses to be particularly relevant in its evaluation. Instead, with respect to the Fund’s performance and expenses, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful and relevant, given the high degree of competition in the mutual fund business. The range of their fees and expenses appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Advisor and each sub-advisor is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Advisor’s and each sub-advisor’s investment management services were such as to warrant continuation of the advisory and sub-advisory contracts.

The Funds’ performance as compared to the median of the relevant peer group for the periods ended June 30, 2007 were as follows:

MTB Fund	Above or Below the Median 1 Year Ended 6/30/07	Above or Below the Median 3 Year Ended 6/30/07
Short Duration Government Bond Fund	Above the Median	Above the Median
Short-Term Corporate Bond Fund	Above the Median	Above the Median
U.S. Government Bond Fund	Above the Median	Above the Median
New York Municipal Bond Fund	Above the Median	Above the Median
Pennsylvania Municipal Bond Fund	Below the Median	Above the Median
Maryland Municipal Bond Fund	Above the Median	Above the Median
Virginia Municipal Bond Fund	Below the Median	Below the Median
Intermediate-Term Bond Fund	Above the Median	Above the Median
Income Fund	Above the Median	Below the Median
Conservative Growth	Below the Median	Below the Median
Moderate Growth	Below the Median	Below the Median
Aggressive Growth	Above the Median	Below the Median
Balanced Fund	Above the Median	Below the Median
Equity Income Fund	Above the Median	Above the Median
Large Cap Value Fund	Above the Median	Above the Median
Equity Index Fund	Above the Median	Above the Median
Large Cap Stock Fund	Above the Median	Below the Median
Large Cap Growth Fund	Above the Median	Below the Median
Multi Cap Growth Fund	Above the Median	Below the Median
Mid Cap Stock Fund	Below the Median	Below the Median
Mid Cap Growth Fund	Below the Median	Above the Median
Small Cap Stock Fund	Above the Median	Below the Median
Small Cap Growth Fund	Above the Median	Above the Median
International Equity Fund	Above the Median	Below the Median

For each Fund’s performance which fell below the median of the relevant peer group for the periods shown in the above table as of June 30, 2007, the Board discussed the Fund’s performance with the Advisor and recognized the efforts being undertaken by the Advisor. The Board will continue to monitor these efforts and the performance of the Fund.

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The Board also received financial information about the Advisor, including reports on the compensation and benefits the Advisor derived from its relationships with the Funds. These reports covered not only the fees under the advisory contract, but also fees received by the Advisor and its affiliates for providing other services to the Funds under separate contracts (e.g., for serving as the Funds’ co-administrator). The reports also discussed any indirect benefit the Advisor may derive from its receipt of research services from brokers who execute Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, the Advisor and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate. The Board also received financial information about each sub-advisor, as well as reports that discussed any indirect benefit such sub-advisors may derive from its receipt of research services from brokers who execute Fund trades.

The Advisor and each sub-advisor furnished reports that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis. The allocation reports were considered in the analysis by the Board but were determined to be of limited use because of the inherent difficulties in allocating costs and the lack of industry consensus or guidance on how to allocate those costs.

The Board also reviewed profitability information for the Advisor and each sub-advisor, noting the limited availability of comparative information, and concluded that the Advisor’s and each sub-advisor’s profit margins did not appear to be excessive.

The Advisor also provided information regarding the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Advisor has made significant additional investments in the portfolio management efforts supporting all of the Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Advisor did not recommend, and the Board did not request, institution of breakpoints in pricing the Fund’s advisory services at this time.

The Funds’ investment advisory fee after waivers and expense reimbursements, if any, as compared to the median of the relevant peer group during the year ended June 30, 2007, were as follows:

MTB Fund	Above or Below the Median
Short Duration Government Bond Fund	Above the Median
Short-Term Corporate Bond Fund	Above the Median
U.S. Government Bond Fund	Above the Median
New York Municipal Bond Fund	Above the Median
Pennsylvania Municipal Bond Fund	Above the Median
Maryland Municipal Bond Fund	Above the Median
Virginia Municipal Bond Fund	Below the Median
Intermediate-Term Bond Fund	Above the Median
Income Fund	Above the Median
Conservative Growth	Above the Median
Moderate Growth	Above the Median
Aggressive Growth	Above the Median
Balanced Fund	Below the Median
Equity Income Fund	Below the Median
Large Cap Value Fund	Above the Median
Equity Index Fund	Below the Median
Large Cap Stock Fund	Above the Median
Large Cap Growth Fund	Above the Median
Multi Cap Growth Fund	Below the Median
Mid Cap Stock Fund	Above the Median
Mid Cap Growth Fund	Above the Median
Small Cap Stock Fund	Above the Median
Small Cap Growth Fund	Above the Median
International Equity Fund	Above the Median

For each Fund’s investment advisory fee after waivers and expense reimbursements which fell above the median of the relevant peer group during the year ended June 30, 2007, the Board reviewed the fees and other expenses of the Fund with the Advisor and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

With respect to the proposal to approve a new sub-advisory arrangement for the MTB Large Cap Value Fund, the Board’s decision was based on the same factors that applied to the renewal of advisory contracts, as well as the fact that the Advisor remains the party primarily responsible for the performance of the Fund, through its selection and retention (subject to approval of the Board) and continued supervision of each

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

185

sub-advisor after extensive research of numerous candidate firms. The Board also relied upon the fact that the new contract was necessitated solely by reason of a change in control of the sub-advisor’s corporate parent, is on the same terms and conditions as the previous arrangement, will not result in any increase in the advisory fees and expenses payable by the Funds, and does not impose an “unfair burden” on the Funds. The Board also considered the reasonableness of the fees that would be retrained by the Advisor, before and after voluntary waivers.

The Board based its decision to approve the advisory and sub-advisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contracts reflects its determination that the Advisor’s and each sub-advisor’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

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Shares of the MTB Group of Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through MTB Funds’ website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link to Form N-PX. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

187

Investment Advisor

MTB Investment Advisors, Inc.

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Co-Administrator

M&T Securities, Inc.

One M&T Plaza

Buffalo, NY 14203

Co-Administrator, Accountant & Custodian

The Bank of New York

101 Barclay Street

New York, NY 10286

Sub-Advisors to

MTB International Equity Fund

LSV Asset Management

1 North Wacker Drive

Suite 4000

Chicago, IL 60606

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111-2900

Hansberger Global Investors, Inc.

401 East Las Olas Blvd.

Suite 1700

Fort Lauderdale, FL 33301

Sub-Advisors to

MTB Small Cap Stock Fund

LSV Asset Management

1 North Wacker Drive

Suite 4000

Chicago, IL 60606

Copper Rock Capital Partners

200 Clarendon Street

52nd Floor

Boston, MA 02116

Sub-Advisor to

MTB Mid Cap Stock Fund

LSV Asset Management

1 North Wacker Drive

Suite 4000

Chicago, IL 60606

Sub-Advisor to

MTB Equity Income Fund

and MTB Balanced Fund

DePrince, Race & Zollo, Inc.

201 South Orange Avenue

Suite 850

Orlando, FL 32801

Sub-Advisor to

MTB Large Cap Value Fund

NWQ Investment Management Company LLC

2049 Century Park East

Los Angeles, CA 90067

Independent Registered Public

Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

We are pleased to send you this Semi-Annual Report of MTB Group of Funds. The Semi-Annual Report contains important information about your investments in MTB Group of Funds. Since we are required by law to send a Semi-Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Semi-Annual Report.

1-800-836-2211  /  mtbfunds.com

MTB FUNDS

100 EAST PRATT STREET, 15th FLOOR

BALTIMORE, MD 21202

MTB-SAR-010-1207

Managed by MTB Investment Advisors, Inc.

SEMI-ANNUAL REPORT: October 31, 2007

MTB Fund U.S. Treasury Money Market Fund U.S. Government Money Market Fund	Tax-Free Money Market Fund Money Market Fund	Prime Money Market Fund New York Tax-Free Money Market Fund Pennsylvania Tax-Free Money Market Fund

[This Page Intentionally Left Blank]

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees, and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 to October 31, 2007.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2007	Ending Account Value 10/31/07	Expenses Paid During Period[1]
U.S. TREASURY MONEY MARKET FUND
Actual
Class A Shares	$1,000	$1,021.00	$3.81
Class S Shares	$1,000	$1,019.70	$5.08
Institutional I Shares	$1,000	$1,022.30	$2.54
Institutional II Shares	$1,000	$1,021.50	$3.30
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,021.37	$3.81
Class S Shares	$1,000	$1,020.11	$5.08
Institutional I Shares	$1,000	$1,022.62	$2.54
Institutional II Shares	$1,000	$1,021.87	$3.30
U.S. GOVERNMENT MONEY MARKET FUND
Actual
Class A Shares	$1,000	$1,022.70	$3.61
Institutional I Shares	$1,000	$1,024.00	$2.29
Institutional II Shares	$1,000	$1,023.50	$2.80
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,021.57	$3.61
Institutional I Shares	$1,000	$1,022.87	$2.29
Institutional II Shares	$1,000	$1,022.37	$2.80
TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$1,000	$1,014.80	$4.05
Institutional I Shares	$1,000	$1,016.70	$2.03
Institutional II Shares	$1,000	$1,016.10	$2.79
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,021.11	$4.06
Institutional I Shares	$1,000	$1,023.13	$2.03
Institutional II Shares	$1,000	$1,022.37	$2.80

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

1

	Beginning Account Value 5/1/2007	Ending Account Value 10/31/07	Expenses Paid During Period[1]
MONEY MARKET FUND
Actual
Class A Shares	$1,000	$1,023.60	$3.46
Class A2 Shares	$1,000	$1,024.70	$2.44
Class B Shares	$1,000	$1,019.80	$7.26
Class S Shares	$1,000	$1,022.30	$4.73
Institutional I Shares	$1,000	$1,024.90	$2.19
Institutional II Shares	$1,000	$1,024.40	$2.70
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,021.72	$3.46
Class A2 Shares	$1,000	$1,022.72	$2.44
Class B Shares	$1,000	$1,017.95	$7.25
Class S Shares	$1,000	$1,020.46	$4.72
Institutional I Shares	$1,000	$1,022.97	$2.19
Institutional II Shares	$1,000	$1,022.47	$2.69
PRIME MONEY MARKET FUND
Actual
Corporate Shares	$1,000	$1,025.10	$1.93
Hypothetical (assuming a 5% return before expense)
Corporate Shares	$1,000	$1,023.23	$1.93
NEW YORK TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$1,000	$1,014.70	$3.75
Institutional I Shares	$1,000	$1,015.90	$2.53
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,021.42	$3.76
Institutional I Shares	$1,000	$1,022.62	$2.54
PENNSYLVANIA TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$1,000	$1,014.80	$3.85
Institutional I Shares	$1,000	$1,015.90	$2.84
Institutional II Shares	$1,000	$1,015.40	$3.34
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000	$1,021.32	$3.86
Institutional I Shares	$1,000	$1,022.32	$2.85
Institutional II Shares	$1,000	$1,021.82	$3.35

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

U.S. TREASURY MONEY MARKET FUND
Class A Shares	0.75%
Class S Shares	1.00%
Institutional I Shares	0.50%
Institutional II Shares	0.65%

U.S. GOVERNMENT MONEY MARKET FUND
Class A Shares	0.71%
Institutional I Shares	0.45%
Institutional II Shares	0.55%

TAX-FREE MONEY MARKET FUND
Class A Shares	0.80%
Institutional I Shares	0.40%
Institutional II Shares	0.55%

MONEY MARKET FUND
Class A Shares	0.68%
Class A2 Shares	0.48%
Class B Shares	1.43%
Class S Shares	0.93%
Institutional I Shares	0.43%
Institutional II Shares	0.53%

PRIME MONEY MARKET FUND
Corporate Shares	0.38%

NEW YORK TAX-FREE MONEY MARKET FUND
Class A Shares	0.74%
Institutional I Shares	0.50%

PENNSYLVANIA TAX-FREE MONEY MARKET FUND
Class A Shares	0.76%
Institutional I Shares	0.56%
Institutional II Shares	0.66%

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

2

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Treasury Money Market Fund

At October 31, 2007, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
U.S. Government Agencies & Obligations	45.6%
Cash Equivalents[1]	54.5%
Other Assets Less Liabilities — Net[2]	(0.1)%
TOTAL	100%

(1)	Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 45.6%

U.S. TREASURY BILLS – 25.3%
3.85%, 2/07/08	$25,000,000	$24,741,389
4.73%, 1/10/08	25,000,000	24,770,313
4.76%, 11/15/07	50,000,000	49,908,805
4.77%, 12/20/07	50,000,000	49,675,375
3.72-4.78%, 1/03/08	50,000,000	49,628,125
4.77-4.88%, 11/23/07	50,000,000	49,854,708

		$248,578,715

U.S. TREASURY NOTES – 20.3%
3.38%, 2/15/08	50,000,000	49,880,382
4.13%, 8/15/08	50,000,000	49,984,705
4.38%, 1/31/08	50,000,000	49,919,096
4.63%, 3/31/08	50,000,000	50,092,743

		$199,876,926

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (COST $448,455,641)		$448,455,641

REPURCHASE AGREEMENTS – 54.5%
Interest in $45,000,000 repurchase agreement 4.45%, dated 10/31/07 under which Goldman Sachs & Co. will repurchase a U.S. Treasury security maturing on 8/15/17 for $45,005,563 on 11/1/07. The market value of the underlying security at the end of the period was $45,889,451.	45,000,000	45,000,000

Description	Principal Amount	Value
Interest in $235,000,000 repurchase agreement 4.50%, dated 10/31/07 under which J.P. Morgan Chase Securities will repurchase U.S. Treasury security with various maturities to 1/15/14 for $235,029,375 on 11/1/07. The market value of the underlying security at the end of the period was $239,674,379.	$235,000,000	$235,000,000
Interest in $45,000,000 repurchase agreement 4.45%, dated 10/31/07 under which Lehman Brothers. will repurchase a U.S. Treasury security maturing on 1/15/14 for $45,005,563 on 11/1/07. The market value of the underlying security at the end of the period was $45,908,719.	45,000,000	45,000,000
Interest in $212,162,000 repurchase agreement 4.52%, dated 10/31/07 under which Morgan Stanley & Co. will repurchase U.S. Treasury security with various maturities to 2/15/36 for $212,188,638 on 11/1/07. The market value of the underlying security at the end of the period was $212,283,898.	212,162,000	212,162,000

TOTAL REPURCHASE AGREEMENTS (COST $537,162,000)		$537,162,000

TOTAL INVESTMENTS – 100.1% (COST $985,617,641)		$985,617,641

OTHER ASSETS LESS LIABILITIES – NET – (0.1%)		$(1,353,072)

TOTAL NET ASSETS – 100.0%		$984,264,569

See Notes to Portfolios of Investments.

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

3

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Government Money Market Fund

At October 31, 2007, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
U.S. Government Agency Securities	83.8%
Cash Equivalents[1]	16.4%
Other Assets Less Liabilities — Net[2]	(0.2)%
TOTAL	100%

(1)	Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 83.8%

FEDERAL HOME LOAN BANK – 5.3%
5.24%, 2/11/09	$150,000,000	$150,000,000

FEDERAL FARM CREDIT BANK – 15.4%
4.50%, 12/03/07	93,000,000	92,628,000
4.72%, 3/26/08	50,000,000	49,996,528
4.99%, 3/02/09	50,000,000	49,995,180
4.96%, 5/15/09	150,000,000	149,977,483
4.99%, 6/01/09	98,000,000	97,962,498

		$440,559,689

FEDERAL HOME LOAN BANK – 17.5%
4.52%, 11/02/07	250,000,000	249,968,612
4.40%, 11/23/07	100,000,000	99,731,111
5.36%, 8/21/08	150,000,000	150,099,924

		$499,799,647

Description	Principal Amount	Value

FEDERAL HOME LOAN MORTGAGE CORP. – 23.0%
5.00%, 11/13/07	$60,904,000	$60,802,392
5.00%, 12/26/07	100,000,000	99,236,111
4.88%, 2/25/08	150,000,000	147,641,333
4.71%, 3/26/08	350,000,000	349,941,095

		$657,620,931

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 22.6%
5.12%, 12/05/07	105,514,000	105,003,781
4.64%, 1/04/08	100,000,000	99,175,111
5.00%, 1/14/08	100,000,000	98,972,222
4.54%, 2/15/08	150,000,000	147,994,833
5.00%, 6/27/08	100,000,000	96,680,556
4.36%, 10/01/08	100,000,000	95,942,778

		$643,769,281

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST $2,391,749,548)		$2,391,749,548

(MTB U.S. Government Money Market Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

4

MTB U.S. Government Money Market Fund (concluded)

Description	Principal Amount	Value

REPURCHASE AGREEMENTS – 16.4%
Interest in $240,000,000 repurchase agreement 4.50%, dated 10/31/07 under which JP Morgan Chase Securities, Inc. will repurchase U.S. Treasury Securities with various maturities to 1/31/12 for $240,030,000 on 11/1/07. The market value of the underlying securities at the end of the period was $244,855,949.	$240,000,000	$240,000,000
Interest in $228,853,000 repurchase agreement 4.75%, dated 10/31/07 under which Morgan Stanley will repurchase U.S. Treasury Securities with various maturities to 11/25/26 for $228,883,196 on 11/1/07. The market value of the underlying securities at the end of the period was $234,024,356.	228,853,000	$228,853,000

TOTAL REPURCHASE AGREEMENTS (COST $468,853,000)		$468,853,000

TOTAL INVESTMENTS – 100.2% (COST $2,860,602,548)		$2,860,602,548

OTHER ASSETS LESS LIABILITIES – (0.2%)		$(6,723,676)

TOTAL NET ASSETS – 100.0%		$2,853,878,872

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	5

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Tax-Free Money Market Fund

At October 31, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
Development	21.5%
General Obligation	20.2%
Pollution	14.1%
Higher Education	11.6%
Utilities	10.1%
Medical	6.1%
General	5.9%
School District	4.7%
Airport	3.4%
Transportation	2.8%
Multifamily Housing	2.2%
Education	1.3%
Power	0.9%
Water	0.9%
Other Assets Less Liabilities — Net[2]	(5.7)%
TOTAL	100%

(1)	Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Description	Principal Amount	Value

COMMERCIAL PAPER – 8.3%
Delaware County, PA, CP (Wachovia - LOC) 3.53%, 11/02/07	$1,200,000	$1,200,000
Montgomery County, PA IDA, CP, (BNP Paribas LOC) Mandatory Tender, 3.68%, 12/03/07	4,460,000	4,460,000
New York State Power Authority, 3.40%, 11/02/07	4,000,000	4,000,000

TOTAL COMMERCIAL PAPER (COST $9,660,000)		$9,660,000

SHORT-TERM MUNICIPALS – 97.4%

ALABAMA – 1.1%
Mobile, AL IDB, (Series B) Weekly VRDNs Dock & Wharf Revenue (Holnam Inc.)/(Wachovia Bank N.A. LOC) 3.25%, 11/01/07	1,300,000	1,300,000

CALIFORNIA – 2.1%
California State, RANs 4.00%, 12/03/07	2,500,000	2,510,225

COLORADO – 1.3%
Colorado Springs, CO Utility System, Lien – (Series A), Weekly VRDNs (Dexia Credit Local LIQ) 5.20%, 11/01/07	1,500,000	1,500,000

Description	Principal Amount	Value

CONNECTICUT – 3.9%
Milford Connecticut, GO, BANs, 4.00%, 5/02/08	$4,520,000	$4,534,419

FLORIDA – 1.0%
Dade County FL Water & Sewer System, Weekly VRDNs (FGIC INS)/(Commerzbank AG, Frankfurt LIQ) 3.24%, 4/02/08	1,195,000	1,195,000

GEORGIA – 1.4%
Dekalb County, GA MFH, Winterscreek Apartments Weekly VRDNs (FNMA COL) 3.25%, 11/15/07	1,600,000	1,600,000

INDIANA – 5.2%
Elkhart County, IN, Weekly VRDNs (Hubbard Hills Estates Inc.)/(Fifth Third Bank INV) 3.47%, 11/01/07	1,830,000	1,830,000
Hammond, IN, Pollution Control Revenue Bonds Daily VRDNs (Amoco Oil Co.)/(Obligated Group), 3.58%, 11/01/07	1,220,000	1,220,000
MT Vernon, IN, Pollution Control Revenue Bonds Daily VRDNs (General Electric Co.), 3.60%, 11/01/07	3,000,000	3,000,000

TOTAL INDIANA		$6,050,000

(MTB Tax-Free Money Market Fund continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

6

MTB Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value

KENTUCKY – 3.4%
Louisville & Jefferson County, KY Regional Airport Authority Revenue Bonds (Series C), Daily VRDNs (United Parcel Service, Inc.), 3.60%, 11/01/07	$4,000,000	$4,000,000

MARYLAND – 0.8%
Maryland State Health & Higher Educational Facilities Authority (Series D0), Weekly VRDNS (Bank of America N.A. LIQ) 3.40%, 11/01/07	987,000	987,000

MICHIGAN – 0.8%
Detroit Michigan Water Supply System (Series C), Weekly VRDNs Second Lien Bonds, (FGIC INS) 3.23%, 11/01/07	995,000	995,000

MONTANA – 0.9%
Montana State Health Facilities Authority, Revenue Bonds (Series A), Weekly VRDNs, (FGIC INS) 3.49%, 11/01/07	1,000,000	1,000,000

NEVADA – 1.0%
Clark County, NV, Airport Revenue, (Series A), Weekly VRDNS (Dexia Credit LOC)/(JP Morgan Chase Bank), 3.25%, 1/01/08	1,200,000	1,200,000

NEW JERSEY – 2.6%
East Windsor Township, NJ, GO, BANs 4.00%, 11/30/07	3,037,248	3,037,553

NEW YORK – 12.0%
Dutchess County, NY IDA, Weekly VRDNs (Trinity-Pawling School Corp.)/(PNC Bank, N.A. LOC), 3.43%, 11/01/07	1,500,000	1,500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue (Series F-1) Daily VRDNs (Dexia Credit LOC), 3.49%, 11/15/07	2,400,000	2,400,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, (Series F-2) Weekly VRDNs (JP Morgan Chase Bank), 3.24%, 11/15/07	1,100,000	1,100,000
New York City, NY, Housing Development Corp. MFH (Series A) (East 170th Street Association LP)/ (Citibank NA, New York LOC) 3.33%, 11/01/07	1,000,000	1,000,000
New York City, NY, (Series B-Subseries B4) Daily VRDNs GO (MBIA Insurance Corp. INS.) 3.47%, 11/01/07	2,000,000	2,000,000
Sweet Home Central School District, NY, Amherst & Tonawanda TANs, (ST Aid Withholding), 4.00%, 11/05/07	3,000,000	3,000,105
Syracuse, NY, (Series A) RANs, (ST Aid Withholding), 4.50%, 6/30/08	2,000,000	2,009,647
Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series C) 3.20%, 1/01/08	1,000,000	1,000,000

TOTAL NEW YORK		$14,009,752

NORTH CAROLINA – 1.4%
Durham County NC Floater VRDNs (Wachovia SPA), 3.23%, 11/07/07	1,600,000	1,600,000

Description	Principal Amount	Value

OREGON – 1.4%
Port Portland, OR, Special Obligation Revenue VRDNs (Bank of America LOC), 3.66%, 11/01/07	$1,600,000	$1,600,000

PENNSYLVANIA – 45.6%
Allegheny County, PA Higher Education Building Authority, Daily VRDNs (Carnegie Mellon University)/ (Landesbank Hessen-Thueringer (GTD) SA), 3.57%, 11/01/07	2,750,000	2,750,000
Allentown, County, PA IDA, Weekly VRDNs (Western PA Humane Society)/(National City Bank, Pennsylvania LOC), 3.56%, 1/02/08	1,475,000	1,475,000
Allegheny County, PA Airport Revenue (Series B) (Pittsburgh International Airport)/(MBIA Insurance Corp. INS.) 5.00%, 12/03/07	4,000,000	4,048,800
Allegheny County Sanitation Authority, Revenue Bonds, (MBIA Insurance Corp. INS.)/(PRF 12/1/07@102), 6.00%, 12/03/07	2,500,000	2,554,698
Allentown, PA, Commercial and IDA, Daily VRDNs (Diocese of Allentown)/(Wachovia LOC), 3.57%, 11/01/07	2,455,000	2,455,000
Beaver County, PA IDA, Refunding Revenue Bond Weekly VRDNs (Atlantic Richfield-GTD) 3.22%, 11/01/07	1,600,000	1,600,000
Chester County, PA IDA, Refunding Revenue Bond Weekly VRDNs (Archdiocese of Philadelphia)/(Wachovia LOC), 3.57%, 11/01/07	3,850,000	3,850,000
Delaware County, PA IDA, Solid Waste Revenue (Series D) Weekly VRDNs (Scott Paper Co.)/ 3.60%, 11/01/07	1,005,000	1,005,000
Delaware Valley, PA Regional Finance Authority (Series C) Weekly VRDNS, (Kimberly Clark (GTD)), 3.24%, 11/01/07	1,200,000	1,200,000
Emmaus, PA IDA General Authority (Series A) Weekly VRDNs (FSA INS)/(Wachovia SPA), 3.46%, 11/01/07	1,100,000	1,100,000
Indiana County, PA IDA, Revenue Bonds (Series A) Daily VRDNs (Exelon Generation Co LLC)/(BNP Paribas LOC) 3.66%, 11/01/07	4,200,000	4,200,000
Northampton County, PA IDA, Weekly VRDNs (Presbyterian Homes Inc.)/(First Management-Kirkland) (Fleet National Bank LOC)/(Bank of America LOC), 3.43%, 11/01/07	1,055,000	1,055,000
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Weekly VRDNs (DODGE Realty Partners LP)/(PNC Bank N.A. LOC), 3.52%, 11/01/07	2,500,000	2,500,000
Pennsylvania State University (Series A) Weekly VRDNs (Pennsylvania State University)/(JP Morgan Chase Bank N.A. SPA) 3.43%, 11/01/07	1,600,000	1,600,000
Pennsylvania State Higher Education Facilities Authority, (Series I-4) Weekly VRDNs (Messiah College)/(JP Morgan Chase Bank N.A. LOC) 3.46%, 11/01/07	1,575,000	1,575,000
Pennsylvania State Higher Education Facilities Authority, (Series B) Weekly VRDNs (Drexel University)/(Heleba LOC), 3.43%, 11/01/07	2,785,000	2,785,000

(MTB Tax-Free Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

PORTFOLIOS OF INVESTMENTS	7

MTB Tax-Free Money Market Fund (concluded)

Description	Principal Amount	Value

Philadelphia, PA IDA Revenue Bonds, Daily VRDNs (Newcourtland Elder Services)/(PNC Bank N.A.) 3.57%, 11/01/07	$5,000,000	$5,000,000
Philadelphia, PA Hospital & Higher Education Facilities Authority, Weekly VRDNs (Philadelphia Protestant Home)/ (Fleet National Bank), 3.43%, 11/01/07	980,000	980,000
Philadelphia, PA Gas Works Revenue Bond, (Series B) 5.00%, Pre-refunded to 7/01/08	1,000,000	1,009,386
Philadelphia, PA School District GO (Series A), TRANs, (Bank of America N.A.), 4.50%, 12/03/07	2,500,000	2,512,318
Philadelphia, PA, GO (Series A), TRANs, 4.50%, 6/27/08	1,000,000	1,005,323
Philadelphia, PA Water & Wastewater Revenue, (Series B) Weekly VRDNs (AMBAC INS)/(KBC SPA) 3.24%, 11/07/07	1,500,000	1,500,000
Somerset County, PA Hospital Authority, (Series A) (Somerset Community hospital)/(PNC Bank N.A.) 3.75%, 4/01/08	2,000,000	2,000,000
University of Pittsburg, (Series A) Weekly VRDNs (GO of University)/(DEPFA Bank PLC) 3.30%, 11/01/07	2,200,000	2,200,000
3.30%, 11/01/07	1,315,000	1,315,000

TOTAL PENNSYLVANIA		$53,275,525

SOUTH CAROLINA – 1.1%
Berkeley County, SC PCA Revenue Bonds, Daily VRDNs (Amoco Chemical CO) 3.58%, 11/01/07	1,250,000	1,250,000

Description	Principal Amount	Value

TEXAS – 2.7%
Bell County TX, Health Facilities Development Corporation, Revenue Bonds (Series B-2) Daily VRDNs (Scott & White Mem Hospital)/(MBIA INS)/(Chase Bank of Texas N.A. SPA), 3.58%, 11/01/07	$2,100,000	$2,100,000
Port Arthur TX, Jefferson County, Daily VRDNs (Texaco Inc), 3.57%, 11/01/07	1,000,000	1,000,000

TOTAL TEXAS		$3,100,000

UTAH – 1.5%
Emery County, UT, PCR Weekly VRDNs (Pacificorp)/(BNP Paribus LOC), 3.28%, 11/01/07	1,800,000	1,800,000

WISCONSIN – 2.6%
Red Cedar, WI, Revenue Bonds Weekly VRDNs, Fairmount Minerals LTD, (Wisconsin Industrial Sand)/(National City Bank LOC), 3.56%, 11/01/07	3,000,000	3,000,000

WYOMING – 3.6%
Sublette County, WY, PCR Daily VRDNs (Exxon Mobil Corp.), 3.52%, 11/01/07	4,200,000	4,200,000

TOTAL SHORT-TERM MUNICIPALS (COST $113,744,474)		$113,744,474

TOTAL INVESTMENTS – 105.7% (COST $123,404,474)		$123,404,474

OTHER ASSETS LESS LIABILITIES – NET – (5.7)%		$(6,686,061)

TOTAL NET ASSETS – 100.0%		$116,718,413

See Notes to Portfolios of Investments

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

8	PORTFOLIOS OF INVESTMENTS

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Money Market Fund

At October 31, 2007, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Commercial Paper	78.6%
Bonds	7.2%
U.S. Government & Agency	5.2%
Cash Equivalents[1]	9.3%
Other Assets Less Liabilities — Net[2]	(0.3)%
TOTAL	100%

(1)	Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

2COMMERCIAL PAPER – 78.6%

ASSET BACKED SECURITIES – 22.8%
Apreco, Inc. 5.87%, 11/29/07	$60,000,000	$59,726,067
CAFCO LLC 4.73%, 12/10/07	50,000,000	49,743,792
Ciesco LLC 5.05%, 1/24/08	70,000,000	69,175,167
[4,5]CRC Funding 6.16%, 11/01/07	88,000,000	87,999,999
Falcon Asset Securitization Co., LLC 4.84%, 11/23/07	115,000,000	114,659,855
FCAR Owner Trust Series II 5.03%, 1/25/08	87,000,000	85,966,754
Sigma Finance, Inc. 5.17%, 12/12/07	86,500,000	85,990,191

TOTAL ASSET BACKED SECURITIES		$553,261,825

AUTOMOBILES – 5.8%
American Honda Finance Corp. 4.67%, 12/04/07	42,500,000	42,318,065
Toyota Motor Credit Corp. 5.02%, 1/25/08	100,000,000	100,000,000

TOTAL AUTOMOBILES		$142,318,065

COMMERCIAL BANKS – 3.8%
Societe Generale North America, Inc. 5.17%, 11/05/07	92,000,000	91,947,151

FINANCIAL SERVICES – 25.2%
American Express Corp. 5.18%, 12/12/07	95,000,000	94,439,553
Bank of America Corp. 4.87%, 11/26/07	93,250,000	93,266,704
CIT Group, Inc. 5.50%, 1/14/08	100,000,000	98,869,444
Citigroup Funding, Inc. 5.40%, 12/06/07	110,000,000	109,422,500
Dexia Delaware, LLC 5.00%, 1/08/08	100,000,000	99,055,556
HSBC Finance Corp. 4.78%, 2/27/08	118,000,000	116,151,201

TOTAL FINANCIAL SERVICES		$611,204,958

Description	Principal Amount	Value

FOOD & BEVERAGE – 3.5%
Nestle Capital Corp. 4.51%, 5/15/08	$86,500,000	$84,376,041

INSURANCE – 13.9%
AIG Funding 5.18%, 2/11/08	110,000,000	108,385,567
American General Finance Corp. 5.20%, 9/17/07	50,000,000	49,890,417
5.05%, 3/19/08	65,000,000	63,732,590
Prudential Funding LLC 4.80%, 12/14/07	116,000,000	115,334,933

TOTAL INSURANCE		$337,343,507

OIL & GAS SERVICES – 3.6%
Chevron Funding Corp. 4.72%, 11/02/07	87,000,000	86,988,593

TOTAL COMMERCIAL PAPER (COST $1,907,440,140)		$1,907,440,140

1NOTES-VARIABLE – 7.2%

BROKER/DEALER – 4.1%
Morgan Stanley Dean Witter Co. 5.87%, 11/06/07	100,000,000	100,000,000

DIVERSIFIED FINANCIAL SERVICES – 3.1%
Capital One 4.96%, 11/01/07	395,000	395,000
General Electric Capital Corp. FRN 5.07%, 11/05/07	75,000,000	75,000,000

TOTAL DIVERSIFIED FINANCIAL SERVICES		$75,395,000

TOTAL NOTES-VARIABLE (COST $175,395,000)		$175,395,000

(MTB Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

9

MTB Money Market Fund (concluded)

Description	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 5.2%

FEDERAL HOME LOAN BANK – 5.2%
5.24%, 11/11/07 (COST $125,000,000)	$125,000,000	$125,000,000

REPURCHASE AGREEMENTS – 9.3%
Interest in $225,977,000 repurchase agreement 4.75%, dated 10/31/07 under which Morgan Stanley & Co. will repurchase U.S. Treasury securities with various maturities to 6/09/2033 for $226,006,816 on 11/1/07. The market value of the underlying security at the end of the period was $230,877,893. (COST $225,977,000)	225,977,000	$225,977,000

TOTAL INVESTMENTS – 100.3% (COST $2,433,812,140)		$2,433,812,140

OTHER ASSETS LESS LIABILITIES – NET – (0.3%)		$(7,920,648)

TOTAL NET ASSETS – 100.0%		$2,425,891,492

See Notes to Portfolios of Investments

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

10	PORTFOLIOS OF INVESTMENTS

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Prime Money Market Fund

At October 31, 2007, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Commercial Paper	73.6%
Bonds	7.4%
U.S. Government Agency	6.2%
Cash Equivalents[1]	13.1%
Other Assets Less Liabilities — Net[2]	(0.3)%
TOTAL	100%

(1)	Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

2COMMERCIAL PAPER – 73.6%

ASSET BACKED SECURITIES – 23.4%
Apreco LLC 5.87%, 11/29/07	$15,000,000	$14,931,517
CAFCO LLC 4.73%, 12/10/07	15,000,000	14,923,138
Ciesco LLC 5.05%, 1/24/08	11,000,000	10,870,383
[4,5]CRC Funding, LLC 6.16%, 11/01/07	13,000,000	13,000,000
Falcon Asset Securitization Co., LLC 4.84%, 11/23/07	15,000,000	14,955,633
FCAR Owner Trust Series II 5.03%, 1/25/08	13,000,000	12,845,607
Sigma Finance, Inc. 5.17%, 12/12/07	13,500,000	13,420,434

TOTAL ASSET BACKED SECURITIES		$94,946,712

AUTOMOBILES – 5.4%
American Honda Finance Corp. 4.67%, 12/04/07	7,500,000	7,467,894
Toyota Motor Credit Corp. 5.02%, 1/25/08	14,500,000	14,500,000

TOTAL AUTOMOBILES		$21,967,894

COMMERCIAL BANKS – 3.2%
Societe Generale North America, Inc. 5.17%, 11/05/07	13,000,000	12,992,532

Description	Principal Amount	Value

FINANCIAL SERVICES – 22.8%
American Express Corp. 5.18%, 12/12/07	$15,000,000	$14,911,508
Bank of America Corp. 4.87%, 11/26/07	14,000,000	14,002,508
CIT Group, Inc. 5.50%, 1/14/08	15,000,000	14,830,417
Citigroup Funding, Inc. 5.40%, 12/06/07	17,000,000	16,910,750
Dexia Delaware, LLC 5.00%, 1/08/08	15,000,000	14,858,333
HSBC Finance Corp. 4.78%, 2/27/08	17,000,000	16,733,648

TOTAL FINANCIAL SERVICES		$92,247,164

FOOD & BEVERAGE – 3.3%
Nestle Capital Corp. 4.51%, 5/15/08	13,500,000	13,168,515

INSURANCE – 12.3%
AIG Funding, Inc. 5.18%, 2/11/08	15,000,000	14,779,850
American General Finance Corp. 5.26%, 11/16/07	7,500,000	7,483,563
5.05%, 3/19/08	10,000,000	9,805,014
Prudential Funding LLC 4.80%, 12/14/07	18,000,000	17,896,799

TOTAL INSURANCE		$49,965,226

OIL & GAS SERVICES – 3.2%
Chevron Funding Corp. 4.72%, 11/02/07	13,000,000	12,998,296

TOTAL COMMERCIAL PAPER (COST $298,286,339)		$298,286,339

(MTB Prime Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

11

MTB Prime Money Market Fund (concluded)

Description	Principal Amount	Value

1NOTES-VARIABLE – 7.4%

BROKER/DEALER – 3.7%
Morgan Stanley 5.19%, 11/06/07	$15,000,000	$15,000,000

DIVERSIFIED FINANCIAL SERVICES – 3.7%
General Electric Capital Corp. 5.07%, 11/05/07	15,000,000	15,000,000

TOTAL NOTES-VARIABLE (AT COST)		$30,000,000

U.S. GOVERNMENT AGENCY – 6.2%

FEDERAL HOME LOAN BANK – 6.2%
5.24%, 11/11/07 (COST $25,000,000)	25,000,000	$25,000,000

Description	Principal Amount	Value

REPURCHASE AGREEMENTS – 13.1%
Interest in $53,176,000 repurchase agreement 4.75%, dated 10/31/07 under which Morgan Stanley & Co. will repurchase U.S. Treasury securities with various maturities to 11/24/23 for $53,183,016 on 11/1/07. The market value of the underlying security at the end of the period was $54,085,392. (COST $53,176,000)	$53,176,000	$53,176,000

TOTAL INVESTMENTS – 100.3% (COST $406,462,339)		$406,462,339

OTHER ASSETS LESS LIABILITIES – NET – (0.3%)		$(1,307,115)

TOTAL NET ASSETS – 100.0%		$405,155,224

See Notes to Portfolios of Investments

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

12	PORTFOLIOS OF INVESTMENTS

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB New York Tax-Free Money Market Fund

At October 31, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
General Obligation	36.4%
Transportation	13.1%
Multifamily Housing	9.7%
Power	9.3%
Utilities	9.0%
Pollution	5.2%
Development	5.1%
General	3.9%
Higher Education	3.9%
Housing	3.3%
Education	0.8%
Other Assets Less Liabilities — Net[2]	0.3%
TOTAL	100%

(1)	Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

2COMMERCIAL PAPER – 11.7%
Nassau County Sewer, CP (Bank of America N.A. LOC) 3.47%, 11/06/07	$5,000,000	$5,000,000
New York State Environmental Facilities Corp. (Series A) (Helaba LOC), 3.69%, 11/07/07	4,000,000	4,000,000
New York State Power Authority, (Baden LOC)/(Bayerische Landesbank (GTD) LOC)/(Bank of America N.A. LOC)/ (Bank of New York LOC)/(Bank of Nova Scotia)/(JP Morgan Chase Bank)/(State Street Bank & Trust)/(Wachovia Bank N.A. LOC) 3.40%, 11/02/07	5,000,000	5,000,000

TOTAL COMMERCIAL PAPER (COST $14,000,000)		$14,000,000

[3,6]SHORT-TERM MUNICIPALS – 88.0%

NEW YORK – 88.0%
Albany, NY IDA, Civic Facilities Revenue (Series C) Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/(Key Bank, N.A. SA), 3.47%, 11/07/07	1,400,000	1,400,000
Dutchess County, NY IDA, Weekly VRDNs (Trinity-Pawling School Corp.)/(PNC Bank, N.A. LOC), 3.43%, 11/07/07	1,000,000	1,000,000
Dutchess County, NY IDA, (Series A) Weekly VRDNs, (Marist College)/(Bank of New York LOC), 3.42%, 11/07/07	1,660,000	1,660,000

Description	Principal Amount	Value

Hamburg, NY, Central School District, TAN, 4.00%, 11/15/07	$3,300,000	$3,300,368
Long Island Power Authority, NY, (Series A), Electric System Revenue Pre-refunded to 6/01/08 5.75%, 12/01/24	2,000,000	2,044,165
Long Island Power Authority, NY, (Series E), Electric System Revenue, (FSA LOC)/(Dexia Credit Local LOC) 3.20%, 11/01/07	4,055,000	4,055,000
Metropolitan Transportation Authority, NY, (Series G) Daily VRDNs, (MTA Transportation Revenue)/(BNP Paribas LOC), 3.51%, 11/01/07	2,400,000	2,400,000
New York City, NY Housing Development Corp. MFH Revenue Bonds (Series A) Weekly VRDNs (Uban Horizons II LP)/(Citibank NA, New York LOC) 3.27%, 11/07/07	5,700,000	5,700,000
New York City, NY Housing Development Corp. MFH Revenue Bonds (Series A) Weekly VRDNs (Grace Towers Apartments LP)/(Citibank NA, New York LOC) 3.27%, 11/07/07	3,900,000	3,900,000
New York City, NY, (Subseries A-6) Weekly VRDNs GO Bonds, (Baden LOC), 3.18%, 11/07/07	4,670,000	4,670,000
New York City, NY, (Series F-6) Weekly VRDNs GO Bonds, (Morgan Guarantee LOC), 3.20%, 11/07/07	3,900,000	3,900,000

(MTB New York Tax-Free Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

13

MTB New York Tax-Free Money Market (concluded)

Description	Principal Amount	Value

New York City, NY, (Series F-2) Weekly VRDNs GO Bonds, (DEPHA SPA), 3.22%, 11/07/07	$2,500,000	$2,500,000
New York City, NY, (Series F-4) Weekly VRDNs GO Bonds, (Helaba LOC), 3.23%, 11/07/07	1,475,000	1,475,000
New York City, NY, (Subseries A-5) Daily VRDNs GO Bonds, (KBC Bank N.V. LOC) 3.47%, 11/01/07	1,800,000	1,800,000
New York City, NY, (Series H-2) Daily VRDNs GO Bonds, (Dexia Credit Local LOC), 3.47%, 11/01/07	4,770,000	4,770,000
New York City, NY, (Series A-4) Daily VRDNs GO Bonds, (Baden LOC), 3.49%, 11/01/07	2,800,000	2,800,000
New York City, NY, (Subseries H-2) Daily VRDNs (MBIA Insurance Corp. INS.)/(Wachovia Bank N.A. LOC) 3.49%, 11/01/07	3,650,000	3,650,000
New York City, NY, (Series A-4) Daily VRDNs GO Bonds, (Bayerische Landesbank (GTD) LOC), 3.50%, 11/01/07	3,850,000	3,850,000
New York City, NY Transitional Finance Authority, (Series C4), 3.49%, 2/01/08	2,900,000	2,900,000
New York City, NY, (Series I-Subseries I-3) Daily VRDNs GO Bonds, (Bank of America N.A. LOC) 3.49%, 11/01/07	3,300,000	3,300,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue (2003-Subseries C-1) Daily VRDNs (DEPFA Bank PLC LOC), 3.49%, 11/01/07	4,000,000	4,000,000
New York City, NY, (Series H-Subseries H-4) Weekly VRDNs (AMBAC INS)/(Kredietbank NV SA), 3.24%, 11/07/07	1,200,000	1,200,000
New York City, NY, (Subseries A-5) Daily VRDNs GO Bonds, (KBC Bank N.V. LOC) 3.47%, 11/01/07	4,200,000	4,200,000
New York City, NY, Transitional Finance Authority (Series A-2) Weekly VRDNs (Bank of Nova Scotia), 3.23%, 11/07/07	1,800,000	1,800,000
New York City, NY, Municipal Water Finance Authority, (Series F-2) Weekly VRDNs (JP Morgan Chase Bank), 3.24%, 11/07/07	1,825,000	1,825,000
New York City, NY, Housing Development Corp. MFH (Series A) (East 170th Street Association LP)/(Citibank NA, New York LOC) 3.33%, 11/01/07	2,000,000	2,000,000

Description	Principal Amount	Value

New York State Dormitory Authority Bonds, (FSA LOC)/(PRF 1/1/2008@102), 5.38%, 7/01/24	$1,550,000	$1,585,548
New York State Environmental Facilities Corp. Sewer & Solid Waste Disposal, Revenue Bonds (Series A) Daily VRDNs (General Electric Co.). 3.55%, 11/01/07	2,300,000	2,300,000
New York State, GO Bonds (Series B – Subseries B7) Daily VRDNs, (AMBAC LOC)/ (JP Morgan Chase Bank), 3.47%, 11/01/07	2,300,000	2,300,000
New York State HFA, Service Contract Revenue Bonds (Series B) Weekly VRDNs (BNP Paribas SA LOC), 3.23%, 11/07/07	4,000,000	4,000,000
Ontario County, NY IDA, (Series A) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 3.48%, 11/07/07	2,800,000	2,800,000
Port Authority of New York and New Jersey, Adjustable Versatile Structure Obligation (Series 2) Daily VRDNs, (JP Morgan Chase Bank, N.A. LIQ), 3.47%, 11/01/07	2,500,000	2,500,000
Seneca County, NY IDA, Weekly VRDNs (Kidspace National Centers of New York, Inc.)/(Key Bank, N.A. LOC), 3.51%, 11/07/07	2,035,000	2,035,000
Suffolk County, NY IDA, (Series B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC), 3.33%, 11/07/07	1,310,000	1,310,000
Sweet Home Central School District, NY, Amherst & Tonawanda TANs, (ST Aid Withholding), 4.00%, 11/05/07	3,000,000	3,000,105
Syracuse, NY, (Series A) RANs, (ST Aid Withholding), 4.50%, 6/30/08	3,200,000	3,215,435
Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series C) Weekly VRDNs (Bayerische Landesbank LIQ)/(AMBAC INS) 3.19%, 11/07/08	4,500,000	4,500,000

TOTAL SHORT-TERM MUNICIPALS (COST $114,645,621)		$105,645,621

TOTAL INVESTMENTS – 99.7% (COST $119,645,621)		$119,645,621

OTHER ASSETS LESS LIABILITIES – NET – 0.3%		$316,331

TOTAL NET ASSETS – 100.0%		$119,961,952

See Notes to Portfolios of Investments

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

14	PORTFOLIOS OF INVESTMENTS

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Pennsylvania Tax-Free Money Market Fund

At October 31, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
Development	35.8%
Utilities	10.8%
Higher Education	8.7%
Airport	8.3%
General	7.6%
Pollution	6.8%
Medical	6.6%
Transportation	4.8%
Power	4.0%
Nursing Homes	3.4%
General Obligation	2.0%
School District	2.0%
Other Assets Less Liabilities — Net[2]	(0.8)%
TOTAL	100%

(1)	Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

2COMMERCIAL PAPER – 7.1%
Delaware County, PA, CP (Wachovia-LOC) 3.53%, 11/02/07	$800,000	$800,000
Montgomery County, PA, IDA, CP (BNP Paribas LOC), 3.68%, 11/08/07	1,000,000	1,000,000

TOTAL COMMERCIAL PAPER (COST $1,800,000)		$1,800,000

SHORT-TERM MUNICIPAL – 93.7%

PENNSYLVANIA – 93.7%
Allegheny County, PA, Higher Education Building Authority, (Series 1998) Daily VRDNs (Carnegie Mellon University)/ (Landesbank Hessen-Thueringen (GTD) SA), 3.57%, 11/01/07	1,000,000	1,000,000
Allegheny County, PA, Airport Authority, Revenue Bonds, (Series B), (Prerefunded 1/01/08) 5.00%, 1/01/19	1,375,000	1,391,775
Allegheny County, PA, Industrial Development Authority, (PNC Bank, N.A. LOC) 3.52%, 11/01/08	1,000,000	1,000,000
Allegheny County Sanitation Authority, Revenue Bonds, VRDNs (Prerefunded 12/01/07), 6.00%, 12/01/19	1,000,000	1,021,894

Description	Principal Amount	Value

Allentown, PA, (Series C) VRDNs (Wachovia Bank N.A. LOC) 3.57%, 11/01/07	$800,000	$800,000
Beaver County, PA, IDA, Refunding Revenue Bond Weekly VRDNs, (Atlantic Richfield-GTD)/(BP PLC GTD) 3.22%, 11/01/07	500,000	500,000
Bucks County, PA, IDA, Revenue Bond Weekly VRDNs, (SHV Real Estate, Inc.)/ (ABN AMRO Bank NV, New York LOC), 3.50%, 11/01/07	1,200,000	1,200,000
Chester County, PA, IDA, Daily VRDNs (Archidiocese of Philadelphia)/(Wachovia Bank N.A. LOC) 3.57%, 11/01/07	800,000	800,000
Cumberland County, PA, Municipal Authority, Series 2003B) Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 3.43%, 11/01/07	860,000	860,000
Delaware County , PA, IDA, (Series G) Weekly VRDNs, (General Electric Co.-GTD) 3.22%, 11/01/07	900,000	900,000
Delaware County, PA, IDA, Refunding Revenue Bonds Daily VRDNs (United Parcel Services-GTD), 3.55%, 11/01/07	700,000	700,000
Emmaus, PA, General Authority Revenue, (Series E) Weekly VRDNs, (Depfa-LOC) 3.27%, 11/01/07	700,000	700,000

(MTB Pennsylvania Tax-Free Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

15

MTB Pennsylvania Tax-Free Money Market Fund (concluded)

Description	Principal Amount	Value

Emmaus, PA, General Authority Revenue, Weekly VRDNs, (Goldman Sachs-GIC) 3.27%, 11/01/07	$1,200,000	$1,200,000
Erie County, PA, Hospital Authority, Series 1998B) Daily VRDNs (Hamot Health Foundation)/(AMBAC INS)/(National City Bank SPA), 3.57%, 11/01/07	1,165,000	1,165,000
Indiana County, PA, IDA, Revenue Bonds Daily VRDNs, (BNP Paribas LOC), 3.66%, 11/01/07	1,200,000	1,200,000
Mercer County, PA, IDA, Revenue Bonds Weekly VRDNs, (Solar Atmospheres of Western PA)/(Fleet National Bank LOC), 3.28%, 11/01/07	410,000	410,000
Northampton County, PA, IDA, Revenue Bonds Weekly VRDNs (Presbyterian Homes Inc.)/(Fleet National Bank LOC), 3.43%, 11/01/07	500,000	500,000
Pennsylvania Economic Development Financing Authority, Manufacturing Facilities Revenue Weekly VRDNs (Dodge Realty Partners LP)/(PNC Bank LOC) Weekly VRDNs, 3.52%, 11/01/07	500,000	500,000
Pennsylvania State Higher Education Facilities Authority Revenue (Series B) Weekly VRDNs (Heleba-LOC) 3.43%, 5/01/32	700,000	700,000
Pennsylvania State Turnpike Commission, (Series Q) Daily VRDNs (West Deutsche Landes Gironzentrale, LIQ/Bayerische Landesbank, LIQ Landesbank Baden Wurttemburgh, LIQ) 3.57%, 11/01/07	1,000,000	1,000,000
3.57%, 6/01/28	200,000	200,000

Description	Principal Amount	Value

Philadelphia, PA, VRDNs (PNC Bank LOC), 3.57%, 3/01/27	$1,075,000	$1,075,000
Philadelphia, PA, Gas Works, (Series A-2) Weekly VRDNs (Prerefunded 7/01/08) 5.00%, 7/01/28	1,000,000	1,009,386
Philadelphia PA, School District, 4.50%, 6/27/08	500,000	502,464
Philadelphia, PA, TANs, Series A (Bank of America-LOC) 4.50%, 6/30/08	500,000	502,661
Philadelphia, PA, Authority for Industrial Development, Refunding Revenue Bonds Weekly VRDNs (JPMorgan Chase-LOC 50%, Bank of Nova Scotia-LOC 50%) 3.47%, 11/01/07	1,700,000	1,700,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2005A) Daily VRDNs (Children’s Hospital of Philadelphia)/ (Bank of America N.A. LOC), 3.50%, 2/15/21	500,000	500,000
University of Pittsburgh, (Series 2000A) Weekly VRDNs (GO of University LOC), 3.30%, 11/01/07	500,000	500,000

TOTAL SHORT-TERM MUNICIPALS (COST $23,538,180)		$23,538,180

TOTAL INVESTMENTS – 100.8% (COST $25,338,180)		$25,338,180

OTHER ASSETS LESS LIABILITIES – NET – (0.8%)		$(209,528)

TOTAL NET ASSETS – 100.0%		$25,128,652

See Notes to Portfolios of Investments

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

16	PORTFOLIOS OF INVESTMENTS

The categories of investments are shown as a percentage of total net assets at October 31, 2007.

(1)	Floating rate note with current rate and next reset date shown.

(2)	Discount rate at time of purchase.

(3)	At October 31, 2007, the Tax-Free Money Market Fund, the New York Tax-Free Money Market Fund and the Pennsylvania Tax-Free Money Market Fund held no securities that were subject to the federal alternative minimum tax.

(4)	Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2007, the Money Market Fund held restricted securities which amounted to $87,999,999 representing 3.63% of total net assets and the Prime Money Market Fund held restricted securities which amounted to $13,000,000 representing 3.21% of total net assets.

(5)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2007, the Money Market Fund held liquid restricted securities which amounted to $87,999,999 representing 3.63% of total net assets and the Prime Money Market Fund held liquid restricted securities which amounted to $13,000,000 representing 3.21% of total net assets.

(6)	Current rate and next reset date shown for Variable Rate Demand Notes.

At October 31,2007, 6.3% of the total investments at market value were subject to the federal alternative minimum tax for the Pennsylvania Tax-Free Money Market Fund, 12.0% for New York Tax-Free Money Market Fund, and 11.2% for Tax-Free Money Market Fund.

The following acronyms are used throughout this report:

AMBAC – American Municipal Bond Assurance Corporation

BANs – Bond Anticipation Notes

COL – Collateralized

CP – Commercial Paper

FGIC – Financial Guaranty Insurance Company

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

GO – General Obligation

GTD – Guaranteed

HFA – Housing Finance Agency

IDA – Industrial Development Authority

IDB – Industrial Development Board

INS – Insured

LIQ – Liquidity Agreement

LOC(s) – Letter(s) of Credit

MBIA – Municipal Bond Investors Assurance

MFH – Multi-Family Housing

PCA – Pollution Control Authority

PRF – Pre-refunded

RANs – Revenue Anticipation Notes

TANs – Tax Anticipation Notes

TRANs – Tax and Revenue Anticipation Notes

VRDNs – Variable Rate Demand Notes

MTB Fund	Cost of Investments for Federal Tax Purposes
U.S. Treasury Money Market Fund	$985,617,641

U.S. Government Money Market Fund	2,860,602,548

Tax-Free Money Market Fund	123,404,474

Money Market Fund	2,433,812,140

Prime Money Market Fund	406,462,339

New York Tax-Free Money Market Fund	119,645,621

Pennsylvania Tax-Free Money Market Fund	25,338,180

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS	17

October 31, 2007	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund
ASSETS
Investments in repurchase agreements	$537,162,000	$468,853,000
Investments in securities	448,455,641	2,391,749,548

TOTAL INVESTMENTS IN SECURITIES, AT AMORTIZED COST AND VALUE	985,617,641	2,860,602,548

Cash	350,757	75
Receivable for Investments Sold	—	—
Income receivable	1,625,627	4,816,919
Receivable for shares sold	—	—

TOTAL ASSETS	987,594,025	2,865,419,542

LIABILITIES:
Payable for investments purchased	—	—
Payable to bank	—	—
Income distribution payable	3,063,587	11,051,779
Payable for shares redeemed	—	—
Payable for transfer and dividend disbursing agent fees and expenses	19,584	10,148
Payable for Trustees’ fees	2,136	2,241
Payable for distribution services fee (Note 5)	57,481	103,566
Payable for shareholder services fee (Note 5)	32,308	2,060
Accrued expenses	154,360	370,876

TOTAL LIABILITIES	3,329,456	11,540,670

NET ASSETS	$984,264,569	$2,853,878,872

NET ASSETS CONSIST OF:
Paid-in capital	$984,108,891	$2,853,886,720
Accumulated net realized gain (loss) on investments	(33)	—
Undistributed (distributions in excess of) net investment income	155,711	(7,848)

TOTAL NET ASSETS	$984,264,569	$2,853,878,872

Class A Shares	$118,709,063	$8,764,638

Class A2 Shares		$—

Class B Shares		$—

Class S Shares	$33,293,423	$—

Corporate Shares	$—	$—

Institutional I Shares	$414,034,046	$1,682,982,116

Institutional II Shares	$418,228,037	$1,162,132,118

SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED:
Class A Shares	118,679,555	8,759,275

Class A2 Shares	—	—

Class B Shares	—	—

Class S Shares	33,292,344	—

Corporate Shares	—	—

Institutional I Shares	413,954,526	1,683,084,904

Institutional II Shares	418,222,027	1,162,149,492

(Statements of Assets and Liabilities continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

18	STATEMENTS OF ASSETS AND LIABILITIES

Tax-Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund

$—	$225,977,000	$53,176,000	$—	$—
123,404,474	2,207,835,140	353,286,339	119,645,621	25,338,180

123,404,474	2,433,812,140	406,462,339	119,645,621	25,338,180

88,272	137,947	8,681	64,901	45,469
4,000,000	—	—	5,000	—
753,083	2,426,848	449,641	594,151	151,575
—	—	—	—	1,100,000

128,245,829	2,436,376,935	406,920,661	120,309,673	26,635,224

11,160,666	—	—	—	1,414,883
—	—	—	—	—
311,974	9,698,100	1,673,852	273,045	65,340
—	—	—	—	—
9,818	181,657	4,804	15,406	11,320
1,837	1,983	2,605	1,848	1,599
7,209	64,538	—	—	1,031
5,011	199,841	18,262	18,882	—
30,901	339,324	65,914	38,540	12,399

11,527,416	10,485,443	1,765,437	347,721	1,506,572

$116,718,413	$2,425,891,492	$405,155,224	$119,961,952	$25,128,652

$116,735,754	$2,425,936,680	$405,159,505	$119,947,157	$25,127,510
(1,443)	(11,291)	(2,927)	20,960	—
(15,898)	(33,897)	(1,354)	(6,165)	1,142

$116,718,413	$2,425,891,492	$405,155,224	$119,961,952	$25,128,652

$23,983,849	$815,617,868	$—	$89,921,523	$4,792,845

	$350,060,362	$—	$—	$—

$—	$108,058	$—	$—	$—

$—	$69,624,838	$—	$—	$—

$—	$—	$405,155,224	$—	$—

$57,001,868	$612,194,460	$—	$30,040,429	$18,689,699

$35,732,696	$578,285,906	$—	$—	$1,646,108

23,995,372	815,881,703	—	89,912,348	4,792,517

	350,089,018	—	—	—

—	107,941	—	—	—

—	69,402,943	—	—	—

—	—	405,162,063	—	—

57,023,469	612,164,570	—	30,034,569	18,690,357

35,728,915	578,318,001	—	—	1,644,636

(Statements of Assets and Liabilities continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (continued)	19

October 31, 2007	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE
Net Asset Value Per Share
Class A Shares	$1.00	$1.00

Class A2 Shares	$—	$—

Class B Shares	$—	$—

Class S Shares	$1.00	$—

Corporate Shares	$—	$—

Institutional I Shares	$1.00	$1.00

Institutional II Shares	$1.00	$1.00

Investments, at identified cost	$985,617,641	$2,860,602,548

See Notes which are an integral part of the Financial Statements

(Statements of Assets and Liabilities continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

20	STATEMENTS OF ASSETS AND LIABILITIES (continued)

Tax-Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund

$1.00	$1.00	$—	$1.00	$1.00

$—	$1.00	$—	$—	$—

$—	$1.00	$—	$—	$—

$—	$1.00	$—	$—	$—

$—	$—	$1.00	$—	$—

$1.00	$1.00	$—	$1.00	$1.00

$1.00	$1.00	$—	$—	$1.00

$123,404,474	$2,433,812,140	$406,462,339	$119,645,621	$25,338,180

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (concluded)	21

October 31, 2007	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund
INVESTMENT INCOME:
Interest	$22,188,300	$70,841,057

EXPENSES:
Investment advisory fee (Note 5)	1,801,880	5,462,204
Administrative personnel and services fee (Note 5)	257,780	781,190
Custodian fees	12,707	31,447
Transfer and dividend disbursing agent fees and expenses	30,164	15,673
Trustees’ fees	3,820	4,097
Auditing fees	8,108	8,193
Legal fees	2,937	2,731
Portfolio accounting fees	135,608	402,635
Distribution services fee—Class A Shares (Note 5)	—	11,383
Distribution services fee—Class A2 Shares (Note 5)	—	—
Distribution services fee—Class B Shares (Note 5)	—	—
Distribution services fee—Class S Shares (Note 5)	39,250	—
Distribution services fee—Corporate Shares (Note 5)	—	—
Distribution services fee—Institutional I Shares (Note 5)	—	1,443,045
Distribution services fee—Institutional II Shares (Note 5)	489,354	—
Shareholder services fee—Class A Shares (Note 5)	146,526	11,904
Shareholder services fee—Class A2 Shares (Note 5)	—	—
Shareholder services fee—Class B Shares (Note 5)	—	—
Shareholder services fee—Class S Shares (Note 5)	39,250	—
Shareholder services fee—Corporate Shares (Note 5)	—	—
Shareholder services fee—Institutional I Shares (Note 5)	453,230	—
Shareholder services fee—Institutional II Shares (Note 5)	—	1,606,403
Share registration costs	24,291	19,769
Printing and postage	11,513	1,366
Insurance premiums	17,829	42,758
BNY full service	24,448	72,203
Miscellaneous	23,208	22,873

TOTAL EXPENSES	3,521,903	9,939,874

(Statements of Operations continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

22	STATEMENTS OF OPERATIONS

Tax-Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund

$1,920,313	$59,552,293	$9,417,765	$2,206,549	$447,018

207,745	4,460,266	709,854	242,858	48,241
29,709	637,844	101,398	34,767	6,898
2,113	26,178	5,563	2,536	491
15,714	217,177	6,333	10,258	11,627
3,811	3,870	3,826	3,884	3,341
7,894	8,396	8,406	8,013	6,962
2,777	2,821	3,160	2,671	2,440
18,365	327,778	46,765	21,771	6,731
27,621	—	—	—	4,902
—	254,915	—	—	—
—	396	—	—	—
—	—	—	—	—
—	62,946	—	—	—
—	—	443,659	—	—
37,045	751,500	—	—	2,067
27,693	969,898	—	106,802	4,885
—	254,915	—	—	—
—	132	—	—	—
53,046	678,959	—	41,713	23,199
—	131,016	—	—	—
—	—	439,624	—	—
—	—	—	—	—
18,337	33,584	9,306	13,171	15,379
80	25,056	1,697	6,542	663
5,639	34,782	8,824	5,732	3,717
2,998	61,421	16,065	3,222	620
2,070	3,345	21,894	1,972	1,719

462,657	8,947,195	1,826,374	505,912	143,882

(Statements of Operations continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

STATEMENTS OF OPERATIONS (continued)	23

October 31, 2007	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund
WAIVERS AND REIMBURSEMENTS (NOTE 5)
Waiver/reimbursement of investment advisory fee	(102,116)	(722,382)
Waiver of distribution services fee—Class A Shares	—	(9,817)
Waiver of distribution services fee—Class A2 Shares	—	—
Waiver of distribution services fee—Class B Shares	—	—
Waiver of distribution services fee—Class S Shares	—	—
Waiver of distribution services fee—Corporate Shares	—	—
Waiver of distribution services fee—Institutional I Shares	—	(865,827)
Waiver of distribution services fee—Institutional II Shares	(195,455)	—
Waiver of shareholder services fee—Class A Shares	—	—
Waiver of shareholder services fee—Class A2 Shares	—	—
Waiver of shareholder services fee—Class B Shares	—	—
Waiver of shareholder services fee—Corporate Shares	—	—
Waiver of shareholder services fee—Institutional I Shares	(451,762)	—
Waiver of shareholder services fee—Institutional II Shares	—	(1,606,403)
Reimbursement of shareholder services fee—Class A Shares	—	—

TOTAL WAIVERS AND REIMBURSEMENTS	(749,333)	(3,204,429)

Net Expenses	2,772,570	6,735,445

Net investment income	19,415,730	64,105,612

REALIZED GAIN ON INVESTMENTS	—	—

Change in net assets resulting from operations	$19,415,730	$64,105,612

See Notes which are an integral part of the Financial Statements

(Statements of Operations continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

24	STATEMENTS OF OPERATIONS (continued)

Tax-Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund

(109,451)	(1,048,047)	(354,928)	(53,599)	(41,267)
(11,043)	—	—	—	(978)
—	(240,892)	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	(443,659)	—	—
(14,818)	(450,281)	—	—	(1,240)
—	—	—	—	(4,885)
—	(247,169)	—	—	—
—	—	—	—	—
(53,046)	(678,959)	—	(41,713)	(23,199)
—	—	(354,927)	—	—
—	—	—	—	—
—	—	—	—	—

(188,358)	(2,665,348)	(1,153,514)	(95,312)	(71,569)

274,299	6,281,847	672,860	410,600	72,313

1,646,014	53,270,446	8,744,905	1,795,949	374,705

—	—	—	21,300	—

$1,646,014	$53,270,446	$8,744,905	$1,817,249	$374,705

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

STATEMENTS OF OPERATIONS (concluded)	25

	U.S. Treasury Money Market Fund
October 31, 2007	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007
INCREASED (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$19,415,730	$39,114,328
Net realized gain (loss) on investments	—	—

Change in net assets resulting from operations	19,415,730	39,114,328

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(2,435,524)	(5,159,985)
Class A2 Shares	—	—
Class B Shares	—	—
Class S Shares	(611,133)	(1,113,203)
Corporate Shares	—	—
Institutional Shares	—	—
Institutional I Shares	(7,940,965)	(16,629,628)
Institutional II Shares	(8,277,316)	(16,227,021)

Change in net assets resulting from distributions to shareholders	(19,264,938)	(39,129,837)

SHARE TRANSACTIONS:
Proceeds from sale of shares	1,773,916,228	3,211,096,413
Net asset value of shares issued to shareholders in payment of distributions declared	1,076,908	2,598,111
Cost of shares redeemed	(1,646,485,340)	(3,238,519,712)

Change in net assets resulting from share transactions	128,507,796	(24,825,188)

Change in net assets	128,658,588	(24,840,697)
NET ASSETS:
Beginning of period	855,605,981	880,446,678

End of period	$984,264,569	$855,605,981

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$155,711	$4,919

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2007  /  SEMI-ANNUAL REPORT

26	STATEMENTS OF CHANGES IN NET ASSETS

U.S. Government Money Market Fund		Tax-Free Money Market Fund		Money Market Fund		Prime Money Market Fund
Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007

$64,105,612	$116,731,028	$1,646,014	$3,575,820	$53,270,446	$92,439,959	$8,744,905	$14,905,272
—	—	—	—	—	—	—	—

64,105,612	116,731,028	1,646,014	3,575,820	$53,270,446	$92,439,959	$8,744,905	$14,905,272

(208,042)	(552,167)	(323,213)	(607,138)	(18,133,671)	(34,986,342)	(8,750,958)	—
—	—	—	—	(6,027,338)	(3,230,749)	—	—
—	—	—	—	(2,046)	(7,004)	—	—
—	—	—	—	(1,354,205)	(2,384,135)	—	—
—	—	—	—	—	—	—	(14,901,873)
—	—	—	—	—	—	—	—
(37,163,228)	(68,489,757)	(868,755)	(2,079,839)	(13,356,734)	(25,525,786)	—	—
(26,739,625)	(47,690,823)	(470,046)	(902,420)	(14,436,684)	(26,300,752)	—	—

(64,110,895)	(116,732,747)	(1,662,014)	(3,589,397)	(53,310,678)	(92,434,768)	(8,750,958)	(14,901,873)

2,854,135,662	4,985,499,642	151,475,413	281,279,547	3,909,860,401	7,195,756,204	1,035,604,694	1,543,871,714
151,149	268,646	263,849	606,933	14,969,210	27,554,643	2,399,724	5,372,163
(2,519,864,584)	(4,602,470,233)	(125,694,633)	(314,750,099)	(3,515,206,296)	(7,066,228,552)	(982,302,007)	(1,513,685,646)

334,422,227	383,298,055	26,044,629	(32,863,619)	409,623,315	157,082,295	55,702,411	35,558,231

334,416,944	383,296,336	26,028,629	(32,877,196)	409,583,083	157,087,486	55,696,358	35,561,630

2,519,461,928	2,136,165,592	90,689,784	123,566,980	2,016,308,409	1,859,220,923	349,458,866	313,897,236

$2,853,878,872	$2,519,461,928	$116,718,413	$90,689,784	$2,425,891,492	$2,016,308,409	$405,155,224	$349,458,866

$(7,848)	$(2,565)	$(15,898)	$102	$(33,897)	$6,335	$(1,354)	$4,699

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007

STATEMENTS OF CHANGES IN NET ASSETS (continued)	27

	New York Tax-Free Money Market Fund		Pennsylvania Tax-Free Money Market Fund
October 31, 2007	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007
INCREASED (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$1,795,949	$3,602,415	$374,705	$827,034
Net realized gain loss	21,300	—	—	—

Change in net assets resulting from operations	$1,817,249	$3,602,415	$374,705	$827,034

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(1,277,875)	(2,714,004)	(56,959)	(55,726)
Class A2 Shares	—	—	—	—
Class B Shares	—	—	—	—
Class S Shares	—	—	—	—
Corporate Shares	—	—	—	—
Institutional Shares	—	—	—	—
Institutional I Shares	(525,140)	(901,121)	(291,554)	(734,123)
Institutional II Shares	—	—	(25,106)	(39,954)

Change in net assets resulting from distributions to shareholders	(1,803,015)	(3,615,125)	(373,619)	(829,803)

SHARE TRANSACTIONS:
Proceeds from sale of shares	211,628,021	351,323,929	56,860,609	98,482,246
Net asset value of shares issued to shareholders in payment of distributions declared	956,849	2,151,748	51,782	72,139
Cost of shares redeemed	(204,089,207)	(368,082,061)	(51,876,332)	(109,819,428)

Change in net assets resulting from share transactions	8,495,663	(14,606,384)	5,036,059	(11,265,043)

Change in net assets	8,509,897	(14,619,094)	5,037,145	(11,267,812)
NET ASSETS:
Beginning of period	111,452,055	126,071,149	20,091,507	31,359,319

End of period	$119,961,952	$111,452,055	$25,128,652	$20,091,507

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(6,165)	$901	$1,142	$56

See Notes which are an integral part of the Financial Statements

October 31, 2007  /  SEMI-ANNUAL REPORT

28	STATEMENTS OF CHANGES IN NET ASSETS (concluded)

[This Page Intentionally Left Blank]

SEMI-ANNUAL REPORT  /  October 31, 2006 (unaudited)

29

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value, end of period
U.S. TREASURY MONEY MARKET FUND – CLASS A SHARES
2003	$1.00	0.01		(0.01)	$1.00
2004	$1.00	0.004	(c)	(0.004)	$1.00
2005	$1.00	0.011		(0.011)	$1.00
2006	$1.00	0.028		(0.028)	$1.00
2007	$1.00	0.043		(0.043)	$1.00
2007(d)(f)	$1.00	0.021		(0.021)	$1.00
U.S. TREASURY MONEY MARKET FUND – CLASS S SHARES
2003	$1.00	0.01		(0.01)	$1.00
2004	$1.00	0.002	(c)	(0.002)	$1.00
2005	$1.00	0.010		(0.010)	$1.00
2006	$1.00	0.028		(0.028)	$1.00
2007	$1.00	0.041		(0.041)	$1.00
2007(d)(f)	$1.00	0.020		(0.020)	$1.00
U.S. TREASURY MONEY MARKET FUND – INSTITUTIONAL I SHARES
2004(e)	$1.00	0.003	(c)	(0.003)	$1.00
2005	$1.00	0.012		(0.012)	$1.00
2006	$1.00	0.032		(0.032)	$1.00
2007	$1.00	0.046		(0.046)	$1.00
2007(d)(f)	$1.00	0.022		(0.022)	$1.00
U.S. TREASURY MONEY MARKET FUND – INSTITUTIONAL II SHARES
2004(e)	$1.00	0.003	(c)	(0.003)	$1.00
2005	$1.00	0.012		(0.012)	$1.00
2006	$1.00	0.031		(0.031)	$1.00
2007	$1.00	0.044		(0.044)	$1.00
2007(d)(f)	$1.00	0.021		(0.021)	$1.00
U.S. GOVERNMENT MONEY MARKET FUND – CLASS A SHARES
2003	$1.00	0.01		(0.01)	$1.00
2004(g)	$1.00	0.005	(c)	(0.005)	$1.00
2005	$1.00	0.012		(0.012)	$1.00
2006	$1.00	0.03		(0.03)	$1.00
2007	$1.00	0.044		(0.044)	$1.00
2007(d)(f)	$1.00	0.023		(0.023)	$1.00
U.S. GOVERNMENT MONEY MARKET FUND – INSTITUTIONAL I SHARES
2003	$1.00	0.01		(0.01)	$1.00
2004(g)	$1.00	0.007	(c)	(0.007)	$1.00
2005	$1.00	0.014		(0.014)	$1.00
2006	$1.00	0.034		(0.034)	$1.00
2007	$1.00	0.047		(0.047)	$1.00
2007(d)(f)	$1.00	0.024		(0.024)	$1.00
U.S. GOVERNMENT MONEY MARKET FUND – INSTITUTIONAL II SHARES
2003	$1.00	0.01		(0.01)	$1.00
2004(g)	$1.00	0.006	(c)	(0.006)	$1.00
2005	$1.00	0.014		(0.014)	$1.00
2006	$1.00	0.033		(0.033)	$1.00
2007	$1.00	0.046		(0.046)	$1.00
2007(d)(f)	$1.00	0.023		(0.023)	$1.00
(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(b)	This expense decrease is reflected in both the net expense and net investment income ratios.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2007 (unaudited)
(e)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(f)	Computed on an annualized basis.
(g)	Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

30	FINANCIAL HIGHLIGHTS

	Ratios to Average Net Assets
Total Return(a)	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)

0.93%	0.61%		0.93%		0.09%		$622,086
0.39%	0.61%		0.40%		0.32%		$148,182
1.07%	0.65%		1.06%		0.48%		$152,536
2.91%	0.79%		2.84%		0.23%		$117,863
4.42%	0.72%		4.33%		0.06%		$108,698
2.10%	0.75%		4.17%		0.02%		$118,709

0.68%	0.86%		0.70%		0.09%		$18,011
0.22%	0.77%		0.22%		0.32%		$16,013
0.95%	0.76%		0.98%		0.37%		$19,603
2.88%	0.81%		2.79%		0.21%		$28,842
4.18%	0.96%		4.10%		0.07%		$27,794
1.97%	1.00%		3.91%		0.02%		$33,294

0.33%	0.47	%(f)	0.47	%(f)	0.43	%(f)	$288,113
1.23%	0.49%		1.24%		0.39%		$294,260
3.22%	0.49%		3.20%		0.29%		$337,038
4.66%	0.49%		4.57%		0.28%		$336,470
2.23%	0.50%		4.40%		0.27%		$414,034

0.28%	0.54	%(f)	0.40	%(f)	0.36	%(f)	$353,773
1.16%	0.56%		1.13%		0.32%		$383,305
3.10%	0.60%		3.05%		0.19%		$396,703
4.51%	0.63%		4.40%		0.14%		$382,644
2.15%	0.65%		4.27%		0.12%		$418,228

1.02%	0.66%		1.03%		0.83%		$70,506
0.46%	0.65%		0.54%		0.26%		$649
1.19%	0.69%		1.23%		0.42%		$878
3.06%	0.82%		3.17%		0.20%		$5,504
4.53%	0.72%		4.67%		0.29%		$23,755
2.27%	0.71%		4.56%		0.27%		$8,765

1.25%	0.43%		1.26%		0.56%		$1,232,568
0.69%	0.42%		0.69%		0.37%		$1,255,603
1.45%	0.43%		1.45%		0.43%		$1,210,017
3.45%	0.43%		3.41%		0.33%		$1,281,353
4.83%	0.45%		4.74%		0.31%		$1,420,028
2.40%	0.45%		4.72%		0.26%		$1,682,982

1.18%	0.50%		1.17%		0.56%		$259,017
0.62%	0.48%		0.59%		0.38%		$1,434,300
1.38%	0.49%		1.31%		0.36%		$786,260
3.38%	0.50%		3.36%		0.26%		$849,308
4.74%	0.54%		4.63%		0.22%		$1,075,679
2.35%	0.55%		4.63%		0.20%		$1,162,132

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

FINANCIAL HIGHLIGHTS (continued)	31

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments		Total Distributions
TAX-FREE MONEY MARKET FUND – CLASS A SHARES
2003	$1.00	0.01	—		0.01	(0.01)	—		(0.01)
2004(c)	$1.00	0.004	—		0.004	(0.004)	—		(0.004)
2005	$1.00	0.009	—		0.009	(0.009)	—		(0.009)
2006	$1.00	0.020	—		0.020	(0.020)	—		(0.020)
2007	$1.00	0.027	—		0.027	(0.027)	—		(0.027)
2007(d)(i)	$1.00	0.015	—		0.015	(0.015)	—		(0.015)
TAX-FREE MONEY MARKET FUND – INSTITUTIONAL I SHARES
2003	$1.00	0.01	—		0.01	(0.01)	—		(0.01)
2004(c)	$1.00	0.006	—		0.006	(0.006)	—		(0.006)
2005	$1.00	0.011	—		0.011	(0.011)	—		(0.011)
2006	$1.00	0.023	—		0.023	(0.023)	—		(0.023)
2007	$1.00	0.031	—		0.031	(0.031)	—		(0.031)
2007(d)(i)	$1.00	0.017	—		0.017	(0.017)	—		(0.017)
TAX-FREE MONEY MARKET FUND – INSTITUTIONAL II SHARES
2003	$1.00	0.01	—		0.01	(0.01)	—		(0.01)
2004(c)	$1.00	0.005	—		0.005	(0.005)	—		(0.005)
2005	$1.00	0.011	—		0.011	(0.011)	—		(0.011)
2006	$1.00	0.022	—		0.022	(0.022)	—		(0.022)
2007	$1.00	0.030	—		0.030	(0.030)	—		(0.030)
2007(d)(i)	$1.00	0.016	—		0.016	(0.016)	—		(0.016)
MONEY MARKET FUND – CLASS A SHARES
2003	$1.00	0.01	—		0.01	(0.01)	(0.00	)(e)	(0.01)
2004	$1.00	0.004	—		0.004	(0.004)	—		(0.004)
2005	$1.00	0.012	0.000	(f)	0.012	(0.012)	—		(0.012)
2006	$1.00	0.030	—		0.030	(0.030)	—		(0.030)
2007	$1.00	0.046	—		0.046	(0.046)	—		(0.046)
2007(d)(i)	$1.00	0.023	—		0.023	(0.023)	—		(0.023)
MONEY MARKET FUND – CLASS A2 SHARES(g)
2003	$1.00	0.01	—		0.01	(0.01)	(0.00	)(e)	(0.01)
2004	$1.00	0.005	—		0.005	(0.005)	—		(0.005)
2005	$1.00	0.013	0.000	(f)	0.013	(0.013)	—		(0.013)
2006	$1.00	0.033	—		0.033	(0.033)	—		(0.033)
2007	$1.00	0.047	—		0.047	(0.047)	—		(0.047)
2007(d)(i)	$1.00	0.024	—		0.024	(0.024)	—		(0.024)
MONEY MARKET FUND – CLASS B SHARES
2004(h)	$1.00	0.001	—		0.001	(0.001)	—		(0.001)
2005	$1.00	0.009	0.000	(f)	0.009	(0.009)	—		(0.009)
2006	$1.00	0.028	—		0.028	(0.028)	—		(0.028)
2007	$1.00	0.039	—		0.039	(0.039)	—		(0.039)
2007(d)(i)	$1.00	0.020	—		0.020	(0.020)	—		(0.020)
MONEY MARKET FUND – CLASS S SHARES
2003	$1.00	0.01	—		0.01	(0.01)	(0.00	)(e)	(0.01)
2004	$1.00	0.002	—		0.002	(0.002)	—		(0.002)
2005	$1.00	0.010	0.000	(f)	0.010	(0.010)	—		(0.010)
2006	$1.00	0.030	—		0.030	(0.030)	—		(0.030)
2007	$1.00	0.043	—		0.043	(0.043)	—		(0.043)
2007(d)(i)	$1.00	0.022	—		0.022	(0.022)	—		(0.022)
(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(b)	This expense decrease is reflected in both the net expense and net investment income ratios.
(c)	Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(d)	Six Months ended October 31, 2007 (unaudited)
(e)	Represents less than $0.01.
(f)	Represents less than $0.001.
(g)	Formerly Institutional Shares.
(h)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(i)	Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

32	FINANCIAL HIGHLIGHTS (continued)

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)

$1.00	0.77%	0.62%		0.77%		0.92%		$40,706
$1.00	0.40%	0.62%		0.40%		0.48%		$51,778
$1.00	0.89%	0.64%		0.89%		0.55%		$54,013
$1.00	1.99%	0.75%		1.97%		0.34%		$31,402
$1.00	2.78%	0.80%		2.72%		0.29%		$19,781
$1.00	1.48%	0.80%		2.90%		0.31%		$23,984

$1.00	1.00%	0.39%		0.99%		0.60%		$96,729
$1.00	0.62%	0.40%		0.62%		0.42%		$49,491
$1.00	1.14%	0.39%		1.13%		0.55%		$62,563
$1.00	2.36%	0.39%		2.32%		0.45%		$54,359
$1.00	3.19%	0.41%		3.13%		0.43%		$41,617
$1.00	1.67%	0.40%		3.29%		0.41%		$57,002

$1.00	0.93%	0.46%		0.92%		0.61%		$48,218
$1.00	0.55%	0.47%		0.54%		0.36%		$51,614
$1.00	1.07%	0.46%		1.05%		0.48%		$41,640
$1.00	2.25%	0.50%		2.23%		0.34%		$37,806
$1.00	3.04%	0.55%		2.98%		0.29%		$29,292
$1.00	1.61%	0.55%		3.15%		0.31%		$35.732

$1.00	0.92%	0.70%		0.92%		0.25%		$1,240,670
$1.00	0.41%	0.70%		0.41%		0.40%		$924,016
$1.00	1.16%	0.73%		1.13%		0.41%		$771,286
$1.00	3.06%	0.86%		3.01%		0.17%		$745,488
$1.00	4.72%	0.63%		4.62%		0.15%		$740,486
$1.00	2.36%	0.68%		4.65%		0.09%		$815,618

$1.00	1.02%	0.60%		0.99%		0.35%		$2,757
$1.00	0.51%	0.61%		0.50%		0.51%		$3,242
$1.00	1.29%	0.61%		1.43%		0.53%		$8,579
$1.00	3.33%	0.60%		3.29%		0.44%		$8,961
$1.00	4.83%	0.49%		4.85%		0.54%		$156,286
$1.00	2.47%	0.48%		4.84%		0.49%		$350,060

$1.00	0.07%	1.19	%(i)	1.17	%(i)	0.79	%(i)	$226
$1.00	0.86%	1.02%		0.82%		0.62%		$171
$1.00	2.79%	1.08%		2.80%		0.37%		$183
$1.00	4.01%	1.34%		3.57%		0.16%		$116
$1.00	1.98%	1.43%		3.92%		0.09%		$108

$1.00	0.61%	1.00%		0.63%		0.20%		$81,002
$1.00	0.18%	0.94%		0.18%		0.24%		$53,238
$1.00	0.97%	0.92%		0.96%		0.22%		$47,094
$1.00	3.01%	0.91%		2.97%		0.13%		$45,691
$1.00	4.40%	0.93%		4.33%		0.10%		$61,091
$1.00	2.23%	0.93%		4.39%		0.09%		$69,625

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

FINANCIAL HIGHLIGHTS (continued)	33

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments		Total Distributions
MONEY MARKET FUND – INSTITUTIONAL I SHARES
2004(c)	$1.00	0.006	0.000	(d)	0.006	(0.006)	—		(0.006)
2005	$1.00	0.015	0.000	(d)	0.015	(0.015)	—		(0.015)
2006	$1.00	0.035	—		0.035	(0.035)	—		(0.035)
2007	$1.00	0.048	—		0.048	(0.048)	—		(0.048)
2007(e)(f)	$1.00	0.025	—		0.025	(0.025)	—		(0.025)
MONEY MARKET FUND – INSTITUTIONAL II SHARES
2004(c)	$1.00	0.004	—		0.004	(0.004)	—		(0.004)
2005	$1.00	0.014	0.000	(d)	0.014	(0.014)	—		(0.014)
2006	$1.00	0.034	—		0.034	(0.034)	—		(0.034)
2007	$1.00	0.047	—		0.047	(0.047)	—		(0.047)
2007(e)(f)	$1.00	0.024	—		0.024	(0.024)	—		(0.024)
PRIME MONEY MARKET FUND – CORPORATE SHARES(g)
2003	$1.00	0.01	—		0.01	(0.01)	(0.000	)(d)	(0.01)
2004	$1.00	0.007	—		0.007	(0.007)	—		(0.007)
2005	$1.00	0.015	(0.000	)(d)	0.015	(0.015)	—		(0.015)
2006	$1.00	0.034	—		0.034	(0.034)	—		(0.034)
2007	$1.00	0.048	—		0.048	(0.048)	—		(0.048)
2007(e)(f)	$1.00	0.025	—		0.025	(0.025)	—		(0.025)
NEW YORK TAX-FREE MONEY MARKET FUND – CLASS A SHARES
2003	$1.00	0.01	—		0.01	(0.01)	—		(0.01)
2004	$1.00	0.004	0.000	(d)	0.004	(0.004)	—		(0.004)
2005	$1.00	0.009	0.000	(d)	0.009	(0.009)	0.000	(d)	(0.009)
2006	$1.00	0.020	—		0.020	(0.020)	—		(0.020)
2007	$1.00	0.028	—		0.028	(0.028)	—		(0.028)
2007(e)(f)	$1.00	0.015	—		0.015	(0.015)	—		(0.015)
NEW YORK TAX-FREE MONEY MARKET FUND – INSTITUTIONAL I SHARES
2004(c)	$1.00	0.002	0.000	(d)	0.002	(0.002)	—		(0.002)
2005	$1.00	0.009	0.000	(d)	0.009	(0.009)	0.000	(d)	(0.009)
2006	$1.00	0.022	—		0.022	(0.022)	—		(0.022)
2007	$1.00	0.030	—		0.030	(0.030)	—		(0.030)
2007(e)(f)	$1.00	0.016	—		0.016	(0.016)	—		(0.016)
PENNSYLVANIA TAX-FREE MONEY MARKET FUND – CLASS A SHARES
2004(h)	$1.00	0.001	—		0.001	(0.001)	—		(0.001)
2005	$1.00	0.008	—		0.008	(0.008)	—		(0.008)
2006	$1.00	0.019	—		0.019	(0.019)	—		(0.019)
2007	$1.00	0.028	—		0.028	(0.028)	—		(0.028)
2007(e)(f)	$1.00	0.015	—		0.015	(0.015)	—		(0.015)
PENNSYLVANIA TAX-FREE MONEY MARKET FUND – INSTITUTIONAL I SHARES
2003	$1.00	0.01	—		0.01	(0.01)	—		(0.01)
2004(i)	$1.00	0.004	—		0.004	(0.004)	—		(0.004)
2005	$1.00	0.010	—		0.010	(0.010)	—		(0.010)
2006	$1.00	0.022	—		0.022	(0.022)	—		(0.022)
2007	$1.00	0.030	—		0.030	(0.030)	—		(0.030)
2007(e)(f)	$1.00	0.016	—		0.016	(0.016)	—		(0.016)
PENNSYLVANIA TAX-FREE MONEY MARKET FUND – INSTITUTIONAL II SHARES
2003	$1.00	0.01	—		0.01	(0.01)	—		(0.01)
2004(i)	$1.00	0.004	—		0.004	(0.004)	—		(0.004)
2005	$1.00	0.010	—		0.010	(0.010)	—		(0.010)
2006	$1.00	0.021	—		0.021	(0.021)	—		(0.021)
2007	$1.00	0.029	—		0.029	(0.029)	—		(0.029)
2007(e)(f)	$1.00	0.015	—		0.015	(0.015)	—		(0.015)
(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(b)	This expense decrease is reflected in both the net expense and net investment income ratios.
(c)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(d)	Represents less than $0.001.
(e)	Computed on an annualized basis.
(f)	Six Months ended October 31, 2007 (unaudited)
(g)	Formerly Institutional Shares.
(h)	Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.
(i)	Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

34	FINANCIAL HIGHLIGHTS (continued)

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)

$1.00	0.48%	0.42	%(e)	0.69	%(e)	0.51	%(e)	$698,792
$1.00	1.48%	0.41%		1.48%		0.47%		$563,829
$1.00	3.52%	0.41%		3.46%		0.38%		$508,399
$1.00	4.92%	0.43%		4.82%		0.35%		$502,907
$1.00	2.49%	0.43%		4.90%		0.34%		$612,194

$1.00	0.43%	0.49	%(e)	0.62	%(e)	0.44	%(e)	$359,579
$1.00	1.41%	0.48%		1.41%		0.40%		$326,475
$1.00	3.43%	0.50%		3.48%		0.29%		$550,498
$1.00	4.82%	0.53%		4.73%		0.25%		$555,422
$1.00	2.44%	0.53%		4.80%		0.24%		$578,286

$1.00	1.21%	0.40%		1.20%		0.30%		$248,812
$1.00	0.68%	0.42%		0.66%		0.63%		$249,771
$1.00	1.48%	0.42%		1.48%		0.72%		$308,968
$1.00	3.49%	0.43%		3.44%		0.60%		$313,897
$1.00	4.94%	0.40%		4.83%		0.63%		$349,459
$1.00	2.51%	0.38%		4.93%		0.65%		$405,155

$1.00	0.86%	0.61%		0.86%		0.09%		$191,859
$1.00	0.43%	0.63%		0.44%		0.39%		$127,463
$1.00	0.90%	0.64%		0.88%		0.54%		$116,150
$1.00	2.04%	0.71%		2.02%		0.35%		$98,113
$1.00	2.86%	0.72%		2.81%		0.12%		$80,685
$1.00	1.47%	0.74%		2.89%		0.09%		$89,922

$1.00	0.23%	0.64	%(e)	0.41	%(e)	0.26	%(e)	$35,853
$1.00	0.92%	0.62%		0.89%		0.31%		$27,306
$1.00	2.24%	0.52%		2.22%		0.33%		$27,958
$1.00	3.08%	0.50%		3.02%		0.35%		$30,767
$1.00	1.59%	0.50%		3.13%		0.34%		$30,040

$1.00	0.13%	0.82	%(e)	0.26	%(e)	0.93	%(e)	$222
$1.00	0.79%	0.77%		0.86%		0.97%		$832
$1.00	1.96%	0.80%		1.94%		0.62%		$663
$1.00	2.81%	0.77%		2.83%		0.64%		$3,817
$1.00	1.48%	0.76%		2.96%		0.83%		$4,793

$1.00	0.86%	0.58%		0.88%		0.43%		$13,453
$1.00	0.45%	0.59%		0.44%		0.65%		$15,361
$1.00	0.96%	0.59%		0.95%		0.88%		$20,758
$1.00	2.20%	0.58%		2.22%		0.60%		$29,677
$1.00	3.03%	0.57%		2.96%		0.59%		$15,343
$1.00	1.59%	0.56%		3.13%		0.56%		$18,690

$1.00	0.86%	0.58%		0.83%		0.73%		$3,439
$1.00	0.44%	0.53%		0.54%		0.72%		$671
$1.00	0.96%	0.59%		1.02%		0.88%		$1,894
$1.00	2.17%	0.58%		2.12%		0.57%		$1,020
$1.00	2.97%	0.65%		2.90%		0.50%		$931
$1.00	1.54%	0.66%		3.05%		0.45%		$1,646

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

FINANCIAL HIGHLIGHTS (concluded)	35

MTB Group of Funds

October 31, 2007 (unaudited)

1.	ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of

36 portfolios, 7 of which are presented herein (individually referred to as the “Fund” or collectively as the “Funds”). The remaining 29 funds (5 of which are only made available to variable annuity contracts) are presented in separate reports.

MTB Fund	Investment Objectives
MTB U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)(d)	To seek current income with liquidity and stability of principal.

MTB U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)(d)	To seek current income and provide liquidity and security of principal.

MTB Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)(d)	Maximizing current income exempt from federal income tax and providing liquidity and stability of principal.

MTB Money Market Fund (“Money Market Fund”)(d)	To seek current income with liquidity and stability of principal.

MTB Prime Money Market Fund (“Prime Money Market Fund”)(d)	To seek current income with liquidity and stability of principal.

MTB New York Tax-Free Money Market Fund (“New York Tax-Free Money Market Fund”)(d)	To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

MTB Pennsylvania Tax-Free Money Market Fund (“Pennsylvania Tax-Free Money Market Fund”)(d)	Maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.

(d)	Diversified

The Trust offers 8 classes of shares: Class A Shares, Class A2 Shares (formerly Institutional Shares), Class B Shares, Class C Shares, Class S Shares, Corporate Shares (formerly Institutional Shares), Institutional I Shares and Institutional II Shares. All shares of the Funds have equal rights with respect to voting except on class specific matters.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation – The money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements – It is each Fund’s policy to require the other party to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

Investment Income, Gain and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. All Funds, except Prime Money Market Fund, offer multiple classes of shares. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization – All premiums and discounts are amortized/accreted.

(continued on next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

36	NOTES TO FINANCIAL STATEMENTS

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Management has evaluated the application of FIN 48 to the Funds, and has determined that there is no impact resulting from the adoption of this interpretation on the Funds’ financial statements.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other – Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3.	SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	U.S. Treasury Money Market Fund
	Six-Months Ended 10/31/07			Year Ended 4/30/07
	Shares		Amount	Shares	Amount

Class A Shares
Shares sold		628,510,805	$628,510,805	1,240,166,055	$1,240,166,055
Shares issued to shareholders in payment of distributions declared		1,075,502	1,075,502	2,594,209	2,594,209
Shares redeemed		(619,595,238)	(619,595,238)	(1,251,930,799)	(1,251,930,799)

Net change resulting from Class A Shares transactions		9,991,069	$9,991,069	(9,170,535)	$(9,170,535)

Class S Shares
Shares sold		86,327,517	$86,327,517	169,414,700	$169,414,700
Shares redeemed		(80,832,389)	(80,832,389)	(170,460,770)	(170,460,770)

Net change resulting from Class S Shares transactions		5,495,128	$5,495,128	(1,046,070)	$(1,046,070)

Institutional I Shares
Shares sold		516,358,095	$516,358,095	785,647,762	$785,647,762
Shares issued to shareholders in payment of distributions declared		1,406	1,406	3,902	3,902
Shares redeemed		(438,843,066)	(438,843,066)	(786,184,387)	(786,184,387)

Net change resulting from Institutional I Shares transactions		77,516,435	$77,516,435	(532,723)	$(532,723)

Institutional II Shares
Shares sold		542,719,811	$542,719,811	1,015,867,896	$1,015,867,896
Shares redeemed	(507,214,647)		(507,214,647)	(1,029,943,756)	(1,029,943,756)

Net change resulting from Institutional II Shares transactions		35,505,164	$35,505,164	(14,075,860)	$(14,075,860)

Net change resulting from share transactions		128,507,796	$128,507,796	(24,825,188)	$(24,825,188)

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

NOTES TO FINANCIAL STATEMENTS	37

	U.S. Government Money Market Fund
	Six-Months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	57,436,181	$57,436,181	108,502,781	$108,502,781
Shares issued to shareholders in payment of distributions declared	151,149	151,149	268,646	268,646
Shares redeemed	(72,581,238)	(72,581,238)	(90,521,954)	(90,521,954)

Net change resulting from Class A Shares transactions	(14,993,908)	$(14,993,908)	18,249,473	$18,249,473

Institutional I Shares
Shares sold	1,163,180,057	$1,163,180,057	1,942,640,895	$1,942,640,895
Shares redeemed	(900,217,542)	(900,217,542)	(1,803,931,084)	(1,803,931,084)

Net change resulting from Institutional I Shares transactions	262,962,515	$262,962,515	138,709,811	$138,709,811

Institutional II Shares
Shares sold	1,633,519,424	$1,633,519,424	2,934,355,966	$2,934,355,966
Shares redeemed	(1,547,065,804)	(1,547,065,804)	(2,708,017,195)	(2,708,017,195)

Net change resulting from Institutional II Shares transactions	86,453,620	$86,453,620	226,338,771	$226,338,771

Net change resulting from share transactions	334,422,227	$334,422,227	383,298,055	$383,298,055

	Tax-Free Money Market Fund
	Six-Months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	12,214,610	$12,214,610	49,573,130	$49,573,130
Shares issued to shareholders in payment of distributions declared	263,849	263,849	606,933	606,933
Shares redeemed	(8,272,373)	(8,272,373)	(61,797,876)	(61,797,876)

Net change resulting from Class A Shares transactions	4,206,086	$4,206,086	(11,617,813)	$(11,617,813)

Institutional I Shares
Shares sold	89,150,245	$89,150,245	154,626,462	$154,626,462
Shares redeemed	(73,755,750)	(73,755,750)	(167,363,822)	(167,363,822)

Net change resulting from Institutional I Shares transactions	15,394,495	$15,394,495	(12,737,360)	$(12,737,360)

Institutional II Shares
Shares sold	50,110,558	$50,110,558	77,079,955	$77,079,955
Shares redeemed	(43,666,510)	(43,666,510)	(85,588,401)	(85,588,401)

Net change resulting from Institutional II Shares transactions	6,444,048	$6,444,048	(8,508,446)	$(8,508,446)

Net change resulting from share transactions	26,044,629	$26,044,629	(32,863,619)	$(32,863,619)

(continued on next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

38	NOTES TO FINANCIAL STATEMENTS

	Money Market Fund
	Six-Months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	1,911,818,766	$1,911,818,766	3,571,582,973	$3,571,582,973
Shares issued to shareholders in payment of distributions declared	9,902,344	9,902,344	23,534,819	23,534,819
Shares redeemed	(1,846,582,494)	(1,846,582,494)	(3,600,109,712)	(3,600,109,712)

Net change resulting from Class A Shares transactions	75,138,616	$75,138,616	(4,991,920)	$(4,991,920)

Class A2 Shares*
Shares sold	271,756,001	$271,756,001	296,164,308	$296,164,308
Shares issued to shareholders in payment of distributions declared	4,636,555	4,636,555	3,076,281	3,076,281
Shares redeemed	(82,599,725)	(82,599,725)	(151,901,097)	(151,901,097)

Net change resulting from Class A2 Shares* transactions	193,792,831	$193,792,831	147,339,492	$147,339,492

Class B Shares
Shares sold	223,868	$223,868	178,193	$178,193
Shares issued to shareholders in payment of distributions declared	1,476	1,476	6,675	6,675
Shares redeemed	(233,601)	(233,601)	(251,485)	(251,485)

Net change resulting from Class B Shares transactions	(8,257)	$(8,257)	(66,617)	$(66,617)

Class S Shares
Shares sold	376,825,410	$376,825,410	611,448,987	$611,448,987
Shares issued to shareholders in payment of distributions declared	755	755	484	484
Shares redeemed	(368,296,407)	(368,296,407)	(596,059,654)	(596,059,654)

Net change resulting from Class S Shares transactions	8,529,758	$8,529,758	15,389,817	$15,389,817

Institutional I Shares
Shares sold	654,134,893	$654,134,893	1,051,140,449	$1,051,140,449
Shares issued to shareholders in payment of distributions declared	427,644	427,644	935,394	935,394
Shares redeemed	(545,258,250)	(545,258,250)	(1,057,583,222)	(1,057,583,222)

Net change resulting from Institutional I Shares transactions	109,304,287	$109,304,287	(5,507,379)	$(5,507,379)

Institutional II Shares
Shares sold	695,101,463	$695,101,463	1,665,241,294	$1,665,241,294
Shares issued to shareholders in payment of distributions declared	436	436	990	990
Shares redeemed	(672,235,819)	(672,235,819)	(1,660,323,382)	(1,660,323,382)

Net change resulting from Institutional II Shares transactions	22,866,080	$22,866,080	4,918,902	$4,918,902

Net change resulting from share transactions	409,623,315	$409,623,315	157,082,295	$157,082,295

*	Effective July 1, 2006, the Institutional Shares of the Money Market Fund were renamed Class A2 Shares.

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

NOTES TO FINANCIAL STATEMENTS	39

	Prime Money Market Fund
	Six-Months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Corporate Shares**
Shares sold	1,035,604,694	$1,035,604,694	1,543,871,714	$1,543,871,714
Shares issued to shareholders in payment of distributions declared	2,399,724	2,399,724	5,372,163	5,372,163
Shares redeemed	(982,302,007)	(982,302,007)	(1,513,685,646)	(1,513,685,646)

Net change resulting from transactions	55,702,411	$55,702,411	35,558,231	$35,558,231

	New York Tax-Free Money Market Fund
	Six-Months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	150,147,893	$150,147,893	249,106,966	$249,106,966
Shares issued to shareholders in payment of distributions declared	934,117	934,117	2,141,948	2,141,948
Shares redeemed	(141,855,886)	(141,855,886)	(268,667,921)	(268,667,921)

Net change resulting from Class A Shares transactions	9,226,124	$9,226,124	(17,419,007)	$(17,419,007)

Institutional I Shares
Shares sold	61,480,128	$61,480,128	102,216,963	$102,216,963
Shares issued to shareholders in payment of distributions declared	22,732	22,732	9,800	9,800
Shares redeemed	(62,233,321)	(62,233,321)	(99,414,140)	(99,414,140)

Net change resulting from Institutional I Shares transactions	(730,461)	$(730,461)	2,812,623	$2,812,623

Net change resulting from share transactions	8,495,663	$8,495,663	(14,606,384)	$(14,606,384)

(continued on next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

40	NOTES TO FINANCIAL STATEMENTS

	Pennsylvania Tax-Free Money Market Fund
	Six-Months Ended 10/31/07		Year Ended 4/30/07
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	8,956,941	$8,956,941	14,946,284	$14,946,284
Shares issued to shareholders in payment of distributions declared	44,950	44,950	55,718	55,718
Shares redeemed	(8,026,880)	(8,026,880)	(11,847,107)	(11,847,107)

Net change resulting from Class A Shares transactions	975,011	$975,011	3,154,895	$3,154,895

Institutional I Shares
Shares sold	43,669,710	$43,669,710	76,324,001	$76,324,001
Shares issued to shareholders in payment of distributions declared	6,830	6,830	16,421	16,421
Shares redeemed	(40,330,570)	(40,330,570)	(90,671,580)	(90,671,580)

Net change resulting from Institutional I Shares transactions	3,345,970	$3,345,970	(14,331,158)	$(14,331,158)

Institutional II Shares
Shares sold	4,233,958	$4,233,958	7,211,961	$7,211,961
Shares issued to shareholders in payment of distributions declared	2	2	—	—
Shares redeemed	(3,518,882)	(3,518,882)	(7,300,741)	(7,300,741)

Net change resulting from Institutional II Shares transactions	715,078	$715,078	(88,780)	$(88,780)

Net change resulting from share transactions	5,036,059	$5,036,059	(11,265,043)	$(11,265,043)

**	Effective August 31, 2006, the Institutional Shares of the Prime Money Market Fund was renamed Corporate Shares

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

NOTES TO FINANCIAL STATEMENTS	41

4.	FEDERAL TAX INFORMATION

For federal income tax purposes, the following amounts apply as of October 31, 2007:

Fund	Cost of Investments
U.S. Treasury Money Market Fund	$985,617,641
U.S. Government Money Market Fund	2,860,602,548
Tax-Free Money Market Fund	123,404,474
Money Market Fund	2,433,812,140
Prime Money Market Fund	406,462,339
New York Tax-Free Money Market Fund	119,645,621
Pennsylvania Tax-Free Money Market Fund	25,338,180

At April 30, 2007, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to Expire in				Total Capital
					Loss
Fund	2008	2010	2011	2014	Carryforwards
U.S. Treasury Money Market Fund	$—	$—	$—	$33	$33
Tax-Free Money Market Fund	875	570	—	—	1,445
Money Market Fund	—	—	11,291	—	11,291
Prime Money Market Fund	—	—	2,750	177	2,927
New York Tax-Free Money Market Fund	—	—	—	340	340

The Pennsylvania Tax-Free Money Market Fund used capital loss carryforwards of $27 to offset taxable capital gains realized during the year ended April 30, 2007.

5.	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee – MTB Investment Advisors, Inc. (the “Advisor”), receives for its services an annual investment advisor fee equal to 0.40% of each Fund’s average daily net assets. The Advisor may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. The Advisor can modify or terminate this voluntary waiver and /or reimbursement at any time at its sole discretion.

Administrative Fee – Federated Services Company (FServ) and M&T Securities, Inc. (M&T Securities) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services were provided in accordance with the following schedules specified below:

Fees payable to FServ:

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.04%	on the first $2 billion
0.03%	on the next $2 billion
0.02%	on the next $3 billion
0.0125%	on the next $3 billion
0.01%	on assets in excess of $10 billion

Fees payable to M&T Securities:

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.04%	on the first $5 billion
0.03%	on the next $2 billion
0.0175%	on the next $3 billion
0.015%	on assets in excess of $10 billion

FServ and M&T Securities may each voluntarily choose to waive any portion of its fee. FServ and M&T Securities can each modify or terminate its voluntary waiver at any time at its sole discretion.

Effective September 10, 2007, the Trust entered into a fund administration and accounting agreement and custody agreement with The Bank of New York. Fees for such services are based on assets and volume of transactions. Effective December 1, 2007, FServ no longer served as co-administrator to the Trust.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds, except U.S. Treasury Money Market Fund’s Class A Shares, Money Market Fund’s Class A Shares and New York Tax-Free Money Market Fund’s Class A Shares, to pay fees to financial intermediaries, which may be paid through Edgewood Securities, Inc. (Edgewood), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds for Class A Shares, Class A2 Shares, Class S Shares, Corporate Shares and Institutional II Shares and up to 0.75% of the

(continued on next page)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

42	NOTES TO FINANCIAL STATEMENTS

average daily net assets of the Funds for Class B Shares, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares.

The Funds may waive or reduce the maximum amount of Distribution Services Fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including Edgewood) may waive or reduce any fees to which they are entitled. For the six months ended October 31, 2007, Edgewood did not retain any fees paid by the Funds.

Edgewood is a wholly-owned subsidiary of Federated Investors, Inc. Effective November 16, 2007, ALPS Distributors, Inc. replaced Edgewood as principal distributor of the Funds.

Sales Charges – Class B Shares may be subject to a contingent deferred sales charge (CDSC). The redemption proceeds with respect to Class B Shares may be reduced by the CDSC and the CDSC decreases the longer Class B Shares are held. Class B Shares convert to Class A Shares (which pay lower ongoing expenses) eight years after purchase. This is a non-taxable event.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by FServ, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A Shares, Class A2 Shares, Class B Shares, Class S Shares, Corporate Shares and Institutional I Shares to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T Securities has entered into a Shareholder Services Agreement with FServ under the Shareholder Services Plan and is entitled to receive up to 0.25% of the average daily net assets of each Fund’s Shares. The Funds may waive, reimburse or reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T Securities) may waive, reimburse or reduce any fees to which they are entitled. For the six months ended October 31, 2007, M&T Securities or an affiliate retained a portion of the fees paid by the Funds which are listed in the chart below.

Fund	Shareholder Services Fee Retained
U.S. Treasury Money Market Fund	$160,764
U.S. Government Money Market Fund	216
Tax-Free Money Market Fund	13,837
Money Market Fund	900,358
Prime Money Market Fund	78,025
New York Tax-Free Money Market Fund	81,189

General – Certain of the Officers of the Trust are Officers of the above companies that provide services to the Funds.

6.	CONCENTRATION OF CREDIT RISK

Since New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2007, 68.7% for New York Tax-Free Money Market Fund and 54.8% for Pennsylvania Tax-Free Money Market Fund of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of the total market value of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 9.5% for New York Tax-Free Money Market Fund and 9.8% for Pennsylvania Tax-Free Money Market Fund.

7.	LINE OF CREDIT

The Funds participate in a $10,000,000 unsecured, committed revolving line of credit (LOC) agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the six months ended October 31, 2007. Effective October 17, 2007, the LOC was terminated.

8.	RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

NOTES TO FINANCIAL STATEMENTS	43

BOARD REVIEW OF ADVISORY CONTRACTS

The Funds’ Board reviewed the Fund’s investment advisory contract at meetings held in September 2007. The Board’s decision to approve or disapprove this contract reflects the exercise of its business judgment on whether to continue the existing arrangement. The Board was assisted in its deliberations by the advice of independent legal counsel.

The Board’s decision to continue the existing arrangement was based on its consideration of numerous factors, no single one of which was determinative. Such factors included the following: the nature, extent and quality of the services rendered to the Fund; the distinct investment objective and policies of the Fund; the history, organizational structure, financial condition and reputation of the Advisor, and the qualification and background of the Advisor’s personnel; the practices and policies of the Advisor with respect to selecting brokers and executing trades; the Advisor’s compliance program; relevant regulatory, compliance or litigation matters; the Advisor’s business continuity program; the short- and long-term investment performance record of the Advisor and the Fund both on a gross basis and net of expenses; the reasonableness of the fees to be paid to and the profits to be realized by the Advisor (including any benefits to be received by the Advisor or its affiliates in connection with soft dollar arrangements); whether the fees to be paid to the Advisor were competitive with the fees it charges other clients that are similarly managed; the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale; and other factors deemed relevant.

Because of the inherent differences between mutual funds and other types of clients (e.g., pension funds and other institutional accounts), the Board did not consider the latter fees and expenses to be particularly relevant in its evaluation. Instead, with respect to the Fund’s performance and expenses, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful and relevant, given the high degree of competition in the mutual fund business. The range of their fees and expenses appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Advisor is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Advisor’s investment management services were such as to warrant continuation of the advisory contract.

The Funds’ performance as compared to the median of the relevant peer group during the year ended June 30, 2007 were as follows:

MTB Fund	Above or Below the Median
U.S. Treasury Money Market Fund	Above the Median
U.S. Government Money Market Fund	Above the Median
Tax-Free Money Market Fund	Above the Median
Money Market Fund	Above the Median
Prime Money Market Fund	Below the Median
New York Tax-Free Money Market Fund	Below the Median
Pennsylvania Tax-Free Money Market Fund	Below the Median

For each Fund’s performance which fell below the median of the relevant peer group during the year ended June 30, 2007, the Board discussed the Fund’s performance with the Advisor and recognized the efforts being undertaken by the Advisor. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about the Advisor, including reports on the compensation and benefits the Advisor derived from its relationships with the Funds. These reports covered not only the fees under the advisory contract, but also fees received by the Advisor and its affiliates for providing other services to the Funds under separate contracts (e.g., for serving as the Funds’ co-administrator). The reports also discussed any indirect benefit the Advisor may derive from its receipt of research services from brokers who execute Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, the Advisor and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Advisor furnished reports that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis. The allocation reports were considered in the analysis by the Board but were determined to be of limited use because of the inherent difficulties in allocating costs and the lack of industry consensus or guidance on how to allocate those costs.

The Board also reviewed profitability information for the Advisor, noting the limited availability of comparative information, and concluded that the Advisor’s profit margins did not appear to be excessive.

The Advisor also provided information regarding the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Advisor has made significant additional investments in the portfolio management efforts supporting all of the Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Advisor did not recommend, and the Board did not request, institution of breakpoints in pricing the Fund’s advisory services at this time.

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

44

The Funds’ investment advisory fee after waivers and expense reimbursements, if any, as compared to the median of the relevant peer group during the year ended June 30, 2007, were as follows:

MTB Fund	Above or Below the Median
U.S. Treasury Money Market Fund	Above the Median
U.S. Government Money Market Fund	Above the Median
Tax-Free Money Market Fund	Above the Median
Money Market Fund	Above the Median
Prime Money Market Fund	Above the Median
New York Tax-Free Money Market Fund	Above the Median
Pennsylvania Tax-Free Money Market Fund	Below the Median

For each Fund’s investment advisory fee after waivers and expense reimbursements which fell above the median of the relevant peer group during the year ended June 30, 2007, the Board reviewed the fees and other expenses of the Fund with the Advisor and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that the Advisor’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

SEMI-ANNUAL REPORT  /  October 31, 2007 (unaudited)

45

Shares of the MTB Group of Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through MTB Funds’ website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link to Form N-PX. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

October 31, 2007 (unaudited)  /  SEMI-ANNUAL REPORT

46

Investment Advisor

MTB Investment Advisors, Inc.

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Co-Administrator

M&T Securities, Inc.

One M&T Plaza

Buffalo, NY 14203

Co-Administrator, Accountant & Custodian

The Bank of New York

101 Barclay Street

New York, NY 10286

Independent Registered Public

Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

We are pleased to send you this Semi-Annual Report of MTB Group of Funds. The Semi-Annual Report contains important information about your investments in MTB Group of Funds.

Since we are required by law to send a Semi-Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Semi-Annual Report.

1-800-836-2211  /  mtbfunds.com

MTB FUNDS

100 EAST PRATT STREET, 15th FLOOR

BALTIMORE, MD 21202

MTB-SAR-000-1207

Item 2.	Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.	Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.	Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.	Schedule of Investments.

The schedule is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Principal Executive Officer and Principal Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT) MTB GROUP OF FUNDS

Date: December 28, 2007	By:	/S/ RICHARD J. BERTHY
Name: Richard J. Berthy
Title: Principal Executive Officer

Date: December 28, 2007	By:	/S/ GUY NORDAHL
Name: Guy Nordahl
Title: Principal Financial Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 28, 2007	By:	/S/ RICHARD J. BERTHY
Name: Richard J. Berthy
Title: Principal Executive Officer

Date: December 28, 2007	By:	/S/ GUY NORDAHL
Name: Guy Nordahl
Title: Principal Financial Officer